UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.87%

CANADA — 8.68%
Bank of Montreal	60,876	$3,614,687
Bank of Nova Scotia	15,390	879,131
BCE Inc.	174,216	7,853,247
Bell Aliant Inc.	52,920	1,435,197
Canadian Imperial Bank of Commerce	43,947	3,331,476
Canadian Tire Corp. Ltd. Class A NVS	24,111	1,943,250
Dollarama Inc.	47,040	3,310,163
Enbridge Inc.	256,482	11,159,591
First Capital Realty Inc.	62,586	1,171,122
Franco-Nevada Corp.	37,620	1,574,613
Goldcorp Inc.	39,159	1,165,810
H&R Real Estate Investment Trust	38,646	864,118
Intact Financial Corp.	94,248	5,594,422
National Bank of Canada	98,952	7,303,999
Pembina Pipeline Corp.	127,224	3,990,714
RioCan Real Estate Investment Trust	66,861	1,778,992
Shaw Communications Inc. Class B	267,102	5,972,355
Shoppers Drug Mart Corp.	40,992	1,795,867
Thomson Reuters Corp.	251,712	8,402,171
Tim Hortons Inc.	104,160	5,558,962
TransCanada Corp.	255,618	11,762,558

		90,462,445

CHILE — 0.32%
Banco de Credito e Inversiones	19,850	1,200,858
Empresa Nacional de Electricidad SA	383,553	615,451
Empresa Nacional de Telecomunicaciones SA	81,225	1,496,222

		3,312,531

CHINA — 3.66%
Beijing Enterprises Holdings Ltd.[a]	342,000	2,799,776
China Construction Bank Corp. Class H	5,130,000	4,163,317
China Mengniu Dairy Co. Ltd.	336,000	1,170,815
China Mobile Ltd.	1,260,000	13,382,671
China Petroleum & Chemical Corp. Class H	1,368,000	1,413,325
China Resources Gas Group Ltd.	656,000	1,715,464
China Telecom Corp. Ltd. Class H	2,394,000	1,147,225
Hengan International Group Co. Ltd.	336,000	3,726,697
Inner Mongolia Yitai Coal Co. Ltd. Class B	342,000	1,707,948
Jiangsu Expressway Co. Ltd. Class H	788,000	959,267
Kunlun Energy Co. Ltd.	342,000	656,438
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	453,600	884,669
Shenzhou International Group Holdings Ltd.	168,000	572,422
SOHO China Ltd.[a]	513,000	434,835
Tencent Holdings Ltd.	16,800	666,131
Tingyi (Cayman Islands) Holding Corp.[a]	684,000	1,760,489
Zhejiang Expressway Co. Ltd. Class H	1,026,000	909,321

		38,070,810

Security	Shares	Value

COLOMBIA — 0.06%
Corporacion Financiera Colombiana SA	33,516	$641,325

		641,325

CZECH REPUBLIC — 0.08%
Telefonica O2 Czech Republic AS	59,337	863,649

		863,649

DENMARK — 0.08%
TrygVesta A/S	10,260	862,453

		862,453

EGYPT — 0.09%
Commercial International Bank (Egypt) SAE	180,096	945,641

		945,641

FRANCE — 0.07%
Eutelsat Communications SA	23,085	717,438

		717,438

HONG KONG — 3.46%
Cheung Kong Infrastructure Holdings Ltd.	336,000	2,337,301
CLP Holdings Ltd.	1,052,000	8,883,212
Hang Seng Bank Ltd.	513,000	8,260,550
Link REIT (The)	1,624,500	8,402,081
MTR Corp. Ltd.	966,500	3,822,274
Power Assets Holdings Ltd.	368,000	3,240,171
Swire Pacific Ltd. Class A	85,500	1,087,089

		36,032,678

INDONESIA — 1.12%
PT Bank Central Asia Tbk	3,505,500	3,704,127
PT Bank Danamon Indonesia Tbk	2,137,500	1,254,786
PT Jasa Marga (Persero) Tbk	1,282,500	877,259
PT Telekomunikasi Indonesia (Persero) Tbk	3,762,000	4,244,012
PT Unilever Indonesia Tbk	516,000	1,606,738

		11,686,922

IRELAND — 0.13%
Ryanair Holdings PLC SP ADR	27,798	1,357,654

		1,357,654

ISRAEL — 0.54%
Bezeq The Israel Telecommunication Corp. Ltd.	428,400	550,978
NICE Systems Ltd.	38,304	1,408,430
Teva Pharmaceutical Industries Ltd.	96,264	3,690,782

		5,650,190

JAPAN — 12.56%
ABC-MART Inc.	17,100	620,664
Alfresa Holdings Corp.	16,800	880,139
ANA Holdings Inc.[a]	855,000	1,803,565
Bank of Kyoto Ltd. (The)	171,000	1,400,515
Benesse Holdings Inc.	39,400	1,453,479

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

Chiba Bank Ltd. (The)	336,000	$2,126,308
Chugai Pharmaceutical Co. Ltd.	68,400	1,385,274
Chugoku Bank Ltd. (The)	171,000	2,355,642
Eisai Co. Ltd.	134,400	5,190,988
FamilyMart Co. Ltd.	34,200	1,390,354
Gunma Bank Ltd. (The)	223,000	1,124,110
Hachijuni Bank Ltd. (The)	223,000	1,155,028
Hoya Corp.	16,800	340,409
Itochu Techno-Solutions Corp.	17,100	735,821
Iyo Bank Ltd. (The)	171,000	1,481,802
Japan Airlines Co. Ltd.	33,600	1,736,984
Japan Real Estate Investment Corp.	171	1,698,569
Kamigumi Co. Ltd.	171,000	1,309,067
Keikyu Corp.	223,000	1,916,950
Keio Corp.	171,000	1,148,185
Kintetsu Corp.[a]	342,000	1,422,530
Kurita Water Industries Ltd.	16,800	368,028
Kyowa Hakko Kirin Co. Ltd.	168,000	1,896,707
Lawson Inc.	34,200	2,486,041
McDonald’s Holdings Co. (Japan) Ltd.	34,500	956,672
Miraca Holdings Inc.	39,400	1,711,008
Mitsubishi Tanabe Pharma Corp.	171,000	2,191,374
Nissin Foods Holdings Co. Ltd.	51,300	1,981,382
Nitori Holdings Co. Ltd.	19,700	1,551,027
NTT DOCOMO Inc.	6,498	9,640,014
Odakyu Electric Railway Co. Ltd.	342,000	3,353,107
Ono Pharmaceutical Co. Ltd.	51,300	3,566,487
Oracle Corp. Japan	22,300	881,179
Oriental Land Co. Ltd.	34,200	4,667,254
Osaka Gas Co. Ltd.	684,000	2,777,321
Otsuka Holdings Co. Ltd.	235,200	7,535,251
PARK24 Co. Ltd.	50,400	935,875
Rakuten Inc.	171,000	1,920,416
Rinnai Corp.	17,100	1,364,952
Sankyo Co. Ltd.	34,200	1,512,285
Sanrio Co. Ltd.	16,800	812,756
Santen Pharmaceutical Co. Ltd.	17,700	709,928
Secom Co. Ltd.	102,600	5,253,201
Seven Bank Ltd.	273,600	986,288
Shimamura Co. Ltd.	17,100	1,967,834
Shizuoka Bank Ltd. (The)	342,000	3,590,196
Suzuken Co. Ltd.	39,400	1,256,430
Taisho Pharmaceutical Holdings Co. Ltd.	17,100	1,154,959
Takeda Pharmaceutical Co. Ltd.	222,300	9,906,908
Tobu Railway Co. Ltd.	672,000	3,513,899
Toho Co. Ltd.	34,200	602,205
Tokyo Gas Co. Ltd.	171,000	922,951
TonenGeneral Sekiyu K.K.	171,000	1,690,101
Tsumura & Co.	17,100	490,096
Unicharm Corp.	39,400	2,216,311
USS Co. Ltd.	15,390	1,793,912
West Japan Railway Co.	119,700	5,008,492
Yamato Holdings Co. Ltd.	239,400	4,459,633
Yamazaki Baking Co. Ltd.	44,000	509,829

		130,818,692

MALAYSIA — 1.38%
Berjaya Sports Toto Bhd	520,933	716,094
Hong Leong Bank Bhd	124,900	571,501
IHH Healthcare Bhd[b]	1,368,000	1,761,316
Malayan Banking Bhd	705,600	2,317,847
Maxis Bhd	1,539,000	3,357,096
Petronas Dagangan Bhd	85,500	689,739
Public Bank Bhd Foreign	684,000	3,721,278

Security	Shares	Value

Telekom Malaysia Bhd	666,900	$1,181,439

		14,316,310

NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	649,116	1,557,991

		1,557,991

PERU — 0.17%
Compania de Minas Buenaventura SA SP ADR	97,128	1,743,448

		1,743,448

PHILIPPINES — 0.41%
Bank of the Philippine Islands	449,730	1,090,545
International Container Terminal Services Inc.	418,950	922,245
Philippine Long Distance Telephone Co.	30,780	2,255,889
San Miguel Corp.	22,156	48,222

		4,316,901

SINGAPORE — 1.36%
ComfortDelGro Corp. Ltd.[a]	1,710,000	2,575,851
Oversea-Chinese Banking Corp. Ltd.[a]	342,000	2,793,548
Singapore Airlines Ltd.	342,000	2,904,424
Singapore Press Holdings Ltd.	29,000	97,916
Singapore Telecommunications Ltd.[a]	1,392,000	4,127,624
StarHub Ltd.	513,000	1,626,640

		14,126,003

SWITZERLAND — 5.00%
Banque Cantonale Vaudoise Registered	855	443,716
Barry Callebaut AG Registered	1,026	954,792
Givaudan SA Registered[b]	4,617	5,961,300
Lindt & Spruengli AG Registered	67	2,855,669
Nestle SA Registered	176,301	11,657,251
Novartis AG Registered	180,747	12,996,606
Roche Holding AG Genusschein	17,613	4,388,566
Schindler Holding AG Participation Certificates	5,301	772,280
Schindler Holding AG Registered	7,353	1,043,642
SGS SA Registered	729	1,642,453
Swiss Prime Site AG Registered[b]	37,044	2,781,388
Swisscom AG Registered	15,390	6,562,722

		52,060,385

TAIWAN — 3.99%
Advantech Co. Ltd.	171,000	840,140
Chang Hwa Commercial Bank Ltd.	1,026,400	583,182
China Airlines Ltd.[b]	2,052,000	833,282
China Steel Corp.	6,156,050	5,236,346
Chunghwa Telecom Co. Ltd.	2,565,000	8,187,082
Far EasTone Telecommunications Co. Ltd.	1,078,000	2,576,103
First Financial Holding Co. Ltd.	3,762,400	2,282,338
Hua Nan Financial Holdings Co. Ltd.	3,420,000	2,006,049
Inventec Corp.	1,368,830	663,370
Lite-On Technology Corp.	1,368,000	2,187,794
MStar Semiconductor Inc.	40,000	335,562
Synnex Technology International Corp.	855,000	1,201,629
Taiwan Cooperative Financial Holding Co. Ltd.	3,249,018	1,884,040
Taiwan Mobile Co. Ltd.	1,078,000	3,945,221

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	2,394,000	$8,761,464

		41,523,602

THAILAND — 0.71%
Advanced Information Service PCL NVDR	310,800	2,699,931
Bangkok Bank PCL Foreign	102,600	698,120
Bangkok Bank PCL NVDR	102,600	694,732
Bangkok Dusit Medical Services PCL NVDR	215,700	1,204,073
CP All PCL NVDR	1,498,900	2,128,908

		7,425,764

UNITED KINGDOM — 3.77%
AstraZeneca PLC	68,058	3,495,832
Babcock International Group PLC	136,629	2,402,862
British Sky Broadcasting Group PLC	259,065	3,065,558
Capita PLC	117,531	1,714,176
Compass Group PLC	369,360	4,852,285
GlaxoSmithKline PLC	160,227	4,162,438
Pearson PLC	209,988	3,912,679
Randgold Resources Ltd.	7,353	583,034
Reckitt Benckiser Group PLC	44,289	3,170,661
Serco Group PLC	331,986	3,080,343
Shire PLC	63,493	2,088,880
SSE PLC	95,470	2,249,292
Unilever PLC	14,022	589,931
Vodafone Group PLC	871,416	2,535,955
Wm Morrison Supermarkets PLC	323,190	1,341,588

		39,245,514

UNITED STATES — 51.08%
3M Co.	4,104	452,548
Abbott Laboratories	217,896	7,990,246
Actavis Inc.[b]	4,872	600,669
Activision Blizzard Inc.	222,016	3,203,691
Advance Auto Parts Inc.	29,412	2,397,666
Airgas Inc.	6,327	650,985
Alleghany Corp.[b]	8,736	3,407,040
Allergan Inc.	5,880	585,001
Altria Group Inc.	164,013	5,920,869
American Capital Agency Corp.	254,790	6,573,582
AmerisourceBergen Corp.	121,449	6,567,962
Amgen Inc.	35,454	3,564,191
Annaly Capital Management Inc.	611,838	8,308,760
Aon PLC	53,691	3,418,506
Arch Capital Group Ltd.[a],b	87,804	4,496,443
AT&T Inc.	137,484	4,810,565
Automatic Data Processing Inc.	228,939	15,732,688
AutoZone Inc.[a,b]	17,103	6,992,219
Becton, Dickinson and Co.	64,305	6,341,759
BMC Software Inc.[b]	16,074	728,072
Bristol-Myers Squibb Co.	275,823	12,690,616
C.H. Robinson Worldwide Inc.	13,851	785,213
C.R. Bard Inc.	52,207	5,382,020
Campbell Soup Co.	125,856	5,387,895
Chevron Corp.	3,762	461,785
Chubb Corp. (The)	82,422	7,178,956
Church & Dwight Co. Inc.	81,909	4,980,886
Clorox Co. (The)	65,664	5,455,365
Coca-Cola Co. (The)	102,627	4,104,054
Colgate-Palmolive Co.	170,658	9,870,859
Consolidated Edison Inc.	192,375	10,978,841
Costco Wholesale Corp.	8,559	938,666

Security	Shares	Value

Dollar General Corp.[b]	84,672	$4,470,682
Dollar Tree Inc.[b]	58,167	2,794,343
Dominion Resources Inc.	120,213	6,798,045
Duke Energy Corp.	125,343	8,389,207
Ecolab Inc.	66,510	5,618,100
Eli Lilly and Co.	225,207	11,972,004
Everest Re Group Ltd.	34,104	4,420,219
Exxon Mobil Corp.	111,885	10,122,236
Family Dollar Stores Inc.	57,691	3,527,805
Federal Realty Investment Trust[a]	39,501	4,256,233
First Republic Bank	58,824	2,185,900
Forest Laboratories Inc.[b]	111,552	4,434,192
General Mills Inc.	304,551	14,338,261
Genuine Parts Co.	13,851	1,076,777
Health Care REIT Inc.[a]	94,392	6,421,488
Hershey Co. (The)	54,036	4,815,148
Hormel Foods Corp.	94,734	3,772,308
International Business Machines Corp.	32,035	6,663,921
Intuit Inc.	69,768	4,077,242
J.M. Smucker Co. (The)	55,635	5,616,910
Johnson & Johnson	183,654	15,459,994
Kellogg Co.	146,307	9,078,349
Kimberly-Clark Corp.	104,844	10,152,044
Kinder Morgan Inc.	122,265	4,643,625
Kinder Morgan Management LLC[a,b]	67,314	5,467,243
Laboratory Corp. of America Holdings[b]	49,761	4,950,722
Marsh & McLennan Companies Inc.	172,368	6,898,167
McCormick & Co. Inc. NVS	72,744	5,025,156
McDonald’s Corp.	157,248	15,185,439
McKesson Corp.	14,112	1,606,792
Microsoft Corp.	200,305	6,986,638
Motorola Solutions Inc.	8,721	505,469
Newmont Mining Corp.	15,732	539,293
NextEra Energy Inc.	12,364	934,966
O’Reilly Automotive Inc.[a,b]	61,902	6,741,747
PartnerRe Ltd.	35,343	3,203,843
Patterson Companies Inc.	22,848	892,900
Paychex Inc.	213,066	7,932,447
People’s United Financial Inc.	214,486	2,951,327
PepsiCo Inc.	105,336	8,507,989
Perrigo Co.	13,104	1,518,885
PetSmart Inc.	21,375	1,442,812
PG&E Corp.	207,816	9,333,017
Procter & Gamble Co. (The)	124,707	9,572,509
Raytheon Co.	12,324	821,271
Realty Income Corp.[a]	128,934	5,860,050
RenaissanceRe Holdings Ltd.	29,664	2,549,917
Republic Services Inc.	83,154	2,835,551
Reynolds American Inc.	46,536	2,238,847
Ross Stores Inc.	74,716	4,804,239
SAIC Inc.	183,246	2,657,067
SCANA Corp.	12,600	635,544
Sherwin-Williams Co. (The)	5,130	967,159
Southern Co. (The)	352,632	15,480,545
Stericycle Inc.[b]	48,735	5,349,154
Synopsys Inc.[b]	96,957	3,534,083
Target Corp.	110,376	7,671,132
TJX Companies Inc. (The)	185,472	9,386,738
Total System Services Inc.	105,678	2,484,490
Travelers Companies Inc. (The)	55,404	4,638,423
Verisk Analytics Inc. Class Ab	86,697	5,099,518
Verizon Communications Inc.	181,260	8,787,485
W.R. Berkley Corp.	77,616	3,179,928
Wal-Mart Stores Inc.	111,723	8,361,349
Waste Management Inc.	160,290	6,720,960

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

Wisconsin Energy Corp.	151,704	$6,191,040
Xcel Energy Inc.	170,184	4,887,684
Yum! Brands Inc.	10,431	706,700

		532,109,886

TOTAL COMMON STOCKS
(Cost: $969,280,211)		1,029,848,232

INVESTMENT COMPANIES — 0.28%

INDIA — 0.28%
iShares India 50 ETF[c]	121,376	2,906,348

		2,906,348

TOTAL INVESTMENT COMPANIES
(Cost: $2,723,936)		2,906,348

PREFERRED STOCKS — 0.36%

COLOMBIA — 0.36%
Banco Davivienda SA	61,560	820,757
Grupo Argos SA	79,515	836,956
Grupo Aval Acciones y Valores SA	1,044,126	765,489
Grupo de Inversiones Suramericana SA	65,835	1,365,242

		3,788,444

TOTAL PREFERRED STOCKS
(Cost: $3,775,907)		3,788,444

RIGHTS — 0.00%

HONG KONG — 0.00%
Hopewell Holdings Ltd.[b]	6,840	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	20,864,783	20,864,783

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,522,042	$1,522,042

		22,386,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,386,825)		22,386,825

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $998,166,879)		1,058,929,849
Other Assets, Less Liabilities — (1.66)%		(17,253,632)

NET ASSETS — 100.00%		$1,041,676,217

NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares
SP ADR	— Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.05%

AIRLINES — 0.17%
Qantas Airways Ltd.[a]	2,481,765	$3,795,130

		3,795,130
BANKS — 33.66%
Australia and New Zealand Banking Group Ltd.	6,181,495	163,216,004
Bendigo and Adelaide Bank Ltd.	918,480	8,700,254
Commonwealth Bank of Australia	3,625,415	232,396,392
National Australia Bank Ltd.	5,277,255	146,727,446
Westpac Banking Corp.	6,993,748	190,697,436

		741,737,532
BEVERAGES — 1.11%
Coca-Cola Amatil Ltd.	1,287,830	15,927,717
Treasury Wine Estates Ltd.	1,458,265	8,500,516

		24,428,233
BIOTECHNOLOGY — 2.91%
CSL Ltd.	1,122,290	64,129,320

		64,129,320
BUILDING MATERIALS — 0.77%
Boral Ltd.	1,726,600	7,548,521
James Hardie Industries SE	993,685	9,488,845

		17,037,366
CHEMICALS — 0.47%
Incitec Pivot Ltd.	3,669,470	10,272,862

		10,272,862
COAL — 0.13%
Whitehaven Coal Ltd.[b]	1,256,680	2,747,039

		2,747,039
COMMERCIAL SERVICES — 2.35%
Brambles Ltd.	3,507,490	30,803,296
Transurban Group	3,171,070	21,038,618

		51,841,914
COMPUTERS — 0.52%
Computershare Ltd.	1,063,995	11,414,975

		11,414,975
DIVERSIFIED FINANCIAL SERVICES — 1.94%
ASX Ltd.	394,715	14,153,391
Macquarie Group Ltd.	688,415	28,492,966

		42,646,357

Security	Shares	Value

ELECTRIC — 2.42%
AGL Energy Ltd.	1,239,770	$17,116,261
Origin Energy Ltd.	2,464,855	31,832,024
SP AusNet	3,786,060	4,374,010

		53,322,295
ENGINEERING & CONSTRUCTION — 0.78%
Leighton Holdings Ltd.	380,030	6,408,981
Sydney Airport	422,750	1,479,387
WorleyParsons Ltd.	465,470	9,242,237

		17,130,605
ENTERTAINMENT — 0.67%
Tabcorp Holdings Ltd.	1,653,620	5,215,992
Tatts Group Ltd.	3,127,905	9,626,399

		14,842,391
FOOD — 4.36%
Metcash Ltd.	1,984,255	7,362,304
Woolworths Ltd.	2,800,385	88,600,661

		95,962,965
HEALTH CARE — PRODUCTS — 0.36%
Cochlear Ltd.	128,605	7,957,783

		7,957,783
HEALTH CARE — SERVICES — 0.97%
Ramsay Health Care Ltd.	295,925	9,808,132
Sonic Healthcare Ltd.	848,170	11,571,592

		21,379,724
HOLDING COMPANIES — DIVERSIFIED — 0.00%
BGP Holdings PLC[a,c]	18,888,372	245

		245
INSURANCE — 6.10%
AMP Ltd.	6,602,465	32,789,980
Insurance Australia Group Ltd.	4,684,070	25,508,034
QBE Insurance Group Ltd.	2,696,255	41,386,393
Suncorp Group Ltd.	2,898,730	34,656,085

		134,340,492
INTERNET — 0.32%
Seek Ltd.	723,125	7,085,485

		7,085,485
IRON & STEEL — 0.51%
Fortescue Metals Group Ltd.	3,507,935	11,266,827

		11,266,827

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2013

Security	Shares	Value

LEISURE TIME — 0.21%
Flight Centre Ltd.[b]	124,600	$4,690,008

		4,690,008
LODGING — 0.73%
Crown Ltd.	902,460	11,118,248
Echo Entertainment Group Ltd.	1,767,540	4,999,155

		16,117,403
MANUFACTURING — 0.34%
ALS Ltd.	772,075	7,468,888

		7,468,888
MINING — 15.95%
Alumina Ltd.[a]	5,690,660	5,646,876
BHP Billiton Ltd.	7,236,145	241,985,319
Iluka Resources Ltd.	943,400	10,166,406
Newcrest Mining Ltd.	1,725,710	24,007,145
Orica Ltd.	826,365	17,810,393
Rio Tinto Ltd.	981,670	51,934,087

		351,550,226
OIL & GAS — 3.86%
Caltex Australia Ltd.	304,380	6,560,209
Santos Ltd.	2,166,260	27,165,869
Woodside Petroleum Ltd.	1,484,965	51,239,319

		84,965,397
PACKAGING & CONTAINERS — 1.17%
Amcor Ltd.	2,718,950	25,859,384

		25,859,384
PIPELINES — 0.52%
APA Group	1,866,330	11,541,266

		11,541,266
REAL ESTATE — 0.54%
Lend Lease Group	1,229,535	11,811,741

		11,811,741
REAL ESTATE INVESTMENT TRUSTS — 7.53%
CFS Retail Property Trust Group	4,779,745	9,210,985
Dexus Property Group	10,902,945	11,498,516
Federation Centres	3,216,460	7,647,775
Goodman Group	3,862,219	19,032,914
GPT Group	3,984,975	14,862,110
Mirvac Group	8,252,525	13,252,779
Stockland Corp. Ltd.	4,962,640	17,366,445
Westfield Group	4,769,065	52,673,358
Westfield Retail Trust	6,881,035	20,319,348

		165,864,230

Security	Shares	Value

RETAIL — 4.00%
Harvey Norman Holdings Ltd.[b]	1,204,170	$2,897,789
Wesfarmers Ltd.	2,268,165	85,331,411

		88,229,200
TELECOMMUNICATIONS — 2.02%
Telstra Corp. Ltd.	9,812,250	44,591,515

		44,591,515
TRANSPORTATION — 1.66%
Asciano Ltd.	2,197,410	10,639,170
Aurizon Holdings Ltd.	4,574,600	18,859,356
Toll Holdings Ltd.	1,534,805	7,136,746

		36,635,272

TOTAL COMMON STOCKS
(Cost: $2,157,147,261)		2,182,664,070

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	6,322,557	6,322,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	461,217	461,217
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,820	5,820

		6,789,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,789,594)		6,789,594

TOTAL INVESTMENTS IN SECURITIES — 99.36%
(Cost: $2,163,936,855)		2,189,453,664
Other Assets, Less Liabilities — 0.64%		14,069,670

NET ASSETS — 100.00%		$2,203,523,334

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2013

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
131	ASX SPI 200 Index (Jun. 2013)	Sydney Futures	$15,489,154	$(692,561)

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.01%

BANKS — 18.12%
Erste Group Bank AG	316,680	$10,285,056
Raiffeisen International Bank Holding AG	97,986	3,352,532

		13,637,588
BUILDING MATERIALS — 4.06%
Wienerberger AGa	241,752	3,054,778

		3,054,778
CHEMICALS — 2.12%
Lenzing AG	20,622	1,597,687

		1,597,687
COMMERCIAL SERVICES — 1.33%
Kapsch TrafficCom AGa	19,278	998,747

		998,747
ELECTRIC — 5.70%
EVN AG	102,816	1,345,820
Verbund AG	140,616	2,939,504

		4,285,324
ELECTRICAL COMPONENTS & EQUIPMENT — 1.47%
Zumtobel AG	94,374	1,106,894

		1,106,894
ELECTRONICS — 1.03%
Austria Technologie & Systemtechnik AG	85,470	775,384

		775,384
ENGINEERING & CONSTRUCTION — 2.15%
Flughafen Wien AG	26,754	1,615,770

		1,615,770
INSURANCE — 4.31%
Vienna Insurance Group AG	66,234	3,240,432

		3,240,432
IRON & STEEL — 7.13%
AMAG Austria Metall AGb	38,766	1,180,657
Voestalpine AG	125,538	4,182,946

		5,363,603
MACHINERY — 7.82%
Andritz AG	84,504	4,599,721

Security	Shares	Value

Palfinger AG	37,338	$1,282,336

		5,882,057
MANUFACTURING — 4.07%
RHI AG	52,206	1,828,145
Semperit AG Holding	31,920	1,236,706

		3,064,851
OIL & GAS — 12.54%
OMV AG	203,616	9,433,936

		9,433,936
OIL & GAS SERVICES — 3.32%
Schoeller-Bleckmann Oilfield Equipment AG	24,276	2,501,519

		2,501,519
PACKAGING & CONTAINERS — 2.91%
Mayr-Melnhof Karton AG	20,034	2,190,069

		2,190,069
REAL ESTATE — 13.01%
CA Immobilien Anlagen AGc	165,816	2,244,605
conwert Immobilien Invest SE	154,812	1,802,717
IMMOEAST AG Escrow[c,d]	998,769	13
IMMOFINANZ AGc	1,119,384	4,601,689
IMMOFINANZ AG Escrow[c,d]	897,599	12
S IMMO AGa	176,652	1,142,415

		9,791,451
TELECOMMUNICATIONS — 4.09%
Telekom Austria AG	449,190	3,078,410

		3,078,410
TRANSPORTATION — 3.83%
Oesterreichische Post AG	70,182	2,883,301

		2,883,301
TOTAL COMMON STOCKS (Cost: $106,044,422)		74,501,801

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	579,541	579,541
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	42,277	42,277

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	37,524	$37,524

		659,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $659,342)		659,342

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $106,703,764)		75,161,143
Other Assets, Less Liabilities — 0.11%		86,279

NET ASSETS — 100.00%		$75,247,422

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

BANKS — 6.24%
KBC Groep NV	94,348	$3,752,620

		3,752,620
BEVERAGES — 21.87%
Anheuser-Busch InBev NV	142,655	13,150,576

		13,150,576
BIOTECHNOLOGY — 1.15%
Ablynx NVa,b	87,241	689,692

		689,692
CHEMICALS — 7.70%
Recticel SA	60,255	425,593
Solvay SA	24,617	3,557,255
Tessenderlo Chemie NV	22,763	647,543

		4,630,391
COMPUTERS — 0.89%
Econocom Group SA	70,143	534,523

		534,523
DISTRIBUTION & WHOLESALE — 1.15%
SA D’Ieteren NV	15,759	694,405

		694,405
ELECTRIC — 1.31%
Elia System Operator SA	18,952	785,977

		785,977
ELECTRICAL COMPONENTS & EQUIPMENT — 1.37%
Bekaert NVb	28,222	823,136

		823,136
ELECTRONICS — 2.45%
Barco NV	8,652	750,822
EVS Broadcast Equipment SA	10,300	719,901

		1,470,723
ENGINEERING & CONSTRUCTION — 0.95%
Compagnie d’Entreprises CFE SA	9,373	569,470

		569,470
ENTERTAINMENT — 1.05%
Kinepolis Group NV	4,738	632,220

		632,220

Security	Shares	Value

FOOD — 7.69%
Colruyt SA	36,153	$1,848,636
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	43,363	2,773,393

		4,622,029
HEALTH CARE — PRODUCTS — 0.81%
Ion Beam Applications SAa	61,388	490,082

		490,082
HOLDING COMPANIES — DIVERSIFIED — 8.44%
Ackermans & van Haaren NV	13,493	1,175,122
Groupe Bruxelles Lambert SA	35,329	2,794,801
KBC Ancora SCA[a,b]	47,792	1,001,544
RHJ International SAa,b	19,580	102,264

		5,073,731
INSURANCE — 5.89%
Ageas	96,099	3,538,926

		3,538,926
MANUFACTURING — 0.88%
Agfa-Gevaert NVa	273,156	527,475

		527,475
MINING — 5.21%
Nyrstar NVa	131,428	681,322
Umicore SA	51,191	2,453,384

		3,134,706
PHARMACEUTICALS — 8.03%
Arseus NV	24,205	632,726
Galapagos NVa,b	30,179	658,255
ThromboGenics NVa,b	22,145	921,985
UCB SA	47,689	2,614,040

		4,827,006
REAL ESTATE INVESTMENT TRUSTS — 5.75%
Befimmo SCA	11,536	767,417
Cofinimmo SA	9,579	1,096,687
Intervest Offices & Warehouses	18,231	472,547
Warehouses De Pauw SCA	10,197	640,943
Wereldhave Belgium NV	4,326	481,486

		3,459,080
SEMICONDUCTORS — 0.90%
Melexis NV	26,677	541,074

		541,074
TELECOMMUNICATIONS — 5.98%
Belgacom SA	74,263	1,664,073
Mobistar SA	29,664	657,402

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2013

Security	Shares	Value

Telenet Group Holding NV	27,295	$1,273,299

		3,594,774
TRANSPORTATION — 2.43%
Compagnie Maritime Belge SA	24,102	479,476
Euronav SAa,b	79,825	434,503
Exmar NV	50,779	546,878

		1,460,857
VENTURE CAPITAL — 1.26%
GIMV NV	14,729	760,497

		760,497

TOTAL COMMON STOCKS (Cost: $61,199,596)		59,763,970

SHORT-TERM INVESTMENTS — 4.29%

MONEY MARKET FUNDS — 4.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,404,251	2,404,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	175,385	175,385
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,828	2,828

		2,582,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,582,464)		2,582,464

TOTAL INVESTMENTS IN SECURITIES — 103.69%
(Cost: $63,782,060)		62,346,434
Other Assets, Less Liabilities — (3.69)%		(2,219,047)

NET ASSETS — 100.00%		$60,127,387

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

11

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 51.74%

AEROSPACE & DEFENSE — 1.33%
Embraer SA	9,192,932	$84,232,441

		84,232,441

AGRICULTURE — 1.31%
Souza Cruz SA	6,101,100	83,167,559

		83,167,559

BANKS — 4.54%
Banco Bradesco SA	5,589,920	93,578,178
Banco do Brasil SA	8,932,697	106,393,990
Banco Santander (Brasil) SA Units	12,197,541	87,110,994

		287,083,162

BEVERAGES — 0.40%
Companhia de Bebidas das Americas	652,200	25,093,437

		25,093,437

BUILDING MATERIALS — 0.17%
Duratex SA	1,529,010	10,611,403

		10,611,403

CHEMICALS — 2.01%
Ultrapar Participacoes SA	5,014,900	126,986,284

		126,986,284

COMMERCIAL SERVICES — 7.28%
Anhanguera Educacional Participacoes SA	6,948,700	43,760,306
Arteris SA	2,694,300	26,342,245
CCR SA	13,529,000	123,962,702
Cielo SA	5,437,532	140,237,866
EcoRodovias Infraestrutura e Logistica SA	3,536,800	28,111,303
Kroton Educacional SA	1,838,300	27,110,518
Localiza Rent A Car SA	2,524,040	38,963,399
Multiplus SA	1,097,100	18,880,481
Qualicorp SAa	1,465,400	13,056,013

		460,424,833

COSMETICS & PERSONAL CARE — 1.08%
Natura Cosmeticos SA	2,864,100	68,118,990

		68,118,990

DIVERSIFIED FINANCIAL SERVICES — 3.41%
BM&F Bovespa SA	26,729,400	176,102,821
CETIP SA - Mercados Organizados	3,654,125	39,838,881

		215,941,702

Security	Shares	Value

ELECTRIC — 2.59%
Centrais Eletricas Brasileiras SA	5,160,999	$13,697,805
CPFL Energia SA	4,301,100	45,399,996
EDP Energias do Brasil SA	4,784,800	28,382,790
MPX Energia SAa	3,615,000	16,103,960
Tractebel Energia SA	2,877,600	49,859,239
Transmissora Alianca de Energia Eletrica SA	987,000	10,737,568

		164,181,358

ENGINEERING & CONSTRUCTION — 0.64%
Multiplan Empreendimentos Imobiliarios SA	1,539,400	40,416,875

		40,416,875
FOOD — 5.02%
BRF - Brasil Foods SA	9,696,350	226,977,934
Cosan SA Industria e Comercio	2,224,090	49,330,359
JBS SA	9,286,922	30,483,906
M Dias Branco SA	247,800	10,923,860

		317,716,059

FOREST PRODUCTS & PAPER — 0.79%
Fibria Celulose SAa	4,540,526	50,035,104

		50,035,104

HOME BUILDERS — 0.30%
MRV Engenharia e Participacoes SA	6,121,047	19,087,460

		19,087,460

INSURANCE — 1.96%
BB Seguridade Participacoes SAa	6,950,800	60,200,828
Odontoprev SA	2,342,800	11,040,838
Porto Seguro SA	2,531,400	31,301,971
Sul America SA Units	3,330,050	21,627,253

		124,170,890

IRON & STEEL — 3.91%
Companhia Siderurgica Nacional SA	12,335,154	38,233,743
Vale SA	14,652,600	209,219,793

		247,453,536

MACHINERY — 0.45%
WEG SA	2,124,500	28,213,097

		28,213,097

OIL & GAS — 5.19%
OGX Petroleo e Gas Participacoes SAa	21,652,100	14,011,347
Petroleo Brasileiro SA	35,339,644	314,362,170

		328,373,517

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2013

Security	Shares	Value

PHARMACEUTICALS — 0.79%
Hypermarcas SA	6,231,800	$49,970,120

		49,970,120

REAL ESTATE — 2.30%
BR Malls Participacoes SA	6,653,800	68,642,517
BR Properties SA	3,474,800	34,233,921
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,336,300	42,539,261

		145,415,699

RETAIL — 1.94%
Lojas Americanas SA	1,401,300	10,487,326
Lojas Renner SA	2,054,700	71,780,333
Raia Drogasil SA	3,767,900	40,602,257

		122,869,916

SOFTWARE — 0.58%
Totvs SA	2,092,500	37,041,042

		37,041,042

TELECOMMUNICATIONS — 0.89%
TIM Participacoes SA	14,671,390	56,069,883

		56,069,883

TEXTILES — 0.70%
Companhia Hering SA	2,458,600	44,374,816

		44,374,816

TRANSPORTATION — 0.66%
ALL - America Latina Logistica SA	8,397,700	41,938,292

		41,938,292

WATER — 1.50%
Companhia de Saneamento Basico do Estado de Sao Paulo	5,544,100	69,881,320
Companhia de Saneamento de Minas Gerais SA	1,195,700	24,950,716

		94,832,036

TOTAL COMMON STOCKS
(Cost: $2,508,309,287)		3,273,819,511

PREFERRED STOCKS — 47.27%

AUTO PARTS & EQUIPMENT — 0.48%
Marcopolo SA	4,646,200	30,284,017

		30,284,017

BANKS — 14.60%
Banco Bradesco SA	25,926,436	417,366,321
Banco do Estado do Rio Grande do Sul SA Class B	3,720,210	29,324,860

Security	Shares	Value

Itau Unibanco Holding SA	31,408,010	$477,184,368

		923,875,549

BEVERAGES — 5.48%
Companhia de Bebidas das Americas	9,033,232	347,130,601

		347,130,601

CHEMICALS — 0.44%
Braskem SA Class A	3,559,536	27,891,419

		27,891,419

ELECTRIC — 2.94%
AES Tiete SA	2,065,900	22,523,352
Centrais Eletricas Brasileiras SA Class B	4,152,051	19,489,358
Companhia Energetica de Minas Gerais	8,500,521	86,298,699
Companhia Energetica de Sao Paulo Class B	2,783,070	27,379,808
Companhia Paranaense de Energia Class B	1,961,200	30,210,508

		185,901,725

FOOD — 1.31%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,700,164	82,746,018

		82,746,018

FOREST PRODUCTS & PAPER — 0.94%
Klabin SA	8,065,400	49,053,123
Suzano Papel e Celulose SA Class A	2,960,900	10,746,462

		59,799,585

HOLDING COMPANIES — DIVERSIFIED — 2.56%
Bradespar SA	3,973,300	41,101,497
Itausa - Investimentos Itau SA	27,394,556	121,008,519

		162,110,016

IRON & STEEL — 7.53%
Gerdau SA	13,467,046	82,410,706
Metalurgica Gerdau SA	4,784,490	37,242,988
Usinas Siderurgicas de Minas Gerais SA Class A	7,869,700	32,843,464
Vale SA Class A	24,118,200	324,018,865

		476,516,023

OIL & GAS — 7.83%
Petroleo Brasileiro SA	52,684,578	495,334,594

		495,334,594

RETAIL — 0.90%
Lojas Americanas SA	7,041,105	56,954,848

		56,954,848

TELECOMMUNICATIONS — 2.26%
Oi SA	14,939,393	27,811,489

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2013

Security	Shares	Value

Telefonica Brasil SA	4,651,474	$114,948,151

		142,759,640

TOTAL PREFERRED STOCKS
(Cost: $1,871,110,725)		2,991,304,035

RIGHTS — 0.01%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
CETIP SA - Mercados Organizados[a]	2,601	378

		378
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Itausa - Investimentos Itau SA Preferred[a]	724,985	921,296

		921,296

TOTAL RIGHTS
(Cost: $0)		921,674

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,110,523	1,110,523

		1,110,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,110,523)		1,110,523

TOTAL INVESTMENTS IN SECURITIES — 99.04%
(Cost: $4,380,530,535)		6,267,155,743
Other Assets, Less Liabilities — 0.96%		60,542,093

NET ASSETS — 100.00%		$6,327,697,836

SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 84.90%

BRAZIL — 14.07%
ALL - America Latina Logistica SA	147,500	$736,618
Anhanguera Educacional Participacoes SA	118,000	743,120
Arteris SA	59,000	576,845
Banco Bradesco SA	220,590	3,692,792
Banco do Brasil SA	206,589	2,460,604
Banco Santander (Brasil) SA Units	295,037	2,107,061
BB Seguridade Participacoes SAa	206,500	1,788,495
BM&F Bovespa SA	649,069	4,276,298
BR Malls Participacoes SA	147,500	1,521,652
BR Properties SA	59,000	581,271
BRF - Brasil Foods SA	236,000	5,524,428
CCR SA	295,000	2,703,008
Centrais Eletricas Brasileiras SA	88,500	234,888
CETIP SA - Mercados Organizados	59,478	648,455
Cielo SA	139,384	3,594,814
Companhia de Bebidas das Americas	59,000	2,270,029
Companhia de Saneamento Basico do Estado de Sao Paulo	118,000	1,487,346
Companhia de Saneamento de Minas Gerais SA	29,500	615,578
Companhia Hering SA	59,000	1,064,880
Companhia Siderurgica Nacional SA	236,000	731,500
Cosan SA Industria e Comercio	59,000	1,308,621
CPFL Energia SA	88,500	934,156
Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,500	705,493
Duratex SA	97,680	677,904
EcoRodovias Infraestrutura e Logistica SA	59,000	468,946
EDP Energias do Brasil SA	88,500	524,970
Embraer SA	206,500	1,892,106
Fibria Celulose SAa	88,541	975,693
Hypermarcas SA	118,000	946,191
JBS SA	206,552	677,998
Kroton Educacional SA	59,000	870,108
Localiza Rent A Car SA	62,060	958,015
Lojas Americanas SA	29,500	220,778
Lojas Renner SA	29,500	1,030,574
MPX Energia SAa	59,000	262,831
MRV Engenharia e Participacoes SA	118,000	367,963
Multiplan Empreendimentos Imobiliarios SA	29,500	774,521
Multiplus SA	29,500	507,679
Natura Cosmeticos SA	59,000	1,403,240
Odontoprev SA	88,500	417,071
OGX Petroleo e Gas Participacoes SAa	442,500	286,347
Petroleo Brasileiro SA	1,032,500	9,184,556
Porto Seguro SA	29,500	364,782
Qualicorp SAa	59,000	525,662
Raia Drogasil SA	59,050	636,313
Souza Cruz SA	118,000	1,608,525
Sul America SA Units	37,573	244,019
TIM Participacoes SA	295,069	1,127,670
Totvs SA	29,500	522,203
Tractebel Energia SA	59,000	1,022,274
Transmissora Alianca de Energia Eletrica SA	30,100	327,458
Ultrapar Participacoes SA	118,000	2,987,972
Vale SA	442,500	6,318,316
WEG SA	59,000	783,513

		79,224,150

Security	Shares	Value

CHINA — 42.89%
Agile Property Holdings Ltd.	590,000	$714,433
Agricultural Bank of China Ltd. Class H	7,375,000	3,458,159
Air China Ltd. Class H	598,000	494,559
Aluminum Corp. of China Ltd. Class Ha	1,180,000	480,342
Anhui Conch Cement Co. Ltd. Class H	442,500	1,445,017
Anta Sports Products Ltd.	295,040	273,650
AviChina Industry & Technology Co. Ltd. Class H	1,180,000	633,869
Bank of China Ltd. Class H	26,255,000	12,446,334
Bank of Communications Co. Ltd. Class H	2,655,200	2,035,147
BBMG Corp. Class H	442,500	321,495
Beijing Capital International Airport Co. Ltd. Class H	590,000	402,819
Beijing Enterprises Holdings Ltd.	147,500	1,207,506
Belle International Holdings Ltd.	1,475,000	2,276,305
Bosideng International Holdings Ltd.	1,180,000	316,175
Brilliance China Automotive Holdings Ltd.[a]	1,180,000	1,358,943
BYD Co. Ltd. Class Ha,b	147,500	648,880
China Agri-Industries Holdings Ltd.	822,800	404,892
China BlueChemical Ltd. Class H	590,000	366,337
China CITIC Bank Corp. Ltd. Class H	2,655,000	1,433,046
China Coal Energy Co. Class H	1,475,000	961,444
China Communications Construction Co. Ltd. Class H	1,475,000	1,387,064
China Communications Services Corp. Ltd. Class H	740,800	486,690
China Construction Bank Corp. Class H	25,075,370	20,350,238
China COSCO Holdings Co. Ltd. Class Ha,b	885,000	381,918
China Everbright International Ltd.	590,000	477,302
China Everbright Ltd.	404,000	653,661
China Gas Holdings Ltd.	590,000	590,547
China International Marine Containers (Group) Co. Ltd. Class Ha	147,500	256,892
China Life Insurance Co. Ltd. Class H	2,655,000	6,857,416
China Longyuan Power Group Corp. Ltd. Class H	885,000	883,541
China Mengniu Dairy Co. Ltd.	295,000	1,027,947
China Merchants Bank Co. Ltd. Class H	1,327,797	2,682,003
China Merchants Holdings (International) Co. Ltd.[b]	424,000	1,409,182
China Minsheng Banking Corp. Ltd. Class H	1,917,500	2,349,078
China Mobile Ltd.	2,115,000	22,463,769
China National Building Material Co. Ltd. Class H	1,180,000	1,258,618
China Oilfield Services Ltd. Class H	590,000	1,247,978
China Overseas Grand Oceans Group Ltd.	295,000	431,700
China Overseas Land & Investment Ltd.	1,180,800	3,521,348
China Pacific Insurance (Group) Co. Ltd. Class H	885,000	2,992,638
China Petroleum & Chemical Corp. Class H	6,490,000	6,705,029
China Railway Construction Corp. Ltd. Class H	590,000	586,747
China Railway Group Ltd. Class H	1,180,000	615,628
China Resources Cement Holdings Ltd.[b]	590,000	311,614
China Resources Enterprise Ltd.[b]	590,000	1,926,689
China Resources Land Ltd.	590,000	1,812,684
China Resources Power Holdings Co. Ltd.	624,200	1,644,367
China Shanshui Cement Group Ltd.	590,000	306,294
China Shenhua Energy Co. Ltd. Class H	1,180,000	3,868,578
China Shipping Container Lines Co. Ltd. Class Ha,b	1,180,000	302,494
China Southern Airlines Co. Ltd. Class H	590,000	272,093
China State Construction International Holdings Ltd.	590,000	950,044
China Taiping Insurance Holdings Co. Ltd.[a]	304,000	540,424
China Telecom Corp. Ltd. Class H	4,720,000	2,261,864
China Unicom (Hong Kong) Ltd.	1,771,900	2,433,201
China Vanke Co. Ltd. Class B	462,849	930,134
Chongqing Rural Commercial Bank Co. Ltd. Class H	885,000	450,321
CITIC Pacific Ltd.[b]	295,000	349,236
CITIC Securities Co. Ltd. Class H	295,000	646,030
CNOOC Ltd.	6,195,000	10,949,065
COSCO Pacific Ltd.	590,000	866,440

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2013

Security	Shares	Value

Country Garden Holdings Co. Ltd.	1,579,356	$907,395
CSR Corp Ltd. Class H	593,000	429,312
Dah Chong Hong Holdings Ltd.[b]	295,000	266,392
Daphne International Holdings Ltd.[b]	344,000	312,413
Datang International Power Generation Co. Ltd. Class H	1,180,000	486,422
Dongfeng Motor Group Co. Ltd. Class H	1,180,000	1,860,566
ENN Energy Holdings Ltd.	162,000	913,008
Evergrande Real Estate Group Ltd.[b]	2,065,000	829,958
Far East Horizon Ltd.	590,000	401,298
Fosun International Ltd.	590,000	496,303
Franshion Properties (China) Ltd.[b]	1,180,000	434,740
GCL-Poly Energy Holdings Ltd.[b]	2,655,000	622,469
Geely Automobile Holdings Ltd.	1,475,000	731,534
Golden Eagle Retail Group Ltd.[b]	295,000	469,702
GOME Electrical Appliances Holdings Ltd.[a,b]	3,540,400	364,858
Great Wall Motor Co. Ltd. Class H	295,000	1,411,765
Greentown China Holdings Ltd.[a]	147,500	262,592
Guangdong Investment Ltd.	1,180,000	1,035,168
Guangzhou Automobile Group Co. Ltd. Class H	916,454	977,513
Guangzhou R&F Properties Co. Ltd. Class H	354,000	659,406
Haier Electronics Group Co. Ltd.[a]	295,000	524,424
Haitong Securities Co. Ltd. Class Ha	354,000	534,457
Hengan International Group Co. Ltd.[b]	295,000	3,271,951
Huaneng Power International Inc. Class H	1,180,000	1,213,016
Industrial and Commercial Bank of China Ltd. Class H	25,075,050	17,668,950
Inner Mongolia Yitai Coal Co. Ltd. Class B	206,985	1,033,683
Intime Department Store Group Co. Ltd.	295,000	307,434
Jiangsu Expressway Co. Ltd. Class H	590,000	718,233
Jiangxi Copper Co. Ltd. Class H	590,000	1,147,653
Kingboard Chemical Holdings Co. Ltd.	177,600	382,068
Kunlun Energy Co. Ltd.	1,180,000	2,264,904
Lee & Man Paper Manufacturing Ltd.	590,000	397,498
Lenovo Group Ltd.	2,360,000	2,429,072
Longfor Properties Co. Ltd.	442,500	752,435
New China Life Insurance Co. Ltd. Class H	177,000	608,788
Nine Dragons Paper (Holdings) Ltd.[b]	590,000	453,741
Parkson Retail Group Ltd.[b]	295,000	134,906
People’s Insurance Co. Group of China Ltd. Class Ha,b	1,180,000	586,747
PetroChina Co. Ltd. Class H	7,080,000	8,244,860
PICC Property and Casualty Co. Ltd. Class H	1,181,200	1,395,322
Ping An Insurance (Group) Co. of China Ltd. Class H	670,500	4,992,387
Poly Property Group Co. Ltd.[a]	598,984	405,866
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	608,000	760,509
Shanghai Electric Group Co. Ltd. Class H	1,180,000	439,300
Shanghai Industrial Holdings Ltd.	295,000	906,342
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	206,500	402,743
Shenzhou International Group Holdings Ltd.	295,000	1,005,146
Shimao Property Holdings Ltd.	442,500	962,204
Shougang Fushan Resources Group Ltd.	1,180,000	475,782
Shui On Land Ltd.	1,385,833	489,151
Sihuan Pharmaceutical Holdings Group Ltd.[b]	590,000	360,257
Sino Biopharmaceutical Ltd.	1,180,000	826,918
Sino-Ocean Land Holdings Ltd.	1,032,500	631,779
Sinopec Shanghai Petrochemical Co. Ltd. Class H	590,000	216,610
Sinopharm Group Co. Ltd. Class H	354,000	957,644
SOHO China Ltd.[b]	737,500	625,129
Sun Art Retail Group Ltd.[b]	885,000	1,256,338
Tencent Holdings Ltd.	354,000	14,036,327
Tingyi (Cayman Islands) Holding Corp.	590,000	1,518,550
Uni-President China Holdings Ltd.	295,000	327,575
Want Want China Holdings Ltd.[b]	2,065,000	3,053,821
Weichai Power Co. Ltd. Class H	239,775	886,477
Wumart Stores Inc. Class H	295,000	601,948

Security	Shares	Value

Yantai Changyu Pioneer Wine Co. Ltd. Class B	9,000	$51,627
Yanzhou Coal Mining Co. Ltd. Class Hb	590,000	604,988
Yingde Gases Group Co. Ltd.	378,500	409,569
Yuexiu Property Co. Ltd.	1,794,000	533,846
Zhaojin Mining Industry Co. Ltd. Class H	295,000	292,613
Zhejiang Expressway Co. Ltd. Class H	590,000	522,904
Zhongsheng Group Holdings Ltd.[b]	295,000	371,657
Zhuzhou CSR Times Electric Co. Ltd. Class H	295,000	927,243
Zijin Mining Group Co. Ltd. Class H	2,361,000	656,949
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	498,400	480,885
ZTE Corp. Class Ha	236,040	382,514

		241,434,412

INDIA — 15.54%
ACC Ltd.	16,815	362,809
Adani Enterprises Ltd.	73,479	275,392
Adani Ports and Special Economic Zone Ltd.	135,794	365,539
Aditya Birla Nuvo Ltd.	11,505	215,822
Ambuja Cements Ltd.	223,905	722,830
Apollo Hospitals Enterprise Ltd.	12,047	214,920
Asian Paints Ltd.	10,325	888,935
Axis Bank Ltd.	92,925	2,353,436
Bajaj Auto Ltd.	29,500	950,779
Bank of Baroda	16,520	190,586
Bank of India	33,310	169,690
Bharat Heavy Electricals Ltd.	206,500	733,178
Bharat Petroleum Corp. Ltd.	63,720	425,120
Bharti Airtel Ltd.	198,830	1,062,879
Cairn (India) Ltd.	152,810	772,504
Canara Bank Ltd.	31,145	227,171
Cipla Ltd.	125,375	822,479
Coal India Ltd.	173,460	997,122
Dabur India Ltd.	156,476	433,124
Divi’s Laboratories Ltd.	15,930	275,705
DLF Ltd.	145,730	502,322
Dr. Reddy’s Laboratories Ltd.	35,695	1,322,014
GAIL (India) Ltd.	119,475	647,346
GlaxoSmithKline Consumer Healthcare Ltd.	218	22,445
Godrej Consumer Products Ltd.	44,250	677,753
HCL Technologies Ltd.	70,505	929,727
HDFC Bank Ltd.	535,130	6,636,427
Hero Motocorp Ltd.	14,160	435,279
Hindalco Industries Ltd.	361,080	654,591
Hindustan Unilever Ltd.	300,310	3,150,105
Housing Development Finance Corp. Ltd.	505,630	7,968,249
ICICI Bank Ltd.	148,680	3,038,747
Idea Cellular Ltd.[a]	237,770	551,647
Infosys Ltd.	155,465	6,637,779
Infrastructure Development Finance Co. Ltd.	349,575	895,521
ITC Ltd.	769,950	4,633,195
Jaiprakash Associates Ltd.	336,300	390,867
Jindal Steel & Power Ltd.	130,685	658,110
JSW Steel Ltd.	26,550	321,505
Kotak Mahindra Bank Ltd.	100,890	1,398,457
Larsen & Toubro Ltd.	72,865	1,806,951
LIC Housing Finance Ltd.	102,070	462,419
Lupin Ltd.	30,975	404,537
Mahindra & Mahindra Ltd.	107,675	1,844,400
NTPC Ltd.	299,130	816,603
Oil & Natural Gas Corp. Ltd.	251,635	1,460,762
Oil India Ltd.	27,391	288,337
Piramal Enterprises Ltd.	27,140	257,274

16

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2013

Security	Shares	Value

Power Finance Corp. Ltd.	88,205	$285,845
Power Grid Corp. of India Ltd.	418,021	838,484
Ranbaxy Laboratories Ltd.[a]	46,610	309,729
Reliance Capital Ltd.	31,579	182,564
Reliance Communications Ltd.	163,135	307,295
Reliance Industries Ltd.	448,105	6,396,513
Reliance Infrastructure Ltd.	37,465	239,674
Reliance Power Ltd.[a]	207,581	253,022
Rural Electrification Corp. Ltd.	99,719	390,331
Satyam Computer Services Ltd.[a]	238,655	466,874
Sesa Goa Ltd.	120,065	348,387
Shriram Transport Finance Co. Ltd.	42,815	618,254
Siemens Ltd.	22,128	233,287
State Bank of India	46,610	1,688,927
Sterlite Industries (India) Ltd.	466,985	773,830
Sun Pharmaceuticals Industries Ltd.	110,035	2,033,948
Tata Consultancy Services Ltd.	162,840	4,319,865
Tata Motors Ltd.	237,770	1,318,816
Tata Power Co. Ltd.	366,685	580,360
Tata Steel Ltd.	104,725	540,914
Titan Industries Ltd.	75,815	394,007
Ultratech Cement Ltd.	13,242	440,337
Unitech Ltd.[a]	425,852	178,679
United Breweries Ltd.	20,945	283,778
United Spirits Ltd.	29,795	1,273,613
Wipro Ltd.	180,103	1,044,715
Wockhardt Ltd.[a]	3,843	83,228
Zee Entertainment Enterprises Ltd.	96,465	386,133

		87,484,798

RUSSIA — 12.40%
Federal Grid Co. of Unified Energy System OJSC[a]	112,108,500	425,459
Gazprom OAO	4,000,208	15,456,595
IDGC Holding JSC[a]	5,349,357	190,449
INTER RAO UES OJSC[a]	442,500,000	183,505
LSR Group OJSC SP GDR[c]	70,822	256,659
LUKOIL OAO	176,410	10,373,728
Magnit OJSC SP GDR[c]	91,745	5,023,039
Mechel OAO SP ADR[b]	14,851	44,553
MegaFon OAO SP GDR[a]	31,270	977,813
MMC Norilsk Nickel OJSC	16,520	2,402,768
Mobile TeleSystems OJSC SP ADR	182,310	3,513,114
NovaTek OAO SP GDR[c]	31,565	3,541,593
Rosneft Oil Co. OJSC	410,052	2,715,597
Rostelecom OJSC	410,050	1,296,804
RusHydro OJSC	40,710,200	598,870
Sberbank of Russia	3,734,700	11,583,139
Severstal OAO	61,950	511,526
Sistema JSFC SP GDR[c]	44,250	844,732
Surgutneftegas OJSC	2,507,520	1,907,949
Tatneft OAO Class S	486,753	2,749,852
TMK OAO SP GDR[c]	20,945	229,557
Uralkali OJSC	463,150	3,344,527
VTB Bank OJSC	1,115,106,001	1,606,165

		69,777,993

TOTAL COMMON STOCKS
(Cost: $497,296,428)		477,921,353

Security	Shares	Value

PREFERRED STOCKS — 14.25%

BRAZIL — 13.63%
AES Tiete SA	29,500	$321,622
Banco Bradesco SA	715,808	11,523,148
Banco do Estado do Rio Grande do Sul SA Class B	59,000	465,072
Bradespar SA	88,500	915,481
Braskem SA Class A	59,000	462,306
Centrais Eletricas Brasileiras SA Class B	59,082	277,326
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	34,756	1,691,555
Companhia de Bebidas das Americas	236,073	9,071,854
Companhia Energetica de Minas Gerais	178,190	1,809,011
Companhia Energetica de Sao Paulo Class B	59,000	580,441
Companhia Paranaense de Energia Class B	29,500	454,421
Gerdau SA	295,000	1,805,233
Itau Unibanco Holding SA	876,570	13,317,797
Itausa - Investimentos Itau SA	973,539	4,300,362
Klabin SA	147,500	897,083
Lojas Americanas SA	147,570	1,193,680
Marcopolo SA	88,500	576,845
Metalurgica Gerdau SA	88,500	688,894
Oi SA	236,099	439,527
Petroleo Brasileiro SA	1,445,514	13,590,563
Suzano Papel e Celulose SA Class A	60,200	218,493
Telefonica Brasil SA	118,064	2,917,621
Usinas Siderurgicas de Minas Gerais SA Class A	118,000	492,462
Vale SA Class A	649,000	8,719,069

		76,729,866

RUSSIA — 0.62%
AK Transneft OAO	590	1,244,244
Sberbank of Russia	354,430	805,718
Surgutneftegas OJSC	2,360,000	1,436,784

		3,486,746

TOTAL PREFERRED STOCKS
(Cost: $76,793,135)		80,216,612

RIGHTS — 0.02%

BRAZIL — 0.01%
CETIP SA - Mercados Organizados[a]	39	6
Itausa - Investimentos Itau SA Preferred[a]	25,794	32,778

		32,784

CHINA — 0.01%
PICC Property and Casualty Co. Ltd. Class Ha	132,572	64,725

		64,725

TOTAL RIGHTS
(Cost: $0)		97,509

17

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.00%

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	15,741,888	$15,741,888
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	1,148,337	1,148,337

		16,890,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,890,225)		16,890,225

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $590,979,788)		575,125,699
Other Assets, Less Liabilities — (2.17)%		(12,190,398)

NET ASSETS — 100.00%		$562,935,301

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.44%

AEROSPACE & DEFENSE — 0.22%
CAE Inc.	840,324	$8,707,726

		8,707,726
APPAREL — 0.39%
Gildan Activewear Inc.	377,142	15,654,194

		15,654,194
AUTO PARTS & EQUIPMENT — 1.27%
Magna International Inc. Class A	758,586	50,746,104

		50,746,104
BANKS — 25.17%
Bank of Montreal	2,122,320	126,018,846
Bank of Nova Scotia	3,880,404	221,662,282
Canadian Imperial Bank of Commerce	1,307,808	99,140,590
National Bank of Canada	527,712	38,952,299
Royal Bank of Canada	4,707,637	280,258,241
Toronto-Dominion Bank (The)	3,002,796	244,018,031

		1,010,050,289
CHEMICALS — 4.10%
Agrium Inc.	486,126	45,087,358
Potash Corp. of Saskatchewan Inc.	2,816,376	119,489,224

		164,576,582
COMPUTERS — 1.05%
CGI Group Inc. Class Aa	669,678	20,565,604
Research In Motion Ltd.[a,b]	1,535,814	21,472,122

		42,037,726
DIVERSIFIED FINANCIAL SERVICES — 0.75%
CI Financial Corp.	506,202	14,781,265
IGM Financial Inc.	328,386	15,441,497

		30,222,762
ELECTRIC — 1.07%
ATCO Ltd. Class I NVS	123,754	11,135,525
Fortis Inc.	623,790	19,922,895
TransAlta Corp.	838,890	12,020,667

		43,079,087
ENGINEERING & CONSTRUCTION — 0.49%
SNC-Lavalin Group Inc.	491,862	19,430,821

		19,430,821

Security	Shares	Value

FOOD — 1.97%
Empire Co. Ltd. Class A	98,946	$6,433,333
George Weston Ltd.	166,344	13,417,928
Loblaw Companies Ltd.[b]	367,104	17,652,817
Metro Inc. Class A	314,046	21,090,351
Saputo Inc.	417,294	20,461,961

		79,056,390
GAS — 0.71%
Canadian Utilities Ltd. Class A	186,420	13,727,857
Keyera Corp.	255,252	14,793,280

		28,521,137
HAND & MACHINE TOOLS — 0.31%
Finning International Inc.	559,260	12,261,460

		12,261,460
HOLDING COMPANIES — DIVERSIFIED — 0.35%
Onex Corp.	295,404	14,016,363

		14,016,363
INSURANCE — 6.77%
Great-West Lifeco Inc.	929,232	26,054,998
Industrial Alliance Insurance and Financial Services Inc.	316,914	11,967,639
Intact Financial Corp.	434,502	25,791,396
Manulife Financial Corp.[b]	5,926,722	94,157,782
Power Corp. of Canada	1,137,162	32,017,236
Power Financial Corp.	808,776	24,399,048
Sun Life Financial Inc.	1,953,108	57,371,544

		271,759,643
MANUFACTURING — 0.53%
Bombardier Inc. Class B	4,689,180	21,323,735

		21,323,735
MEDIA — 1.70%
Shaw Communications Inc. Class B	1,238,976	27,703,290
Thomson Reuters Corp.	1,213,164	40,495,533

		68,198,823
MINING — 10.35%
Agnico-Eagle Mines Ltd.	560,694	18,282,026
Barrick Gold Corp.	3,258,048	68,656,848
Cameco Corp.	1,286,298	28,052,012
Eldorado Gold Corp.	2,315,910	18,777,346
First Quantum Minerals Ltd.	1,826,916	32,806,890
Franco-Nevada Corp.	477,522	19,987,037
Goldcorp Inc.	2,642,862	78,681,112
Kinross Gold Corp.	3,711,192	24,416,918
New Gold Inc.[a]	1,540,116	10,505,363
Silver Wheaton Corp.	1,152,936	27,430,406
Teck Resources Ltd. Class B	1,864,200	49,944,074
Turquoise Hill Resources Ltd.[a]	1,307,808	8,756,259

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2013

Security	Shares	Value

Yamana Gold Inc.	2,449,272	$28,958,545

		415,254,836
OIL & GAS — 18.42%
ARC Resources Ltd.	1,003,800	27,873,891
Athabasca Oil Corp.[a,b]	1,038,216	7,373,137
Baytex Energy Corp.	394,350	15,017,770
Bonavista Energy Corp.	582,204	9,187,506
Canadian Natural Resources Ltd.	3,562,056	106,494,635
Canadian Oil Sands Ltd.	1,577,400	30,630,756
Cenovus Energy Inc.	2,460,744	73,902,079
Crescent Point Energy Corp.	1,227,504	44,584,684
Encana Corp.	2,396,214	45,835,374
Enerplus Corp.	646,734	10,118,222
Husky Energy Inc.	1,118,520	31,697,983
Imperial Oil Ltd.	965,082	37,807,721
MEG Energy Corp.[a]	466,050	13,248,076
Pacific Rubiales Energy Corp.	993,798	21,057,691
Pengrowth Energy Corp.	1,656,270	8,477,256
Penn West Petroleum Ltd.	1,567,362	16,074,730
Peyto Exploration & Development Corp.	460,314	13,766,442
Suncor Energy Inc.	4,958,772	150,890,987
Talisman Energy Inc.	3,338,352	39,179,730
Tourmaline Oil Corp.[a]	501,900	20,492,652
Vermilion Energy Inc.	305,442	15,438,334

		739,149,656
PHARMACEUTICALS — 2.99%
Catamaran Corp.[a]	668,244	32,883,643
Valeant Pharmaceuticals International Inc.[a]	945,006	87,217,960

		120,101,603
PIPELINES — 6.44%
AltaGas Ltd.	380,010	14,181,206
Enbridge Inc.	2,493,726	108,502,596
Pembina Pipeline Corp.	959,395	30,093,935
TransCanada Corp.	2,297,268	105,711,447

		258,489,184
REAL ESTATE — 2.13%
Brookfield Asset Management Inc. Class A	1,812,576	64,116,664
Brookfield Office Properties Inc.	903,420	15,576,358
First Capital Realty Inc.	302,574	5,661,827

		85,354,849
REAL ESTATE INVESTMENT TRUSTS — 0.55%
H&R Real Estate Investment Trust	411,558	9,202,366
RioCan Real Estate Investment Trust	474,654	12,629,273

		21,831,639
RETAIL — 2.92%
Alimentation Couche-Tard Inc. Class B	450,276	25,268,258
Canadian Tire Corp. Ltd. Class A NVS	252,384	20,341,142
Dollarama Inc.	226,572	15,943,671
Shoppers Drug Mart Corp.	663,942	29,087,411

Security	Shares	Value

Tim Hortons Inc.	499,032	$26,633,066

		117,273,548
SOFTWARE — 0.32%
Open Text Corp.	189,288	12,920,776

		12,920,776
TELECOMMUNICATIONS — 3.05%
BCE Inc.	833,154	37,556,620
Bell Aliant Inc.	243,780	6,611,343
Rogers Communications Inc. Class B	1,180,182	53,667,993
TELUS Corp. NVS	705,528	24,649,621

		122,485,577
TRANSPORTATION — 5.42%
Canadian National Railway Co.	1,393,848	141,886,458
Canadian Pacific Railway Ltd.	567,864	75,733,514

		217,619,972

TOTAL COMMON STOCKS
(Cost: $4,441,581,215)		3,990,124,482

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	45,940,945	45,940,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	3,351,294	3,351,294
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	170,642	170,642

		49,462,881

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,462,881)		49,462,881

TOTAL INVESTMENTS IN SECURITIES — 100.67%
(Cost: $4,491,044,096)		4,039,587,363
Other Assets, Less Liabilities — (0.67)%		(26,721,852)

NET ASSETS — 100.00%		$4,012,865,511

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2013

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
127	S&P/TSX 60 Index (Jun. 2013)	Montreal	$17,827,062	$165,089

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 92.91%

AIRLINES — 5.27%
LATAM Airlines Group SA	1,404,153	$25,202,213

		25,202,213

APPAREL — 0.20%
Forus SA	145,488	940,137

		940,137

BANKS — 13.87%
Banco de Chile	122,211,494	18,035,617
Banco de Chile Series Ta	6,860,034	1,012,384
Banco de Credito e Inversiones	229,948	13,911,071
Banco Santander (Chile) SA	344,965,132	21,206,307
CorpBanca SA	1,020,347,552	12,142,422

		66,307,801

BEVERAGES — 3.62%
Compania Cervecerias Unidas SA	801,668	10,763,926
Vina Concha y Toro SA	3,285,845	6,538,660

		17,302,586

BUILDING MATERIALS — 0.89%
SalfaCorp SA	2,782,257	4,261,967

		4,261,967

COMPUTERS — 2.49%
Sonda SA	3,679,063	11,889,547

		11,889,547

ELECTRIC — 20.59%
AES Gener SA	17,667,713	12,069,871
Colbun SA	54,193,854	15,398,694
E.CL SA	3,479,652	6,460,280
Empresa Nacional de Electricidad SA	17,592,551	28,229,105
Enersis SA	107,196,243	36,280,154

		98,438,104

ENGINEERING & CONSTRUCTION — 1.21%
Besalco SA	2,399,556	3,961,141
Socovesa SA	4,652,494	1,838,453

		5,799,594

FOOD — 8.18%
AquaChile SAa	3,371,900	2,098,356
Cencosud SA	6,330,109	33,579,745
Empresas Iansa SA	28,637,797	1,562,635
Multiexport Foods SA	7,435,594	1,878,106

		39,118,842

Security	Shares	Value

FOREST PRODUCTS & PAPER — 4.75%
Empresas CMPC SA	6,232,424	$20,520,574
Masisa SA	21,919,046	2,212,972

		22,733,546

HEALTH CARE — SERVICES — 0.61%
Cruz Blanca Salud SA	2,776,184	2,934,450

		2,934,450

HOLDING COMPANIES — DIVERSIFIED — 8.18%
Empresas Copec SA	2,483,118	33,115,864
Inversiones La Construccion SA	215,947	3,912,818
Norte Grande SA	232,303,349	2,069,984

		39,098,666

IRON & STEEL — 2.70%
CAP SA	519,390	12,926,508

		12,926,508

LODGING — 0.27%
Enjoy SA	7,474,529	1,286,565

		1,286,565

REAL ESTATE — 1.95%
Parque Arauco SA	3,372,640	7,700,208
PAZ Corp. SA	2,765,764	1,643,675

		9,343,883

RETAIL — 9.73%
Empresas Hites SA	2,651,786	2,166,086
Empresas La Polar SAa	9,287,094	3,080,139
S.A.C.I. Falabella SA	3,590,331	41,269,395

		46,515,620

TELECOMMUNICATIONS — 3.15%
Empresa Nacional de Telecomunicaciones SA	817,582	15,060,437

		15,060,437

TRANSPORTATION — 1.86%
Compania SudAmericana de Vapores SAa	44,668,232	3,556,285
Sociedad Matriz SAAM SA	49,906,668	5,344,431

		8,900,716

WATER — 3.39%
Aguas Andinas SA Series A	14,113,662	10,463,723
Inversiones Aguas Metropolitanas SA	2,902,431	5,743,198

		16,206,921

TOTAL COMMON STOCKS
(Cost: $343,210,290)		444,268,103

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 6.63%

BEVERAGES — 1.66%
Embotelladora Andina SA Class B	1,246,495	$7,930,244

		7,930,244

CHEMICALS — 4.97%
Sociedad Quimica y Minera de Chile SA Series B	509,286	23,778,578

		23,778,578

TOTAL PREFERRED STOCKS
(Cost: $21,080,398)		31,708,822

RIGHTS — 0.04%

FOREST PRODUCTS & PAPER — 0.04%
Empresas CMPC SAa	474,410	155,746
Masisa SAa	3,203,854	31,563

		187,309

TOTAL RIGHTS
(Cost: $0)		187,309

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,031,978	3,031,978

		3,031,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,031,978)		3,031,978

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $367,322,666)		479,196,212
Other Assets, Less Liabilities — (0.22)%		(1,031,325)

NET ASSETS — 100.00%		$478,164,887

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 92.86%

BRAZIL — 6.03%
Abril Educacao SA Units	10,700	$213,242
Aliansce Shopping Centers SA	31,000	314,136
ALL - America Latina Logistica SA	145,700	727,629
Anhanguera Educacional Participacoes SA	128,100	806,726
Arezzo Industria e Comercio SA	15,400	270,875
Arteris SA	37,400	365,661
Autometal SA	13,200	127,509
B2W Companhia Global do Varejo[a]	24,100	112,445
Banco Bradesco SA	210,960	3,531,580
Banco do Brasil SA	183,500	2,185,599
Banco Santander (Brasil) SA Units	295,300	2,108,940
BB Seguridade Participacoes SAa	187,900	1,627,401
BM&F Bovespa SA	601,200	3,960,920
BR Malls Participacoes SA	131,000	1,351,434
BR Properties SA	62,700	617,724
Brasil Brokers Participacoes SA	53,400	165,267
Brasil Insurance Participacoes e Administracao SA	22,500	227,580
Brazil Pharma SA	45,300	262,341
BRF - Brasil Foods SA	210,900	4,936,873
Brookfield Incorporacoes SA	134,000	106,192
CCR SA	280,300	2,568,316
Centrais Eletricas Brasileiras SA	89,100	236,480
CETIP SA - Mercados Organizados	64,700	705,388
Cielo SA	112,980	2,913,836
Companhia de Bebidas das Americas	44,900	1,727,530
Companhia de Locacao das Americas	35,700	176,110
Companhia de Saneamento Basico do Estado de Sao Paulo	107,800	1,358,779
Companhia de Saneamento de Minas Gerais SA	18,200	379,780
Companhia Hering SA	45,200	815,806
Companhia Siderurgica Nacional SA	240,100	744,208
Cosan SA Industria e Comercio	39,100	867,239
CPFL Energia SA	74,700	788,491
Cyrela Brazil Realty SA Empreendimentos e Participacoes	93,100	742,163
Diagnosticos da America SA	73,100	380,488
Duratex SA	87,590	607,879
EcoRodovias Infraestrutura e Logistica SA	50,000	397,412
EDP Energias do Brasil SA	72,700	431,247
Embraer SA	190,200	1,742,753
Equatorial Energia SA	50,476	496,346
Estacio Participacoes SA	86,400	674,573
Eternit SA	37,300	173,159
Even Construtora e Incorporadora SA	65,400	254,540
EZ TEC Empreendimentos e Participacoes SA	16,900	233,860
Fibria Celulose SAa	81,300	895,899
Fleury SA	18,400	172,736
Gafisa SAa	151,400	270,490
Helbor Empreendimentos SA	47,070	217,852
Hypermarcas SA	111,600	894,872
Iguatemi Empresa de Shopping Centers SA	23,200	270,017
International Meal Co. Holdings SA	18,600	229,387
Iochpe-Maxion SA	25,200	307,238
JBS SA	231,800	760,873
JHSF Participacoes SA	37,300	118,588
Julio Simoes Logistica SA	26,600	202,692
Kroton Educacional SA	60,900	898,129
Light SA	21,800	177,565

Security	Shares	Value

LLX Logistica SAa	155,100	$123,641
Localiza Rent A Car SA	43,435	670,503
Lojas Americanas SA	38,500	288,134
Lojas Renner SA	40,000	1,397,388
LPS Brasil - Consultoria de Imoveis SA	23,800	208,698
M Dias Branco SA	10,600	467,284
Magazine Luiza SA	25,500	97,454
Magnesita Refratarios SA	63,800	210,916
Marfrig Alimentos SAa	78,900	280,445
Mills Estruturas e Servicos de Engenharia SA	28,300	471,633
Minerva SAa	36,600	181,065
MMX Mineracao e Metalicos SAa	105,300	82,954
MPX Energia SAa	57,700	257,040
MRV Engenharia e Participacoes SA	111,100	346,447
Multiplan Empreendimentos Imobiliarios SA	25,200	661,625
Multiplus SA	17,200	296,002
Natura Cosmeticos SA	54,800	1,303,349
Odontoprev SA	86,500	407,646
OGX Petroleo e Gas Participacoes SAa	440,200	284,859
PDG Realty SA Empreendimentos e Participacoes	406,400	440,217
Petroleo Brasileiro SA	967,300	8,604,572
Porto Seguro SA	36,500	451,340
Qualicorp SAa	64,300	572,882
Raia Drogasil SA	66,900	720,903
Restoque Comercio e Confeccoes de Roupas SA	36,700	148,517
Rossi Residencial SA	101,787	164,669
Santos Brasil Participacoes SA Units	15,200	218,105
Sao Martinho SA	17,000	228,787
SLC Agricola SA	19,800	176,780
Sonae Sierra Brasil SA	11,000	146,130
Souza Cruz SA	119,900	1,634,425
Sul America SA Units	44,590	289,590
T4F Entretenimento SA	24,600	100,935
Technos SA	14,100	136,534
Tecnisa SA	38,600	169,420
Tegma Gestao Logistica SA	11,300	143,068
TIM Participacoes SA	265,500	1,014,666
Totvs SA	38,700	685,060
TPI - Triunfo Participacoes e Investimentos SA	19,600	110,290
Tractebel Energia SA	49,900	864,601
Transmissora Alianca de Energia Eletrica SA	29,000	315,491
Ultrapar Participacoes SA	104,300	2,641,064
UNICASA Industria de Moveis SA	34,600	126,553
Vale SA	407,700	5,821,418
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,300	330,332
Vanguarda Agro SAa	80,629	139,893
WEG SA	68,800	913,655

		84,199,775
CHILE — 1.72%
Administradora de Fondos de Pensiones Provida SA	51,976	306,777
AES Gener SA	795,954	543,764
Aguas Andinas SA Series A	728,607	540,182
Banco de Chile	6,818,018	1,006,183
Banco de Credito e Inversiones	10,693	646,890
Banco Santander (Chile) SA	21,718,767	1,335,134
Besalco SA	128,354	211,884
CAP SA	25,813	642,430
Cencosud SA	369,616	1,960,726
Colbun SA	2,497,401	709,614
Compania Cervecerias Unidas SA	36,409	488,860

24

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Compania SudAmericana de Vapores SAa	1,918,657	$152,755
CorpBanca SA	45,499,786	541,460
Cruz Blanca Salud SA	154,118	162,904
E.CL SA	186,163	345,628
Empresa Nacional de Electricidad SA	1,057,977	1,697,636
Empresa Nacional de Telecomunicaciones SA	35,585	655,501
Empresas CMPC SA	362,464	1,193,431
Empresas Copec SA	151,677	2,022,826
Enersis SA	6,287,019	2,127,817
Inversiones Aguas Metropolitanas SA	132,407	262,001
Inversiones La Construccion SA	11,057	200,346
LATAM Airlines Group SA	87,552	1,571,413
Masisa SA	1,054,364	106,450
Parque Arauco SA	183,672	419,349
S.A.C.I. Falabella SA	229,734	2,640,699
SalfaCorp SA	144,095	220,730
Sociedad Matriz SAAM SA	2,480,815	265,667
Socovesa SA	260,458	102,921
Sonda SA	180,142	582,161
Vina Concha y Toro SA	162,512	323,390

		23,987,529
CHINA — 18.35%
361 Degrees International Ltd.[b]	341,000	85,659
Agile Property Holdings Ltd.	460,000	557,015
Agricultural Bank of China Ltd. Class H	6,921,000	3,245,277
Air China Ltd. Class H	608,000	502,829
Ajisen (China) Holdings Ltd.	206,000	155,771
Aluminum Corp. of China Ltd. Class Ha,b	1,408,000	573,154
Anhui Conch Cement Co. Ltd. Class H	407,000	1,329,089
Anhui Expressway Co. Ltd. Class H	228,000	119,246
Anta Sports Products Ltd.	303,000	281,033
Anton Oilfield Services Group	386,000	333,153
Anxin-China Holdings Ltd.	1,008,000	246,715
Asia Cement China Holdings Corp.	229,000	120,359
Asian Citrus Holdings Ltd.	322,000	138,128
AviChina Industry & Technology Co. Ltd. Class H	748,000	401,809
Bank of China Ltd. Class H	24,172,000	11,458,876
Bank of Communications Co. Ltd. Class H	2,816,000	2,158,396
BBMG Corp. Class H	371,000	269,547
Beijing Capital International Airport Co. Ltd. Class H	638,000	435,590
Beijing Capital Land Ltd. Class H	442,000	196,437
Beijing Enterprises Holdings Ltd.	165,000	1,350,769
Beijing Enterprises Water Group Ltd.[b]	1,012,000	383,274
Beijing North Star Co. Ltd. Class H	282,000	69,748
Belle International Holdings Ltd.	1,495,000	2,307,170
Billion Industrial Holdings Ltd.	162,500	105,503
Bosideng International Holdings Ltd.[b]	946,000	253,476
Brilliance China Automotive Holdings Ltd.[a]	972,000	1,119,400
BYD Co. Ltd. Class Ha,b	168,500	741,263
BYD Electronic International Co. Ltd.	303,500	191,965
C C Land Holdings Ltd.	512,000	155,655
Chaowei Power Holdings Ltd.[b]	294,000	133,313
China Agri-Industries Holdings Ltd.	723,200	355,880
China Aoyuan Property Group Ltd.	922,000	168,656
China BlueChemical Ltd. Class H	616,000	382,481
China CITIC Bank Corp. Ltd. Class H	2,529,000	1,365,037
China Coal Energy Co. Class H	1,349,000	879,314
China Communications Construction Co. Ltd. Class H	1,446,000	1,359,793
China Communications Services Corp. Ltd. Class H	766,000	503,246
China Construction Bank Corp. Class H	23,158,000	18,794,172
China COSCO Holdings Co. Ltd. Class Ha,b	918,500	396,374

Security	Shares	Value

China Datang Corp. Renewable Power Co. Ltd. Class H	869,000	$217,172
China Dongxiang (Group) Co. Ltd.[b]	1,069,000	202,431
China Everbright International Ltd.	773,000	625,347
China Everbright Ltd.[b]	302,000	488,628
China Gas Holdings Ltd.[b]	798,000	798,740
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	444,000	228,783
China Huiyuan Juice Group Ltd.[a]	298,000	122,074
China International Marine Containers (Group) Co. Ltd. Class Ha	199,800	347,980
China Life Insurance Co. Ltd. Class H	2,400,000	6,198,794
China Lilang Ltd.	193,000	102,929
China Longyuan Power Group Corp. Ltd. Class H	876,000	874,556
China Lumena New Materials Corp.[b]	1,070,000	230,188
China Medical System Holdings Ltd.	356,000	357,706
China Mengniu Dairy Co. Ltd.	426,000	1,484,426
China Merchants Bank Co. Ltd. Class H	1,265,000	2,555,160
China Merchants Holdings (International) Co. Ltd.	366,000	1,216,417
China Metal Recycling Holdings Ltd.[b,c]	62,400	56,851
China Minsheng Banking Corp. Ltd. Class H	1,675,000	2,051,998
China Mobile Ltd.	1,934,000	20,541,338
China Modern Dairy Holdings Ltd.[a]	677,000	230,236
China National Building Material Co. Ltd. Class H	946,000	1,009,028
China National Materials Co. Ltd. Class H	607,000	139,184
China Oil and Gas Group Ltd.[b]	1,640,000	306,333
China Oilfield Services Ltd. Class H	538,000	1,137,986
China Overseas Grand Oceans Group Ltd.[b]	234,000	342,433
China Overseas Land & Investment Ltd.	1,324,000	3,948,395
China Pacific Insurance (Group) Co. Ltd. Class H	853,400	2,885,782
China Petroleum & Chemical Corp. Class H	6,328,000	6,537,662
China Power International Development Ltd.[b]	765,000	295,641
China Power New Energy Development Co. Ltd.[a]	2,120,000	125,625
China Precious Metal Resources Holdings Co. Ltd.[a]	1,288,000	225,651
China Railway Construction Corp. Ltd. Class H	648,000	644,427
China Railway Group Ltd. Class H	1,310,000	683,452
China Rare Earth Holdings Ltd.	990,000	163,240
China Resources and Transportation Group Ltd.[a]	4,700,000	178,608
China Resources Cement Holdings Ltd.	670,000	353,867
China Resources Enterprise Ltd.[b]	382,000	1,247,449
China Resources Gas Group Ltd.	282,000	737,440
China Resources Land Ltd.	668,000	2,052,326
China Resources Power Holdings Co. Ltd.	618,000	1,628,034
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	1,291,500	226,264
China SCE Property Holdings Ltd.[a]	488,000	117,556
China Shanshui Cement Group Ltd.[b]	634,000	329,136
China Shenhua Energy Co. Ltd. Class H	1,098,500	3,601,384
China Shineway Pharmaceutical Group Ltd.[b]	126,000	242,170
China Shipping Container Lines Co. Ltd. Class Ha	1,296,000	332,231
China Singyes Solar Technologies Holdings Ltd.[b]	187,000	207,168
China South City Holdings Ltd.[b]	714,000	161,880
China Southern Airlines Co. Ltd. Class H	610,000	281,316
China State Construction International Holdings Ltd.	584,000	940,382
China Suntien Green Energy Corp. Ltd. Class H	575,000	210,362
China Taiping Insurance Holdings Co. Ltd.[a]	288,800	513,402
China Telecom Corp. Ltd. Class H	4,454,000	2,134,395
China Travel International Investment Hong Kong Ltd.	1,044,000	204,421
China Unicom (Hong Kong) Ltd.	1,520,000	2,087,288
China Vanke Co. Ltd. Class B	420,500	845,030
China Water Affairs Group Ltd.	602,000	221,016
China Wireless Technologies Ltd.	532,000	243,288
China Yongda Automobiles Services Holdings Ltd.[b]	107,500	102,060
China Yurun Food Group Ltd.a	476,000	328,052
China ZhengTong Auto Services Holdings Ltd.[a]	313,500	175,674
Chinasoft International Ltd.[a]	570,000	161,540
Chongqing Rural Commercial Bank Co. Ltd. Class H	777,000	395,366

25

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

CIMC Enric Holdings Ltd.	196,000	$266,625
CITIC Pacific Ltd.[b]	472,000	558,778
CITIC Resources Holdings Ltd.[a]	1,290,000	167,839
CITIC Securities Co. Ltd. Class H	341,000	746,767
CNOOC Ltd.	5,768,000	10,194,383
Comba Telecom Systems Holdings Ltd.[a]	385,500	139,544
Cosco International Holdings Ltd.	640,000	265,471
COSCO Pacific Ltd.	564,000	828,258
Country Garden Holdings Co. Ltd.	1,484,000	852,610
CPMC Holdings Ltd.[b]	206,000	159,221
CSPC Pharmaceutical Group Ltd.[b]	422,000	219,622
CSR Corp Ltd. Class H	640,000	463,338
Dah Chong Hong Holdings Ltd.	282,000	254,653
Daphne International Holdings Ltd.[b]	340,000	308,780
Datang International Power Generation Co. Ltd. Class H	950,000	391,611
Dazhong Transportation Group Co. Ltd. Class B	206,100	135,820
Digital China Holdings Ltd.	291,000	407,103
Dongfeng Motor Group Co. Ltd. Class H	882,000	1,390,694
Dongyue Group Ltd.[b]	459,000	226,461
ENN Energy Holdings Ltd.[b]	244,000	1,375,148
Evergrande Real Estate Group Ltd.[b]	2,082,000	836,791
Fantasia Holdings Group Co. Ltd.	973,500	165,536
Far East Horizon Ltd.	437,000	297,233
First Tractor Co. Ltd. Class Ha	226,000	161,578
Fosun International Ltd.	533,500	448,776
Franshion Properties (China) Ltd.	1,186,000	436,951
Fufeng Group Ltd.[a]	463,400	179,085
GCL-Poly Energy Holdings Ltd.[b]	2,642,000	619,421
Geely Automobile Holdings Ltd.	1,510,000	748,892
Global Bio-Chem Technology Group Co. Ltd.[a]	1,226,000	113,712
Glorious Property Holdings Ltd.[a,b]	989,000	150,335
Golden Eagle Retail Group Ltd.[b]	237,000	377,354
Golden Meditech Holdings Ltd.[b]	1,184,000	157,098
GOME Electrical Appliances Holdings Ltd.[a]	3,415,000	351,935
Great Wall Motor Co. Ltd. Class H	332,500	1,591,227
Greatview Aseptic Packaging Co. Ltd.[b]	252,000	158,417
Greentown China Holdings Ltd.[a]	218,500	388,992
Guangdong Investment Ltd.	788,000	691,281
Guangzhou Automobile Group Co. Ltd. Class H	716,000	763,704
Guangzhou R&F Properties Co. Ltd. Class H	298,000	555,094
Haier Electronics Group Co. Ltd.[a,b]	261,000	463,982
Haitian International Holdings Ltd.[b]	195,000	340,122
Haitong Securities Co. Ltd. Class Ha	389,200	587,600
Hanergy Solar Group Ltd.[a,b]	3,634,000	238,746
Hangzhou Steam Turbine Co. Ltd. Class B	122,700	206,112
Harbin Electric Co. Ltd. Class H	256,000	213,037
Hengan International Group Co. Ltd.	233,500	2,589,832
Hengdeli Holdings Ltd.[b]	706,800	193,936
Hidili Industry International Development Ltd.[b]	577,000	124,872
Honghua Group Ltd.	460,000	228,139
Hopson Development Holdings Ltd.[a]	208,000	360,117
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	688,800	201,419
Huabao International Holdings Ltd.	702,000	308,371
Huaneng Power International Inc. Class H	1,022,000	1,050,595
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	644,000	209,059
Industrial and Commercial Bank of China Ltd. Class H	23,539,000	16,586,583
Inner Mongolia Yitai Coal Co. Ltd. Class B	181,300	905,412
Interchina Holdings Co. Ltd.[a]	2,145,000	118,817
Intime Department Store Group Co. Ltd.	339,000	353,289
Jiangsu Expressway Co. Ltd. Class H	374,000	455,287
Jiangsu Future Land Co. Ltd. Class B	233,700	186,025
Jiangxi Copper Co. Ltd. Class H	465,000	904,506
Jinchuan Group International Resources Co. Ltd.[a]	428,000	82,702

Security	Shares	Value

Ju Teng International Holdings Ltd.	302,000	$198,408
Kai Yuan Holdings Ltd.[a]	6,800,000	162,055
Kaisa Group Holdings Ltd.[a]	630,000	179,355
Kingboard Chemical Holdings Co. Ltd.	239,200	514,588
Kingboard Laminates Holdings Ltd.[b]	449,000	189,715
Kingdee International Software Group Co. Ltd.[a]	782,000	172,260
Kingsoft Corp. Ltd.	226,000	380,218
Kingway Brewery Holdings Ltd.[a]	358,000	141,119
Kunlun Energy Co. Ltd.	1,048,000	2,011,542
KWG Property Holdings Ltd.[b]	423,000	280,082
Lao Feng Xiang Co. Ltd. Class B	74,200	163,834
Lee & Man Paper Manufacturing Ltd.[b]	598,000	402,888
Lenovo Group Ltd.[b]	2,040,000	2,099,706
Li Ning Co. Ltd.[a,b]	417,000	284,167
Lianhua Supermarket Holdings Co. Ltd. Class H	164,000	99,928
Lijun International Pharmaceutical (Holding) Co. Ltd.	576,000	185,500
Longfor Properties Co. Ltd.	441,000	749,884
Lonking Holdings Ltd.[a]	776,000	176,936
Luthai Textile Co. Ltd. Class B	117,700	129,787
Magic Holdings International Ltd.	277,000	166,996
Maoye International Holdings Ltd.[b]	567,000	109,561
Microport Scientific Corp.[b]	191,000	153,040
MIE Holdings Corp.[b]	566,000	134,158
Minth Group Ltd.	222,000	382,068
MMG Ltd.[a,b]	704,000	194,074
New China Life Insurance Co. Ltd. Class H	185,400	637,680
New World Department Store China Ltd.	200,000	110,527
Nine Dragons Paper (Holdings) Ltd.[b]	535,000	411,443
North Mining Shares Co. Ltd.[a]	3,730,000	180,186
NVC Lighting Holdings Ltd.[b]	481,000	156,764
Parkson Retail Group Ltd.	460,500	210,591
PCD Stores (Group) Ltd.[b]	1,168,000	176,040
People’s Insurance Co. Group of China Ltd. Class Ha,b	1,293,000	642,936
PetroChina Co. Ltd. Class H	6,800,000	7,918,792
Phoenix Satellite Television Holdings Ltd.	464,000	187,685
PICC Property and Casualty Co. Ltd. Class H	912,000	1,077,323
Ping An Insurance (Group) Co. of China Ltd. Class H	610,000	4,541,918
Poly Property Group Co. Ltd.[a]	669,000	453,308
Ports Design Ltd.[b]	164,500	135,409
Powerlong Real Estate Holdings Ltd.	439,000	93,876
Real Nutriceutical Group Ltd.	411,000	132,362
Renhe Commercial Holdings Co. Ltd.[a,b]	4,074,000	259,781
REXLot Holdings Ltd.	2,850,000	220,281
Road King Infrastructure Ltd.	158,000	145,934
Sany Heavy Equipment International Holdings Co. Ltd.[b]	419,000	165,165
Semiconductor Manufacturing International Corp.[a]	6,770,000	549,428
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	548,000	685,459
Shanghai Electric Group Co. Ltd. Class H	878,000	326,869
Shanghai Industrial Holdings Ltd.[b]	189,000	580,673
Shanghai Industrial Urban Development Group Ltd.[a,b]	642,000	150,518
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	696,000	123,729
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	97,700	102,390
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	212,900	415,225
Shenzhen Expressway Co. Ltd. Class H	368,000	143,165
Shenzhen International Holdings Ltd.	3,295,000	449,928
Shenzhen Investment Ltd.[b]	780,000	330,577
Shenzhou International Group Holdings Ltd.[b]	170,000	579,237
Shimao Property Holdings Ltd.	451,000	980,687
Shougang Concord International Enterprises Co. Ltd.[a]	3,132,000	161,385
Shougang Fushan Resources Group Ltd.	1,118,000	450,783
Shui On Land Ltd.	1,235,666	436,147
Sihuan Pharmaceutical Holdings Group Ltd.[b]	710,000	433,529
Sino Biopharmaceutical Ltd.[b]	988,000	692,369

26

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Sino Oil And Gas Holdings Ltd.[a]	5,785,000	$137,866
Sino-Ocean Land Holdings Ltd.	971,500	594,454
Sinofert Holdings Ltd.	876,000	200,866
Sinopec Kantons Holdings Ltd.	346,000	359,692
Sinopec Shanghai Petrochemical Co. Ltd. Class H	824,000	302,520
Sinopharm Group Co. Ltd. Class H	330,000	892,719
Sinotrans Ltd. Class H	730,000	147,640
Sinotrans Shipping Ltd.	717,500	181,159
Skyworth Digital Holdings Ltd.[b]	606,000	409,839
SOHO China Ltd.	650,500	551,385
Sun Art Retail Group Ltd.[b]	760,500	1,079,599
Sunac China Holdings Ltd.[b]	515,000	370,852
Sunny Optical Technology Group Co Ltd.[b]	186,000	266,440
TCL Multimedia Technology Holdings Ltd.	190,000	159,582
Tech Pro Technology Development Ltd.[a]	594,000	222,670
Tencent Holdings Ltd.	329,300	13,056,956
Tiangong International Co. Ltd.[b]	590,000	204,449
Tianjin Development Holdings Ltd.[a]	306,000	187,633
Tianjin Port Development Holdings Ltd.[b]	996,000	144,984
Tianneng Power International Ltd.	276,000	159,994
Tibet 5100 Water Resources Holdings Ltd.	494,000	183,910
Tingyi (Cayman Islands) Holding Corp.[b]	628,000	1,616,355
Tong Ren Tang Technologies Co. Ltd. Class H	93,000	293,515
Towngas China Co. Ltd.[b]	309,000	317,646
Travelsky Technology Ltd. Class H	354,000	255,372
Tsingtao Brewery Co. Ltd. Class H	112,000	779,822
Uni-President China Holdings Ltd.	363,000	403,084
Vinda International Holdings Ltd.[b]	199,000	257,376
VODone Ltd.[a]	1,536,000	120,699
Want Want China Holdings Ltd.[b]	1,920,000	2,839,388
Wasion Group Holdings Ltd.	250,000	169,076
Weichai Power Co. Ltd. Class H	168,000	621,116
Weiqiao Textile Co. Ltd. Class H	216,000	140,516
West China Cement Ltd.	962,000	157,384
Winsway Coking Coal Holding Ltd.	1,454,000	114,255
Wumart Stores Inc. Class H	170,000	346,885
Xingda International Holdings Ltd.[b]	347,000	151,981
Xinhua Winshare Publishing and Media Co. Ltd. Class H	255,000	129,753
XTEP International Holdings Ltd.[b]	253,500	110,703
Yanchang Petroleum International Ltd.[a]	2,400,000	134,488
Yantai Changyu Pioneer Wine Co. Ltd. Class B	21,600	123,905
Yanzhou Coal Mining Co. Ltd. Class Hb	656,000	672,664
Yingde Gases Group Co. Ltd.[b]	384,500	416,061
Yuanda China Holdings Ltd.	1,270,000	132,517
Yuexiu Property Co. Ltd.	1,796,000	534,441
Yuexiu Real Estate Investment Trust	602,000	336,564
Yuexiu Transport Infrastructure Ltd.[b]	300,000	158,062
Yuzhou Properties Co.[b]	459,400	107,707
Zhaojin Mining Industry Co. Ltd. Class H	290,500	288,150
Zhejiang Expressway Co. Ltd. Class H	498,000	441,367
Zhejiang Southeast Electric Power Co. Ltd. Class Ba	225,200	194,798
Zhongsheng Group Holdings Ltd.	191,000	240,632
Zhuzhou CSR Times Electric Co. Ltd. Class H	160,000	502,911
Zijin Mining Group Co. Ltd. Class Hb	1,936,000	538,692
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	464,000	447,694
ZTE Corp. Class Ha,b	211,400	342,584

		256,080,308
COLOMBIA — 0.76%
Almacenes Exito SA	62,973	1,020,970
Bancolombia SA	72,220	1,040,035
Bolsa de Valores de Colombia	14,518,436	224,285

Security	Shares	Value

Cementos Argos SA	132,470	$541,090
Cemex Latam Holdings SAa	56,207	399,124
Corporacion Financiera Colombiana SA NVS[a]	365	6,743
Corporacion Financiera Colombiana SA	23,096	441,940
Ecopetrol SA	1,590,641	3,398,521
Grupo Argos SA	96,588	1,019,697
Grupo de Inversiones Suramericana SA	75,715	1,538,407
Interconexion Electrica SA ESP	132,097	549,251
Isagen SA ESP	273,256	374,911

		10,554,974
CZECH REPUBLIC — 0.23%
Central European Media Enterprises Ltd. AS Class Aa	27,042	91,862
CEZ AS	52,521	1,455,085
Komercni Banka AS	4,953	936,682
Pegas Nonwovens SA	6,711	185,893
Philip Morris CR AS	107	59,277
Telefonica O2 Czech Republic AS	35,273	513,398

		3,242,197
EGYPT — 0.31%
Citadel Capital SAE[a]	185,813	84,077
Commercial International Bank (Egypt) SAE	193,695	1,017,046
EFG-Hermes Holding Co. SAE[a]	130,953	164,072
Egyptian Kuwaiti Holding Co. SAE	198,113	180,283
ElSwedy Electric Co. SAE	39,110	112,227
ezzsteel	94,542	131,990
National Societe Generale Bank SAE	23,538	88,911
Orascom Construction Industries SAE SP GDR[a]	31,666	1,057,203
Orascom Telecom Holding SAE[a]	848,035	604,720
Palm Hills Developments SAE[a]	305,980	97,265
Pioneers Holding Co.[a]	150,579	81,933
Six of October Development & Investment Co.[a]	38,196	106,924
South Valley Cement Co.[a]	151,134	86,130
Talaat Moustafa Group Holding Co. SAE[a]	351,122	215,186
Telecom Egypt Co. SAE	121,479	235,174

		4,263,141
HUNGARY — 0.21%
EGIS Pharmaceuticals PLC	1,492	134,061
Magyar Telekom Telecommunications PLC	152,499	241,438
MOL Hungarian Oil and Gas PLC	13,522	984,065
OTP Bank PLC	69,836	1,496,597

		2,856,161
INDIA — 6.62%
ACC Ltd.	13,899	299,892
Adani Enterprises Ltd.	74,421	278,922
Adani Ports and Special Economic Zone Ltd.	132,294	356,118
Aditya Birla Nuvo Ltd.	11,175	209,631
Amara Raja Batteries Ltd.	17,765	83,848
Ambuja Cements Ltd.	203,571	657,186
Andhra Bank	54,263	82,473
Apollo Hospitals Enterprise Ltd.	23,305	415,764
Apollo Tyres Ltd.	60,841	96,240
Arvind Ltd.	69,105	100,259
Ashok Leyland Ltd.	366,294	154,014
Asian Paints Ltd.	9,260	797,244
Aurobindo Pharma Ltd.	40,700	122,781

27

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Axis Bank Ltd.	93,527	$2,368,683
Bajaj Auto Ltd.	26,833	864,822
Bajaj Finance Ltd.	5,190	135,284
Balrampur Chini Mills Ltd.[a]	96,404	81,837
Bank of Baroda	14,978	172,797
Bank of India	39,868	203,098
Bayer CropScience Ltd.	4,211	103,998
Berger Paints India Ltd.	33,374	132,852
Bharat Forge Ltd.	33,610	139,474
Bharat Heavy Electricals Ltd.	193,921	688,517
Bharat Petroleum Corp. Ltd.	55,494	370,238
Bharti Airtel Ltd.	183,846	982,780
Biocon Ltd.	21,613	103,426
Britannia Industries Ltd.	12,637	162,020
Cairn (India) Ltd.	152,387	770,366
Canara Bank Ltd.	29,973	218,622
Century Textiles & Industries Ltd.	19,236	95,167
CESC Ltd.	21,684	126,856
Cipla Ltd.	109,338	717,274
Clariant Chemicals (India) Ltd.	10,382	82,747
CMC Ltd.	221	4,840
Coal India Ltd.	160,433	922,238
Core Education & Technologies Ltd.	33,038	25,326
Corporation Bank	5,537	37,681
Dabur India Ltd.	141,113	390,600
Development Credit Bank Ltd.[a]	133,950	104,461
Dewan Housing Finance Corp. Ltd.	24,957	71,820
Divi’s Laboratories Ltd.	13,633	235,950
DLF Ltd.	134,294	462,902
Dr. Reddy’s Laboratories Ltd.	32,657	1,209,497
Eicher Motors Ltd.	2,243	146,989
Emami Ltd.	14,206	192,398
FDC Ltd.	40,482	63,785
Federal Bank Ltd.	42,188	336,361
Financial Technologies (India) Ltd.	7,864	114,671
GAIL (India) Ltd.	104,428	565,817
Gateway Distriparks Ltd.	48,798	104,317
Gitanjali Gems Ltd.	12,488	127,367
GlaxoSmithKline Consumer Healthcare Ltd.	407	41,904
GMR Infrastructure Ltd.[a]	358,487	132,326
Godrej Consumer Products Ltd.	37,763	578,395
Godrej Industries Ltd.	30,623	159,472
Great Eastern Shipping Co. Ltd. (The)	20,643	89,611
Gruh Finance Ltd.	22,819	90,977
Gujarat Gas Co. Ltd.	13,084	53,392
Gujarat Mineral Development Corp. Ltd.	27,822	68,194
Gujarat Pipavav Port Ltd.[a]	110,654	93,052
Gujarat State Petronet Ltd.	60,956	63,994
Havells India Ltd.	13,807	180,602
HCL Technologies Ltd.	67,340	887,991
HDFC Bank Ltd.	493,175	6,116,121
Hero Motocorp Ltd.	12,773	392,642
Hexaware Technologies Ltd.	93,567	133,265
Hindalco Industries Ltd.	350,016	634,534
Hindustan Construction Co. Ltd.[a]	409,982	96,172
Hindustan Unilever Ltd.	278,266	2,918,874
Housing Development & Infrastructure Ltd.[a]	90,719	67,294
Housing Development Finance Corp. Ltd.	470,002	7,406,786
ICICI Bank Ltd.	138,005	2,820,570
Idea Cellular Ltd.[a]	210,634	488,689
IFCI Ltd.	187,817	84,623
India Cements Ltd.	77,900	91,988
India Infoline Ltd.	61,592	67,606

Security	Shares	Value

Indiabulls Real Estate Ltd.	97,887	$120,702
Indian Hotels Co. Ltd.	122,589	111,336
Indraprastha Gas Ltd.	12,779	62,419
Infosys Ltd.	147,295	6,288,950
Infrastructure Development Finance Co. Ltd.	331,728	849,802
Ipca Laboratories Ltd.	10,176	107,111
ITC Ltd.	706,164	4,249,361
Jain Irrigation Systems Ltd.	106,450	130,412
Jaiprakash Associates Ltd.	328,269	381,532
Jammu & Kashmir Bank Ltd.	7,073	153,168
Jindal Steel & Power Ltd.	124,488	626,903
JSW Steel Ltd.	27,249	329,969
Jubilant Foodworks Ltd.[a]	9,008	175,902
Jyothy Laboratories Ltd.	21,134	76,402
Kajaria Ceramics Ltd.	18,692	80,844
Karnataka Bank Ltd.	44,626	108,158
Karur Vysya Bank Ltd.	18,775	151,254
Kaveri Seed Co. Ltd.	2,442	60,794
Kotak Mahindra Bank Ltd.	91,290	1,265,389
KPIT Cummins Infosystems Ltd.	42,448	80,973
Larsen & Toubro Ltd.	68,049	1,687,521
LIC Housing Finance Ltd.	101,193	458,445
Lupin Ltd.	38,978	509,057
Madras Cements Ltd.	20,367	80,210
Mahindra & Mahindra Financial Services Ltd.	82,989	370,538
Mahindra & Mahindra Ltd.	98,630	1,689,465
MAX India Ltd.	43,734	165,459
McLeod Russel India Ltd.	18,360	95,774
MindTree Ltd.	8,646	125,155
MRF Ltd.	409	107,853
Multi Commodity Exchange of India Ltd.	5,303	80,106
NIIT Technologies Ltd.	17,132	80,466
NTPC Ltd.	338,549	924,215
Oil & Natural Gas Corp. Ltd.	245,152	1,423,127
Oil India Ltd.	37,297	392,614
Page Industries Ltd.	975	73,149
Persistent Systems Ltd.	7,350	66,747
Pipavav Defence & Offshore Engineering Co. Ltd.[a]	16,396	19,768
Piramal Enterprises Ltd.	22,042	208,947
Power Finance Corp. Ltd.	85,979	278,631
Power Grid Corp. of India Ltd.	354,822	711,717
Prestige Estates Projects Ltd.	30,023	89,136
PTC India Ltd.	91,349	89,918
Punj Lloyd Ltd.	104,499	79,736
Radico Khaitan Ltd.	31,955	70,093
Rajesh Exports Ltd.	29,182	62,978
Rallis India Ltd.	33,731	76,258
Ranbaxy Laboratories Ltd.[a]	41,485	275,673
Raymond Ltd.	18,222	88,441
Redington India Ltd.	75,231	100,290
Reliance Capital Ltd.	35,500	205,232
Reliance Communications Ltd.	173,096	326,059
Reliance Industries Ltd.	417,433	5,958,683
Reliance Infrastructure Ltd.	36,965	236,475
Reliance Power Ltd.[a]	196,604	239,642
Rolta India Ltd.	84,687	88,907
Rural Electrification Corp. Ltd.	95,904	375,398
Satyam Computer Services Ltd.[a]	213,164	417,007
Sesa Goa Ltd.	116,467	337,947
Shree Renuka Sugars Ltd.[a]	183,725	69,281
Shriram Transport Finance Co. Ltd.	42,853	618,802
Siemens Ltd.	25,522	269,069
Sintex Industries Ltd.	104,593	87,770

28

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

SKS Microfinance Ltd.[a]	32,189	$62,030
Sobha Developers Ltd.	15,375	106,891
Solar Industries India Ltd.	5,281	84,762
State Bank of Bikaner and Jaipur	6,861	52,267
State Bank of India	43,035	1,559,385
Sterlite Industries (India) Ltd.	443,525	734,955
Strides Arcolab Ltd.	5,846	90,497
Sun Pharma Advanced Research Co. Ltd.[a]	33,756	96,574
Sun Pharmaceuticals Industries Ltd.	99,516	1,839,509
Sundaram Finance Ltd.	7,432	73,734
Supreme Industries Ltd.	13,511	86,649
Suzlon Energy Ltd.[a]	378,584	78,753
Syndicate Bank	49,340	111,940
Tata Consultancy Services Ltd.	151,212	4,011,395
Tata Global Beverages Ltd.	97,628	252,172
Tata Motors Ltd.	246,536	1,367,438
Tata Power Co. Ltd.	317,244	502,109
Tata Steel Ltd.	102,627	530,078
Thermax Ltd.	11,611	119,461
Titan Industries Ltd.	68,608	356,553
Torrent Pharmaceuticals Ltd.	7,538	105,180
Trent Ltd.	3,180	60,599
TTK Prestige Ltd.	942	58,899
TV18 Broadcast Ltd.[a]	177,410	81,819
UCO Bank	74,848	100,376
Ultratech Cement Ltd.	10,858	361,062
Unitech Ltd.[a]	464,678	194,970
United Breweries Ltd.	21,794	295,281
United Phosphorus Ltd.	86,592	237,616
United Spirits Ltd.	27,982	1,196,115
Vijaya Bank	103,216	93,467
Wipro Ltd.	158,409	918,876
Zee Entertainment Enterprises Ltd.	97,596	390,660

		92,386,536
INDONESIA — 3.37%
PT ACE Hardware Indonesia Tbk	1,755,500	170,263
PT Adaro Energy Tbk	4,859,000	461,345
PT Agis Tbk[a]	2,809,500	113,298
PT Agung Podomoro Land Tbk[a]	3,285,000	164,334
PT AKR Corporindo Tbk	661,000	361,036
PT Alam Sutera Realty Tbk	3,615,500	391,264
PT Aneka Tambang (Persero) Tbk	1,575,500	205,885
PT Astra Agro Lestari Tbk	133,000	264,778
PT Astra International Tbk	6,534,000	4,702,879
PT Bakrieland Development Tbk[a]	24,551,000	125,324
PT Bank Bukopin Tbk	1,930,500	163,585
PT Bank Central Asia Tbk	4,027,000	4,255,176
PT Bank Danamon Indonesia Tbk	1,075,000	631,062
PT Bank Mandiri (Persero) Tbk	3,027,000	2,997,642
PT Bank Negara Indonesia (Persero) Tbk	2,475,000	1,231,815
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	1,151,500	143,423
PT Bank Rakyat Indonesia (Persero) Tbk	3,657,500	3,323,303
PT Bank Tabungan Negara (Persero) Tbk	1,578,376	228,820
PT Benakat Petroleum Energy Tbk[a]	8,838,500	143,473
PT Bhakti Investama Tbk	8,509,500	469,130
PT Bukit Asam (Persero) Tbk	283,500	353,109
PT Bumi Resources Tbk	5,082,000	342,432
PT Bumi Serpong Damai Tbk	1,050,000	235,835
PT BW Plantation Tbk	1,200,500	133,593
PT Charoen Pokphand Indonesia Tbk	2,446,000	1,236,110
PT Ciputra Development Tbk	3,698,000	581,411

Security	Shares	Value

PT Ciputra Property Tbk	1,280,000	$192,098
PT Citra Marga Nusaphala Persada Tbk	968,500	234,833
PT Energi Mega Persada Tbk[a]	13,395,000	187,352
PT Erajaya Swasembada Tbk[a]	533,000	187,734
PT Gajah Tunggal Tbk	579,500	190,800
PT Garuda Indonesia (Persero) Tbk[a]	2,432,000	131,594
PT Global Mediacom Tbk	2,381,000	632,016
PT Gudang Garam Tbk	156,500	854,798
PT Holcim Indonesia Tbk	597,000	191,991
PT Indika Energy Tbk	936,000	88,870
PT Indo Tambangraya Megah Tbk	147,500	451,761
PT Indocement Tunggal Prakarsa Tbk	484,000	1,173,558
PT Indofood CBP Sukses Makmur Tbk	314,500	420,618
PT Indofood Sukses Makmur Tbk	1,458,500	1,094,433
PT Indosat Tbk	484,500	257,213
PT Japfa Comfeed Indonesia Tbk	1,701,500	343,948
PT Jasa Marga (Persero) Tbk	718,500	491,470
PT Kalbe Farma Tbk	7,650,500	1,132,540
PT Kawasan Industri Jababeka Tbk[a]	6,958,000	291,249
PT Krakatau Steel (Persero) Tbk	1,695,000	89,985
PT Lippo Karawaci Tbk	6,425,000	1,206,942
PT Medco Energi Internasional Tbk	805,000	164,370
PT Media Nusantara Citra Tbk	1,462,500	500,191
PT Mitra Adiperkasa Tbk	271,500	246,692
PT MNC Sky Vision Tbk[a]	619,500	170,766
PT Pakuwon Jati Tbk	6,246,000	267,822
PT Panin Financial Tbk[a]	5,947,500	166,979
PT Perusahaan Gas Negara (Persero) Tbk	3,576,000	2,007,963
PT Ramayana Lestari Sentosa Tbk	1,255,500	192,266
PT Semen Gresik (Persero) Tbk	975,000	1,791,730
PT Sentul City Tbk[a]	8,354,000	260,130
PT Summarecon Agung Tbk	1,687,000	482,246
PT Surya Semesta Internusa Tbk	1,506,008	255,229
PT Telekomunikasi Indonesia (Persero) Tbk	2,978,000	3,359,561
PT Timah (Persero) Tbk	1,221,500	155,883
PT Tower Bersama Infrastructure Tbk[a]	567,500	347,626
PT Trada Maritime Tbk[a]	1,776,500	253,915
PT Unilever Indonesia Tbk	499,000	1,553,803
PT United Tractors Tbk	558,500	929,408
PT Wijaya Karya (Persero) Tbk	900,500	259,715
PT XL Axiata Tbk	842,000	429,811

		47,072,234
MALAYSIA — 3.99%
Aeon Credit Service M Bhd	23,700	133,833
Affin Holdings Bhd	159,600	214,757
AirAsia Bhd	433,000	447,112
Alliance Financial Group Bhd	375,900	602,847
AMMB Holdings Bhd	522,100	1,234,912
Astro Malaysia Holdings Bhd	483,800	504,251
Axiata Group Bhd	832,600	1,813,504
Berjaya Corp. Bhd	1,164,000	236,631
Berjaya Sports Toto Bhd	209,008	287,310
BIMB Holdings Bhd	126,700	163,128
British American Tobacco (Malaysia) Bhd	40,600	832,438
Bumi Armada Bhd[a]	462,500	593,982
Bursa Malaysia Bhd	126,400	332,417
CapitaMalls Malaysia Trust Bhd	326,900	195,148
Carlsberg Brewery Malaysia Bhd	49,600	273,048
CIMB Group Holdings Bhd	1,488,100	3,975,950
Dialog Group Bhd	595,100	576,089
DiGi.Com Bhd	1,030,900	1,580,115

29

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

DRB-Hicom Bhd	268,700	$250,579
Eastern & Oriental Bhd	251,300	174,345
Felda Global Ventures Holdings Bhd	383,900	546,305
Gamuda Bhd	516,600	805,156
Genting Bhd	666,500	2,176,502
Genting Malaysia Bhd	958,300	1,205,992
Genting Plantations Bhd	80,300	233,204
HAP Seng Consolidated Bhd	305,200	185,149
Hartalega Holdings Bhd	92,200	164,228
Hong Leong Bank Bhd	196,300	898,204
Hong Leong Financial Group Bhd	90,400	434,060
IGB Corp. Bhd	293,100	244,959
IHH Healthcare Bhd[a]	673,900	867,654
IJM Corp. Bhd	69,800	128,834
IJM Land Bhd	159,000	169,313
IJM Plantations Bhd	123,200	120,457
IOI Corp. Bhd	1,008,500	1,659,681
KPJ Healthcare Bhd	181,000	379,639
Kuala Lumpur Kepong Bhd	158,300	1,081,895
Lafarge Malaysia Bhd	130,100	453,398
Mah Sing Group Bhd	224,800	232,127
Malayan Banking Bhd	1,355,300	4,452,066
Malaysia Airports Holdings Bhd	198,800	393,879
Malaysia Building Society Bhd	132,100	131,290
Malaysian Airline System Bhd[a]	1,928,800	236,510
Malaysian Resources Corp. Bhd	588,900	332,551
Maxis Bhd	737,900	1,609,617
Media Chinese International Ltd.	377,700	153,566
Media Prima Bhd	327,400	315,884
MMC Corp. Bhd	319,900	268,390
Multi-Purpose Holdings Bhd	241,400	280,426
Oriental Holdings Bhd	71,800	231,688
OSK Holdings Bhd	280,500	159,303
Parkson Holdings Bhd	202,800	249,983
Pavilion Real Estate Investment Trust Bhd	313,500	158,824
Petronas Chemicals Group Bhd	966,500	2,058,374
Petronas Dagangan Bhd	84,400	680,865
Petronas Gas Bhd	196,100	1,344,035
POS Malaysia Bhd	145,500	227,711
PPB Group Bhd	157,500	691,191
Public Bank Bhd Foreign	347,100	1,888,385
QL Resources Bhd	170,900	177,021
RHB Capital Bhd	222,800	629,793
Sapurakencana Petroleum Bhd[a]	1,258,700	1,827,735
Sarawak Oil Palms Bhd	62,600	114,130
Sime Darby Bhd	899,700	2,734,809
Sunway Bhd	201,900	271,024
Sunway Real Estate Investment Trust Bhd	494,700	260,200
Supermax Corp. Bhd	213,800	142,119
Ta Ann Holdings Bhd	98,500	119,192
TA Enterprise Bhd	1,032,000	198,141
TAN Chong Motor Holdings Bhd	85,900	192,644
Telekom Malaysia Bhd	357,000	632,440
Tenaga Nasional Bhd	900,900	2,427,401
TIME dotCom Bhd[a]	128,000	196,605
Top Glove Corp. Bhd	143,600	295,633
TSH Resources Bhd	167,500	123,774
UEM Land Holdings Bhd[a]	518,900	586,044
UMW Holdings Bhd	173,800	808,711
UOA Development Bhd	177,400	152,270
WCT Bhd	339,080	288,858
YTL Corp. Bhd	1,604,600	875,048

Security	Shares	Value

YTL Power International Bhd	789,500	$387,235

		55,714,518
MEXICO — 4.88%
Alfa SAB de CV Series A	920,300	2,163,277
Alsea SAB de CV	142,100	393,496
America Movil SAB de CV Series L	12,344,800	12,363,417
Arca Continental SAB de CV	102,600	807,324
Axtel SAB de CV CPO[a,b]	343,900	116,325
Banregio Grupo Financiero SAB de CV	8,633	51,371
Bolsa Mexicana de Valores SAB de CV	74,900	190,072
Cemex SAB de CV CPO[a]	3,656,296	4,254,539
Coca-Cola FEMSA SAB de CV Series L	136,900	1,993,219
Compartamos SAB de CV	347,800	561,114
Consorcio ARA SAB de CVa	338,800	113,544
Controladora Comercial Mexicana SAB de CV BC Units	130,400	479,701
Desarrolladora Homex SAB de CVa	99,800	79,805
El Puerto de Liverpool SA de CV Series C1	53,400	625,077
Empresas ICA SAB de CVa	214,300	386,656
Fibra Uno Administracion SA de CV	396,812	1,371,916
Fomento Economico Mexicano SAB de CV BD Units	626,400	6,799,733
Genomma Lab Internacional SAB de CV Series Ba,b	263,100	556,932
Gruma SAB de CV Series Ba	17,118	76,353
Grupo Aeromexico SAB de CVa	69,400	88,436
Grupo Aeroportuario del Centro Norte SAB de CV	59,500	203,162
Grupo Aeroportuario del Pacifico SAB de CV Series B	99,600	526,386
Grupo Aeroportuario del Sureste SAB de CV Series B	68,400	811,856
Grupo Bimbo SAB de CV Series A	531,100	1,565,900
Grupo Carso SAB de CV Series A1	194,000	1,015,009
Grupo Comercial Chedraui SA de CV	106,000	393,163
Grupo Famsa SAB de CV Series Aa,b	60,200	115,608
Grupo Financiero Banorte SAB de CV Series O	606,200	3,862,380
Grupo Financiero Inbursa SAB de CV Series O	661,600	1,511,857
Grupo Financiero Santander Mexico SAB de CV Series B	550,315	1,767,524
Grupo Herdez SAB de CV	48,000	149,642
Grupo Mexico SAB de CV Series B	1,239,500	4,087,341
Grupo Modelo SAB de CV Series C	191,600	1,722,670
Grupo Simec SAB de CV Series Ba	34,400	157,674
Grupo Televisa SAB de CV CPO	831,000	4,330,308
Industrias CH SAB de CV Series Ba	58,800	418,499
Industrias Penoles SAB de CV	44,585	1,686,291
Kimberly-Clark de Mexico SAB de CV Series A	500,000	1,702,564
Macquarie Mexico Real Estate Management SA de CV	171,300	422,554
Mexichem SAB de CV	347,100	1,589,600
Minera Frisco SAB de CV Series A1[a]	209,100	773,452
OHL Mexico SAB de CVa	197,700	531,744
TV Azteca SAB de CV CPO[b]	348,400	246,827
Urbi Desarrollos Urbanos SAB de CVa,b	460,900	85,853
Wal-Mart de Mexico SAB de CV Series V	1,698,800	4,994,193

		68,144,364
MOROCCO — 0.07%
Attijariwafa Bank	7,731	286,849
Douja Promotion Groupe Addoha SA	38,003	235,009
Managem	610	100,996
Maroc Telecom SA	23,046	276,696

		899,550
PERU — 0.45%
Compania de Minas Buenaventura SA SP ADR	64,579	1,159,193

30

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Credicorp Ltd.	22,912	$3,153,149
Southern Copper Corp.	60,464	1,883,454

		6,195,796

PHILIPPINES — 1.12%
Aboitiz Equity Ventures Inc.	615,240	785,970
Aboitiz Power Corp.	568,200	480,557
Alliance Global Group Inc.	684,900	388,872
Atlas Consolidated Mining & Development Corp.	357,000	154,725
Ayala Corp.	55,980	834,336
Ayala Land Inc.	1,782,300	1,423,057
Bank of the Philippine Islands	227,570	551,832
BDO Unibank Inc.[a]	461,180	1,015,753
Belle Corp.[a]	1,505,000	234,633
Cebu Air Inc.	90,200	169,752
DMCI Holdings Inc.	304,000	405,981
East West Banking Corp.[a]	170,300	141,010
Energy Development Corp.	2,439,400	357,802
Filinvest Land Inc.	3,550,000	176,366
First Gen Corp.[a]	379,800	188,687
First Philippine Holdings Corp.	71,410	168,515
Globe Telecom Inc.	10,305	377,874
International Container Terminal Services Inc.	249,610	549,473
Jollibee Foods Corp.	128,630	413,247
Lopez Holdings Corp.	831,600	119,222
Manila Water Co. Inc.	227,400	218,147
Metro Pacific Investments Corp.	3,133,300	466,252
Metropolitan Bank & Trust Co.	76,930	229,862
Nickel Asia Corp.	239,100	114,261
Philex Petroleum Corp.[a]	131,000	59,689
Philippine Long Distance Telephone Co.	13,525	991,257
Philippine National Bank[a]	66,294	150,561
Puregold Price Club Inc.	185,770	151,622
Rizal Commercial Banking Corp.	85,670	125,353
San Miguel Corp.	90,070	196,036
Security Bank Corp.	16,440	67,285
SM Development Corp.	642,000	119,986
SM Investments Corp.	68,695	1,818,541
SM Prime Holdings Inc.	2,167,200	999,773
Universal Robina Corp.	277,810	824,820
Vista Land & Lifescapes Inc.	990,200	153,438

		15,624,547

POLAND — 1.54%
Alior Bank SAa	11,835	300,405
Asseco Poland SA	23,577	303,438
Bank Handlowy w Warszawie SA	10,860	326,808
Bank Millennium SAa	148,556	231,736
Bank Pekao SA	42,601	2,145,244
Bank Zachodni WBK SA	8,900	787,169
BRE Bank SA	4,941	589,592
Budimex SA	4,253	112,719
Ciech SAa	14,073	111,682
Cyfrowy Polsat SAa	63,681	349,899
ENEA SA	33,297	149,367
Eurocash SA	26,079	518,507
Getin Holding SAb	122,399	101,584
Getin Noble Bank SAa	492,093	284,692
Globe Trade Centre SAa,b	91,955	236,750
Grupa Azoty SA	15,259	347,660
Grupa Lotos SAa	21,909	285,156

Security	Shares	Value

Jastrzebska Spolka Weglowa SA	12,400	$301,338
Kernel Holding SAa	16,627	289,082
KGHM Polska Miedz SA	45,945	2,063,834
Lubelski Wegiel Bogdanka SA	11,083	432,383
Netia SAa	109,945	150,858
Polska Grupa Energetyczna SA	236,193	1,294,914
Polski Koncern Naftowy Orlen SAa	104,954	1,684,885
Polskie Gornictwo Naftowe i Gazownictwo SAa	564,391	1,054,777
Powszechna Kasa Oszczednosci Bank Polski SAb	279,002	2,941,756
Powszechny Zaklad Ubezpieczen SA	17,901	2,494,195
Synthos SA	182,510	296,863
Tauron Polska Energia SA	334,147	439,261
Telekomunikacja Polska SA	228,708	563,899
TVN SA	57,572	180,487
Warsaw Stock Exchange SA	12,575	157,499

		21,528,439

RUSSIA — 4.74%
Aeroflot - Russian Airlines OJSC	127,956	209,546
Federal Grid Co. of Unified Energy System OJSC[a]	106,820,000	405,388
Gazprom OAO	3,772,750	14,577,709
IDGC Holding JSC[a]	6,562,000	233,622
INTER RAO UES OJSC[a]	739,500,000	306,672
LSR Group OJSC SP GDR[d]	71,659	259,692
LUKOIL OAO	163,776	9,630,790
Magnit OJSC SP GDR[d]	82,939	4,540,910
Mechel OAO SP ADR	76,604	229,812
MegaFon OAO SP GDR[a]	28,938	904,891
MMC Norilsk Nickel OJSC	16,440	2,391,132
Mobile TeleSystems OJSC SP ADR	166,393	3,206,393
NovaTek OAO SP GDR[d]	29,097	3,264,683
OGK-2 OJSC[a]	13,868,000	115,464
PIK Group[a]	81,150	160,413
Rosneft Oil Co. OJSC	377,860	2,502,404
Rostelecom OJSC	381,300	1,205,880
RusHydro OJSC	37,745,000	555,250
Sberbank of Russia	3,476,340	10,781,838
Severstal OAO	70,050	578,408
Sistema JSFC SP GDR[d]	37,690	719,502
Sollers OJSC	5,544	124,989
Surgutneftegas OJSC	2,335,800	1,777,289
Tatneft OAO Class S	460,180	2,599,732
TMK OAO SP GDR[d]	26,205	287,207
Uralkali OJSC	431,290	3,114,458
VTB Bank OJSC	1,050,660,000	1,513,339

		66,197,413

SOUTH AFRICA — 6.81%
Absa Group Ltd.	97,193	1,443,729
Acucap Properties Ltd.	56,056	256,215
Adcock Ingram Holdings Ltd.	57,198	389,479
Adcorp Holdings Ltd.	73,210	225,239
Advtech Ltd.	226,225	152,919
Aeci Ltd.	44,887	495,286
African Bank Investments Ltd.	221,503	352,300
African Oxygen Ltd.	57,097	123,448
African Rainbow Minerals Ltd.	35,842	641,324
Anglo American Platinum Ltd.[a]	21,702	709,755
AngloGold Ashanti Ltd.	121,921	2,206,389
ArcelorMittal South Africa Ltd.[a]	70,664	203,708
Aspen Pharmacare Holdings Ltd.[a]	95,928	1,978,683

31

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Assore Ltd.	11,688	$414,191
Astral Foods Ltd.	18,840	167,167
Aveng Ltd.	137,693	398,307
AVI Ltd.	91,329	517,483
Barloworld Ltd.	72,891	628,356
Bidvest Group Ltd.	95,579	2,465,163
Blue Label Telecoms Ltd.	182,866	135,426
Brait SEa	129,446	450,241
Capital Property Fund	414,258	424,151
Cashbuild Ltd.	10,971	127,598
Cipla Medpro South Africa Ltd.	181,691	173,387
City Lodge Hotels Ltd.	11,439	142,297
Clicks Group Ltd.	88,274	524,480
Clover Industries Ltd.	90,378	165,757
Coronation Fund Managers Ltd.	77,648	482,804
DataTec Ltd.	63,510	367,433
Discovery Ltd.	92,320	743,351
DRDGOLD Ltd.	205,988	124,702
Emira Property Fund	134,009	187,164
EOH Holdings Ltd.	40,295	212,095
Exxaro Resources Ltd.	42,475	669,568
Famous Brands Ltd.	17,311	163,461
FirstRand Ltd.	981,887	2,879,363
Foschini Group Ltd. (The)	64,890	682,136
Fountainhead Property Trust	356,306	283,352
Gold Fields Ltd.	232,731	1,421,406
Grindrod Ltd.	131,240	262,356
Group Five Ltd.	54,518	202,307
Growthpoint Properties Ltd.	537,485	1,356,569
Harmony Gold Mining Co. Ltd.	124,740	518,192
Hosken Consolidated Investments Ltd.	13,946	176,048
Hudaco Industries Ltd.	17,955	158,868
Hyprop Investments Ltd. Units	42,549	288,038
Illovo Sugar Ltd.	74,088	254,306
Impala Platinum Holdings Ltd.	172,853	1,821,359
Imperial Holdings Ltd.	58,018	1,216,505
Investec Ltd.	80,780	578,162
JD Group Ltd.	37,956	109,683
JSE Ltd.	28,592	213,564
Kumba Iron Ore Ltd.	26,426	1,360,736
Lewis Group Ltd.	28,385	176,353
Liberty Holdings Ltd.	34,152	427,420
Life Healthcare Group Holdings Ltd.	297,962	1,083,471
Massmart Holdings Ltd.	33,821	659,156
Metair Investments Ltd.	35,402	124,579
MMI Holdings Ltd.	314,072	744,301
Mondi Ltd.	39,335	523,958
Mpact Ltd.	91,603	218,541
Mr. Price Group Ltd.	76,031	968,323
MTN Group Ltd.	544,590	9,895,977
Murray & Roberts Holdings Ltd.[a]	159,762	361,935
Nampak Ltd.	199,226	691,367
Naspers Ltd. Class N	126,519	9,371,317
Nedbank Group Ltd.	65,232	1,178,031
Netcare Ltd.	296,892	690,601
Northam Platinum Ltd.[a]	97,317	347,196
Omnia Holdings Ltd.	19,000	325,633
Pick n Pay Holdings Ltd.	78,459	138,438
Pick n Pay Stores Ltd.	75,096	304,572
Pinnacle Technology Holdings Ltd.	77,277	175,145
PPC Ltd.	162,480	522,501
Redefine Properties Ltd.	861,903	843,075
Remgro Ltd.	146,310	2,877,986

Security	Shares	Value

Resilient Property Income Fund Ltd.	76,003	$380,024
Reunert Ltd.	59,122	418,919
RMB Holdings Ltd.	214,368	847,904
RMI Holdings Ltd.	201,041	489,225
Royal Bafokeng Platinum Ltd.[a]	16,040	81,318
SA Corporate Real Estate Fund Nominees Pty Ltd.	429,692	166,157
Sanlam Ltd.	569,982	2,685,668
Sappi Ltd.[a]	176,149	446,512
Sasol Ltd.	176,578	7,950,771
Shoprite Holdings Ltd.	137,597	2,410,333
Sibanye Gold Ltd.[a]	307,595	256,539
SPAR Group Ltd. (The)	54,472	655,575
Standard Bank Group Ltd.	382,665	4,255,067
Steinhoff International Holdings Ltd.[a]	380,539	964,611
Sun International Ltd.	36,121	359,065
Super Group Ltd.[a]	93,030	225,645
Sycom Property Fund	46,021	122,604
Telkom SA SOC Ltd.[a]	96,299	142,633
Tiger Brands Ltd.	52,204	1,605,391
Tongaat Hulett Ltd.	32,855	398,287
Truworths International Ltd.	139,278	1,204,522
Vodacom Group Ltd.	119,459	1,330,588
Vukile Property Fund Ltd.	120,080	202,924
Wilson Bayly Holmes-Ovcon Ltd.	17,380	270,019
Woolworths Holdings Ltd.	240,951	1,738,196
Zeder Investments Ltd.	298,996	120,969

		95,025,348

SOUTH KOREA — 14.30%
3S Korea Co. Ltd.[a]	1,745	10,133
Able C&C Co. Ltd.	379	15,349
Agabang & Co.	1,594	8,932
Ahnlab Inc.	2,782	150,465
AmorePacific Corp.	1,066	870,012
AmorePacific Group	1,020	351,677
Asia Cement Co. Ltd.	2,070	139,258
Asiana Airlines Inc.[a]	47,170	236,330
ATLASBX Co. Ltd.	4,267	159,394
Binggrae Co. Ltd.	2,421	244,307
Bioland Ltd.	7,387	105,276
BS Financial Group Inc.	4,540	63,095
Bukwang Pharmaceutical Co. Ltd.	10,677	146,493
Busan City Gas Co. Ltd.	7,860	196,204
Capro Corp.	1,240	10,460
Celltrion Inc.	2,032	67,631
Chabio & Diostech Co. Ltd.[a]	20,513	206,092
Cheil Industries Inc.	952	77,360
Cheil Worldwide Inc.[a]	31,410	738,192
Chong Kun Dang Pharm Corp.	4,220	217,406
CJ CGV Co. Ltd.	6,018	289,793
CJ CheilJedang Corp.	2,629	688,841
CJ Corp.	5,273	585,785
CJ E&M Corp.[a]	7,756	240,294
CJ Freshway Corp.	3,280	97,555
CJ O Shopping Co. Ltd.	1,049	296,862
Com2uS Corp.[a]	3,109	128,521
Cosmax Inc.	4,406	203,978
Coway Co. Ltd.	17,875	878,165
CUROCOM Co. Ltd.[a]	4,494	8,752
Dae Won Kang Up Co. Ltd.	14,560	100,658
Daeduck Electronics Co.	16,690	161,035
Daeduck GDS Co. Ltd.	9,840	194,239

32

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Daekyo Co. Ltd.	18,140	$119,467
Daelim Industrial Co. Ltd.	2,866	241,011
Daesang Corp.	8,280	264,224
Daewoo Engineering & Construction Co. Ltd.[a]	4,320	30,172
Daewoo International Corp.	16,210	522,301
Daewoo Securities Co. Ltd.	57,810	570,578
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	33,300	759,029
Daewoong Pharmaceutical Co. Ltd.	2,588	157,154
Daishin Securities Co. Ltd.	18,680	161,550
Daou Technology Inc.	11,690	197,645
Daum Communications Corp.	4,389	331,399
Dong-A Socio Holdings Co. Ltd.	1,834	203,742
Dong-A ST Co. Ltd.[a]	1,694	213,681
Dongbu Insurance Co. Ltd.	14,024	620,696
Dongbu Steel Co. Ltd.[a]	50,690	142,688
Dongkuk Steel Mill Co. Ltd.	21,840	242,624
Dongsuh Companies Inc.	8,915	219,383
Dongwon Industries Co. Ltd.	592	191,272
Dongyang Mechatronics Corp.	14,620	153,357
Doosan Corp.	3,114	391,421
Doosan Engine Co. Ltd.[a]	19,740	149,050
Doosan Heavy Industries & Construction Co. Ltd.	17,009	708,395
Doosan Infracore Co. Ltd.[a]	37,780	436,425
Duksan Hi-Metal Co. Ltd.[a]	6,301	144,459
DuzonBIzon Co. Ltd.	11,780	154,849
E-Mart Co. Ltd.	6,820	1,198,345
E1 Corp.	1,711	113,441
EG Corp.	355	8,924
EO Technics Co. Ltd.	4,612	156,768
Eugene Investment & Securities Co. Ltd.[a]	65,100	148,099
Fila Korea Ltd.	3,531	213,792
Foosung Co. Ltd.[a]	35,680	151,601
Gamevil Inc.[a]	1,703	182,405
GemVax & Kael Co. Ltd.[a]	8,532	281,706
Genic Co. Ltd.[a]	324	7,342
Global & Yuasa Battery Co. Ltd.	3,530	176,547
Golfzon Co. Ltd.	2,084	122,306
Grand Korea Leisure Co. Ltd.	10,680	349,792
Green Cross Corp.	2,247	269,513
Green Cross Holdings Corp.	9,980	143,556
GS Engineering & Construction Corp.	1,609	47,856
GS Global Corp.	13,380	121,992
GS Holdings Corp.	17,504	859,938
GS Home Shopping Inc.	1,157	250,716
Gwangju Shinsegae Co. Ltd.	461	103,855
Haansoft Inc.	8,734	147,667
Halla Engineering & Construction Corp.	24,100	137,598
Halla Visteon Climate Control Corp.	13,150	387,039
Hana Financial Group Inc.	80,316	2,715,828
Hana Tour Service Inc.	3,862	245,114
Hanall Biopharma Co. Ltd.[a]	1,800	11,376
Handsome Co. Ltd.	5,550	152,297
Hanil Cement Co. Ltd.	2,619	132,144
Hanil E-Wha Co. Ltd.	11,200	139,294
Hanjin Heavy Industries & Construction Co. Ltd.[a]	20,950	176,731
Hanjin Shipping Co. Ltd.[a]	3,790	26,034
Hanjin Transportation Co. Ltd.	7,080	151,038
Hankook Shell Oil Co. Ltd.	563	181,653
Hankook Tire Co. Ltd.	24,828	1,160,413
Hankook Tire Worldwide Co. Ltd.	8,660	147,949
Hanmi Pharm Co. Ltd.[a]	2,068	311,198
Hansae Co. Ltd.	8,240	128,009
Hansol Chemical Co. Ltd.	7,970	203,183

Security	Shares	Value

Hansol Paper Co.	15,600	$198,849
Hanssem Co. Ltd.	4,350	126,106
Hanwha Chemical Corp.	32,030	511,766
Hanwha Corp.	17,560	492,743
Hanwha General Insurance Co. Ltd.[a]	2,460	11,389
Hanwha Investment & Securities Co. Ltd.[a]	43,850	164,966
Hanwha Life Insurance Co. Ltd.	72,950	451,377
Hite Jinro Co. Ltd.	10,090	284,024
HMC Investment Securities Co. Ltd.	13,620	154,321
Hotel Shilla Co. Ltd.	11,269	623,451
Huchems Fine Chemical Corp.	12,120	237,100
Huvis Corp.	11,660	111,470
Hwa Shin Co. Ltd.	12,080	151,307
Hy-Lok Corp.	7,404	157,295
Hyosung Corp.	9,161	483,310
Hyundai Corp.	7,030	152,150
Hyundai Department Store Co. Ltd.	5,016	701,538
Hyundai Development Co.	20,610	492,582
Hyundai Engineering & Construction Co. Ltd.	24,428	1,327,679
Hyundai Glovis Co. Ltd.	4,518	741,869
Hyundai Greenfood Co. Ltd.	15,230	239,970
Hyundai Heavy Industries Co. Ltd.	13,872	2,431,314
Hyundai Home Shopping Network Corp.	1,770	250,686
Hyundai Hysco Co. Ltd.	1,230	37,890
Hyundai Marine & Fire Insurance Co. Ltd.	20,160	580,869
Hyundai Merchant Marine Co. Ltd.[a]	2,399	24,952
Hyundai Mipo Dockyard Co. Ltd.	4,158	506,086
Hyundai Mobis Co. Ltd.	22,153	5,588,745
Hyundai Motor Co.	50,541	9,506,916
Hyundai Securities Co. Ltd.	45,610	314,914
Hyundai Steel Co.	19,023	1,214,091
Hyundai Wia Corp.	5,207	762,821
Iljin Display Co. Ltd.	8,620	138,872
Ilyang Pharmaceutical Co. Ltd.	5,890	165,277
iMarketKorea Inc.	7,330	151,181
Industrial Bank of Korea	60,000	666,549
Interflex Co. Ltd.[a]	3,174	138,513
Interpark Corp.	17,659	135,213
ISU Chemical Co. Ltd.	9,220	152,211
JCEntertainment Corp.	5,185	93,401
Jeonbuk Bank	45,510	258,227
Jusung Engineering Co. Ltd.[a]	23,944	149,001
Kangwon Land Inc.	31,790	977,872
KB Financial Group Inc.	80,780	2,642,136
KCC Corp.	1,698	516,299
KEPCO Plant Service & Engineering Co. Ltd.	5,298	266,846
Kia Motors Corp.	85,706	4,498,863
KISWIRE Ltd.	3,910	119,062
KIWOOM Securities Co. Ltd.	4,471	255,271
Koh Young Technology Inc.	6,046	169,654
Kolao Holdings	7,104	201,543
Kolon Industries Inc.	6,488	292,325
Komipharm International Co. Ltd.[a]	14,902	117,401
Korea Aerospace Industries Ltd.	14,250	372,743
Korea District Heating Corp.	1,494	117,700
Korea Electric Power Corp.[a]	82,760	1,963,325
Korea Gas Corp.	7,876	387,630
Korea Investment Holdings Co. Ltd.	13,540	539,347
Korea Kolmar Co. Ltd.[a]	6,660	175,682
Korea Zinc Co. Ltd.	2,919	844,926
Korean Air Lines Co. Ltd.[a]	1,340	43,769
Korean Reinsurance Co.	30,900	311,817
KT Corp.	10,460	358,327

33

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

KT Skylife Co. Ltd.	7,570	$266,361
KT&G Corp.	35,464	2,498,835
Kukdo Chemical Co. Ltd.	3,167	137,927
Kumho Petro Chemical Co. Ltd.	485	40,957
Kumho Tire Co. Inc.[a]	23,480	258,764
Kwang Dong Pharmaceutical Co. Ltd.	26,750	157,464
LG Chem Ltd.	15,333	3,712,114
LG Corp.	31,705	1,972,968
LG Display Co. Ltd.[a]	76,650	2,133,878
LG Electronics Inc.	34,797	2,501,121
LG Fashion Corp.	7,020	194,189
LG Hausys Ltd.	2,970	276,047
LG Household & Health Care Ltd.	3,090	1,706,789
LG Innotek Co. Ltd.[a]	4,229	394,936
LG International Corp.	1,220	39,148
LG Life Sciences Ltd.[a]	5,712	255,339
LG Uplus Corp.[a]	71,430	739,781
LIG Insurance Co. Ltd.	14,260	313,677
Lock & Lock Co. Ltd.	7,910	158,242
Lotte Chemical Corp.	5,896	863,759
Lotte Chilsung Beverage Co. Ltd.	294	392,972
Lotte Confectionery Co. Ltd.	311	481,765
Lotte Food Co. Ltd.	328	214,273
Lotte Shopping Co. Ltd.	3,612	1,168,616
LS Corp.	846	53,020
LS Industrial Systems Co. Ltd.	6,277	338,937
Lumens Co. Ltd.[a]	18,661	188,311
Maeil Dairy Industry Co. Ltd.	3,362	135,111
Mando Corp.	613	53,720
Medipost Co. Ltd.[a]	2,848	205,715
Medy-Tox Inc.	1,897	202,344
MegaStudy Co. Ltd.	2,087	126,731
Melfas Inc.	726	10,732
Meritz Fire & Marine Insurance Co. Ltd.	18,850	220,253
Meritz Securities Co. Ltd.	132,390	184,575
Mirae Asset Securities Co. Ltd.	9,430	396,499
Modetour Network Inc.	6,008	154,494
Muhak Co. Ltd.	8,932	143,503
Namhae Chemical Corp.	24,500	167,425
Namyang Dairy Products Co. Ltd.	252	212,361
NCsoft Corp.	5,157	716,694
Neowiz Games Corp.[a]	625	9,903
NEPES Corp.	8,822	136,660
Nexen Corp.	1,579	121,601
Nexen Tire Corp.	14,340	206,906
NH Investment & Securities Co. Ltd.	34,440	156,698
NHN Corp.	13,197	3,562,968
NICE Holdings Co. Ltd.	24,180	211,899
Nong Shim Holdings Co. Ltd.	2,538	166,699
NongShim Co. Ltd.	1,142	295,685
OCI Co. Ltd.	542	71,006
OCI Materials Co. Ltd.	4,714	139,997
ORION Corp.	1,175	1,131,628
Osstem Implant Co. Ltd.[a]	5,641	154,045
Ottogi Corp.	528	183,681
Paradise Co. Ltd.	13,019	281,769
Partron Co. Ltd.	15,630	345,888
Pharmicell Co. Ltd.[a]	2,520	10,674
Poongsan Corp.	9,460	228,608
POSCO	21,417	6,104,518
POSCO Chemtech Co. Ltd.	1,199	128,953
POSCO ICT Co. Ltd.	25,458	176,000
Pyeong Hwa Automotive Co. Ltd.	8,316	135,079

Security	Shares	Value

S&T Dynamics Co. Ltd.	16,830	$204,844
S-Oil Corp.	15,359	1,190,978
S1 Corp.	7,204	415,775
Samchully Co. Ltd.	1,409	156,528
SamkwangGlass Co. Ltd.	2,116	126,432
Samsung C&T Corp.	40,342	2,192,616
Samsung Card Co. Ltd.	14,110	469,001
Samsung Electro-Mechanics Co. Ltd.	19,283	1,686,430
Samsung Electronics Co. Ltd.	35,612	48,483,010
Samsung Engineering Co. Ltd.	10,312	873,558
Samsung Fine Chemicals Co. Ltd.	8,045	366,038
Samsung Fire & Marine Insurance Co. Ltd.	11,645	2,360,543
Samsung Heavy Industries Co. Ltd.	54,060	1,581,555
Samsung Life Insurance Co. Ltd.	19,984	1,866,258
Samsung SDI Co. Ltd.	11,419	1,450,497
Samsung Securities Co. Ltd.	19,740	894,652
Samsung Techwin Co. Ltd.	13,308	798,692
Sapphire Technology Co. Ltd.[a]	3,062	107,741
SBS Media Holdings Co. Ltd.	1,990	10,393
SeAH Besteel Corp.	5,680	168,183
SeAH Steel Corp.	1,055	113,466
Sebang Co. Ltd.	10,000	175,268
Seegene Inc.[a]	2,902	156,698
Seobu T&Da	5,295	93,273
Seoul Semiconductor Co. Ltd.	12,038	378,285
SFA Engineering Corp.	3,973	220,507
Shinhan Financial Group Co. Ltd.	90,820	3,259,937
Shinsegae Co. Ltd.	2,412	465,447
Shinsegae Food Co. Ltd.	1,522	138,094
Shinsegae International Co. Ltd.	120	8,338
Simm Tech Co. Ltd.	16,694	155,162
Sindoh Co. Ltd.	2,400	153,386
SK Broadband Co. Ltd.[a]	56,819	256,508
SK C&C Co. Ltd.	7,622	691,560
SK Chemicals Co. Ltd.	718	27,425
SK Gas Co. Ltd.	2,146	155,959
SK Holdings Co. Ltd.	8,599	1,354,892
SK Hynix Inc.[a]	169,630	4,834,988
SK Innovation Co. Ltd.	19,872	2,629,781
SK Networks Co. Ltd.	53,080	328,901
SK Securities Co. Ltd.[a]	204,980	181,084
SK Telecom Co. Ltd.	3,233	599,552
SKC Co. Ltd.	8,520	256,422
SL Corp.	7,680	109,452
SM Entertainment Co.[a]	488	17,430
Soulbrain Co. Ltd.	4,628	189,675
Ssangyong Motor Co.[a]	18,540	144,421
STS Semiconductor & Telecommunications Co. Ltd.[a]	22,744	121,401
STX Corp. Co. Ltd.	6,500	14,730
STX Engine Co. Ltd.[a]	3,950	15,857
STX Offshore & Shipbuilding Co. Ltd.[a]	34,340	118,398
STX Pan Ocean Co. Ltd.[a]	50,330	144,793
Sung Kwang Bend Co. Ltd.	8,688	214,951
Sungwoo Hitech Co. Ltd.	12,641	172,321
Suprema Inc.[a]	6,686	139,970
Taekwang Industrial Co. Ltd.	174	161,570
Taewoong Co. Ltd.[a]	6,050	121,568
Taeyoung Engineering & Construction Co. Ltd.	27,850	164,433
Taihan Electric Wire Co. Ltd.[a]	4,061	10,730
Tera Resource Co. Ltd.[a]	9,900	9,333
TK Corp.[a]	7,327	161,821
TONGYANG Life Insurance Co.	14,760	140,453
TONGYANG Securities Inc.	54,650	198,582

34

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

ViroMed Co. Ltd.[a]	5,039	$182,880
WeMade Entertainment Co. Ltd.[a]	3,040	173,299
Wonik IPS Co. Ltd.[a]	25,644	168,887
Woori Finance Holdings Co. Ltd.	121,670	1,287,029
Woori Financial Co. Ltd.	7,580	164,389
Woori Investment & Securities Co. Ltd.	46,330	512,636
YG Entertainment Inc.	2,514	146,429
Youlchon Chemical Co. Ltd.	19,730	201,719
Youngone Corp.	7,940	295,193
Youngone Holdings Co. Ltd.	2,378	155,979
Yuhan Corp.	2,688	441,377
Yungjin Pharmaceutical Co. Ltd.[a]	60,290	98,998

		199,524,277

TAIWAN — 12.22%
A-DATA Technology Co. Ltd.	89,000	184,723
Ability Enterprise Co. Ltd.	143,000	125,938
AcBel Polytech Inc.	210,000	183,189
Accton Technology Corp.	306,000	183,068
Acer Inc.[a]	857,000	693,162
Advanced Semiconductor Engineering Inc.	1,940,000	1,672,861
Advantech Co. Ltd.	91,000	447,092
Airtac International Group	36,000	192,513
ALI Corp.	134,000	143,316
Alpha Networks Inc.	175,000	119,318
Altek Corp.	202,000	133,339
Ambassador Hotel Ltd. (The)	129,000	126,758
AmTRAN Technology Co. Ltd.	264,000	217,059
Apex Biotechnology Corp.	71,000	194,348
Ardentec Corp.	211,000	142,806
Asia Cement Corp.	646,000	799,943
Asia Optical Co. Inc.[a]	104,000	119,398
Asia Polymer Corp.	189,000	150,657
ASUSTeK Computer Inc.	215,000	2,374,916
AU Optronics Corp.[a]	2,840,000	1,309,893
Bank of Kaohsiung Co. Ltd.[a]	733,000	235,922
BES Engineering Corp.	643,000	185,249
Capital Securities Corp.	516,000	175,909
Career Technology (MFG.) Co. Ltd.	125,000	142,045
Catcher Technology Co. Ltd.	217,000	1,225,702
Cathay Financial Holding Co. Ltd.	2,271,000	2,960,194
Cathay Real Estate Development Co. Ltd.	300,000	217,580
Chailease Holding Co. Ltd.	219,000	661,685
Chang Hwa Commercial Bank Ltd.	1,434,000	814,773
Cheng Loong Corp.	445,000	203,016
Cheng Shin Rubber Industry Co. Ltd.	476,000	1,427,045
Cheng Uei Precision Industry Co. Ltd.	131,000	266,203
Chia Hsin Cement Corp.	359,000	172,181
Chicony Electronics Co. Ltd.	161,000	445,548
Chin-Poon Industrial Co. Ltd.	146,000	202,995
China Airlines Ltd.[a]	835,000	339,079
China Bills Finance Corp.	367,000	150,259
China Development Financial Holding Corp.[a]	4,160,000	1,234,652
China Life Insurance Co. Ltd.[a]	583,000	592,353
China Manmade Fibers Corp.[a]	430,000	171,741
China Metal Products Co. Ltd.	117,000	176,360
China Motor Co. Ltd.	142,000	131,701
China Petrochemical Development Corp.	581,900	304,370
China Steel Chemical Corp.	53,000	271,908
China Steel Corp.	3,614,000	3,074,074
China Synthetic Rubber Corp.	157,000	165,553
Chinatrust Financial Holding Co. Ltd.	3,863,089	2,472,532

Security	Shares	Value

Chipbond Technology Corp.	176,000	$471,176
Chong Hong Construction Co.	45,000	168,449
Chroma ATE Inc.	108,000	223,797
Chung Hung Steel Corp.[a]	601,000	173,752
Chunghwa Telecom Co. Ltd.	1,186,000	3,785,528
Clevo Co.	172,175	321,677
CMC Magnetics Corp.[a]	988,000	188,552
Compal Communications Inc.[a]	120,000	161,832
Compal Electronics Inc.	1,348,000	831,237
Compeq Manufacturing Co. Ltd.	404,000	180,936
Continental Holdings Corp.	441,000	170,976
Coretronic Corp.	245,000	219,452
Coxon Precise Industrial Co. Ltd.	65,000	144,034
CSBC Corp. Taiwan	235,000	154,337
CTCI Corp.	175,000	361,464
Cyberlink Corp.	45,000	151,905
CyberTAN Technology Inc.	217,000	176,603
D-Link Corp.	290,000	173,011
Delta Electronics Inc.	583,000	2,805,882
Depo Auto Parts Ind Co. Ltd.	46,000	128,068
Dynapack International Technology Corp.	47,000	157,086
E Ink Holdings Inc.	293,000	210,055
E.Sun Financial Holding Co. Ltd.	1,311,000	810,612
Eclat Textile Co. Ltd.	54,000	388,937
Elan Microelectronics Corp.	124,000	319,118
Elite Material Co. Ltd.	169,000	159,002
Elite Semiconductor Memory Technology Inc.[a]	125,000	194,477
Entire Technology Co. Ltd.	103,000	115,152
Epistar Corp.	277,000	548,075
Eternal Chemical Co. Ltd.	252,000	191,190
EVA Airways Corp.[a]	516,000	319,051
Evergreen International Storage & Transport Corp.	247,000	164,281
Evergreen Marine Corp. Ltd.[a]	613,000	343,173
Everlight Chemical Industrial Corp.	334,000	231,076
Everlight Electronics Co. Ltd.	137,000	255,501
Far Eastern Department Stores Co. Ltd.	316,000	300,475
Far Eastern International Bank Ltd.	536,000	223,930
Far Eastern New Century Corp.	970,000	1,035,812
Far EasTone Telecommunications Co. Ltd.	489,000	1,168,566
Faraday Technology Corp.	139,000	158,884
Farglory Land Development Co. Ltd.	94,000	178,135
Federal Corp.	199,000	156,965
Feng Hsin Iron & Steel Co. Ltd.	108,000	208,997
Feng Tay Enterprise Co. Ltd.	74,000	121,685
Firich Enterprises Co. Ltd.	81,000	141,317
First Financial Holding Co. Ltd.	2,065,000	1,252,665
FLEXium Interconnect Inc.	63,000	233,723
Forhouse Corp.	249,000	126,497
Formosa Chemicals & Fibre Corp.	1,020,000	2,406,818
Formosa Epitaxy Inc.[a]	174,000	122,998
Formosa Petrochemical Corp.	363,000	947,537
Formosa Plastics Corp.	1,290,000	2,996,491
Formosa Taffeta Co. Ltd.	160,000	149,733
Formosan Rubber Group Inc.	244,000	195,722
Foxconn Technology Co. Ltd.	253,000	684,926
Fubon Financial Holding Co. Ltd.	1,793,000	2,379,081
G Tech Optoelectronics Corp.	63,000	129,074
Gemtek Technology Corp.	138,000	166,965
Genius Electronic Optical Co. Ltd.	16,714	115,635
Getac Technology Corp.	182,000	99,151
Giant Manufacturing Co. Ltd.	87,000	607,721
Gigabyte Technology Co. Ltd.	179,000	173,496
Gigastorage Corp.	174,000	126,487

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Gintech Energy Corp.[a]	146,000	$156,150
Global Mixed Mode Technology Inc.	40,000	121,257
Global Unichip Corp.	39,000	128,914
Gloria Material Technology Corp.	203,000	152,657
Goldsun Development & Construction Co. Ltd.	446,000	187,076
Grand Pacific Petrochemical Corp.	379,000	220,408
Grape King Inc.	46,000	162,199
Great Wall Enterprise Co. Ltd.	156,000	136,083
Greatek Electronics Inc.	103,000	89,161
HannsTouch Solution Inc.[a]	321,000	131,962
Hermes Microvision Inc.	10,000	326,537
Hey Song Corp.	102,000	138,068
Highwealth Construction Corp.	86,400	192,321
Hiwin Technologies Corp.	60,000	383,021
Ho Tung Chemical Corp.[a]	423,000	195,100
Holy Stone Enterprise Co. Ltd.	188,000	191,016
Hon Hai Precision Industry Co. Ltd.	3,238,000	8,300,622
Hotai Motor Co. Ltd.	75,000	871,073
HTC Corp.	231,000	2,134,743
Hua Nan Financial Holdings Co. Ltd.	1,664,000	976,043
Huaku Development Co. Ltd.	87,000	264,896
Huang Hsiang Construction Co.	31,000	81,437
Hung Poo Real Estate Development Corp.	123,000	127,851
Hung Sheng Construction Co. Ltd.	198,000	180,000
ICP Electronics Inc.	87,200	112,352
Innolux Corp.[a]	2,221,000	1,499,472
International Games System Co. Ltd.	45,000	129,646
Inventec Corp.	738,000	357,654
ITEQ Corp.	126,000	145,709
Jih Sun Financial Holdings Co. Ltd.	370,000	120,448
Kee Tai Properties Co. Ltd.	191,000	147,144
Kenda Rubber Industrial Co. Ltd.	150,000	315,842
Kerry TJ Logistics Co. Ltd.	104,000	135,735
Kindom Construction Co.	145,000	161,380
King Slide Works Co. Ltd.	20,000	175,468
King Yuan Electronics Co. Ltd.	359,000	274,769
King’s Town Bank[a]	219,000	199,457
King’s Town Construction Co. Ltd.	90,000	92,196
Kinpo Electronics Inc.	613,000	169,640
Kinsus Interconnect Technology Corp.	83,000	299,599
Kuoyang Construction Co. Ltd.	228,000	155,455
Largan Precision Co. Ltd.	33,000	1,073,162
LCY Chemical Corp.	171,000	219,465
Lealea Enterprise Co. Ltd.	357,000	129,460
Lien Hwa Industrial Corp.	160,000	104,813
Lite-On Technology Corp.	657,000	1,050,717
Long Bon International Co. Ltd.[a]	151,000	110,272
Macronix International Co. Ltd.	1,235,000	303,384
Makalot Industrial Co. Ltd.	47,000	219,920
Masterlink Securities Corp.	431,000	151,253
MediaTek Inc.	386,000	4,799,198
Medigen Biotechnology Corp.[a]	32,000	184,492
Mega Financial Holding Co. Ltd.	2,586,000	2,082,975
Mercuries & Associates Ltd.	104,000	85,160
Merida Industry Co. Ltd.	65,000	417,112
Merry Electronics Co. Ltd.	68,000	141,818
Micro-Star International Co. Ltd.	281,000	147,919
Microbio Co. Ltd.	113,000	136,718
MIN AIK Technology Co. Ltd.	64,000	185,241
MiTAC International Corp.	432,000	150,160
Motech Industries Inc.[a]	122,000	174,926
MStar Semiconductor Inc.	65,000	545,287
Nan Kang Rubber Tire Co. Ltd.	183,000	218,658

Security	Shares	Value

Nan Ya Plastics Corp.	1,527,000	$3,123,409
Nan Ya Printed Circuit Board Corp.	89,000	126,123
National Petroleum Co. Ltd.	83,000	81,003
Neo Solar Power Corp.[a]	194,000	165,989
Novatek Microelectronics Corp. Ltd.	175,000	891,962
OptoTech Corp.	356,000	149,920
Oriental Union Chemical Corp.	202,000	198,152
Pacific Hospital Supply Co. Ltd.	64,000	213,904
Pan-International Industrial Corp.[a]	164,000	132,099
PChome Online Inc.	32,000	150,802
Pegatron Corp.[a]	521,000	945,531
Phihong Technology Co. Ltd.	157,000	120,689
Phison Electronics Corp.	43,000	367,196
Phytohealth Corp.[a]	109,000	167,945
Pixart Imaging Inc.	67,000	141,300
Pou Chen Corp.	668,000	654,158
Powertech Technology Inc.	227,000	413,486
President Chain Store Corp.	172,000	1,063,503
President Securities Corp.[a]	225,000	135,361
Prince Housing & Development Corp.	263,000	181,076
Qisda Corp.[a]	725,000	177,373
Quanta Computer Inc.	809,000	1,752,112
Radiant Opto-Electronics Corp.	138,000	525,802
Radium Life Tech Co. Ltd.	183,000	141,593
Realtek Semiconductor Corp.	150,000	381,517
Rich Development Co. Ltd.	317,000	166,870
Richtek Technology Corp.	44,000	217,647
Ritek Corp.[a]	1,185,000	248,327
Ruentex Development Co. Ltd.	203,000	394,873
Ruentex Industries Ltd.	159,000	372,523
Sampo Corp.	501,000	175,819
Sanyang Industry Co. Ltd.[a]	231,000	210,000
ScinoPharm Taiwan Ltd.	81,000	190,047
Senao International Co. Ltd.	31,000	107,236
Sercomm Corp.	114,000	156,217
Shih Wei Navigation Co. Ltd.	207,675	143,679
Shihlin Electric & Engineering Corp.	92,000	109,773
Shihlin Paper Corp.[a]	73,000	115,160
Shin Kong Financial Holding Co. Ltd.[a]	1,855,000	635,486
Shin Zu Shing Co. Ltd.	47,000	131,324
Shining Building Business Co. Ltd.[a]	125,000	106,534
Shinkong Synthetic Fibers Corp.	611,000	198,493
Shinkong Textile Co. Ltd.	95,000	123,513
Sigurd Microelectronics Corp.	197,000	183,371
Silicon Integrated Systems Corp.[a]	396,000	148,897
Siliconware Precision Industries Co. Ltd.	946,000	1,108,199
Silitech Technology Corp.	61,000	104,589
Simplo Technology Co. Ltd.	95,000	433,406
Sincere Navigation Corp.	140,000	125,167
Sino-American Silicon Products Inc.	164,000	225,281
SinoPac Financial Holdings Co. Ltd.	1,972,000	972,159
Sinyi Realty Co.	49,000	92,039
Solar Applied Materials Technology Corp.	159,000	170,053
Sonix Technology Co. Ltd.	107,000	155,565
St.Shine Optical Co. Ltd.	15,000	338,402
Standard Foods Corp.	80,000	259,626
Synnex Technology International Corp.	407,000	572,004
Ta Chen Stainless Pipe Co. Ltd.	436,000	217,126
Ta Chong Bank Ltd.[a]	417,000	145,643
Taichung Commercial Bank Co. Ltd.	531,000	194,333
Taiflex Scientific Co. Ltd.	91,000	126,524
Tainan Spinning Co. Ltd.	288,000	139,572
Taishin Financial Holdings Co. Ltd.	2,060,000	888,168

36

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Taiwan Acceptance Corp.	31,000	$79,987
Taiwan Business Bank Ltd.[a]	1,212,000	376,320
Taiwan Cement Corp.	1,013,000	1,335,657
Taiwan Cogeneration Corp.	136,000	90,682
Taiwan Cooperative Financial Holding Co. Ltd.	1,670,000	968,399
Taiwan Fertilizer Co. Ltd.	263,000	686,507
Taiwan Glass Industry Corp.	320,000	312,299
Taiwan Hon Chuan Enterprise Co. Ltd.	70,000	181,551
Taiwan Land Development Corp.[a]	532,538	204,685
Taiwan Life Insurance Co. Ltd.[a]	132,000	98,382
Taiwan Mobile Co. Ltd.	515,000	1,884,776
Taiwan PCB Techvest Co. Ltd.	98,000	133,636
Taiwan Prosperity Chemical Corp.	89,000	98,162
Taiwan Secom Co. Ltd.	63,000	151,394
Taiwan Semiconductor Manufacturing Co. Ltd.	7,917,000	28,974,315
Taiwan Surface Mounting Technology Co. Ltd.	87,000	143,934
Taiwan TEA Corp.	218,000	129,328
Taiwan-Sogo Shinkong Security Corp.	114,000	140,785
Tatung Co. Ltd.[a]	667,000	178,342
Teco Electric and Machinery Co. Ltd.	560,000	602,674
Test Research Inc.	103,000	160,765
Test-Rite International Co. Ltd.	164,000	124,699
Ton Yi Industrial Corp.	252,000	198,349
Tong Hsing Electronic Industries Ltd.	48,000	214,973
Tong Yang Industry Co. Ltd.	125,000	142,881
Topco Scientific Co. Ltd.	104,000	185,963
TPK Holding Co. Ltd.	74,000	1,476,537
Transcend Information Inc.	57,000	187,269
Tripod Technology Corp.	153,000	353,352
Tsann Kuen Enterprise Co. Ltd.	46,000	74,642
TSRC Corp.	194,000	391,631
TTY Biopharm Co. Ltd.	55,000	197,610
Tung Ho Steel Enterprise Corp.	208,000	200,909
TXC Corp.	112,000	164,332
U-Ming Marine Transport Corp.	125,000	191,135
Uni-President Enterprises Co.	1,318,000	2,607,808
Unimicron Technology Corp.	411,000	446,441
Union Bank of Taiwan[a]	274,000	105,772
Unitech Printed Circuit Board Corp.	557,000	204,779
United Microelectronics Corp.	3,911,000	1,725,441
Unity Opto Technology Co. Ltd.[a]	143,000	140,037
UPC Technology Corp.	339,000	179,584
USI Corp.	307,000	222,144
Vanguard International Semiconductor Corp.	245,000	305,022
Visual Photonics Epitaxy Co. Ltd.	120,000	159,225
Wah Lee Industrial Corp.	105,000	156,517
Walsin Lihwa Corp.[a]	1,150,000	360,528
Wan Hai Lines Ltd.[a]	361,000	197,271
Waterland Financial Holdings Co. Ltd.	433,000	146,890
Wei Chuan Foods Corp.	134,000	236,471
Win Semiconductors Corp.	197,000	248,884
Winbond Electronics Corp.[a]	927,000	294,335
Wintek Corp.[a]	594,000	299,779
Wisdom Marine Lines Co. Ltd.	88,000	115,588
Wistron Corp.	672,000	691,765
Wistron NeWeb Corp.	86,000	139,693
Wowprime Corp.	11,000	151,103
WPG Holdings Co. Ltd.	453,000	544,296
WT Microelectronics Co. Ltd.	124,000	145,468
Xxentria Technology Materials Corp.	90,000	158,824
Yageo Corp.[a]	680,000	232,955
Yang Ming Marine Transport Corp.[a]	496,000	212,193
Yem Chio Co. Ltd.	296,955	207,432

Security	Shares	Value

YFY Inc.	386,000	$183,840
Yieh Phui Enterprise Co. Ltd.	556,000	167,989
Young Fast Optoelectronics Co. Ltd.	57,000	108,209
Youngtek Electronics Corp.	54,000	127,420
Yuanta Financial Holding Co. Ltd.	2,574,000	1,428,088
Yulon Motor Co. Ltd.	260,000	434,492
YungShin Global Holding Corp.	85,000	119,034
Yungtay Engineering Co. Ltd.	114,000	251,471
Zhen Ding Technology Holding Ltd.	69,000	178,727
Zinwell Corp.	217,000	194,734

		170,589,298

THAILAND — 2.98%
Advanced Information Service PCL NVDR	340,500	2,957,936
Airports of Thailand PCL NVDR	146,800	897,044
Amata Corp. PCL NVDR	264,400	185,145
AP (Thailand) PCL NVDR	556,300	140,568
Bangchak Petroleum PCL NVDR	171,800	192,938
Bangkok Bank PCL Foreign	274,300	1,866,418
Bangkok Bank PCL NVDR	188,100	1,273,675
Bangkok Chain Hospital PCL NVDR	603,150	189,263
Bangkok Dusit Medical Services PCL NVDR	105,200	587,244
Bangkok Expressway PCL NVDR	176,300	231,476
Bangkok Land PCL NVDR	3,214,800	204,940
Bank of Ayudhya PCL NVDR	796,700	888,146
Banpu PCL NVDR	36,350	358,998
BEC World PCL NVDR	319,100	669,293
Bumrungrad Hospital PCL NVDR	130,000	356,400
Central Pattana PCL NVDR	451,000	800,702
Central Plaza Hotel PCL NVDR	212,400	247,303
Charoen Pokphand Foods PCL NVDR	936,600	897,156
CP All PCL NVDR	1,426,500	2,026,078
Delta Electronics (Thailand) PCL NVDR	204,400	246,428
Dynasty Ceramic PCL NVDR	81,500	158,154
Esso (Thailand) PCL NVDR	600,000	175,392
Glow Energy PCL NVDR	170,300	393,757
Hana Microelectronics PCL NVDR	254,700	180,877
Hemaraj Land and Development PCL NVDR	1,871,300	247,240
Home Product Center PCL NVDR	852,300	456,061
Indorama Ventures PCL NVDR	520,200	378,015
IRPC PCL NVDR	3,717,300	454,303
Jasmine International PCL NVDR	1,277,400	381,849
Kasikornbank PCL Foreign	388,800	2,504,244
Kasikornbank PCL NVDR	225,500	1,452,436
Khon Kaen Sugar Industry PCL NVDR	328,600	137,844
Kiatnakin Bank PCL NVDR	146,500	290,339
Krung Thai Bank PCL NVDR	1,181,200	866,148
LPN Development PCL NVDR	225,900	188,405
Major Cineplex Group PCL NVDR	262,700	203,045
Minor International PCL NVDR	544,100	485,242
Polyplex PCL NVDR	363,800	133,383
Pruksa Real Estate PCL NVDR	263,200	223,861
PTT Exploration & Production PCL NVDR	449,501	2,256,785
PTT Global Chemical PCL NVDR	537,900	1,292,559
PTT PCL NVDR	276,400	2,976,264
Quality Houses PCL NVDR	1,598,800	216,518
Sansiri PCL NVDR	1,597,000	212,054
Siam Cement PCL Foreign	96,900	1,485,106
Siam Cement PCL NVDR	44,500	682,015
Siam Commercial Bank PCL NVDR	571,700	3,276,299
Siam Global House PCL NVDR	232,850	194,202
Siam Makro PCL NVDR	32,000	820,215

37

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Sino-Thai Engineering & Construction PCL NVDR	324,528	$262,624
Sri Trang Agro-Industry PCL NVDR	307,200	152,205
Supalai PCL NVDR	242,300	161,667
Thai Airways International PCL NVDR	239,500	265,012
Thai Oil PCL NVDR	272,100	575,207
Thai Tap Water Supply PCL NVDR	609,700	217,498
Thai Vegetable Oil PCL NVDR	227,000	155,207
Thaicom PCL NVDR	178,000	213,130
Thanachart Capital PCL NVDR	237,100	356,335
Thoresen Thai Agencies PCL NVDR[a]	309,640	184,096
Ticon Industrial Connection PCL NVDR	228,700	166,945
TISCO Financial Group PCL NVDR	150,000	245,252
TPI Polene PCL NVDR	199,300	89,529
True Corp. PCL NVDR[a]	1,749,800	641,545

		41,626,015

TURKEY — 2.16%
Akbank TAS	590,567	2,814,022
Akfen Holding ASa,b	53,997	150,807
Akmerkez Gayrimenkul Yatirim Ortakligi AS	10,039	98,185
Aksa Akrilik Kimya Sanayii AS	48,771	172,604
Albaraka Turk Katilim Bankasi ASa,b	170,521	197,223
Anadolu Efes Biracilik ve Malt Sanayii AS	68,446	981,344
Arcelik AS	79,456	601,362
Asya Katilim Bankasi ASa	228,289	236,052
BIM Birlesik Magazalar AS	34,658	1,634,811
Bizim Toptan Satis Magazalari AS	10,303	176,824
Cimsa Cimento Sanayi ve TAS	26,322	185,890
Coca-Cola Icecek AS	21,876	667,520
Dogan Sirketler Grubu Holding ASa	315,448	178,219
Dogan Yayin Holding ASa	268,564	120,240
Dogus Otomotiv Servis ve TAS	26,184	161,888
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	217,674	358,497
Enka Insaat ve Sanayi AS	136,204	435,574
Eregli Demir ve Celik Fabrikalari TAS	483,634	577,412
Ford Otomotiv Sanayi AS	24,400	370,643
Haci Omer Sabanci Holding AS	266,969	1,707,509
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa	44,819	108,930
Is Gayrimenkul Yatirim Ortakligi AS	229,373	189,494
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	322,656	278,596
KOC Holding AS	217,291	1,233,423
Koza Altin Isletmeleri AS	14,988	263,620
Koza Anadolu Metal Madencilik Isletmeleri ASa	85,434	187,607
Sekerbank TAS[a]	171,405	169,925
Selcuk Ecza Deposu Ticaret ve Sanayi AS	89,497	103,512
TAV Havalimanlari Holding ASa	62,586	395,291
Tofas Turk Otomobil Fabrikasi AS	44,894	336,191
Trakya Cam Sanayii AS	132,520	216,841
Turk Hava Yollari AO	167,885	778,488
Turk Telekomunikasyon AS	156,962	607,368
Turkcell Iletisim Hizmetleri ASa	252,294	1,553,137
Turkiye Garanti Bankasi AS	755,554	3,906,233
Turkiye Halk Bankasi AS	205,345	2,199,890
Turkiye Is Bankasi AS Class C	525,842	1,950,677
Turkiye Petrol Rafinerileri AS	42,041	1,122,617
Turkiye Sinai Kalkinma Bankasi AS	236,722	328,045
Turkiye Sise ve Cam Fabrikalari AS	172,759	292,812
Turkiye Vakiflar Bankasi TAO Class D	256,886	816,033
Yapi Kredi Sigorta ASa	16,606	157,988
Yapi ve Kredi Bankasi AS	302,333	902,390

Security	Shares	Value

Yazicilar Holding AS	18,229	$264,273

		30,190,007

TOTAL COMMON STOCKS
(Cost: $1,325,473,324)		1,295,902,427

PREFERRED STOCKS — 6.43%

BRAZIL — 5.29%
AES Tiete SA	31,100	339,066
Banco ABC Brasil SA	21,821	151,336
Banco Bradesco SA	666,670	10,732,119
Banco Daycoval SA	26,800	126,928
Banco do Estado do Rio Grande do Sul SA Class B	58,200	458,766
Banco Industrial e Comercial SA	37,000	91,956
Banco Panamericano SA	50,500	152,977
Banco Pine SA	19,200	124,156
Bradespar SA	73,300	758,246
Braskem SA Class A	52,400	410,590
Centrais Eletricas Brasileiras SA Class B	72,600	340,778
Centrais Eletricas Santa Catarina SA	8,800	90,783
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	39,300	1,912,709
Companhia de Bebidas das Americas	220,300	8,465,727
Companhia de Ferro Ligas da Bahia - Ferbasa	23,900	154,660
Companhia Energetica de Minas Gerais	172,546	1,751,714
Companhia Energetica de Sao Paulo Class B	52,100	512,559
Companhia Energetica do Ceara Class A	6,500	134,417
Companhia Paranaense de Energia Class B	31,000	477,527
Contax Participacoes SA	70,600	149,639
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	37,200	132,399
Eucatex SA Industria e Comercio	31,100	102,084
Gerdau SA	278,300	1,703,039
GOL Linhas Aereas Inteligentes SA	36,600	159,783
Itau Unibanco Holding SA	806,880	12,258,991
Itausa - Investimentos Itau SA	902,490	3,986,521
Klabin SA	151,600	922,019
Lojas Americanas SA	128,700	1,041,042
Marcopolo SA	76,200	496,673
Metalurgica Gerdau SA	89,800	699,013
Oi SA	240,100	446,975
Petroleo Brasileiro SA	1,339,700	12,595,712
Randon SA Implementos e Participacoes	46,200	280,551
Saraiva Livreiros Editores SA	9,800	158,083
Suzano Papel e Celulose SA Class A	96,700	350,969
Telefonica Brasil SA	94,200	2,327,889
Usinas Siderurgicas de Minas Gerais SA Class A	125,200	522,511
Vale SA Class A	622,900	8,368,425

		73,889,332

CHILE — 0.15%
Embotelladora Andina SA Class B	80,438	511,749
Sociedad Quimica y Minera de Chile SA Series B	32,469	1,515,979

		2,027,728

COLOMBIA — 0.22%
Banco Davivienda SA	28,508	380,087
Bancolombia SA	104,340	1,529,912
Grupo Argos SA	31,932	336,109
Grupo Aval Acciones y Valores SA	484,325	355,077

38

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Grupo de Inversiones Suramericana SA	22,044	$457,133

		3,058,318

RUSSIA — 0.22%
AK Transneft OAO	490	1,033,356
Sberbank of Russia	317,000	720,629
Surgutneftegas OJSC	2,194,500	1,336,026

		3,090,011

SOUTH AFRICA — 0.01%
Allied Electronics Corp. Ltd.	81,214	157,427

		157,427

SOUTH KOREA — 0.54%
Daishin Securities Co. Ltd.	17,620	104,344
Hyundai Motor Co. Ltd.	6,703	548,843
Hyundai Motor Co. Ltd. Series 2	11,408	939,138
LG Chem Ltd.	2,362	257,171
Samsung Electronics Co. Ltd.	6,574	5,761,051

		7,610,547

TOTAL PREFERRED STOCKS
(Cost: $95,767,272)		89,833,363

RIGHTS — 0.01%

BRAZIL — 0.00%
CETIP SA - Mercados Organizados[a]	38	5
Itausa - Investimentos Itau SA Preferred[a]	20,399	25,923

		25,928

CHILE — 0.00%
Empresas CMPC SAa	20,611	6,766
Masisa SAa	142,089	1,400

		8,166

CHINA — 0.01%
PICC Property and Casualty Co. Ltd. Class Ha	88,880	43,394

		43,394

MALAYSIA — 0.00%
Multi-Purpose Holdings Bhd[a]	113,900	22,787

		22,787

THAILAND — 0.00%
TISCO Financial Group PCL NVDR[a]	11,350	9,560

		9,560

TOTAL RIGHTS
(Cost: $0)		109,835

Security	Shares	Value

WARRANTS — 0.00%

THAILAND — 0.00%
Bangkok Land PCL NVDR (Expires 6/22/18)[a]	800,639	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	16,925,033	16,925,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	1,234,645	1,234,645

		18,159,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,159,678)		18,159,678

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $1,439,400,274)		1,404,005,303
Other Assets, Less Liabilities — (0.60)%		(8,440,585)

NET ASSETS — 100.00%		$1,395,564,718

CPO	— Certificates of Participation (Ordinary)
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares
SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

39

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2013

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
104	MSCI Emerging Markets E-Mini (Jun. 2013)	NYSE Liffe	$5,142,280	$(171,258)

See accompanying notes to schedules of investments.

40

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 92.17%

BRAZIL — 5.93%
ALL - America Latina Logistica SA	5,101,400	$25,476,500
Anhanguera Educacional Participacoes SA	3,928,100	24,737,700
Arteris SA	1,355,500	13,252,761
Banco Bradesco SA	6,782,440	113,541,585
Banco do Brasil SA	6,524,374	77,709,362
Banco Santander (Brasil) SA Units	8,431,580	60,215,687
BB Seguridade Participacoes SAa	6,376,300	55,225,088
BM&F Bovespa SA	20,522,400	135,208,891
BR Malls Participacoes SA	4,659,900	48,072,871
BR Properties SA	1,831,000	18,039,113
BRF - Brasil Foods SA	7,362,785	172,352,455
CCR SA	10,233,900	93,770,559
Centrais Eletricas Brasileiras SA	2,969,137	7,880,385
CETIP SA - Mercados Organizados	2,226,403	24,273,227
Cielo SA	4,070,462	104,980,146
Companhia de Bebidas das Americas	1,488,500	57,270,134
Companhia de Saneamento Basico do Estado de Sao Paulo	4,369,924	55,081,268
Companhia de Saneamento de Minas Gerais SA	403,900	8,428,196
Companhia Hering SA	1,516,700	27,374,637
Companhia Siderurgica Nacional SA	8,216,628	25,468,060
Cosan SA Industria e Comercio	1,391,900	30,872,369
CPFL Energia SA	2,448,436	25,844,315
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,411,100	27,192,188
Duratex SA	3,674,778	25,503,137
EcoRodovias Infraestrutura e Logistica SA	2,121,300	16,860,582
EDP Energias do Brasil SA	3,036,100	18,009,737
Embraer SA	6,335,300	58,048,703
Fibria Celulose SAa	2,887,361	31,817,769
Hypermarcas SA	3,536,900	28,360,878
JBS SA	5,697,965	18,703,315
Kroton Educacional SA	1,731,900	25,541,373
Localiza Rent A Car SA	1,393,787	21,515,777
Lojas Americanas SA	1,058,700	7,923,309
Lojas Renner SA	1,383,800	48,342,642
M Dias Branco SA	6,900	304,175
MPX Energia SAa	1,079,100	4,807,132
MRV Engenharia e Participacoes SA	3,249,400	10,132,710
Multiplan Empreendimentos Imobiliarios SA	749,200	19,670,211
Multiplus SA	413,400	7,114,384
Natura Cosmeticos SA	1,999,600	47,557,953
Odontoprev SA	3,644,800	17,176,732
OGX Petroleo e Gas Participacoes SAa	14,430,400	9,338,094
Petroleo Brasileiro SA	32,986,074	293,426,097
Porto Seguro SA	994,000	12,291,285
Qualicorp SAa	1,689,900	15,056,200
Raia Drogasil SA	1,952,800	21,043,044
Souza Cruz SA	4,288,700	58,461,705
Sul America SA Units	1,527,765	9,922,181
TIM Participacoes SA	9,832,276	37,576,164
Totvs SA	1,271,400	22,506,084
Tractebel Energia SA	1,679,400	29,098,417
Transmissora Alianca de Energia Eletrica SA	20,400	221,932
Ultrapar Participacoes SA	3,645,000	92,297,953
Vale SA	14,588,248	208,300,932
WEG SA	2,158,400	28,663,285

		2,477,861,389

Security	Shares	Value

CHILE — 1.67%
AES Gener SA	24,498,691	$16,736,521
Aguas Andinas SA Series A	26,583,207	19,708,515
Banco de Chile	246,188,526	36,331,787
Banco de Chile Series Ta	10,699,024	1,578,931
Banco de Credito e Inversiones	337,647	20,426,494
Banco Santander (Chile) SA	735,722,930	45,227,661
CAP SA	844,121	21,008,370
Cencosud SA	12,960,572	68,752,798
Colbun SA	71,606,584	20,346,364
Compania Cervecerias Unidas SA	1,242,481	16,682,683
CorpBanca SA	1,443,362,558	17,176,419
E.CL SA	6,705,582	12,449,502
Empresa Nacional de Electricidad SA	37,616,490	60,359,628
Empresa Nacional de Telecomunicaciones SA	1,317,807	24,274,934
Empresas CMPC SA	11,201,961	36,883,028
Empresas Copec SA	4,809,105	64,136,166
Enersis SA	225,994,239	76,486,877
LATAM Airlines Group SA	2,968,436	53,278,493
S.A.C.I. Falabella SA	6,842,541	78,652,227
Vina Concha y Toro SA	3,246,381	6,460,129

		696,957,527
CHINA — 18.44%
Agile Property Holdings Ltd.	17,460,000	21,142,371
Agricultural Bank of China Ltd. Class H	236,317,000	110,809,744
Air China Ltd. Class H	20,168,000	16,679,363
Aluminum Corp. of China Ltd. Class Ha,b	37,822,000	15,396,187
Anhui Conch Cement Co. Ltd. Class H	14,419,500	47,087,948
Anta Sports Products Ltd.[b]	9,847,402	9,133,469
AviChina Industry & Technology Co. Ltd. Class H	20,428,000	10,973,458
Bank of China Ltd. Class H	847,777,000	401,893,564
Bank of Communications Co. Ltd. Class H	91,043,600	69,782,736
BBMG Corp. Class H	11,609,500	8,434,789
Beijing Capital International Airport Co. Ltd. Class H	29,950,000	20,448,163
Beijing Enterprises Holdings Ltd.[b]	6,749,000	55,250,547
Belle International Holdings Ltd.[b]	49,261,000	76,022,412
Bosideng International Holdings Ltd.[b]	22,904,000	6,137,002
Brilliance China Automotive Holdings Ltd.[a]	25,050,000	28,848,740
BYD Co. Ltd. Class Ha,b	4,204,500	18,496,377
China Agri-Industries Holdings Ltd.[b]	31,743,600	15,620,723
China BlueChemical Ltd. Class H	10,420,000	6,469,882
China CITIC Bank Corp. Ltd. Class H	82,863,800	44,726,042
China Coal Energy Co. Class H	44,651,000	29,104,712
China Communications Construction Co. Ltd. Class H	49,924,000	46,947,648
China Communications Services Corp. Ltd. Class H	13,092,000	8,601,175
China Construction Bank Corp. Class H	808,318,760	656,001,467
China COSCO Holdings Co. Ltd. Class Ha,b	28,798,500	12,427,858
China Everbright International Ltd.	618,000	499,954
China Everbright Ltd.[b]	18,092,000	29,272,366
China Gas Holdings Ltd.	37,270,000	37,304,568
China International Marine Containers (Group) Co. Ltd. Class Ha	991,000	1,725,965
China Life Insurance Co. Ltd. Class H	85,578,000	221,033,506
China Longyuan Power Group Corp. Ltd. Class H	20,851,000	20,816,619
China Mengniu Dairy Co. Ltd.	15,543,000	54,160,631
China Merchants Bank Co. Ltd. Class H	44,473,042	89,830,641
China Merchants Holdings (International) Co. Ltd.	12,500,000	41,544,288
China Minsheng Banking Corp. Ltd. Class H	59,027,200	72,312,654
China Mobile Ltd.	67,564,000	717,608,569
China National Building Material Co. Ltd. Class Hb	32,234,000	34,381,605
China Oilfield Services Ltd. Class H	15,696,000	33,200,433

41

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

China Overseas Grand Oceans Group Ltd.	192,000	$280,971
China Overseas Land & Investment Ltd.	48,774,960	145,455,290
China Pacific Insurance (Group) Co. Ltd. Class H	27,809,200	94,037,139
China Petroleum & Chemical Corp. Class H	213,440,000	220,511,774
China Railway Construction Corp. Ltd. Class Hb	21,292,500	21,175,104
China Railway Group Ltd. Class H	40,409,000	21,082,142
China Resources Cement Holdings Ltd.[b]	24,206,000	12,784,640
China Resources Enterprise Ltd.[b]	15,610,000	50,975,614
China Resources Gas Group Ltd.[b]	9,218,000	24,105,400
China Resources Land Ltd.[b]	25,740,000	79,082,161
China Resources Power Holdings Co. Ltd.[b]	22,218,999	58,532,814
China Shanshui Cement Group Ltd.	21,162,000	10,986,095
China Shenhua Energy Co. Ltd. Class H	38,243,000	125,378,001
China Shipping Container Lines Co. Ltd. Class Ha,b	43,760,000	11,217,911
China Southern Airlines Co. Ltd. Class H	13,442,000	6,199,098
China State Construction International Holdings Ltd.	16,440,000	26,472,407
China Taiping Insurance Holdings Co. Ltd.[a]	7,524,000	13,375,483
China Telecom Corp. Ltd. Class H	146,982,000	70,435,029
China Unicom (Hong Kong) Ltd.	56,448,000	77,515,288
China Vanke Co. Ltd. Class B	9,662,294	19,417,193
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	26,173,000	13,317,791
CITIC Pacific Ltd.[b]	15,697,000	18,582,912
CITIC Securities Co. Ltd. Class H	11,888,500	26,035,000
CNOOC Ltd.	200,230,000	353,887,206
COSCO Pacific Ltd.	16,408,000	24,095,842
Country Garden Holdings Co. Ltd.	47,126,381	27,075,753
CSR Corp Ltd. Class H	20,196,000	14,621,209
Dah Chong Hong Holdings Ltd.[b]	9,343,000	8,436,960
Daphne International Holdings Ltd.[b]	10,154,000	9,221,634
Datang International Power Generation Co. Ltd. Class H	29,946,000	12,344,412
Dongfeng Motor Group Co. Ltd. Class H	29,322,000	46,233,483
ENN Energy Holdings Ltd.	9,226,000	51,996,380
Evergrande Real Estate Group Ltd.[b]	71,082,388	28,569,208
Far East Horizon Ltd.	13,625,000	9,267,275
Fosun International Ltd.	13,856,000	11,655,547
Franshion Properties (China) Ltd.[b]	26,622,000	9,808,177
GCL-Poly Energy Holdings Ltd.[b]	88,738,000	20,804,756
Geely Automobile Holdings Ltd.[b]	44,075,000	21,859,220
Golden Eagle Retail Group Ltd.[b]	6,988,000	11,126,356
GOME Electrical Appliances Holdings Ltd.[a,b]	106,759,200	11,002,133
Great Wall Motor Co. Ltd. Class H	11,279,000	53,977,283
Greentown China Holdings Ltd.[a]	2,386,500	4,248,651
Guangdong Investment Ltd.[b]	32,692,110	28,679,506
Guangzhou Automobile Group Co. Ltd. Class H	26,618,742	28,392,228
Guangzhou R&F Properties Co. Ltd. Class H	13,097,600	24,397,292
Haier Electronics Group Co. Ltd.[a]	9,332,000	16,589,581
Haitong Securities Co. Ltd. Class Ha	10,181,200	15,371,215
Hengan International Group Co. Ltd.[b]	8,105,500	89,901,009
Huaneng Power International Inc. Class H	43,388,000	44,601,979
Industrial and Commercial Bank of China Ltd. Class H	801,601,085	564,842,317
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,226,952	26,103,398
Intime Department Store Group Co. Ltd.	10,883,000	11,341,716
Jiangsu Expressway Co. Ltd. Class H	11,048,000	13,449,219
Jiangxi Copper Co. Ltd. Class H	16,883,000	32,840,380
Kingboard Chemical Holdings Co. Ltd.	6,415,600	13,801,788
Kunlun Energy Co. Ltd.	34,648,000	66,503,736
Lee & Man Paper Manufacturing Ltd.	13,675,000	9,213,203
Lenovo Group Ltd.	71,142,000	73,224,169
Longfor Properties Co. Ltd.[b]	18,243,500	31,021,564
New China Life Insurance Co. Ltd. Class Hb	2,130,100	7,326,438
Nine Dragons Paper (Holdings) Ltd.[b]	18,338,000	14,102,883
Parkson Retail Group Ltd.[b]	9,773,500	4,469,512
People’s Insurance Co. Group of China Ltd. Class Ha,b	26,844,000	13,347,998

Security	Shares	Value

PetroChina Co. Ltd. Class H	240,588,000	$280,171,526
PICC Property and Casualty Co. Ltd. Class H	33,493,200	39,564,673
Ping An Insurance (Group) Co. of China Ltd. Class H	20,950,000	155,988,818
Poly Property Group Co. Ltd.[a]	24,770,458	16,784,228
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,792,000	17,251,548
Shanghai Electric Group Co. Ltd. Class H	22,216,000	8,270,758
Shanghai Industrial Holdings Ltd.	7,510,000	23,073,311
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,625,400	10,971,371
Shenzhou International Group Holdings Ltd.	114,000	388,429
Shimao Property Holdings Ltd.	18,004,000	39,149,214
Shougang Fushan Resources Group Ltd.[b]	24,078,000	9,708,371
Shui On Land Ltd.	75,322,100	26,586,097
Sihuan Pharmaceutical Holdings Group Ltd.[b]	17,999,000	10,990,269
Sino Biopharmaceutical Ltd.	3,500,000	2,453,386
Sino-Ocean Land Holdings Ltd.[b]	54,315,000	33,234,947
Sinopec Shanghai Petrochemical Co. Ltd. Class H	36,114,000	13,258,734
Sinopharm Group Co. Ltd. Class H	10,246,800	27,719,740
SOHO China Ltd.[b]	32,568,000	27,605,689
Sun Art Retail Group Ltd.[b]	22,514,000	31,960,669
Tencent Holdings Ltd.	11,527,000	457,052,945
Tingyi (Cayman Islands) Holding Corp.[b]	21,340,000	54,925,182
Tsingtao Brewery Co. Ltd. Class Hb	4,146,000	28,867,329
Uni-President China Holdings Ltd.[b]	6,611,000	7,341,014
Want Want China Holdings Ltd.[b]	69,770,000	103,179,214
Weichai Power Co. Ltd. Class H	4,373,200	16,168,243
Wumart Stores Inc. Class H	2,550,750	5,204,808
Yantai Changyu Pioneer Wine Co. Ltd. Class B	60,000	344,180
Yanzhou Coal Mining Co. Ltd. Class Hb	21,954,800	22,512,522
Yingde Gases Group Co. Ltd.	10,333,000	11,181,172
Yuexiu Property Co. Ltd.	58,452,000	17,393,739
Zhaojin Mining Industry Co. Ltd. Class H	11,234,000	11,143,118
Zhejiang Expressway Co. Ltd. Class H	31,360,000	27,793,683
Zhongsheng Group Holdings Ltd.[b]	6,463,500	8,143,071
Zhuzhou CSR Times Electric Co. Ltd. Class H	5,320,000	16,721,801
Zijin Mining Group Co. Ltd. Class Hb	72,956,000	20,300,015
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	12,199,840	11,771,114
ZTE Corp. Class Ha,b	7,101,200	11,507,845

		7,703,518,822
COLOMBIA — 0.82%
Almacenes Exito SA	2,125,994	34,468,357
Bancolombia SA	287,870	4,145,593
Bancolombia SA SP ADR	606,191	35,098,459
Cementos Argos SA	3,922,581	16,022,272
Cemex Latam Holdings SAa	294,588	2,091,859
Corporacion Financiera Colombiana SA NVS[a]	26,530	490,144
Corporacion Financiera Colombiana SA	942,907	18,042,429
Ecopetrol SA	58,813,011	125,658,297
Grupo Argos SA	2,707,612	28,584,760
Grupo de Inversiones Suramericana SA	2,593,456	52,694,854
Interconexion Electrica SA ESP	3,488,766	14,506,076
Isagen SA ESP	8,248,741	11,317,397

		343,120,497
CZECH REPUBLIC — 0.26%
CEZ AS	2,187,772	60,611,832
Komercni Banka AS	216,913	41,021,282
Telefonica O2 Czech Republic AS	388,254	5,651,028

		107,284,142

42

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

EGYPT — 0.15%
Orascom Telecom Holding SAE SP GDR[a,c]	19,498,583	$63,565,381

		63,565,381
HUNGARY — 0.24%
Magyar Telekom Telecommunications PLC	3,924,069	6,212,617
MOL Hungarian Oil and Gas PLC	565,660	41,165,951
OTP Bank PLC	2,452,161	52,550,206

		99,928,774
INDIA — 6.73%
ACC Ltd.	567,359	12,241,635
Adani Enterprises Ltd.	2,173,556	8,146,265
Adani Ports and Special Economic Zone Ltd.	4,117,553	11,083,897
Aditya Birla Nuvo Ltd.	303,663	5,696,403
Ambuja Cements Ltd.	6,374,431	20,578,516
Apollo Hospitals Enterprise Ltd.	335,437	5,984,241
Asian Paints Ltd.	313,677	27,006,154
Axis Bank Ltd.	3,177,336	80,469,824
Bajaj Auto Ltd.	875,118	28,204,874
Bank of Baroda	843,460	9,730,738
Bank of India	1,245,946	6,347,189
Bharat Heavy Electricals Ltd.	5,869,937	20,841,212
Bharat Petroleum Corp. Ltd.	1,894,501	12,639,510
Bharti Airtel Ltd.	6,551,655	35,022,966
Cairn (India) Ltd.	5,230,013	26,439,412
Canara Bank Ltd.	964,926	7,038,143
Cipla Ltd.	3,667,979	24,062,488
Coal India Ltd.	5,967,124	34,301,587
Dabur India Ltd.	3,420,032	9,466,620
Divi’s Laboratories Ltd.	401,965	6,956,909
DLF Ltd.	4,478,967	15,438,698
Dr. Reddy’s Laboratories Ltd.	1,142,559	42,316,251
GAIL (India) Ltd.	3,830,319	20,753,636
GlaxoSmithKline Consumer Healthcare Ltd.	6,244	642,872
Godrej Consumer Products Ltd.	1,143,881	17,520,203
HCL Technologies Ltd.	2,335,015	30,791,111
HDFC Bank Ltd.	17,183,725	213,104,353
Hero Motocorp Ltd.	618,363	19,008,491
Hindalco Industries Ltd.	10,366,080	18,792,362
Hindustan Unilever Ltd.	9,445,858	99,082,427
Housing Development Finance Corp. Ltd.	16,251,690	256,111,213
ICICI Bank Ltd.	4,779,160	97,677,282
Idea Cellular Ltd.[a]	7,599,924	17,632,469
Infosys Ltd.	4,863,550	207,655,546
Infrastructure Development Finance Co. Ltd.	11,492,070	29,439,719
ITC Ltd.	24,272,565	146,060,810
Jaiprakash Associates Ltd.	10,118,120	11,759,840
Jindal Steel & Power Ltd.	3,899,690	19,638,255
JSW Steel Ltd.	742,897	8,996,044
Kotak Mahindra Bank Ltd.	3,241,206	44,927,011
Larsen & Toubro Ltd.	2,332,552	57,844,069
LIC Housing Finance Ltd.	3,506,413	15,885,476
Lupin Ltd.	1,551,492	20,262,648
Mahindra & Mahindra Ltd.	3,337,286	57,165,461
NTPC Ltd.	11,213,149	30,611,093
Oil & Natural Gas Corp. Ltd.	8,500,639	49,346,898
Oil India Ltd.	65,000	684,235
Piramal Enterprises Ltd.	378,531	3,588,288
Power Finance Corp. Ltd.	3,035,922	9,838,462

Security	Shares	Value

Power Grid Corp. of India Ltd.	11,185,945	$22,437,241
Ranbaxy Laboratories Ltd.[a]	1,249,055	8,300,129
Reliance Capital Ltd.	1,074,561	6,212,231
Reliance Communications Ltd.	4,525,645	8,524,894
Reliance Industries Ltd.	14,519,627	207,261,667
Reliance Infrastructure Ltd.	950,323	6,079,476
Reliance Power Ltd.[a]	5,519,125	6,727,304
Rural Electrification Corp. Ltd.	2,996,229	11,728,180
Satyam Computer Services Ltd.[a]	7,245,154	14,173,489
Sesa Goa Ltd.	3,551,265	10,304,547
Shriram Transport Finance Co. Ltd.	1,376,833	19,881,629
Siemens Ltd.	598,001	6,304,498
State Bank of India	1,502,582	54,446,485
Sterlite Industries (India) Ltd.	14,489,930	24,010,931
Sun Pharmaceuticals Industries Ltd.	3,352,916	61,977,155
Tata Communications Ltd. SP ADR[b]	2,690,460	19,209,884
Tata Consultancy Services Ltd.	5,306,210	140,764,634
Tata Motors Ltd.	8,633,772	47,888,125
Tata Power Co. Ltd.	10,061,645	15,924,778
Tata Steel Ltd.	3,293,196	17,009,647
Titan Industries Ltd.	2,392,003	12,431,132
Ultratech Cement Ltd.	628,940	20,914,190
Unitech Ltd.[a]	14,451,250	6,063,462
United Breweries Ltd.	713,802	9,671,110
United Spirits Ltd.	948,960	40,564,113
Wipro Ltd.	6,286,151	36,463,793
Wipro Ltd. SP ADR	39,842	303,998
Wockhardt Ltd.[a]	101,405	2,196,136
Zee Entertainment Enterprises Ltd.	5,092,533	20,384,557

		2,812,993,221
INDONESIA — 3.05%
PT Adaro Energy Tbk	124,624,500	11,832,648
PT Astra Agro Lestari Tbk	4,602,000	9,161,715
PT Astra International Tbk	237,585,000	171,002,986
PT Bank Central Asia Tbk	153,706,760	162,416,025
PT Bank Danamon Indonesia Tbk	42,079,716	24,702,232
PT Bank Mandiri (Persero) Tbk	108,295,400	107,245,062
PT Bank Negara Indonesia (Persero) Tbk	82,910,776	41,264,934
PT Bank Rakyat Indonesia (Persero) Tbk	134,093,622	121,841,065
PT Bukit Asam (Persero) Tbk	5,985,000	7,454,518
PT Bumi Resources Tbk	181,728,500	12,245,106
PT Bumi Serpong Damai Tbk	27,382,852	5,860,106
PT Charoen Pokphand Indonesia Tbk	92,087,445	46,537,300
PT Global Mediacom Tbk	40,357,000	10,712,425
PT Gudang Garam Tbk	6,658,000	36,365,799
PT Indo Tambangraya Megah Tbk	4,049,000	12,401,225
PT Indocement Tunggal Prakarsa Tbk	11,756,500	28,506,062
PT Indofood CBP Sukses Makmur Tbk	208,055	278,256
PT Indofood Sukses Makmur Tbk	53,635,000	40,246,784
PT Indosat Tbk	4,193,060	2,226,025
PT Jasa Marga (Persero) Tbk	18,387,000	12,577,121
PT Kalbe Farma Tbk	209,089,015	30,952,432
PT Lippo Karawaci Tbk	102,504,650	18,667,864
PT Media Nusantara Citra Tbk	19,751,000	6,755,064
PT Perusahaan Gas Negara (Persero) Tbk	146,637,500	82,338,566
PT Semen Gresik (Persero) Tbk	30,157,500	55,419,602
PT Telekomunikasi Indonesia (Persero) Tbk	110,582,500	124,751,059
PT Unilever Indonesia Tbk	12,649,000	39,386,881
PT United Tractors Tbk	25,231,153	41,987,524
PT XL Axiata Tbk	20,884,000	10,660,541

		1,275,796,927

43

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

MALAYSIA — 3.82%
AirAsia Bhd	14,912,000	$15,397,999
Alliance Financial Group Bhd	8,394,300	13,462,301
AMMB Holdings Bhd	26,050,175	61,615,935
Astro Malaysia Holdings Bhd	201,500	210,018
Axiata Group Bhd	28,055,300	61,107,866
Berjaya Sports Toto Bhd	15,411,348	21,185,009
British American Tobacco (Malaysia) Bhd	1,648,400	33,797,785
Bumi Armada Bhd[a]	10,253,800	13,168,804
CIMB Group Holdings Bhd	50,325,200	134,460,360
DiGi.Com Bhd	26,746,300	40,995,458
Felda Global Ventures Holdings Bhd	12,284,500	17,481,331
Gamuda Bhd	29,758,600	46,380,780
Genting Bhd	25,253,600	82,467,387
Genting Malaysia Bhd	47,410,400	59,664,589
Genting Plantations Bhd	4,437,300	12,886,641
Hong Leong Bank Bhd	3,993,400	18,272,479
Hong Leong Financial Group Bhd	796,000	3,822,033
IHH Healthcare Bhd[a]	22,717,400	29,248,927
IJM Corp. Bhd	21,479,620	39,646,152
IOI Corp. Bhd	41,891,920	68,941,204
Kuala Lumpur Kepong Bhd	6,319,300	43,189,020
Lafarge Malaysia Bhd	4,061,300	14,153,611
Malayan Banking Bhd	44,112,400	144,906,174
Malaysia Airports Holdings Bhd	5,089,400	10,083,548
Maxis Bhd	19,299,600	42,099,160
MISC Bhd[a]	9,238,600	14,548,037
MMC Corp. Bhd	13,909,600	11,669,881
Parkson Holdings Bhd	7,909,710	9,749,949
Petronas Chemicals Group Bhd	21,293,100	45,348,325
Petronas Dagangan Bhd	1,296,300	10,457,406
Petronas Gas Bhd	4,846,000	33,213,630
PPB Group Bhd	5,650,000	24,795,095
Public Bank Bhd Foreign	8,745,800	47,581,216
RHB Capital Bhd	4,225,500	11,944,298
Sapurakencana Petroleum Bhd[a]	32,771,800	47,587,319
Sime Darby Bhd	32,204,173	97,890,710
Telekom Malaysia Bhd	11,762,100	20,837,021
Tenaga Nasional Bhd	36,246,650	97,663,610
UEM Land Holdings Bhd[a]	11,496,700	12,984,334
UMW Holdings Bhd	8,207,700	38,191,363
YTL Corp. Bhd	48,219,462	26,295,867
YTL Power International Bhd	38,493,360	18,880,254

		1,598,282,886
MEXICO — 5.33%
Alfa SAB de CV Series A	38,874,900	91,380,171
America Movil SAB de CV Series L	438,130,000	438,790,747
Arca Continental SAB de CV	5,476,136	43,089,843
Cemex SAB de CV CPO[a,b]	126,066,054	146,692,972
Coca-Cola FEMSA SAB de CV Series L	4,410,493	64,215,312
Compartamos SAB de CVb	11,860,900	19,135,479
Controladora Comercial Mexicana SAB de CV BC Units	3,804,800	13,996,685
El Puerto de Liverpool SA de CV Series C1	2,288,700	26,790,525
Fibra Uno Administracion SA de CV	11,710,744	40,488,097
Fomento Economico Mexicano SAB de CV BD Units	22,596,200	245,287,553
Genomma Lab Internacional SAB de CV Series Ba	1,033,600	2,187,931
Grupo Aeroportuario del Pacifico SAB de CV Series B	566,500	2,993,953
Grupo Aeroportuario del Sureste SAB de CV Series B	2,261,400	26,841,088
Grupo Bimbo SAB de CV Series Ab	11,048,491	32,575,467
Grupo Carso SAB de CV Series A1	2,530,141	13,237,705

Security	Shares	Value

Grupo Comercial Chedraui SA de CV	109,600	$406,516
Grupo Financiero Banorte SAB de CV Series O	21,879,356	139,403,487
Grupo Financiero Inbursa SAB de CV Series O	18,041,300	41,227,133
Grupo Financiero Santander Mexico SAB de CV Series B	17,942,026	57,626,924
Grupo Mexico SAB de CV Series B	44,360,188	146,280,941
Grupo Modelo SAB de CV Series C	8,703,098	78,249,300
Grupo Televisa SAB de CV CPO	30,711,200	160,034,825
Industrias CH SAB de CV Series Ba,b	1,607,600	11,441,823
Industrias Penoles SAB de CV	1,611,678	60,956,779
Kimberly-Clark de Mexico SAB de CV Series A	23,337,700	79,467,846
Mexichem SAB de CV	10,079,092	46,158,803
Minera Frisco SAB de CV Series A1[a]	3,272,741	12,105,723
OHL Mexico SAB de CVa	345,900	930,351
Wal-Mart de Mexico SAB de CV Series V	62,592,200	184,010,770

		2,226,004,749
MOROCCO — 0.01%
Attijariwafa Bank	50,453	1,871,998
Douja Promotion Groupe Addoha SA	148,710	919,618
Maroc Telecom SA	114,980	1,380,476

		4,172,092
PERU — 0.50%
Compania de Minas Buenaventura SA SP ADR	2,360,940	42,378,873
Credicorp Ltd.	761,879	104,849,788
Southern Copper Corp.	1,921,111	59,842,608

		207,071,269
PHILIPPINES — 1.11%
Aboitiz Equity Ventures Inc.	22,113,520	28,250,061
Aboitiz Power Corp.	5,290,864	4,474,767
Alliance Global Group Inc.	6,507,480	3,694,808
Ayala Corp.	3,199,186	47,681,267
Ayala Land Inc.	55,919,400	44,648,208
Bank of the Philippine Islands	15,251,194	36,982,432
BDO Unibank Inc.[a]	7,904,776	17,410,330
DMCI Holdings Inc.	1,198,000	1,599,884
Energy Development Corp.	4,647,900	681,736
Globe Telecom Inc.	688,005	25,228,478
International Container Terminal Services Inc.	8,478,580	18,664,108
Jollibee Foods Corp.	10,836,279	34,813,501
Metro Pacific Investments Corp.	24,549,000	3,653,021
Metropolitan Bank & Trust Co.	635,705	1,899,445
Philippine Long Distance Telephone Co.	506,145	37,095,747
San Miguel Corp.	3,453,989	7,517,553
SM Investments Corp.	2,644,816	70,015,356
SM Prime Holdings Inc.	110,957,325	51,186,843
Universal Robina Corp.	9,002,250	26,727,759

		462,225,304
POLAND — 1.56%
Alior Bank SAa	30,000	761,483
Bank Handlowy w Warszawie SA	374,243	11,262,034
Bank Millennium SAa	4,780,431	7,457,093
Bank Pekao SA	1,459,464	73,493,734
Bank Zachodni WBK SA	265,322	23,466,666
BRE Bank SAb	165,996	19,807,698
Cyfrowy Polsat SAa	2,622,715	14,410,653
ENEA SA	1,326,600	5,951,005

44

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Eurocash SA	623,954	$12,405,561
Grupa Azoty SA	132,286	3,013,995
Grupa Lotos SAa	738,950	9,617,799
Jastrzebska Spolka Weglowa SA	481,536	11,702,020
Kernel Holding SAa	513,514	8,928,108
KGHM Polska Miedz SA	1,600,131	71,877,335
Polska Grupa Energetyczna SA	7,439,994	40,789,317
Polski Koncern Naftowy Orlen SAa,b	3,776,718	60,629,740
Polskie Gornictwo Naftowe i Gazownictwo SAa	20,361,186	38,052,528
Powszechna Kasa Oszczednosci Bank Polski SA	9,601,918	101,241,202
Powszechny Zaklad Ubezpieczen SA	626,877	87,344,476
Synthos SA	6,870,241	11,174,846
Tauron Polska Energia SA	12,543,254	16,489,034
Telekomunikacja Polska SA	8,507,034	20,974,801

		650,851,128
RUSSIA — 5.36%
Federal Grid Co. of Unified Energy System OJSC[a]	2,784,458,500	10,567,188
Gazprom OAO	127,607,247	493,067,730
IDGC Holding JSC[a]	173,172,579	6,165,321
INTER RAO UES OJSC[a]	10,920,941,700	4,528,927
LSR Group OJSC SP GDR[c]	2,080,333	7,539,127
LUKOIL OAO	5,677,125	333,841,348
Magnit OJSC SP GDR[c]	2,910,694	159,360,496
Mechel OAO SP ADR[b]	506,167	1,518,501
MegaFon OAO SP GDR[a]	732,436	22,903,274
MMC Norilsk Nickel OJSC	575,209	83,661,851
Mobile TeleSystems OJSC SP ADR	5,747,889	110,761,821
NovaTek OAO SP GDR[c]	1,050,845	117,904,809
Rosneft Oil Co. OJSC	14,285,747	94,608,337
Rostelecom OJSC	14,335,340	45,336,235
RusHydro OJSC	1,452,197,100	21,362,627
Sberbank of Russia	119,781,431	371,501,060
Severstal OAO	2,265,183	18,703,785
Sistema JSFC SP GDR[c]	1,157,055	22,088,180
Surgutneftegas OJSC	81,344,110	61,893,988
Tatneft OAO Class S	17,371,690	98,139,272
TMK OAO SP GDR[c]	743,082	8,144,179
Uralkali OJSC	13,953,885	100,764,647
VTB Bank OJSC	30,125,702,000	43,392,142

		2,237,754,845
SOUTH AFRICA — 6.75%
Absa Group Ltd.	2,840,260	42,189,920
African Bank Investments Ltd.[b]	11,700,362	18,609,388
African Rainbow Minerals Ltd.	725,645	12,984,030
Anglo American Platinum Ltd.[a,b]	667,626	21,834,435
AngloGold Ashanti Ltd.	4,270,625	77,284,951
Aspen Pharmacare Holdings Ltd.[a]	2,497,229	51,509,731
Assore Ltd.	142,297	5,042,616
Barloworld Ltd.	2,393,226	20,630,787
Bidvest Group Ltd.	3,708,012	95,636,650
Discovery Ltd.	1,209,792	9,741,112
Exxaro Resources Ltd.	1,939,758	30,577,979
FirstRand Ltd.	39,571,378	116,042,213
Foschini Group Ltd. (The)	3,196,149	33,598,525
Gold Fields Ltd.	8,245,040	50,356,645
Growthpoint Properties Ltd.	10,745,938	27,121,883
Harmony Gold Mining Co. Ltd.	4,461,434	18,533,594
Impala Platinum Holdings Ltd.	5,714,798	60,217,062
Imperial Holdings Ltd.	2,528,040	53,007,230

Security	Shares	Value

Investec Ltd.	5,435,593	$38,903,819
Kumba Iron Ore Ltd.	751,193	38,680,680
Liberty Holdings Ltd.	1,372,720	17,179,895
Life Healthcare Group Holdings Ltd.	8,798,815	31,994,896
Massmart Holdings Ltd.	643,769	12,546,768
MMI Holdings Ltd.	8,583,270	20,340,978
Mr. Price Group Ltd.	2,185,747	27,837,462
MTN Group Ltd.	18,867,352	342,846,686
Nampak Ltd.	1,472,776	5,110,923
Naspers Ltd. Class N	4,364,108	323,251,353
Nedbank Group Ltd.	3,167,236	57,197,422
Netcare Ltd.	19,283,374	44,855,086
Northam Platinum Ltd.[a]	1,284,947	4,584,284
Pick n Pay Stores Ltd.[b]	6,282,141	25,478,899
PPC Ltd.	6,740,990	21,677,579
Redefine Properties Ltd.	14,767,482	14,444,894
Remgro Ltd.	4,429,666	87,133,608
Reunert Ltd.	2,585,483	18,319,862
RMB Holdings Ltd.	3,741,955	14,800,804
RMI Holdings Ltd.	3,075,737	7,484,683
Sanlam Ltd.	23,097,905	108,833,788
Sappi Ltd.[a]	2,920,020	7,401,825
Sasol Ltd.	6,179,650	278,250,877
Shoprite Holdings Ltd.	5,534,959	96,957,725
SPAR Group Ltd. (The)	2,043,258	24,590,795
Standard Bank Group Ltd.	14,075,428	156,512,575
Steinhoff International Holdings Ltd.[a]	7,829,601	19,846,897
Tiger Brands Ltd.	2,334,064	71,777,732
Truworths International Ltd.	6,038,272	52,220,946
Vodacom Group Ltd.	3,272,767	36,453,544
Woolworths Holdings Ltd.	9,587,690	69,164,608

		2,821,600,644
SOUTH KOREA — 14.36%
AmorePacific Corp.[b]	41,444	33,824,350
AmorePacific Group[b]	26,540	9,150,509
BS Financial Group Inc.	1,634,890	22,720,875
Celltrion Inc.[b]	840,451	27,972,876
Cheil Industries Inc.	525,317	42,687,528
Cheil Worldwide Inc.[a]	1,041,260	24,471,499
CJ CheilJedang Corp.[b]	102,171	26,770,484
CJ Corp.	166,488	18,495,392
Coway Co. Ltd.	679,333	33,374,331
Daelim Industrial Co. Ltd.[b]	319,699	26,884,487
Daewoo Engineering & Construction Co. Ltd.[a,b]	781,010	5,454,695
Daewoo International Corp.[b]	366,546	11,810,458
Daewoo Securities Co. Ltd.	1,752,340	17,295,380
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	1,105,820	25,205,687
DGB Financial Group Inc.	890,010	13,353,695
Dongbu Insurance Co. Ltd.	399,296	17,672,656
Doosan Corp.	133,089	16,728,900
Doosan Heavy Industries & Construction Co. Ltd.	475,815	19,816,850
Doosan Infracore Co. Ltd.[a,b]	994,160	11,484,277
E-Mart Co. Ltd.	258,381	45,400,220
GS Engineering & Construction Corp.[b]	367,985	10,944,761
GS Holdings Corp.	545,628	26,805,660
Halla Visteon Climate Control Corp.	100,000	2,943,259
Hana Financial Group Inc.	2,886,818	97,615,692
Hankook Tire Co. Ltd.	817,188	38,193,792
Hanwha Chemical Corp.	909,920	14,538,423
Hanwha Corp.	418,240	11,736,043
Hanwha Life Insurance Co. Ltd.	2,343,650	14,501,295

45

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Hite Jinro Co. Ltd.	40,000	$1,125,963
Hyosung Corp.	264,620	13,960,655
Hyundai Department Store Co. Ltd.	153,061	21,407,133
Hyundai Development Co.	516,620	12,347,296
Hyundai Engineering & Construction Co. Ltd.[b]	799,688	43,463,613
Hyundai Glovis Co. Ltd.	144,197	23,677,563
Hyundai Heavy Industries Co. Ltd.	467,252	81,894,216
Hyundai Hysco Co. Ltd.	364,443	11,226,535
Hyundai Marine & Fire Insurance Co. Ltd.	717,370	20,669,553
Hyundai Merchant Marine Co. Ltd.[a,b]	472,158	4,910,911
Hyundai Mipo Dockyard Co. Ltd.[b]	138,962	16,913,583
Hyundai Mobis Co. Ltd.[b]	764,722	192,923,581
Hyundai Motor Co.	1,781,621	335,128,319
Hyundai Securities Co. Ltd.	687,800	4,748,907
Hyundai Steel Co.	642,479	41,004,458
Hyundai Wia Corp.	167,254	24,502,556
Industrial Bank of Korea	1,574,780	17,494,458
Kangwon Land Inc.	876,100	26,949,168
KB Financial Group Inc.	4,893,955	160,070,494
KCC Corp.	32,770	9,964,145
Kia Motors Corp.[b]	2,895,440	151,986,892
Korea Aerospace Industries Ltd.[b]	502,000	13,131,008
Korea Electric Power Corp.[a]	2,851,235	67,640,168
Korea Gas Corp.	313,185	15,413,903
Korea Investment Holdings Co. Ltd.	323,330	12,879,393
Korea Zinc Co. Ltd.	94,033	27,218,546
Korean Air Lines Co. Ltd.[a]	390,215	12,745,803
KT Corp.	40,000	1,370,275
KT Corp. SP ADR	671,304	11,318,185
KT&G Corp.	1,280,657	90,236,609
Kumho Petro Chemical Co. Ltd.[b]	133,998	11,315,756
LG Chem Ltd.	522,637	126,530,247
LG Corp.	1,104,644	68,740,792
LG Display Co. Ltd.[a]	2,598,552	72,341,737
LG Electronics Inc.[b]	1,185,801	85,232,399
LG Household & Health Care Ltd.[b]	110,454	61,010,265
LG Innotek Co. Ltd.[a,b]	140,682	13,137,958
LG Uplus Corp.[a]	2,583,290	26,754,442
Lotte Chemical Corp.	189,326	27,736,083
Lotte Confectionery Co. Ltd.	4,910	7,606,002
Lotte Shopping Co. Ltd.[b]	110,176	35,646,037
LS Corp.	153,043	9,591,435
LS Industrial Systems Co. Ltd.	188,531	10,180,040
Mando Corp.[b]	16,534	1,448,939
Mirae Asset Securities Co. Ltd.	166,269	6,991,040
NCsoft Corp.[b]	185,691	25,806,397
NHN Corp.	472,466	127,557,874
OCI Co. Ltd.[b]	170,865	22,384,722
OCI NVa,b	2,332,164	57,674,416
ORION Corp.	40,925	39,414,358
POSCO	729,000	207,787,908
S-Oil Corp.	496,783	38,521,900
S1 Corp.	276,472	15,956,426
Samsung C&T Corp.	1,471,371	79,970,062
Samsung Card Co. Ltd.	377,238	12,538,981
Samsung Electro-Mechanics Co. Ltd.	701,508	61,351,678
Samsung Electronics Co. Ltd.	1,228,097	1,671,959,977
Samsung Engineering Co. Ltd.[b]	332,752	28,188,339
Samsung Fire & Marine Insurance Co. Ltd.	411,672	83,449,489
Samsung Heavy Industries Co. Ltd.	1,875,130	54,857,968
Samsung Life Insurance Co. Ltd.	640,175	59,784,423
Samsung SDI Co. Ltd.	409,838	52,059,620
Samsung Securities Co. Ltd.	619,916	28,095,688

Security	Shares	Value

Samsung Techwin Co. Ltd.[b]	479,918	$28,802,727
Shinhan Financial Group Co. Ltd.	4,638,218	166,486,448
Shinsegae Co. Ltd.	83,620	16,136,284
SK C&C Co. Ltd.	230,693	20,931,249
SK Holdings Co. Ltd.	279,481	44,036,132
SK Hynix Inc.[a,b]	5,805,000	165,460,742
SK Innovation Co. Ltd.	686,418	90,837,825
SK Networks Co. Ltd.	825,750	5,116,624
SK Telecom Co. Ltd.	69,480	12,884,890
SK Telecom Co. Ltd. SP ADR	351,184	7,129,035
Woori Finance Holdings Co. Ltd.	3,819,100	40,398,553
Woori Investment & Securities Co. Ltd.	1,199,701	13,274,553
Yuhan Corp.	122,149	20,057,218

		5,999,353,641
TAIWAN — 11.27%
Acer Inc.[a,b]	30,072,053	24,322,984
Advanced Semiconductor Engineering Inc.	58,951,701	50,834,020
Advantech Co. Ltd.	2,332,800	11,461,283
Asia Cement Corp.[b]	25,101,463	31,083,195
ASUSTeK Computer Inc.[b]	7,117,968	78,625,950
AU Optronics Corp.[a]	89,897,000	41,463,188
Catcher Technology Co. Ltd.[b]	5,800,210	32,761,881
Cathay Financial Holding Co. Ltd.	77,881,023	101,516,039
Chailease Holding Co. Ltd.	7,388,000	22,322,032
Chang Hwa Commercial Bank Ltd.	34,712,095	19,722,781
Cheng Shin Rubber Industry Co. Ltd.	22,301,112	66,858,614
Cheng Uei Precision Industry Co. Ltd.[b]	3,449,503	7,009,685
Chicony Electronics Co. Ltd.	7,835,253	21,683,120
China Airlines Ltd.[a]	23,515,347	9,549,180
China Development Financial Holding Corp.[a]	164,797,848	48,910,591
China Life Insurance Co. Ltd.[a]	16,960,992	17,233,093
China Motor Co. Ltd.	5,104,000	4,733,824
China Petrochemical Development Corp.	22,980,725	12,020,332
China Steel Corp.[b]	142,892,147	121,544,289
Chinatrust Financial Holding Co. Ltd.	130,894,426	83,777,682
Chunghwa Telecom Co. Ltd.	47,025,410	150,097,816
Clevo Co.[b]	9,505,553	17,759,372
Compal Electronics Inc.[b]	47,786,908	29,467,528
CTCI Corp.	1,338,000	2,763,650
Delta Electronics Inc.	21,810,000	104,967,914
E.Sun Financial Holding Co. Ltd.	29,032,615	17,951,316
Epistar Corp.	7,057,345	13,963,731
EVA Airways Corp.[a]	14,026,800	8,672,988
Evergreen Marine Corp. Ltd.[a]	20,030,325	11,213,501
Far Eastern Department Stores Co. Ltd.[b]	13,104,812	12,460,959
Far Eastern New Century Corp.	32,164,428	34,346,707
Far EasTone Telecommunications Co. Ltd.	15,535,000	37,124,081
Farglory Land Development Co. Ltd.	13,427,000	25,444,883
Feng Hsin Iron & Steel Co. Ltd.	6,659,000	12,886,233
First Financial Holding Co. Ltd.	58,955,485	35,763,438
Formosa Chemicals & Fibre Corp.	33,254,000	78,466,992
Formosa International Hotels Corp.[b]	247,203	2,887,615
Formosa Petrochemical Corp.[b]	9,510,000	24,823,897
Formosa Plastics Corp.	48,158,000	111,864,338
Formosa Taffeta Co. Ltd.	10,946,000	10,243,583
Foxconn Technology Co. Ltd.[b]	8,421,542	22,798,961
Fubon Financial Holding Co. Ltd.	74,512,969	98,869,147
Giant Manufacturing Co. Ltd.[b]	5,221,203	36,471,639
Hermes Microvision Inc.[b]	372,000	12,147,192
Highwealth Construction Corp.	3,537,600	7,874,471
Hiwin Technologies Corp.[b]	1,696,408	10,829,342

46

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Hon Hai Precision Industry Co. Ltd.	111,351,231	$285,449,178
Hotai Motor Co. Ltd.	2,739,000	31,811,581
HTC Corp.[b]	8,108,708	74,935,086
Hua Nan Financial Holdings Co. Ltd.	27,771,202	16,289,592
Innolux Corp.[a]	61,179,958	41,304,651
Inventec Corp.	19,007,281	9,211,416
Kinsus Interconnect Technology Corp.	1,653,000	5,966,711
Largan Precision Co. Ltd.[b]	1,174,000	38,178,543
LCY Chemical Corp.	5,308,076	6,812,504
Lite-On Technology Corp.	18,416,506	29,452,868
MediaTek Inc.[b]	12,770,176	158,773,579
Mega Financial Holding Co. Ltd.	81,008,229	65,250,612
Merida Industry Co. Ltd.	1,662,000	10,665,241
MStar Semiconductor Inc.	3,448,331	28,928,178
Nan Kang Rubber Tire Co. Ltd.[b]	6,472,248	7,733,385
Nan Ya Plastics Corp.	57,862,000	118,354,091
Novatek Microelectronics Corp. Ltd.	3,672,000	18,715,909
Pegatron Corp.[a,b]	14,091,414	25,573,656
Phison Electronics Corp.	1,527,535	13,044,291
Pou Chen Corp.	32,711,220	32,033,381
Powertech Technology Inc.[b]	5,128,300	9,341,322
President Chain Store Corp.	7,396,000	45,730,615
Quanta Computer Inc.[b]	25,521,000	55,272,754
Radiant Opto-Electronics Corp.	4,811,690	18,333,311
Realtek Semiconductor Corp.	2,290,512	5,825,801
Ruentex Development Co. Ltd.[b]	11,028,608	21,452,707
Ruentex Industries Ltd.	7,214,009	16,901,806
ScinoPharm Taiwan Ltd.	2,954,000	6,930,842
Shin Kong Financial Holding Co. Ltd.[a,b]	28,379,002	9,722,085
Siliconware Precision Industries Co. Ltd.	33,646,190	39,415,072
Simplo Technology Co. Ltd.	3,764,202	17,172,914
SinoPac Financial Holdings Co. Ltd.	48,306,888	23,814,392
Standard Foods Corp.	2,878,360	9,341,202
Synnex Technology International Corp.	15,849,985	22,275,798
Taishin Financial Holdings Co. Ltd.	43,320,958	18,677,819
Taiwan Business Bank Ltd.[a]	21,540,242	6,688,130
Taiwan Cement Corp.	43,086,296	56,809,972
Taiwan Cooperative Financial Holding Co. Ltd.	32,422,987	18,801,431
Taiwan Fertilizer Co. Ltd.	7,302,000	19,060,368
Taiwan Glass Industry Corp.	5,126,176	5,002,819
Taiwan Mobile Co. Ltd.	22,910,600	83,847,283
Taiwan Semiconductor Manufacturing Co. Ltd.	274,837,000	1,005,837,283
Teco Electric and Machinery Co. Ltd.	34,782,000	37,432,500
TPK Holding Co. Ltd.[b]	2,339,827	46,687,056
Transcend Information Inc.	171,000	561,808
Tripod Technology Corp.	3,053,920	7,053,004
TSRC Corp.[b]	10,678,850	21,557,572
Tung Ho Steel Enterprise Corp.	12,111,000	11,698,125
U-Ming Marine Transport Corp.	4,560,000	6,972,594
Uni-President Enterprises Co.	52,441,711	103,761,674
Unimicron Technology Corp.	10,551,000	11,460,812
United Microelectronics Corp.[b]	135,338,000	59,707,941
Vanguard International Semiconductor Corp.	179,000	222,853
Walsin Lihwa Corp.[a]	22,188,000	6,955,997
Wan Hai Lines Ltd.[a]	2,881,300	1,574,507
Wistron Corp.[b]	20,618,298	21,224,719
WPG Holdings Co. Ltd.	12,172,532	14,625,753
Yang Ming Marine Transport Corp.[a]	32,229,075	13,787,840
Yuanta Financial Holding Co. Ltd.	82,091,140	45,545,218
Yulon Motor Co. Ltd.[b]	13,244,000	22,132,353
Zhen Ding Technology Holding Ltd.[b]	1,391,500	3,604,320

		4,710,901,882

Security	Shares	Value

THAILAND — 2.73%
Advanced Information Service PCL NVDR	12,421,900	$107,909,486
Airports of Thailand PCL NVDR	4,721,000	28,848,390
Bangkok Bank PCL Foreign	9,566,600	65,093,959
Bangkok Bank PCL NVDR	7,388,400	50,028,803
Bangkok Dusit Medical Services PCL NVDR	3,455,500	19,289,166
Bank of Ayudhya PCL NVDR	23,715,600	26,437,704
Banpu PCL NVDR	2,035,050	20,098,429
BEC World PCL NVDR	10,833,600	22,722,827
Central Pattana PCL NVDR	14,428,300	25,615,892
Charoen Pokphand Foods PCL NVDR	36,950,000	35,393,889
CP All PCL NVDR	51,561,000	73,232,799
Glow Energy PCL NVDR	6,018,600	13,915,838
Home Product Center PCL NVDR	899,400	481,264
Indorama Ventures PCL NVDR	21,071,180	15,311,840
IRPC PCL NVDR	105,799,400	12,930,067
Kasikornbank PCL Foreign	14,135,200	91,044,228
Kasikornbank PCL NVDR	7,300,400	47,021,569
Krung Thai Bank PCL NVDR	47,616,300	34,915,999
Minor International PCL NVDR	423,900	378,045
PTT Exploration & Production PCL NVDR	14,846,439	74,538,686
PTT Global Chemical PCL NVDR	17,070,930	41,020,980
PTT PCL NVDR	9,479,300	102,072,727
Siam Cement PCL Foreign	3,568,800	54,696,059
Siam Cement PCL NVDR	1,275,100	19,542,408
Siam Commercial Bank PCL NVDR	19,009,800	108,941,381
Siam Makro PCL NVDR	1,069,200	27,405,424
Thai Oil PCL NVDR	9,574,100	20,239,220
True Corp. PCL NVDR[a]	6,410,700	2,350,414

		1,141,477,493

TURKEY — 2.08%
Akbank TAS	20,050,835	95,541,235
Anadolu Efes Biracilik ve Malt Sanayii AS	1,790,501	25,671,291
Arcelik ASb	1,370,386	10,371,752
Asya Katilim Bankasi ASa	2,872,360	2,970,034
BIM Birlesik Magazalar AS	1,083,843	51,124,670
Coca-Cola Icecek AS	375,902	11,470,200
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	7,206,717	11,869,073
Enka Insaat ve Sanayi AS	1,688,577	5,399,989
Eregli Demir ve Celik Fabrikalari TAS[b]	17,383,199	20,753,846
Ford Otomotiv Sanayi AS	808,248	12,277,512
Haci Omer Sabanci Holding AS	7,797,918	49,874,755
KOC Holding AS	6,556,403	37,216,550
Koza Altin Isletmeleri AS	526,648	9,263,076
Migros Ticaret ASa	1	8
TAV Havalimanlari Holding AS	1,886,105	11,912,560
Tofas Turk Otomobil Fabrikasi AS	1,023,740	7,666,319
Turk Hava Yollari AO	5,192,664	24,078,551
Turk Telekomunikasyon ASb	4,436,794	17,168,279
Turkcell Iletisim Hizmetleri ASa	8,126,714	50,028,540
Turkiye Garanti Bankasi AS	26,523,192	137,125,553
Turkiye Halk Bankasi AS	7,030,884	75,322,870
Turkiye Is Bankasi AS Class C	17,524,299	65,008,592
Turkiye Petrol Rafinerileri AS	1,506,445	40,226,465
Turkiye Sise ve Cam Fabrikalari AS	4,988,096	8,454,400
Turkiye Vakiflar Bankasi TAO Class D	13,392,527	42,543,152

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

Security	Shares	Value

Yapi ve Kredi Bankasi AS	15,180,655	$45,310,558

		868,649,830

TOTAL COMMON STOCKS
(Cost: $37,933,286,479)		38,509,372,443

PREFERRED STOCKS — 7.23%

BRAZIL — 6.02%
AES Tiete SA	1,209,900	13,190,863
Banco Bradesco SA	23,579,258	379,581,218
Banco do Estado do Rio Grande do Sul SA Class B	2,119,200	16,704,768
Bradespar SA	2,589,600	26,787,919
Braskem SA Class A	1,797,100	14,081,518
Centrais Eletricas Brasileiras SA Class B	2,598,437	12,196,832
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,147,986	55,871,828
Companhia de Bebidas das Americas	8,050,123	309,351,518
Companhia Energetica de Minas Gerais	6,231,681	63,265,058
Companhia Energetica de Sao Paulo Class B	1,918,600	18,875,163
Companhia Paranaense de Energia Class B	1,194,775	18,404,426
Gerdau SA	9,848,585	60,267,771
Itau Unibanco Holding SA	28,016,102	425,650,844
Itausa - Investimentos Itau SA	31,608,615	139,623,058
Klabin SA	5,075,300	30,867,572
Lojas Americanas SA	4,259,216	34,452,405
Marcopolo SA	2,239,300	14,595,799
Metalurgica Gerdau SA	3,162,400	24,616,464
Oi SA	9,539,168	17,758,316
Petroleo Brasileiro SA	46,648,027	438,579,607
Suzano Papel e Celulose SA Class A	68,500	248,618
Telefonica Brasil SA	3,510,867	86,761,244
Usinas Siderurgicas de Minas Gerais SA Class A	4,437,400	18,519,078
Vale SA Class A	22,005,551	295,636,227

		2,515,888,114

CHILE — 0.15%
Embotelladora Andina SA Class B	2,361,342	15,022,939
Sociedad Quimica y Minera de Chile SA Series B	1,041,728	48,638,310

		63,661,249

COLOMBIA — 0.27%
Banco Davivienda SA	1,010,851	13,477,308
Bancolombia SA	4,011,968	58,826,510
Grupo Argos SA	1,142,282	12,023,391
Grupo Aval Acciones y Valores SA	17,998,600	13,195,455
Grupo de Inversiones Suramericana SA	808,453	16,765,154

		114,287,818

RUSSIA — 0.27%
AK Transneft OAO	18,278	38,546,270
Sberbank of Russia	11,132,138	25,306,453
Surgutneftegas OJSC	78,741,100	47,938,102

		111,790,825

SOUTH KOREA — 0.52%
Hyundai Motor Co. Ltd.	56,831	4,653,330
Hyundai Motor Co. Ltd. Series 2	323,408	26,623,833

Security	Shares	Value

LG Chem Ltd.	81,985	$8,926,401
Samsung Electronics Co. Ltd.[b]	201,850	176,888,997

		217,092,561

TOTAL PREFERRED STOCKS
(Cost: $3,248,227,924)		3,022,720,567

RIGHTS — 0.01%

BRAZIL — 0.00%
CETIP SA - Mercados Organizados[a]	1,520	221
Itausa - Investimentos Itau SA Preferred[a]	859,129	1,091,763

		1,091,984

CHILE — 0.00%
Empresas CMPC SAa	767,997	252,129

		252,129

CHINA — 0.01%
PICC Property and Casualty Co. Ltd. Class Ha	3,845,952	1,877,693

		1,877,693

TOTAL RIGHTS
(Cost: $0)		3,221,806

SHORT-TERM INVESTMENTS — 3.13%

MONEY MARKET FUNDS — 3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	1,218,220,795	1,218,220,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	88,866,617	88,866,617

		1,307,087,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,307,087,412)		1,307,087,412

TOTAL INVESTMENTS IN SECURITIES — 102.54%
(Cost: $42,488,601,815)		42,842,402,228
Other Assets, Less Liabilities — (2.54)%		(1,062,409,730)

NET ASSETS — 100.00%		$41,779,992,498

CPO	— Certificates of Participation (Ordinary)
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares
SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2013

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
3,900	MSCI Emerging Markets E-Mini (Jun. 2013)	NYSE Liffe	$192,835,500	$(8,698,073)

See accompanying notes to schedules of investments.

49

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.47%

CHINA — 29.89%
Agile Property Holdings Ltd.	78,000	$94,450
Agricultural Bank of China Ltd. Class H	1,158,000	542,990
Air China Ltd. Class H	96,000	79,394
Aluminum Corp. of China Ltd. Class Ha	210,000	85,485
Anhui Conch Cement Co. Ltd. Class H	65,500	213,895
Anta Sports Products Ltd.	51,000	47,303
AviChina Industry & Technology Co. Ltd. Class H	112,000	60,164
Bank of China Ltd. Class H	3,916,000	1,856,402
Bank of Communications Co. Ltd. Class H	483,000	370,208
BBMG Corp. Class H	64,500	46,862
Beijing Capital International Airport Co. Ltd. Class H	102,000	69,640
Beijing Enterprises Holdings Ltd.	28,000	229,221
Belle International Holdings Ltd.	244,000	376,555
Bosideng International Holdings Ltd.	126,000	33,761
Brilliance China Automotive Holdings Ltd.[a]	158,000	181,960
BYD Co. Ltd. Class Ha	27,000	118,778
China Agri-Industries Holdings Ltd.	99,800	49,111
China BlueChemical Ltd. Class H	104,000	64,575
China CITIC Bank Corp. Ltd. Class H	427,000	230,475
China Coal Energy Co. Class H	222,000	144,705
China Communications Construction Co. Ltd. Class H	236,000	221,930
China Communications Services Corp. Ltd. Class H	128,000	84,093
China Construction Bank Corp. Class H	3,784,000	3,070,954
China COSCO Holdings Co. Ltd. Class Ha	130,000	56,101
China Everbright International Ltd.	88,000	71,191
China Everbright Ltd.	46,000	74,427
China Gas Holdings Ltd.	88,000	88,082
China International Marine Containers (Group) Co. Ltd. Class Ha	33,500	58,345
China Life Insurance Co. Ltd. Class H	393,000	1,015,053
China Longyuan Power Group Corp. Ltd. Class H	143,000	142,764
China Mengniu Dairy Co. Ltd.	70,000	243,920
China Merchants Bank Co. Ltd. Class H	210,000	424,177
China Merchants Holdings (International) Co. Ltd.	60,000	199,413
China Minsheng Banking Corp. Ltd. Class H	279,500	342,408
China Mobile Ltd.	318,500	3,382,842
China National Building Material Co. Ltd. Class H	152,000	162,127
China Oilfield Services Ltd. Class H	84,000	177,678
China Overseas Grand Oceans Group Ltd.	44,000	64,389
China Overseas Land & Investment Ltd.	216,000	644,149
China Pacific Insurance (Group) Co. Ltd. Class H	139,600	472,059
China Petroleum & Chemical Corp. Class H	1,042,000	1,076,524
China Railway Construction Corp. Ltd. Class H	104,500	103,924
China Railway Group Ltd. Class H	213,000	111,126
China Resources Cement Holdings Ltd.	106,000	55,985
China Resources Enterprise Ltd.	64,000	208,997
China Resources Gas Group Ltd.	34,000	88,911
China Resources Land Ltd.	108,000	331,813
China Resources Power Holdings Co. Ltd.	72,000	189,674
China Shanshui Cement Group Ltd.	112,000	58,144
China Shenhua Energy Co. Ltd. Class H	181,000	593,401
China Shipping Container Lines Co. Ltd. Class Ha	219,000	56,141
China Southern Airlines Co. Ltd. Class H	98,000	45,195
China State Construction International Holdings Ltd.	94,000	151,363
China Taiping Insurance Holdings Co. Ltd.[a]	47,000	83,552
China Telecom Corp. Ltd. Class H	736,000	352,697
China Unicom (Hong Kong) Ltd.	248,000	340,558

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	133,000	$67,675
CITIC Pacific Ltd.	71,000	84,053
CITIC Securities Co. Ltd. Class H	56,500	123,731
CNOOC Ltd.	944,000	1,668,429
COSCO Pacific Ltd.	88,000	129,232
Country Garden Holdings Co. Ltd.	243,964	140,166
CSR Corp Ltd. Class H	104,000	75,292
Dah Chong Hong Holdings Ltd.	44,000	39,733
Daphne International Holdings Ltd.	48,000	43,593
Datang International Power Generation Co. Ltd. Class H	172,000	70,902
Dongfeng Motor Group Co. Ltd. Class H	144,000	227,052
ENN Energy Holdings Ltd.	40,000	225,434
Evergrande Real Estate Group Ltd.	344,000	138,259
Far East Horizon Ltd.	86,000	58,494
Fosun International Ltd.	87,500	73,604
Franshion Properties (China) Ltd.	176,000	64,843
GCL-Poly Energy Holdings Ltd.	406,000	95,187
Geely Automobile Holdings Ltd.	240,000	119,029
Golden Eagle Retail Group Ltd.	39,000	62,096
GOME Electrical Appliances Holdings Ltd.[a]	526,000	54,207
Great Wall Motor Co. Ltd. Class H	54,500	260,818
Greentown China Holdings Ltd.[a]	35,000	62,310
Guangdong Investment Ltd.	136,000	119,307
Guangzhou Automobile Group Co. Ltd. Class H	118,000	125,862
Guangzhou R&F Properties Co. Ltd. Class H	50,000	93,136
Haier Electronics Group Co. Ltd.[a]	45,000	79,997
Haitong Securities Co. Ltd. Class Ha	60,800	91,794
Hengan International Group Co. Ltd.	39,500	438,109
Huaneng Power International Inc. Class H	174,000	178,868
Industrial and Commercial Bank of China Ltd. Class H	3,872,000	2,728,376
Intime Department Store Group Co. Ltd.	46,500	48,460
Jiangsu Expressway Co. Ltd. Class H	66,000	80,345
Jiangxi Copper Co. Ltd. Class H	73,000	141,998
Kingboard Chemical Holdings Co. Ltd.	38,200	82,179
Kunlun Energy Co. Ltd.	174,000	333,977
Lee & Man Paper Manufacturing Ltd.	100,000	67,373
Lenovo Group Ltd.	328,000	337,600
Longfor Properties Co. Ltd.	74,000	125,831
New China Life Insurance Co. Ltd. Class H	29,000	99,745
Nine Dragons Paper (Holdings) Ltd.	94,000	72,291
Parkson Retail Group Ltd.	80,000	36,585
People’s Insurance Co. Group of China Ltd. Class Ha	211,000	104,918
PetroChina Co. Ltd. Class H	1,118,000	1,301,943
PICC Property and Casualty Co. Ltd. Class H	142,000	167,741
Ping An Insurance (Group) Co. of China Ltd. Class H	100,000	744,577
Poly Property Group Co. Ltd.[a]	107,000	72,502
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	88,000	110,074
Shanghai Electric Group Co. Ltd. Class H	98,000	36,484
Shanghai Industrial Holdings Ltd.	31,000	95,243
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	35,000	68,261
Shenzhou International Group Holdings Ltd.	44,000	149,920
Shimao Property Holdings Ltd.	74,500	161,998
Shougang Fushan Resources Group Ltd.	174,000	70,158
Shui On Land Ltd.	202,000	71,299
Sihuan Pharmaceutical Holdings Group Ltd.	107,000	65,335
Sino Biopharmaceutical Ltd.	176,000	123,337
Sino-Ocean Land Holdings Ltd.	158,000	96,679
Sinopec Shanghai Petrochemical Co. Ltd. Class H	112,000	41,119
Sinopharm Group Co. Ltd. Class H	52,800	142,835
SOHO China Ltd.	118,500	100,444
Sun Art Retail Group Ltd.	127,500	180,998
Tencent Holdings Ltd.	53,600	2,125,274
Tingyi (Cayman Islands) Holding Corp.	104,000	267,677

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

Security	Shares	Value

Tsingtao Brewery Co. Ltd. Class H	18,000	$125,328
Uni-President China Holdings Ltd.	63,000	69,957
Want Want China Holdings Ltd.	316,000	467,316
Weichai Power Co. Ltd. Class H	25,800	95,386
Wumart Stores Inc. Class H	29,000	59,174
Yanzhou Coal Mining Co. Ltd. Class H	106,000	108,693
Yingde Gases Group Co. Ltd.	50,500	54,645
Yuexiu Property Co. Ltd.	292,000	86,891
Zhaojin Mining Industry Co. Ltd. Class H	43,000	42,652
Zhejiang Expressway Co. Ltd. Class H	88,000	77,992
Zhongsheng Group Holdings Ltd.	32,000	40,315
Zhuzhou CSR Times Electric Co. Ltd. Class H	24,000	75,437
Zijin Mining Group Co. Ltd. Class H	322,000	89,597
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	72,000	69,470
ZTE Corp. Class Ha	32,400	52,506

		36,720,188
INDIA — 10.87%
ACC Ltd.	2,511	54,179
Adani Enterprises Ltd.	11,346	42,524
Adani Ports and Special Economic Zone Ltd.	19,586	52,723
Aditya Birla Nuvo Ltd.	2,009	37,687
Ambuja Cements Ltd.	35,434	114,391
Apollo Hospitals Enterprise Ltd.	2,464	43,958
Asian Paints Ltd.	1,546	133,103
Axis Bank Ltd.	15,384	389,618
Bajaj Auto Ltd.	4,312	138,975
Bank of Baroda	3,520	40,609
Bank of India	7,841	39,944
Bharat Heavy Electricals Ltd.	30,181	107,158
Bharat Petroleum Corp. Ltd.	9,294	62,007
Bharti Airtel Ltd.	29,647	158,483
Cairn (India) Ltd.	25,111	126,944
Canara Bank Ltd.	5,864	42,772
Cipla Ltd.	17,959	117,814
Coal India Ltd.	26,861	154,409
Dabur India Ltd.	21,423	59,299
Divi’s Laboratories Ltd.	2,024	35,030
DLF Ltd.	21,296	73,406
Dr. Reddy’s Laboratories Ltd.	5,353	198,256
GAIL (India) Ltd.	16,544	89,640
Godrej Consumer Products Ltd.	6,162	94,380
HCL Technologies Ltd.	10,715	141,295
HDFC Bank Ltd.	81,275	1,007,934
Hero Motocorp Ltd.	2,008	61,726
Hindalco Industries Ltd.	53,025	96,127
Hindustan Unilever Ltd.	45,275	474,913
Housing Development Finance Corp. Ltd.	77,222	1,216,945
ICICI Bank Ltd.	22,636	462,638
Idea Cellular Ltd.[a]	35,622	82,646
Infosys Ltd.	23,890	1,020,014
Infrastructure Development Finance Co. Ltd.	55,258	141,557
ITC Ltd.	115,859	697,185
Jaiprakash Associates Ltd.	50,369	58,542
Jindal Steel & Power Ltd.	18,871	95,031
JSW Steel Ltd.	4,100	49,649
Kotak Mahindra Bank Ltd.	15,239	211,231
Larsen & Toubro Ltd.	10,929	271,024
LIC Housing Finance Ltd.	16,611	75,255
Lupin Ltd.	4,004	52,293
Mahindra & Mahindra Ltd.	16,017	274,360
NTPC Ltd.	56,500	154,241

Security	Shares	Value

Oil & Natural Gas Corp. Ltd.	40,690	$236,209
Oil India Ltd.	3,168	33,349
Piramal Enterprises Ltd.	3,600	34,126
Power Finance Corp. Ltd.	14,513	47,032
Power Grid Corp. of India Ltd.	59,082	118,509
Ranbaxy Laboratories Ltd.[a]	6,341	42,137
Reliance Capital Ltd.	5,183	29,964
Reliance Communications Ltd.	29,868	56,262
Reliance Industries Ltd.	68,187	973,341
Reliance Infrastructure Ltd.	6,273	40,130
Reliance Power Ltd.[a]	31,138	37,954
Rural Electrification Corp. Ltd.	16,336	63,944
Satyam Computer Services Ltd.[a]	36,438	71,283
Sesa Goa Ltd.	19,824	57,522
Shriram Transport Finance Co. Ltd.	6,639	95,868
Siemens Ltd.	3,870	40,800
State Bank of India	7,153	259,191
Sterlite Industries (India) Ltd.	68,471	113,462
Sun Pharmaceuticals Industries Ltd.	16,223	299,875
Tata Consultancy Services Ltd.	24,643	653,736
Tata Motors Ltd.	39,192	217,382
Tata Power Co. Ltd.	51,445	81,423
Tata Steel Ltd.	14,990	77,425
Titan Industries Ltd.	9,786	50,857
Ultratech Cement Ltd.	2,017	67,071
Unitech Ltd.[a]	74,802	31,385
United Breweries Ltd.	3,029	41,039
United Spirits Ltd.	4,523	193,339
Wipro Ltd.	25,415	147,424
Wockhardt Ltd.[a]	968	20,964
Zee Entertainment Enterprises Ltd.	16,412	65,694

		13,350,612
INDONESIA — 4.90%
PT Adaro Energy Tbk	766,500	72,776
PT Astra Agro Lestari Tbk	22,500	44,793
PT Astra International Tbk	1,065,000	766,539
PT Bank Central Asia Tbk	656,500	693,698
PT Bank Danamon Indonesia Tbk	183,000	107,427
PT Bank Mandiri (Persero) Tbk	499,000	494,160
PT Bank Negara Indonesia (Persero) Tbk	400,000	199,081
PT Bank Rakyat Indonesia (Persero) Tbk	589,500	535,636
PT Bukit Asam (Persero) Tbk	38,000	47,330
PT Bumi Resources Tbk	760,500	51,244
PT Bumi Serpong Damai Tbk	98,989	22,233
PT Charoen Pokphand Indonesia Tbk	386,000	195,069
PT Global Mediacom Tbk	328,000	87,065
PT Gudang Garam Tbk	25,000	136,549
PT Indo Tambangraya Megah Tbk	21,000	64,319
PT Indocement Tunggal Prakarsa Tbk	77,000	186,702
PT Indofood CBP Sukses Makmur Tbk	34,545	46,201
PT Indofood Sukses Makmur Tbk	231,000	173,339
PT Indosat Tbk	59,500	31,588
PT Jasa Marga (Persero) Tbk	112,000	76,611
PT Kalbe Farma Tbk	1,188,000	175,865
PT Lippo Karawaci Tbk	681,116	127,948
PT Media Nusantara Citra Tbk	217,500	74,387
PT Perusahaan Gas Negara (Persero) Tbk	574,500	322,588
PT Semen Gresik (Persero) Tbk	156,000	286,677
PT Telekomunikasi Indonesia (Persero) Tbk	474,000	534,732
PT Unilever Indonesia Tbk	80,000	249,107
PT United Tractors Tbk	87,500	145,610

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

Security	Shares	Value

PT XL Axiata Tbk	133,000	$67,892

		6,017,166
MALAYSIA — 6.09%
AirAsia Bhd	69,400	71,662
Alliance Financial Group Bhd	61,300	98,309
AMMB Holdings Bhd	88,000	208,144
Astro Malaysia Holdings Bhd	79,200	82,548
Axiata Group Bhd	133,800	291,433
Berjaya Sports Toto Bhd	33,768	46,419
British American Tobacco (Malaysia) Bhd	6,700	137,373
Bumi Armada Bhd[a]	66,600	85,533
CIMB Group Holdings Bhd	233,000	622,536
DiGi.Com Bhd	162,300	248,766
Felda Global Ventures Holdings Bhd	55,400	78,836
Gamuda Bhd	63,600	99,125
Genting Bhd	106,700	348,436
Genting Malaysia Bhd	151,700	190,910
Genting Plantations Bhd	11,200	32,527
Hong Leong Bank Bhd	33,100	151,455
Hong Leong Financial Group Bhd	13,900	66,741
IHH Healthcare Bhd[a]	105,400	135,704
IJM Corp. Bhd	10,400	19,196
IOI Corp. Bhd	149,600	246,195
Kuala Lumpur Kepong Bhd	25,000	170,862
Lafarge Malaysia Bhd	20,200	70,397
Malayan Banking Bhd	220,000	722,685
Malaysia Airports Holdings Bhd	27,500	54,485
Maxis Bhd	118,600	258,708
MISC Bhd[a]	57,200	90,073
MMC Corp. Bhd	50,300	42,201
Parkson Holdings Bhd	31,200	38,459
Petronas Chemicals Group Bhd	148,600	316,476
Petronas Dagangan Bhd	13,400	108,099
Petronas Gas Bhd	31,500	215,895
PPB Group Bhd	24,200	106,202
Public Bank Bhd Foreign	57,200	311,195
RHB Capital Bhd	37,200	105,154
Sapurakencana Petroleum Bhd[a]	180,100	261,520
Sime Darby Bhd	143,400	435,892
Telekom Malaysia Bhd	56,000	99,206
Tenaga Nasional Bhd	147,500	397,427
UEM Land Holdings Bhd[a]	79,500	89,787
UMW Holdings Bhd	26,700	124,238
YTL Corp. Bhd	256,853	140,071
YTL Power International Bhd	126,700	62,144

		7,483,024
PHILIPPINES — 1.74%
Aboitiz Equity Ventures Inc.	102,160	130,510
Aboitiz Power Corp.	100,700	85,167
Alliance Global Group Inc.	105,700	60,014
Ayala Corp.	9,320	138,907
Ayala Land Inc.	290,000	231,547
Bank of the Philippine Islands	38,260	92,776
BDO Unibank Inc.[a]	76,560	168,624
DMCI Holdings Inc.	40,000	53,418
Energy Development Corp.	394,500	57,864
Globe Telecom Inc.	1,680	61,604
International Container Terminal Services Inc.	40,250	88,603
Jollibee Foods Corp.	24,500	78,711

Security	Shares	Value

Metro Pacific Investments Corp.	334,400	$49,760
Metropolitan Bank & Trust Co.	13,580	40,576
Philippine Long Distance Telephone Co.	2,225	163,072
San Miguel Corp.	13,903	30,260
SM Investments Corp.	11,450	303,112
SM Prime Holdings Inc.	369,350	170,389
Universal Robina Corp.	45,190	134,170

		2,139,084
SOUTH KOREA — 22.38%
AmorePacific Corp.	182	148,539
AmorePacific Group	175	60,337
BS Financial Group Inc.	1,800	25,015
Celltrion Inc.	4,048	134,730
Cheil Industries Inc.	440	35,755
Cheil Worldwide Inc.[a]	5,310	124,795
CJ CheilJedang Corp.	461	120,790
CJ Corp.	883	98,094
Coway Co. Ltd.	3,010	147,876
Daelim Industrial Co. Ltd.	810	68,115
Daewoo Engineering & Construction Co. Ltd.[a]	6,830	47,702
Daewoo International Corp.	2,680	86,352
Daewoo Securities Co. Ltd.	9,580	94,553
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,330	121,490
DGB Financial Group Inc.	900	13,504
Dongbu Insurance Co. Ltd.	2,450	108,436
Doosan Corp.	515	64,734
Doosan Heavy Industries & Construction Co. Ltd.	2,782	115,865
Doosan Infracore Co. Ltd.[a]	6,290	72,660
E-Mart Co. Ltd.	1,180	207,338
GS Engineering & Construction Corp.	1,896	56,392
GS Holdings Corp.	2,930	143,945
Halla Visteon Climate Control Corp.	1,760	51,801
Hana Financial Group Inc.	10,548	356,673
Hankook Tire Co. Ltd.	4,182	195,459
Hanwha Chemical Corp.	5,060	80,847
Hanwha Corp.	2,200	61,733
Hanwha Life Insurance Co. Ltd.	11,390	70,475
Hite Jinro Co. Ltd.	880	24,771
Hyosung Corp.	1,392	73,438
Hyundai Department Store Co. Ltd.	857	119,860
Hyundai Development Co.	3,230	77,197
Hyundai Engineering & Construction Co. Ltd.	3,721	202,239
Hyundai Glovis Co. Ltd.	744	122,167
Hyundai Heavy Industries Co. Ltd.	2,256	395,404
Hyundai Hysco Co. Ltd.	2,090	64,382
Hyundai Marine & Fire Insurance Co. Ltd.	3,290	94,795
Hyundai Merchant Marine Co. Ltd.[a]	2,457	25,555
Hyundai Mipo Dockyard Co. Ltd.	676	82,278
Hyundai Mobis Co. Ltd.	3,564	899,124
Hyundai Motor Co.	8,081	1,520,061
Hyundai Securities Co. Ltd.	5,720	39,494
Hyundai Steel Co.	3,091	197,275
Hyundai Wia Corp.	866	126,868
Industrial Bank of Korea	8,360	92,872
Kangwon Land Inc.	5,360	164,876
KB Financial Group Inc.	11,310	369,925
KCC Corp.	257	78,144
Kia Motors Corp.	13,816	725,227
Korea Aerospace Industries Ltd.	2,420	63,301
Korea Electric Power Corp.[a]	13,530	320,974
Korea Gas Corp.	1,422	69,986

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

Security	Shares	Value

Korea Investment Holdings Co. Ltd.	2,330	$92,812
Korea Zinc Co. Ltd.	467	135,177
Korean Air Lines Co. Ltd.[a]	2,120	69,247
KT Corp.	1,610	55,154
KT Corp. SP ADR	751	12,662
KT&G Corp.	5,787	407,759
Kumho Petro Chemical Co. Ltd.	850	71,780
LG Chem Ltd.	2,502	605,733
LG Corp.	5,190	322,968
LG Display Co. Ltd.[a]	12,490	347,712
LG Electronics Inc.	5,710	410,420
LG Household & Health Care Ltd.	520	287,227
LG Innotek Co. Ltd.[a]	609	56,873
LG Uplus Corp.[a]	11,920	123,452
Lotte Chemical Corp.	947	138,735
Lotte Confectionery Co. Ltd.	44	68,160
Lotte Shopping Co. Ltd.	616	199,299
LS Corp.	1,167	73,138
LS Industrial Systems Co. Ltd.	1,002	54,105
Mando Corp.	438	38,384
Mirae Asset Securities Co. Ltd.	1,450	60,968
NCsoft Corp.	828	115,071
NHN Corp.	2,155	581,814
OCI Co. Ltd.	875	114,632
ORION Corp.	201	193,581
POSCO	3,432	978,228
S-Oil Corp.	2,547	197,501
S1 Corp.	1,197	69,084
Samsung C&T Corp.	6,584	357,845
Samsung Card Co. Ltd.	1,760	58,500
Samsung Electro-Mechanics Co. Ltd.	3,148	275,314
Samsung Electronics Co. Ltd.	5,764	7,847,244
Samsung Engineering Co. Ltd.	1,638	138,759
Samsung Fire & Marine Insurance Co. Ltd.	1,848	374,606
Samsung Heavy Industries Co. Ltd.	8,800	257,449
Samsung Life Insurance Co. Ltd.	3,124	291,743
Samsung SDI Co. Ltd.	1,875	238,172
Samsung Securities Co. Ltd.	3,221	145,981
Samsung Techwin Co. Ltd.	2,168	130,115
Shinhan Financial Group Co. Ltd.	13,020	467,346
Shinsegae Co. Ltd.	409	78,925
SK C&C Co. Ltd.	1,289	116,954
SK Holdings Co. Ltd.	1,439	226,735
SK Hynix Inc.[a]	27,780	791,817
SK Innovation Co. Ltd.	3,267	432,342
SK Networks Co. Ltd.	9,140	56,635
SK Telecom Co. Ltd.	575	106,632
Woori Finance Holdings Co. Ltd.	18,920	200,136
Woori Investment & Securities Co. Ltd.	7,790	86,195
Yuhan Corp.	440	72,249

		27,497,588
TAIWAN — 18.25%
Acer Inc.[a]	131,000	105,956
Advanced Semiconductor Engineering Inc.	318,434	274,585
Advantech Co. Ltd.	14,000	68,783
Asia Cement Corp.	111,540	138,120
ASUSTeK Computer Inc.	36,000	397,660
AU Optronics Corp.[a]	454,000	209,398
Catcher Technology Co. Ltd.	35,000	197,694
Cathay Financial Holding Co. Ltd.	370,300	482,677
Chailease Holding Co. Ltd.	36,000	108,770

Security	Shares	Value

Chang Hwa Commercial Bank Ltd.	246,800	$140,227
Cheng Shin Rubber Industry Co. Ltd.	75,240	225,569
Cheng Uei Precision Industry Co. Ltd.	22,059	44,826
Chicony Electronics Co. Ltd.	24,280	67,192
China Airlines Ltd.[a]	124,000	50,354
China Development Financial Holding Corp.[a]	712,200	211,375
China Life Insurance Co. Ltd.[a]	88,479	89,898
China Motor Co. Ltd.	32,000	29,679
China Petrochemical Development Corp.	91,800	48,017
China Steel Corp.	602,650	512,615
Chinatrust Financial Holding Co. Ltd.	651,756	417,150
Chunghwa Telecom Co. Ltd.	200,000	638,369
Clevo Co.	22,322	41,705
Compal Electronics Inc.	216,000	133,195
CTCI Corp.	30,000	61,965
Delta Electronics Inc.	95,000	457,219
E.Sun Financial Holding Co. Ltd.	231,800	143,326
Epistar Corp.	44,000	87,059
EVA Airways Corp.[a]	89,000	55,030
Evergreen Marine Corp. Ltd.[a]	77,000	43,107
Far Eastern Department Stores Co. Ltd.	44,320	42,143
Far Eastern New Century Corp.	158,840	169,617
Far EasTone Telecommunications Co. Ltd.	83,000	198,346
Farglory Land Development Co. Ltd.	21,000	39,796
Feng Hsin Iron & Steel Co. Ltd.	14,000	27,092
First Financial Holding Co. Ltd.	363,360	220,421
Formosa Chemicals & Fibre Corp.	165,000	389,338
Formosa International Hotels Corp.	2,000	23,362
Formosa Petrochemical Corp.	61,000	159,228
Formosa Plastics Corp.	210,000	487,801
Formosa Taffeta Co. Ltd.	42,000	39,305
Foxconn Technology Co. Ltd.	39,300	106,394
Fubon Financial Holding Co. Ltd.	299,396	397,260
Giant Manufacturing Co. Ltd.	14,000	97,794
Hermes Microvision Inc.	2,000	65,308
Highwealth Construction Corp.	15,200	33,834
Hiwin Technologies Corp.	9,100	58,092
Hon Hai Precision Industry Co. Ltd.	529,000	1,356,093
Hotai Motor Co. Ltd.	13,000	150,986
HTC Corp.	38,000	351,170
Hua Nan Financial Holdings Co. Ltd.	264,300	155,029
Innolux Corp.[a]	356,019	240,360
Inventec Corp.	132,980	64,446
Kinsus Interconnect Technology Corp.	15,000	54,144
Largan Precision Co. Ltd.	5,000	162,600
LCY Chemical Corp.	26,199	33,624
Lite-On Technology Corp.	108,100	172,881
MediaTek Inc.	64,000	795,722
Mega Financial Holding Co. Ltd.	448,170	360,993
Merida Industry Co. Ltd.	10,000	64,171
MStar Semiconductor Inc.	11,000	92,279
Nan Kang Rubber Tire Co. Ltd.	21,879	26,142
Nan Ya Plastics Corp.	248,000	507,273
Novatek Microelectronics Corp. Ltd.	28,000	142,714
Pegatron Corp.[a]	82,000	148,817
Phison Electronics Corp.	7,000	59,776
Pou Chen Corp.	116,000	113,596
Powertech Technology Inc.	37,000	67,396
President Chain Store Corp.	30,000	185,495
Quanta Computer Inc.	131,000	283,717
Radiant Opto-Electronics Corp.	22,120	84,281
Realtek Semiconductor Corp.	24,040	61,145
Ruentex Development Co. Ltd.	31,000	60,301

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

Security	Shares	Value

Ruentex Industries Ltd.	21,000	$49,201
ScinoPharm Taiwan Ltd.	14,000	32,848
Shin Kong Financial Holding Co. Ltd.[a]	311,000	106,542
Siliconware Precision Industries Co. Ltd.	153,000	179,233
Simplo Technology Co. Ltd.	14,200	64,783
SinoPac Financial Holdings Co. Ltd.	334,706	165,004
Standard Foods Corp.	12,480	40,502
Synnex Technology International Corp.	65,000	91,352
Taishin Financial Holdings Co. Ltd.	308,298	132,923
Taiwan Business Bank Ltd.[a]	195,360	60,658
Taiwan Cement Corp.	173,000	228,103
Taiwan Cooperative Financial Holding Co. Ltd.	264,265	153,242
Taiwan Fertilizer Co. Ltd.	39,000	101,801
Taiwan Glass Industry Corp.	50,450	49,236
Taiwan Mobile Co. Ltd.	88,000	322,059
Taiwan Semiconductor Manufacturing Co. Ltd.	1,296,000	4,743,048
Teco Electric and Machinery Co. Ltd.	95,000	102,239
TPK Holding Co. Ltd.	11,591	231,278
Transcend Information Inc.	11,000	36,140
Tripod Technology Corp.	21,000	48,499
TSRC Corp.	29,600	59,754
Tung Ho Steel Enterprise Corp.	35,000	33,807
U-Ming Marine Transport Corp.	24,000	36,698
Uni-President Enterprises Co.	217,660	430,664
Unimicron Technology Corp.	70,000	76,036
United Microelectronics Corp.	642,000	283,235
Vanguard International Semiconductor Corp.	44,000	54,779
Walsin Lihwa Corp.[a]	164,000	51,414
Wan Hai Lines Ltd.[a]	68,000	37,159
Wistron Corp.	113,900	117,250
WPG Holdings Co. Ltd.	72,000	86,511
Yang Ming Marine Transport Corp.[a]	91,000	38,930
Yuanta Financial Holding Co. Ltd.	444,000	246,337
Yulon Motor Co. Ltd.	46,000	76,872
Zhen Ding Technology Holding Ltd.	7,100	18,391

		22,418,330
THAILAND — 4.35%
Advanced Information Service PCL NVDR	47,900	416,109
Airports of Thailand PCL NVDR	22,000	134,434
Bangkok Bank PCL Foreign	44,300	301,430
Bangkok Bank PCL NVDR	29,900	202,461
Bangkok Dusit Medical Services PCL NVDR	16,100	89,873
Bank of Ayudhya PCL NVDR	132,200	147,374
Banpu PCL NVDR	5,900	58,269
BEC World PCL NVDR	50,900	106,760
Central Pattana PCL NVDR	71,300	126,585
Charoen Pokphand Foods PCL NVDR	144,500	138,414
CP All PCL NVDR	229,800	326,388
Glow Energy PCL NVDR	27,200	62,890
Home Product Center PCL NVDR	82,800	44,306
Indorama Ventures PCL NVDR	75,200	54,646
IRPC PCL NVDR	518,900	63,416
Kasikornbank PCL Foreign	60,100	387,102
Kasikornbank PCL NVDR	39,200	252,486
Krung Thai Bank PCL NVDR	186,150	136,500
Minor International PCL NVDR	61,200	54,580
PTT Exploration & Production PCL NVDR	73,410	368,565
PTT Global Chemical PCL NVDR	87,500	210,260
PTT PCL NVDR	45,500	489,942
Siam Cement PCL Foreign	15,700	240,621
Siam Cement PCL NVDR	6,900	105,751

Security	Shares	Value

Siam Commercial Bank PCL NVDR	93,600	$536,403
Siam Makro PCL NVDR	5,000	128,159
Thai Oil PCL NVDR	42,700	90,266
True Corp. PCL NVDR[a]	201,600	73,914

		5,347,904

TOTAL COMMON STOCKS
(Cost: $122,963,679)		120,973,896

PREFERRED STOCKS — 1.06%

SOUTH KOREA — 1.06%
Hyundai Motor Co. Ltd.	1,437	117,662
Hyundai Motor Co. Ltd. Series 2	2,137	175,923
LG Chem Ltd.	364	39,632
Samsung Electronics Co. Ltd.	1,103	966,602

		1,299,819

TOTAL PREFERRED STOCKS
(Cost: $1,151,273)		1,299,819

RIGHTS — 0.01%

CHINA — 0.01%
PICC Property and Casualty Co. Ltd. Class Ha	15,620	7,626

		7,626

TOTAL RIGHTS
(Cost: $0)		7,626

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	253,347	253,347

		253,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,347)		253,347

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $124,368,299)		122,534,688
Other Assets, Less Liabilities — 0.26%		321,053

NET ASSETS — 100.00%		$122,855,741

NVDR	— Non-Voting Depositary Receipts
SP ADR	— Sponsored American Depositary Receipts

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2013

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

55

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.28%

BRAZIL — 5.32%
Anhanguera Educacional Participacoes SA	3,306	$20,820
Companhia Hering SA	1,200	21,659
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	19,132
Kroton Educacional SA	1,600	23,596
Lojas Americanas SA	1,100	8,232
Lojas Renner SA	1,002	35,004
MRV Engenharia e Participacoes SA	2,702	8,426

		136,869
CHILE — 2.74%
S.A.C.I. Falabella SA	6,124	70,393

		70,393
CHINA — 12.29%
Anta Sports Products Ltd.	8,002	7,422
Belle International Holdings Ltd.	39,001	60,189
Bosideng International Holdings Ltd.[a]	24,000	6,431
Brilliance China Automotive Holdings Ltd.[b]	26,000	29,943
BYD Co. Ltd. Class Ha,b	4,500	19,796
Dah Chong Hong Holdings Ltd.	7,001	6,322
Daphne International Holdings Ltd.[a]	8,001	7,266
Dongfeng Motor Group Co. Ltd. Class H	22,001	34,690
Geely Automobile Holdings Ltd.	40,001	19,839
Golden Eagle Retail Group Ltd.	6,000	9,553
GOME Electrical Appliances Holdings Ltd.[b]	88,000	9,069
Great Wall Motor Co. Ltd. Class H	8,502	40,688
Guangzhou Automobile Group Co. Ltd. Class H	18,001	19,200
Haier Electronics Group Co. Ltd.[b]	7,001	12,446
Intime Department Store Group Co. Ltd.	8,501	8,859
Parkson Retail Group Ltd.	10,001	4,574
Shenzhou International Group Holdings Ltd.	4,000	13,629
Zhongsheng Group Holdings Ltd.	5,000	6,299

		316,215
INDIA — 5.08%
Bajaj Auto Ltd.	728	23,463
Hero Motocorp Ltd.	342	10,513
Mahindra & Mahindra Ltd.	2,575	44,108
Tata Motors Ltd.	6,364	35,299
Titan Industries Ltd.	1,851	9,620
Zee Entertainment Enterprises Ltd.	1,945	7,785

		130,788
INDONESIA — 5.86%
PT Astra International Tbk	170,500	122,718
PT Global Mediacom Tbk	58,500	15,528
PT Media Nusantara Citra Tbk	36,500	12,484

		150,730
MALAYSIA — 5.30%
Astro Malaysia Holdings Bhd	12,900	13,445

Security	Shares	Value

Berjaya Sports Toto Bhd	6,032	$8,292
Genting Bhd	17,300	56,494
Genting Malaysia Bhd	25,001	31,463
Parkson Holdings Bhd	4,601	5,672
UMW Holdings Bhd	4,501	20,944

		136,310
MEXICO — 5.12%
El Puerto de Liverpool SA de CV Series C1	1,601	18,741
Grupo Televisa SAB de CV CPO	21,702	113,088

		131,829
PHILIPPINES — 0.45%
Jollibee Foods Corp.	3,611	11,601

		11,601
POLAND — 0.31%
Cyfrowy Polsat SAb	1,472	8,088

		8,088
SOUTH AFRICA — 16.68%
Foschini Group Ltd. (The)	1,762	18,522
Imperial Holdings Ltd.	1,595	33,444
Mr. Price Group Ltd.	1,985	25,281
Naspers Ltd. Class N	3,326	246,358
Steinhoff International Holdings Ltd.[b]	10,801	27,379
Truworths International Ltd.	3,699	31,990
Woolworths Holdings Ltd.	6,381	46,032

		429,006
SOUTH KOREA — 29.51%
Cheil Worldwide Inc.[b]	780	18,331
Coway Co. Ltd.	450	22,108
Halla Visteon Climate Control Corp.	310	9,124
Hankook Tire Co. Ltd.	622	29,071
Hyundai Department Store Co. Ltd.	132	18,462
Hyundai Mobis Co. Ltd.	575	145,061
Hyundai Motor Co.	1,296	243,781
Hyundai Wia Corp.	134	19,631
Kangwon Land Inc.	802	24,670
Kia Motors Corp.	2,220	116,532
LG Electronics Inc.	893	64,187
Lotte Shopping Co. Ltd.	95	30,736
Mando Corp.	78	6,835
Shinsegae Co. Ltd.	56	10,806

		759,335
TAIWAN — 5.82%
Cheng Shin Rubber Industry Co. Ltd.	11,960	35,856
China Motor Co. Ltd.	5,002	4,639
Far Eastern Department Stores Co. Ltd.	8,320	7,911
Formosa International Hotels Corp.	1	12
Formosa Taffeta Co. Ltd.	7,002	6,553
Giant Manufacturing Co. Ltd.	2,001	13,978
Hotai Motor Co. Ltd.	2,001	23,240
Merida Industry Co. Ltd.	2,000	12,834
Nan Kang Rubber Tire Co. Ltd.	4,939	5,901

56

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2013

Security	Shares	Value

Pou Chen Corp.	18,000	$17,627
Ruentex Industries Ltd.	4,000	9,372
Yulon Motor Co. Ltd.	7,001	11,699

		149,622
THAILAND — 1.57%
BEC World PCL NVDR	8,501	17,830
Home Product Center PCL NVDR	20,500	10,969
Minor International PCL NVDR	12,900	11,505

		40,304
TURKEY — 1.23%
Arcelik AS	2,053	15,538
Ford Otomotiv Sanayi AS	600	9,114
Tofas Turk Otomobil Fabrikasi AS	945	7,077

		31,729

TOTAL COMMON STOCKS (Cost: $2,408,700)		2,502,819

PREFERRED STOCKS — 2.77%

BRAZIL — 1.10%
Lojas Americanas SA	3,501	28,319

		28,319
SOUTH KOREA — 1.67%
Hyundai Motor Co. Ltd.	207	16,949
Hyundai Motor Co. Ltd. Series 2	315	25,932

		42,881

TOTAL PREFERRED STOCKS (Cost: $58,394)		71,200

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	28,226	28,226
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	2,059	2,059

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,108	$1,108

		31,393

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,393)		31,393

TOTAL INVESTMENTS IN SECURITIES — 101.27% (Cost: $2,498,487)		2,605,412
Other Assets, Less Liabilities — (1.27)%		(32,743)

NET ASSETS — 100.00%		$2,572,669

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

57

Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 96.45%

CZECH REPUBLIC — 3.10%
CEZ AS	72,906	$2,019,848
Komercni Banka AS	6,914	1,307,534
Telefonica O2 Czech Republic AS	50,768	738,927

		4,066,309

HUNGARY — 2.85%
Magyar Telekom Telecommunications PLC	211,572	334,962
MOL Hungarian Oil and Gas PLC	18,900	1,375,449
OTP Bank PLC	94,824	2,032,094

		3,742,505

POLAND — 20.68%
Alior Bank SAa	16,848	427,649
Bank Handlowy w Warszawie SA	14,580	438,754
Bank Millennium SAa	193,104	301,227
Bank Pekao SA	59,292	2,985,747
Bank Zachodni WBK SA	12,636	1,117,603
BRE Bank SA	6,696	799,009
Cyfrowy Polsat SAa	79,056	434,378
ENEA SA	58,212	261,134
Eurocash SA	37,044	736,515
Grupa Azoty SA	18,044	411,113
Grupa Lotos SAa	29,160	379,532
Jastrzebska Spolka Weglowa SA	18,252	443,550
Kernel Holding SAa	23,544	409,343
KGHM Polska Miedz SA	63,298	2,843,324
Polska Grupa Energetyczna SA	338,148	1,853,876
Polski Koncern Naftowy Orlen SAa	144,936	2,326,738
Polskie Gornictwo Naftowe i Gazownictwo SAa	800,399	1,495,846
Powszechna Kasa Oszczednosci Bank Polski SA	395,503	4,170,125
Powszechny Zaklad Ubezpieczen SA	25,380	3,536,264
Synthos SA	240,843	391,745
Tauron Polska Energia SA	474,660	623,976
Telekomunikacja Polska SA	302,076	744,794

		27,132,242

RUSSIA — 69.82%
Federal Grid Co. of Unified Energy System OJSC[a]	143,698,000	545,343
Gazprom OAO	5,347,082	20,660,845
IDGC Holding JSCa	7,161,522	254,966
INTER RAO UES OJSC[a]	951,400,000	394,547
LSR Group OJSC SP GDR[b]	82,728	299,806
LUKOIL OAO	230,688	13,565,527
Magnit OJSC SP GDR[b]	117,612	6,439,257
Mechel OAO SP ADR	19,890	59,670
MegaFon OAO SP GDR[a]	39,312	1,229,286
MMC Norilsk Nickel OJSC	23,328	3,392,964
Mobile TeleSystems OJSC SP ADR	233,280	4,495,306
NovaTek OAO SP GDR[b]	41,256	4,628,923
Rosneft Oil Co. OJSC	527,044	3,490,385
Rostelecom OJSC	532,480	1,683,995
RusHydro OJSC	50,220,000	738,764
Sberbank of Russia	4,877,285	15,126,857

Security	Shares	Value

Severstal OAO	94,039	$776,487
Sistema JSFC SP GDR[b]	54,756	1,045,292
Surgutneftegas OJSC	3,229,260	2,457,114
Tatneft OAO Class S	640,449	3,618,140
TMK OAO SP GDR[b]	26,568	291,185
Uralkali OJSC	597,245	4,312,862
VTB Bank OJSC	1,462,320,999	2,106,283

		91,613,804

TOTAL COMMON STOCKS
(Cost: $139,153,172)		126,554,860

PREFERRED STOCKS — 3.37%

RUSSIA — 3.37%
AK Transneft OAO	701	1,478,331
Sberbank of Russia	454,300	1,032,751
Surgutneftegas OJSC	3,132,000	1,906,782

		4,417,864

TOTAL PREFERRED STOCKS
(Cost: $4,657,683)		4,417,864

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	184,166	184,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	13,434	13,434
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	204,033	204,033

		401,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,633)		401,633

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $144,212,488)		131,374,357
Other Assets, Less Liabilities — (0.13)%		(167,503)

NET ASSETS — 100.00%		$131,206,854

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.

58

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

May 31, 2013

[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

59

Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.49%

CZECH REPUBLIC — 1.51%
CEZ AS	1,302	$36,072
Komercni Banka AS	136	25,720
Telefonica O2 Czech Republic AS	1,067	15,530

		77,322

EGYPT — 1.32%
Commercial International Bank (Egypt) SAE SP GDR	6,100	30,500
Orascom Telecom Holding SAE SP GDR[a,b]	11,405	37,180

		67,680

HUNGARY — 1.32%
Magyar Telekom Telecommunications PLC	4,496	7,118
MOL Hungarian Oil and Gas PLC	337	24,525
OTP Bank PLC	1,670	35,789

		67,432

POLAND — 9.34%
Alior Bank SAa	287	7,285
Bank Handlowy w Warszawie SA	270	8,125
Bank Millennium SAa	4,723	7,368
Bank Pekao SA	992	49,954
Bank Zachodni WBK SA	224	19,812
BRE Bank SA	117	13,961
Cyfrowy Polsat SAa	1,577	8,665
ENEA SA	937	4,203
Eurocash SA	623	12,387
Grupa Azoty SA	250	5,696
Grupa Lotos SAa	385	5,011
Jastrzebska Spolka Weglowa SA	306	7,436
Kernel Holding SAa	431	7,493
KGHM Polska Miedz SA	1,116	50,130
Polska Grupa Energetyczna SA	5,577	30,576
Polski Koncern Naftowy Orlen SAa	2,644	42,446
Polskie Gornictwo Naftowe i Gazownictwo SAa	14,214	26,564
Powszechna Kasa Oszczednosci Bank Polski SA	7,398	78,003
Powszechny Zaklad Ubezpieczen SA	444	61,864
Synthos SA	4,053	6,592
Tauron Polska Energia SA	7,375	9,695
Telekomunikacja Polska SA	5,920	14,596

		477,862

RUSSIA — 31.55%
Federal Grid Co. of Unified Energy System OJSC[a]	2,680,000	10,171
Gazprom OAO	93,400	360,893
IDGC Holding JSC[a]	133,329	4,747
INTER RAO UES OJSC[a]	10,700,000	4,437
LSR Group OJSC SP GDR[b]	1,874	6,791
LUKOIL OAO	4,105	241,393
Magnit OJSC SP GDR[b]	2,079	113,825
Mechel OAO SP ADR	419	1,257
MegaFon OAO SP GDR[a]	666	20,826
MMC Norilsk Nickel OJSC	392	57,015

Security	Shares	Value

Mobile TeleSystems OJSC SP ADR	4,113	$79,257
NovaTek OAO SP GDR[b]	729	81,794
Rosneft Oil Co. OJSC	9,870	65,365
Rostelecom OJSC	9,630	30,455
RusHydro OJSC	1,012,000	14,887
Sberbank of Russia	85,150	264,092
Severstal OAO	1,660	13,707
Sistema JSFC SP GDR[b]	975	18,613
Surgutneftegas OJSC	57,800	43,979
Tatneft OAO Class S	11,620	65,646
TMK OAO SP GDR[b]	445	4,877
Uralkali OJSC	10,150	73,296
VTB Bank OJSC	25,900,000	37,306

		1,614,629

SOUTH AFRICA — 40.06%
Absa Group Ltd.	2,785	41,369
African Bank Investments Ltd.	5,542	8,815
African Rainbow Minerals Ltd.	906	16,211
Anglo American Platinum Ltd.[a]	549	17,955
AngloGold Ashanti Ltd.	3,016	54,580
Aspen Pharmacare Holdings Ltd.[a]	2,429	50,102
Assore Ltd.	278	9,852
Barloworld Ltd.	1,619	13,957
Bidvest Group Ltd.	2,355	60,740
Discovery Ltd.	2,328	18,745
Exxaro Resources Ltd.	1,020	16,079
FirstRand Ltd.	24,367	71,456
Foschini Group Ltd. (The)	1,732	18,207
Gold Fields Ltd.	5,924	36,181
Growthpoint Properties Ltd.	13,794	34,815
Harmony Gold Mining Co. Ltd.	3,239	13,455
Impala Platinum Holdings Ltd.	4,355	45,889
Imperial Holdings Ltd.	1,457	30,550
Investec Ltd.	1,914	13,699
Kumba Iron Ore Ltd.	644	33,161
Liberty Holdings Ltd.	941	11,777
Life Healthcare Group Holdings Ltd.	7,634	27,759
Massmart Holdings Ltd.	959	18,691
MMI Holdings Ltd.	8,126	19,257
Mr. Price Group Ltd.	1,940	24,708
MTN Group Ltd.	13,508	245,460
Nampak Ltd.	5,570	19,329
Naspers Ltd. Class N	3,133	232,063
Nedbank Group Ltd.	1,504	27,161
Netcare Ltd.	7,036	16,366
Northam Platinum Ltd.[a]	2,185	7,795
Pick n Pay Stores Ltd.	2,066	8,379
PPC Ltd.	3,811	12,255
Redefine Properties Ltd.	23,438	22,926
Remgro Ltd.	3,687	72,525
Reunert Ltd.	1,514	10,728
RMB Holdings Ltd.	5,811	22,985
RMI Holdings Ltd.	5,263	12,807
Sanlam Ltd.	14,175	66,790
Sappi Ltd.[a]	4,068	10,312
Sasol Ltd.	4,306	193,886
Shoprite Holdings Ltd.	3,501	61,328
SPAR Group Ltd. (The)	1,465	17,631
Standard Bank Group Ltd.	9,451	105,091
Steinhoff International Holdings Ltd.[a]	10,941	27,734
Tiger Brands Ltd.	1,325	40,747

60

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2013

Security	Shares	Value

Truworths International Ltd.	3,659	$31,644
Vodacom Group Ltd.	2,777	30,931
Woolworths Holdings Ltd.	6,209	44,791

		2,049,674

TURKEY — 12.39%
Akbank TAS	14,335	68,306
Anadolu Efes Biracilik ve Malt Sanayii AS	1,746	25,033
Arcelik AS	2,046	15,485
Asya Katilim Bankasi ASa	908	939
BIM Birlesik Magazalar AS	859	40,519
Coca-Cola Icecek AS	492	15,013
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,202	8,567
Enka Insaat ve Sanayi AS	3,097	9,904
Eregli Demir ve Celik Fabrikalari TAS	10,638	12,701
Ford Otomotiv Sanayi AS	648	9,843
Haci Omer Sabanci Holding AS	6,527	41,746
KOC Holding AS	5,065	28,751
Koza Altin Isletmeleri AS	331	5,822
TAV Havalimanlari Holding AS	1,293	8,166
Tofas Turk Otomobil Fabrikasi AS	1,119	8,380
Turk Hava Yollari AO	3,920	18,177
Turk Telekomunikasyon AS	3,678	14,232
Turkcell Iletisim Hizmetleri ASa	5,938	36,555
Turkiye Garanti Bankasi AS	17,981	92,962
Turkiye Halk Bankasi AS	4,957	53,105
Turkiye Is Bankasi AS Class C	12,863	47,717
Turkiye Petrol Rafinerileri AS	1,004	26,810
Turkiye Sise ve Cam Fabrikalari AS	3,616	6,129
Turkiye Vakiflar Bankasi TAO Class D	6,024	19,136
Yapi ve Kredi Bankasi AS	6,662	19,884

		633,882

TOTAL COMMON STOCKS
(Cost: $5,515,134)		4,988,481

PREFERRED STOCKS — 1.57%

RUSSIA — 1.57%
AK Transneft OAO	13	27,415
Sberbank of Russia	8,500	19,323
Surgutneftegas OJSC	55,500	33,789

		80,527

TOTAL PREFERRED STOCKS (Cost: $84,342)		80,527

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	386	$386

		386

TOTAL SHORT-TERM INVESTMENTS (Cost: $386)		386

TOTAL INVESTMENTS IN SECURITIES — 99.07% (Cost: $5,599,862)		5,069,394
Other Assets, Less Liabilities — 0.93%		47,730

NET ASSETS — 100.00%		$5,117,124

SP ADR   —   Sponsored American Depositary Receipts

SP GDR   —   Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

61

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 88.21%

BRAZIL — 8.07%
Cosan SA Industria e Comercio	200	$4,436
OGX Petroleo e Gas Participacoes SAa	5,902	3,819
Petroleo Brasileiro SA	12,202	108,543
Ultrapar Participacoes SA	1,601	40,540

		157,338

CHILE — 0.75%
Empresas Copec SA	1,100	14,670

		14,670

CHINA — 22.80%
China Coal Energy Co. Class H	21,000	13,688
China Oilfield Services Ltd. Class H	10,001	21,154
China Petroleum & Chemical Corp. Class H	88,002	90,918
China Shenhua Energy Co. Ltd. Class H	16,500	54,095
CNOOC Ltd.	76,001	134,324
Kunlun Energy Co. Ltd.	8,000	15,355
PetroChina Co. Ltd. Class H	90,000	104,808
Yanzhou Coal Mining Co. Ltd. Class Hb	10,002	10,256

		444,598

COLOMBIA — 2.34%
Ecopetrol SA SP ADR	1,051	45,561

		45,561

HUNGARY — 0.79%
MOL Hungarian Oil and Gas PLC	213	15,501

		15,501

INDIA — 7.25%
Bharat Petroleum Corp. Ltd.	1,542	10,288
Cairn (India) Ltd.	1,141	5,768
Coal India Ltd.	2,708	15,567
Oil & Natural Gas Corp. Ltd.	3,898	22,628
Oil India Ltd.	93	979
Reliance Industries Ltd.	6,029	86,061

		141,291

INDONESIA — 1.35%
PT Adaro Energy Tbk	75,502	7,168
PT Bukit Asam (Persero) Tbk	5,000	6,228
PT Bumi Resources Tbk	77,500	5,222
PT Indo Tambangraya Megah Tbk	2,500	7,657

		26,275

MALAYSIA — 2.52%
Bumi Armada Bhd[a]	6,801	8,734
Petronas Dagangan Bhd	1,901	15,336

Security	Shares	Value

Sapurakencana Petroleum Bhd[a]	17,201	$24,977

		49,047

POLAND — 2.69%
Grupa Lotos SAa	519	6,755
Polski Koncern Naftowy Orlen SAa	1,617	25,959
Polskie Gornictwo Naftowe i Gazownictwo SAa	10,564	19,743

		52,457

RUSSIA — 23.98%
Gazprom OAO	48,150	186,049
LUKOIL OAO	2,123	124,842
NovaTek OAO SP GDR	422	47,349
Rosneft Oil Co. OJSC	5,812	38,490
Surgutneftegas OJSC	35,402	26,937
Tatneft OAO Class S	6,991	39,495
TMK OAO SP GDR	401	4,395

		467,557

SOUTH AFRICA — 4.90%
Exxaro Resources Ltd.	281	4,430
Sasol Ltd.	2,023	91,089

		95,519

SOUTH KOREA — 3.57%
GS Holdings Corp.	272	13,363
S-Oil Corp.	238	18,455
SK Innovation Co. Ltd.	286	37,848

		69,666

TAIWAN — 0.80%
Formosa Petrochemical Corp.	6,000	15,662

		15,662

THAILAND — 5.45%
Banpu PCL NVDR	750	7,407
IRPC PCL NVDR	61,600	7,528
PTT Exploration & Production PCL NVDR	6,933	34,808
PTT PCL NVDR	4,302	46,324
Thai Oil PCL NVDR	4,801	10,149

		106,216

TURKEY — 0.95%
Turkiye Petrol Rafinerileri AS	695	18,559

		18,559

TOTAL COMMON STOCKS (Cost: $2,211,704)		1,719,917

62

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 10.41%

BRAZIL — 8.44%
Petroleo Brasileiro SA	17,500	$164,533

		164,533
RUSSIA — 1.97%
AK Transneft OAO	8	16,871
Surgutneftegas OJSC	35,502	21,614

		38,485

TOTAL PREFERRED STOCKS (Cost: $290,387)		203,018

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares	10,068	10,068
0.17%[c,d,e]
BlackRock Cash Funds: Prime, SL Agency Shares	734	734
0.14%[c,d,e]
BlackRock Cash Funds: Treasury, SL Agency Shares	1,559	1,559
0.00%[c,d]

		12,361

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,361)		12,361

TOTAL INVESTMENTS IN SECURITIES — 99.25% (Cost: $2,514,452)		1,935,296
Other Assets, Less Liabilities — 0.75%		14,545

NET ASSETS — 100.00%		$1,949,841

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

63

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 93.31%

BRAZIL — 7.27%
ALL — America Latina Logistica SA	1,400	$6,992
Anhanguera Educacional Participacoes SA	1,200	7,557
Arteris SA	400	3,911
Banco Bradesco SA	1,680	28,124
BB Seguridade Participacoes SAa	1,800	15,590
BR Malls Participacoes SA	1,200	12,379
BR Properties SA	600	5,911
BRF — Brasil Foods SA	1,800	42,135
CCR SA	2,600	23,823
CETIP SA — Mercados Organizados	600	6,541
Cielo SA	1,080	27,854
Companhia de Bebidas das Americas	400	15,390
Companhia de Saneamento Basico do Estado de Sao Paulo	1,000	12,605
Companhia Hering SA	400	7,219
Companhia Siderurgica Nacional SA	600	1,860
Cosan SA Industria e Comercio	400	8,872
Cyrela Brazil Realty SA Empreendimentos e Participacoes	800	6,377
Duratex SA	840	5,830
EcoRodovias Infraestrutura e Logistica SA	400	3,179
Embraer SA	1,200	10,995
Fibria Celulose SAa	800	8,816
Hypermarcas SA	1,000	8,019
JBS SA	800	2,626
Kroton Educacional SA	600	8,849
Localiza Rent A Car SA	410	6,329
Lojas Americanas SA	400	2,994
Lojas Renner SA	400	13,974
MPX Energia SAa	200	891
Multiplan Empreendimentos Imobiliarios SA	200	5,251
Multiplus SA	200	3,442
Natura Cosmeticos SA	400	9,513
Odontoprev SA	800	3,770
Qualicorp SAa	400	3,564
Raia Drogasil SA	600	6,465
Souza Cruz SA	1,000	13,632
TIM Participacoes SA	1,200	4,586
Totvs SA	400	7,081
Ultrapar Participacoes SA	1,000	25,322
WEG SA	800	10,624

		398,892

CHILE — 1.58%
Banco de Credito e Inversiones	56	3,388
CAP SA	222	5,525
Cencosud SA	3,256	17,272
Colbun SA	22,990	6,532
Compania Cervecerias Unidas SA	342	4,592
Empresas Copec SA	716	9,549
LATAM Airlines Group SA	762	13,677
S.A.C.I. Falabella SA	2,274	26,139

		86,674

CHINA — 17.96%
Air China Ltd. Class H	4,000	3,308

Security	Shares	Value

Aluminum Corp. of China Ltd. Class Ha	16,000	$6,513
Anhui Conch Cement Co. Ltd. Class H	4,000	13,062
AviChina Industry & Technology Co. Ltd. Class H	8,000	4,297
BBMG Corp. Class H	4,000	2,906
Beijing Capital International Airport Co. Ltd. Class H	4,000	2,731
Beijing Enterprises Holdings Ltd.	2,000	16,373
Belle International Holdings Ltd.[b]	14,000	21,606
Bosideng International Holdings Ltd.	12,000	3,215
Brilliance China Automotive Holdings Ltd.[a]	8,000	9,213
BYD Co. Ltd. Class Ha,b	1,000	4,399
China Everbright International Ltd.	8,000	6,472
China Gas Holdings Ltd.	8,000	8,007
China Life Insurance Co. Ltd. Class H	22,000	56,822
China Longyuan Power Group Corp. Ltd. Class H	8,000	7,987
China Mengniu Dairy Co. Ltd.[b]	4,000	13,938
China Merchants Bank Co. Ltd. Class H	12,000	24,239
China Minsheng Banking Corp. Ltd. Class H	7,000	8,576
China National Building Material Co. Ltd. Class H	4,000	4,267
China Oilfield Services Ltd. Class H	4,000	8,461
China Overseas Grand Oceans Group Ltd.	2,000	2,927
China Overseas Land & Investment Ltd.	12,000	35,786
China Pacific Insurance (Group) Co. Ltd. Class H	8,000	27,052
China Railway Construction Corp. Ltd. Class H	6,000	5,967
China Railway Group Ltd. Class H	12,000	6,261
China Resources Gas Group Ltd.	4,000	10,460
China Resources Land Ltd.	4,000	12,289
China Resources Power Holdings Co. Ltd.	4,000	10,537
China Shenhua Energy Co. Ltd. Class H	10,000	32,785
China State Construction International Holdings Ltd.	4,000	6,441
China Taiping Insurance Holdings Co. Ltd.[a]	2,400	4,267
China Unicom (Hong Kong) Ltd.[b]	12,000	16,479
CNOOC Ltd.	52,000	91,905
Country Garden Holdings Co. Ltd.	14,000	8,043
CSR Corp Ltd. Class H	6,000	4,344
Dah Chong Hong Holdings Ltd.	4,000	3,612
Daphne International Holdings Ltd.	4,000	3,633
Dongfeng Motor Group Co. Ltd. Class H	8,000	12,614
ENN Energy Holdings Ltd.	4,000	22,543
Evergrande Real Estate Group Ltd.[b]	8,000	3,215
Far East Horizon Ltd.	4,000	2,721
Geely Automobile Holdings Ltd.	10,000	4,960
Golden Eagle Retail Group Ltd.	2,000	3,184
Great Wall Motor Co. Ltd. Class H	3,000	14,357
Greentown China Holdings Ltd.[a]	2,000	3,561
Guangdong Investment Ltd.	8,000	7,018
Guangzhou R&F Properties Co. Ltd. Class H	3,200	5,961
Haier Electronics Group Co. Ltd.[a]	2,000	3,555
Haitong Securities Co. Ltd. Class Ha	2,400	3,623
Hengan International Group Co. Ltd.	2,000	22,183
Huaneng Power International Inc. Class H	8,000	8,224
Intime Department Store Group Co. Ltd.	3,000	3,126
Kunlun Energy Co. Ltd.	8,000	15,355
Lee & Man Paper Manufacturing Ltd.	4,000	2,695
Lenovo Group Ltd.	20,000	20,585
Longfor Properties Co. Ltd.	4,000	6,802
New China Life Insurance Co. Ltd. Class H	1,800	6,191
Nine Dragons Paper (Holdings) Ltd.	6,000	4,614
People’s Insurance Co. Group of China Ltd. Class Ha,b	14,000	6,961
PICC Property and Casualty Co. Ltd. Class H	8,000	9,450
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	37,229
Poly Property Group Co. Ltd.[a]	4,000	2,710
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	10,007
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,600	3,121

64

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2013

Security	Shares	Value

Shenzhou International Group Holdings Ltd.	2,000	$6,815
Shimao Property Holdings Ltd.	4,000	8,698
Sihuan Pharmaceutical Holdings Group Ltd.	6,000	3,664
Sino Biopharmaceutical Ltd.	8,000	5,606
Sino-Ocean Land Holdings Ltd.	7,000	4,283
Sinopec Shanghai Petrochemical Co. Ltd. Class H	8,000	2,937
Sinopharm Group Co. Ltd. Class H	2,400	6,493
Sun Art Retail Group Ltd.	6,000	8,518
Tencent Holdings Ltd.	3,000	118,952
Tingyi (Cayman Islands) Holding Corp.	4,000	10,295
Uni-President China Holdings Ltd.	4,000	4,442
Want Want China Holdings Ltd.	18,000	26,619
Wumart Stores Inc. Class H	2,000	4,081
Yingde Gases Group Co. Ltd.	3,000	3,246
Zhaojin Mining Industry Co. Ltd. Class H	3,000	2,976
Zhongsheng Group Holdings Ltd.	2,000	2,520
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	6,286
ZTE Corp. Class Ha	1,600	2,593

		984,769
COLOMBIA — 0.97%
Almacenes Exito SA	404	6,550
Bancolombia SA SP ADR	470	27,213
Ecopetrol SA SP ADR	328	14,219
Isagen SA ESP	3,778	5,183

		53,165
CZECH REPUBLIC — 0.31%
CEZ AS	232	6,428
Komercni Banka AS	56	10,590

		17,018

HUNGARY — 0.21%
MOL Hungarian Oil and Gas PLC	116	8,442
OTP Bank PLC	156	3,343

		11,785
INDIA — 6.85%
Adani Enterprises Ltd.	172	645
Adani Ports and Special Economic Zone Ltd.	1,216	3,273
Apollo Hospitals Enterprise Ltd.	8	143
Asian Paints Ltd.	80	6,888
Bharti Airtel Ltd.	1,708	9,130
Cipla Ltd.	972	6,376
Dabur India Ltd.	1,222	3,383
Divi’s Laboratories Ltd.	190	3,288
Dr. Reddy’s Laboratories Ltd.	290	10,741
Godrej Consumer Products Ltd.	338	5,177
HCL Technologies Ltd.	624	8,229
HDFC Bank Ltd.	4,364	54,120
Hindustan Unilever Ltd.	2,474	25,951
Housing Development Finance Corp. Ltd.	4,104	64,675
ICICI Bank Ltd.	778	15,901
Idea Cellular Ltd.[a]	2,042	4,738
ITC Ltd.	6,298	37,898
Kotak Mahindra Bank Ltd.	814	11,283
Larsen & Toubro Ltd.	302	7,489
Lupin Ltd.	396	5,172
Ranbaxy Laboratories Ltd.[a]	198	1,316

Security	Shares	Value

Reliance Power Ltd.[a]	1,654	$2,016
Satyam Computer Services Ltd.[a]	1,278	2,500
Sun Pharmaceuticals Industries Ltd.	874	16,156
Tata Consultancy Services Ltd.	1,350	35,813
Tata Motors Ltd.	1,098	6,090
Titan Industries Ltd.	656	3,409
Ultratech Cement Ltd.	96	3,192
United Breweries Ltd.	296	4,010
United Spirits Ltd.	270	11,541
Zee Entertainment Enterprises Ltd.	1,286	5,148

		375,691
INDONESIA — 3.12%
PT Astra International Tbk	19,000	13,675
PT Bank Central Asia Tbk	36,000	38,040
PT Bank Mandiri (Persero) Tbk	18,000	17,825
PT Bumi Resources Tbk	43,000	2,897
PT Bumi Serpong Damai Tbk	9,816	2,205
PT Charoen Pokphand Indonesia Tbk	21,000	10,613
PT Global Mediacom Tbk	18,000	4,778
PT Indocement Tunggal Prakarsa Tbk	4,000	9,699
PT Indofood CBP Sukses Makmur Tbk	3,140	4,200
PT Indosat Tbk	7,000	3,716
PT Jasa Marga (Persero) Tbk	6,000	4,104
PT Kalbe Farma Tbk	70,000	10,362
PT Lippo Karawaci Tbk	40,110	7,535
PT Media Nusantara Citra Tbk	17,000	5,814
PT Perusahaan Gas Negara (Persero) Tbk	15,000	8,423
PT Semen Gresik (Persero) Tbk	8,000	14,701
PT Unilever Indonesia Tbk	4,000	12,455

		171,042
MALAYSIA — 3.96%
AirAsia Bhd	3,600	3,717
Astro Malaysia Holdings Bhd	5,000	5,211
Axiata Group Bhd	7,200	15,683
British American Tobacco (Malaysia) Bhd	200	4,101
Bumi Armada Bhd[a]	3,600	4,624
CIMB Group Holdings Bhd	12,800	34,200
DiGi.Com Bhd	9,200	14,101
Felda Global Ventures Holdings Bhd	3,400	4,838
Gamuda Bhd	4,500	7,014
Genting Bhd	5,800	18,940
Genting Plantations Bhd	800	2,323
Hong Leong Bank Bhd	1,600	7,321
IJM Corp. Bhd	1,600	2,953
Kuala Lumpur Kepong Bhd	1,600	10,935
Maxis Bhd	3,000	6,544
MMC Corp. Bhd	4,600	3,859
Petronas Dagangan Bhd	600	4,840
Petronas Gas Bhd	1,800	12,337
Public Bank Bhd Foreign	3,000	16,321
Sapurakencana Petroleum Bhd[a]	10,400	15,102
Telekom Malaysia Bhd	2,200	3,897
UEM Land Holdings Bhd[a]	4,800	5,421
UMW Holdings Bhd	1,800	8,376
YTL Corp. Bhd	7,800	4,254

		216,912

65

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2013

Security	Shares	Value

MEXICO — 5.16%
America Movil SAB de CV Series L	55,800	$55,884
Arca Continental SAB de CV	1,000	7,869
Coca-Cola FEMSA SAB de CV Series L	800	11,648
El Puerto de Liverpool SA de CV Series C1	600	7,023
Fomento Economico Mexicano SAB de CV BD Units	2,800	30,395
Genomma Lab Internacional SAB de CV Series Ba	2,200	4,657
Grupo Bimbo SAB de CV Series A	4,800	14,152
Grupo Carso SAB de CV Series A1	1,000	5,232
Grupo Financiero Banorte SAB de CV Series O	5,400	34,406
Grupo Financiero Inbursa SAB de CV Series O	3,000	6,855
Grupo Mexico SAB de CV Series B	5,400	17,807
Grupo Televisa SAB de CV CPO	2,600	13,549
Kimberly-Clark de Mexico SAB de CV Series A	1,600	5,448
Mexichem SAB de CV	3,200	14,655
Minera Frisco SAB de CV Series A1[a]	1,800	6,658
OHL Mexico SAB de CVa	800	2,152
Wal-Mart de Mexico SAB de CV Series V	15,200	44,685

		283,075
PERU — 0.50%
Credicorp Ltd.	200	27,524

		27,524
PHILIPPINES — 1.08%
Aboitiz Equity Ventures Inc.	2,600	3,321
Ayala Corp.	220	3,279
Ayala Land Inc.	16,000	12,775
DMCI Holdings Inc.	2,000	2,671
Energy Development Corp.	23,400	3,432
International Container Terminal Services Inc.	2,400	5,283
Jollibee Foods Corp.	1,320	4,241
SM Investments Corp.	310	8,207
SM Prime Holdings Inc.	20,400	9,411
Universal Robina Corp.	2,200	6,532

		59,152
POLAND — 1.73%
Alior Bank SAa	118	2,995
Bank Handlowy w Warszawie SA	136	4,093
Bank Millennium SAa	1,094	1,707
Bank Pekao SA	350	17,625
Bank Zachodni WBK SA	78	6,899
BRE Bank SA	40	4,773
Cyfrowy Polsat SAa	644	3,539
Eurocash SA	200	3,976
Grupa Azoty SA	124	2,825
Kernel Holding SAa	156	2,712
Polskie Gornictwo Naftowe i Gazownictwo SAa	5,246	9,804
Powszechna Kasa Oszczednosci Bank Polski SA	1,164	12,273
Powszechny Zaklad Ubezpieczen SA	154	21,457

		94,678

RUSSIA — 5.73%
LSR Group OJSC SP GDR[c]	648	2,348
Magnit OJSC SP GDR[c]	748	40,953
MegaFon OAO SP GDR[a]	200	6,254
MMC Norilsk Nickel OJSC	162	23,562

Security	Shares	Value

Mobile TeleSystems OJSC SP ADR	1,376	$26,516
NovaTek OAO SP GDR[c]	260	29,172
Rosneft Oil Co. OJSC	1,940	12,848
Rostelecom OJSC	3,420	10,816
RusHydro OJSC	242,000	3,560
Sberbank of Russia	31,040	96,270
Sistema JSFC SP GDR[c]	68	1,298
Surgutneftegas OJSC	10,600	8,065
Tatneft OAO Class S	4,100	23,163
TMK OAO SP GDR[c]	182	1,995
Uralkali OJSC	3,800	27,441

		314,261
SOUTH AFRICA — 6.77%
Anglo American Platinum Ltd.[a]	122	3,990
AngloGold Ashanti Ltd.	764	13,826
Aspen Pharmacare Holdings Ltd.[a]	810	16,708
Bidvest Group Ltd.	840	21,665
Discovery Ltd.	1,046	8,422
Foschini Group Ltd. (The)	602	6,328
Life Healthcare Group Holdings Ltd.	2,630	9,564
Massmart Holdings Ltd.	318	6,198
Mr. Price Group Ltd.	692	8,813
MTN Group Ltd.[b]	4,848	88,095
Naspers Ltd. Class N	1,126	83,403
Netcare Ltd.	2,136	4,969
Northam Platinum Ltd.[a]	698	2,490
Pick n Pay Stores Ltd.	754	3,058
PPC Ltd.	1,210	3,891
Sanlam Ltd.	5,518	26,000
Shoprite Holdings Ltd.	1,234	21,617
SPAR Group Ltd. (The)	516	6,210
Tiger Brands Ltd.	298	9,164
Truworths International Ltd.	1,282	11,087
Woolworths Holdings Ltd.	2,182	15,741

		371,239
SOUTH KOREA — 14.03%
AmorePacific Corp.	8	6,529
AmorePacific Group	6	2,069
Celltrion Inc.	174	5,791
Cheil Industries Inc.	34	2,763
Cheil Worldwide Inc.[a]	300	7,051
CJ CheilJedang Corp.	24	6,288
CJ Corp.	44	4,888
Coway Co. Ltd.	114	5,601
Daewoo International Corp.	100	3,222
Doosan Infracore Co. Ltd.[a]	300	3,465
E-Mart Co. Ltd.	60	10,543
Halla Visteon Climate Control Corp.	80	2,355
Hankook Tire Co. Ltd.	189	8,833
Hyundai Department Store Co. Ltd.	20	2,797
Hyundai Glovis Co. Ltd.	36	5,911
Hyundai Hysco Co. Ltd.	100	3,080
Hyundai Merchant Marine Co. Ltd.[a]	103	1,071
Hyundai Wia Corp.	44	6,446
Kangwon Land Inc.	120	3,691
Kia Motors Corp.	280	14,698
Korea Aerospace Industries Ltd.	100	2,616
Korean Air Lines Co. Ltd.[a]	100	3,266
LG Display Co. Ltd.[a]	700	19,487

66

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2013

Security	Shares	Value

LG Electronics Inc.	110	$7,906
LG Household & Health Care Ltd.	26	14,361
LG Innotek Co. Ltd.[a]	30	2,802
LG Uplus Corp.[a]	720	7,457
Lotte Chemical Corp.	46	6,739
Lotte Confectionery Co. Ltd.	2	3,098
Lotte Shopping Co. Ltd.	18	5,824
LS Corp.	50	3,134
LS Industrial Systems Co. Ltd.	46	2,484
Mando Corp.	6	526
NCsoft Corp.	44	6,115
NHN Corp.	118	31,858
OCI Co. Ltd.	50	6,550
ORION Corp.	10	9,631
S1 Corp.	68	3,925
Samsung C&T Corp.	172	9,348
Samsung Electro-Mechanics Co. Ltd.	170	14,868
Samsung Electronics Co. Ltd.	318	432,933
Samsung SDI Co. Ltd.	98	12,448
Samsung Techwin Co. Ltd.	110	6,602
SK Hynix Inc.[a]	1,520	43,325
Yuhan Corp.	28	4,598

		768,993
TAIWAN — 11.14%
Acer Inc.[a]	4,000	3,235
AU Optronics Corp.[a]	12,000	5,535
Cathay Financial Holding Co. Ltd.	26,000	33,890
Chailease Holding Co. Ltd.	2,000	6,043
Cheng Shin Rubber Industry Co. Ltd.	6,000	17,988
China Airlines Ltd.[a]	12,000	4,873
China Development Financial Holding Corp.[a]	14,000	4,155
China Life Insurance Co. Ltd.[a]	6,089	6,187
Clevo Co.	2,080	3,886
Delta Electronics Inc.	6,000	28,877
E.Sun Financial Holding Co. Ltd.	12,000	7,420
Epistar Corp.	2,000	3,957
EVA Airways Corp.[a]	6,000	3,710
Far Eastern Department Stores Co. Ltd.	4,000	3,804
Far EasTone Telecommunications Co. Ltd.	4,000	9,559
Formosa Petrochemical Corp.	4,000	10,441
Foxconn Technology Co. Ltd.	2,000	5,414
Giant Manufacturing Co. Ltd.	2,000	13,971
Hiwin Technologies Corp.	50	319
Hon Hai Precision Industry Co. Ltd.	14,000	35,889
MediaTek Inc.	4,000	49,733
Nan Kang Rubber Tire Co. Ltd.	2,234	2,669
Pegatron Corp.[a]	4,000	7,259
President Chain Store Corp.	2,000	12,366
Radiant Opto-Electronics Corp.	2,000	7,620
Ruentex Industries Ltd.	2,000	4,686
Standard Foods Corp.	2,000	6,491
Taiwan Fertilizer Co. Ltd.	2,000	5,221
Taiwan Mobile Co. Ltd.	4,000	14,639
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	256,183
Uni-President Enterprises Co.	12,000	23,743
Vanguard International Semiconductor Corp.	4,000	4,980
Yang Ming Marine Transport Corp.[a]	6,000	2,567
Yulon Motor Co. Ltd.	2,000	3,342

		610,652

Security	Shares	Value

THAILAND — 2.92%
Advanced Information Service PCL NVDR	1,200	$10,425
Airports of Thailand PCL NVDR	1,400	8,555
Bangkok Dusit Medical Services PCL NVDR	1,000	5,582
Bank of Ayudhya PCL NVDR	3,600	4,013
BEC World PCL NVDR	3,200	6,712
Central Pattana PCL NVDR	4,400	7,812
Charoen Pokphand Foods PCL NVDR	5,600	5,364
CP All PCL NVDR	12,800	18,180
Glow Energy PCL NVDR	1,400	3,237
Home Product Center PCL NVDR	9,200	4,923
Indorama Ventures PCL NVDR	4,200	3,052
IRPC PCL NVDR	30,000	3,666
Kasikornbank PCL Foreign	3,400	21,899
Kasikornbank PCL NVDR	2,000	12,882
Minor International PCL NVDR	4,800	4,281
Siam Cement PCL Foreign	1,200	18,391
Siam Commercial Bank PCL NVDR	2,400	13,754
Siam Makro PCL NVDR	200	5,126
True Corp. PCL NVDR[a]	5,600	2,053

		159,907
TURKEY — 2.02%
Akbank TAS	3,174	15,124
Anadolu Efes Biracilik ve Malt Sanayii AS	602	8,631
Arcelik AS	666	5,040
BIM Birlesik Magazalar AS	310	14,623
Coca-Cola Icecek AS	196	5,981
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,072	3,412
Koza Altin Isletmeleri AS	106	1,864
TAV Havalimanlari Holding AS	512	3,234
Turk Hava Yollari AO	510	2,365
Turkiye Garanti Bankasi AS	6,594	34,091
Turkiye Halk Bankasi AS	1,176	12,599
Yapi ve Kredi Bankasi AS	1,192	3,558

		110,522

TOTAL COMMON STOCKS (Cost: $4,922,894)		5,115,951

PREFERRED STOCKS — 5.87%

BRAZIL — 4.91%
Banco Bradesco SA	2,270	36,542
Braskem SA Class A	600	4,701
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	400	19,468
Companhia de Bebidas das Americas	2,000	76,856
Itau Unibanco Holding SA	7,220	109,694
Klabin SA	1,400	8,515
Lojas Americanas SA	1,200	9,707
Marcopolo SA	600	3,911

		269,394
CHILE — 0.30%
Embotelladora Andina SA Class B	632	4,021
Sociedad Quimica y Minera de Chile SA Series B	262	12,233

		16,254

67

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2013

Security	Shares	Value

COLOMBIA — 0.14%
Grupo Aval Acciones y Valores SA	10,148	$7,440

		7,440
RUSSIA — 0.14%
Sberbank of Russia	3,400	7,729

		7,729
SOUTH KOREA — 0.38%
Samsung Electronics Co. Ltd.	24	21,032

		21,032

TOTAL PREFERRED STOCKS (Cost: $338,054)		321,849

RIGHTS — 0.01%

CHINA — 0.01%
PICC Property and Casualty Co. Ltd. Class Ha	880	430

		430

TOTAL RIGHTS (Cost: $0)		430

SHORT-TERM INVESTMENTS — 1.79%

MONEY MARKET FUNDS — 1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d],e,f	6,663	6,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d],e,f	91,337	91,337

		98,000

TOTAL SHORT-TERM INVESTMENTS (Cost: $98,000)		98,000

TOTAL INVESTMENTS IN SECURITIES — 100.98% (Cost: $5,358,948)		5,536,230
Other Assets, Less Liabilities — (0.98)%		(53,498)

NET ASSETS — 100.00%		$5,482,732

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

68

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 95.68%

BRAZIL — 6.13%
CCR SA	1,191,300	$10,915,572
Cielo SA	324,920	8,379,921
Companhia de Bebidas das Americas	108,300	4,166,850
CPFL Energia SA	1,046,900	11,050,488
EcoRodovias Infraestrutura e Logistica SA	1,877,200	14,920,419
EDP Energias do Brasil SA	2,418,700	14,347,403
Natura Cosmeticos SA	324,900	7,727,335
Porto Seguro SA	4,200	51,935
Souza Cruz SA	1,335,700	18,207,685
Totvs SA	649,800	11,502,638
Tractebel Energia SA	1,299,600	22,517,746
Transmissora Alianca de Energia Eletrica SA	613,700	6,676,439
Ultrapar Participacoes SA	72,200	1,828,234

		132,292,665
CHILE — 5.56%
AES Gener SA	5,780,693	3,949,137
Aguas Andinas SA Series A	14,104,992	10,457,295
Banco de Chile	88,974,184	13,130,543
Banco de Credito e Inversiones	145,844	8,823,066
Colbun SA	50,937,151	14,473,331
CorpBanca SA	1,542,235,681	18,353,037
E.CL SA	563,521	1,046,226
Empresa Nacional de Electricidad SA	8,752,806	14,044,801
Empresa Nacional de Telecomunicaciones SA	520,201	9,582,469
Empresas CMPC SA	332,842	1,095,899
LATAM Airlines Group SA	906,471	16,269,648
S.A.C.I. Falabella SA	275,804	3,170,255
Vina Concha y Toro SA	2,795,584	5,563,067

		119,958,774
CHINA — 14.29%
Agricultural Bank of China Ltd. Class H	15,884,000	7,448,055
Bank of China Ltd. Class H	43,320,000	20,536,095
Bank of Communications Co. Ltd. Class H	2,527,000	1,936,885
Beijing Enterprises Holdings Ltd.	361,000	2,955,319
China CITIC Bank Corp. Ltd. Class H	4,332,000	2,338,213
China Construction Bank Corp. Class H	19,133,000	15,527,632
China Life Insurance Co. Ltd. Class H	1,444,000	3,729,608
China Mengniu Dairy Co. Ltd.	2,527,000	8,805,502
China Minsheng Banking Corp. Ltd. Class H	1,444,000	1,769,006
China Mobile Ltd.	2,707,500	28,756,811
China Pacific Insurance (Group) Co. Ltd. Class H	722,000	2,441,451
China Petroleum & Chemical Corp. Class H	10,830,000	11,188,824
China Resources Enterprise Ltd.	722,000	2,357,745
China Resources Gas Group Ltd.	7,920,000	20,711,084
China Resources Power Holdings Co. Ltd.	3,610,000	9,510,035
China Telecom Corp. Ltd. Class H	7,942,000	3,805,874
China Vanke Co. Ltd. Class B	2,111,192	4,242,618
ENN Energy Holdings Ltd.	166,000	935,552
Guangdong Investment Ltd.	12,274,000	10,767,499
Hengan International Group Co. Ltd.	1,985,500	22,021,893
Industrial and Commercial Bank of China Ltd. Class H	19,855,000	13,990,680
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,850,685	24,224,321

Security	Shares	Value

Jiangsu Expressway Co. Ltd. Class H	12,274,000	$14,941,683
Kunlun Energy Co. Ltd.	4,332,000	8,314,886
PetroChina Co. Ltd. Class H	3,610,000	4,203,947
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,444,000	1,806,209
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,281,400	12,250,785
Sihuan Pharmaceutical Holdings Group Ltd.	2,527,000	1,542,997
Tencent Holdings Ltd.	252,700	10,019,717
Tingyi (Cayman Islands) Holding Corp.	5,776,000	14,866,347
Tsingtao Brewery Co. Ltd. Class H	892,000	6,210,723
Wumart Stores Inc. Class H	722,000	1,473,242
Zhejiang Expressway Co. Ltd. Class H	14,440,000	12,797,856

		308,429,094
COLOMBIA — 1.35%
Almacenes Exito SA	203,243	3,295,142
Cementos Argos SA	116,121	474,311
Corporacion Financiera Colombiana SA NVS[a]	4,347	80,311
Corporacion Financiera Colombiana SA	213,351	4,082,450
Ecopetrol SA	7,114,588	15,200,837
Grupo Argos SA	562,469	5,938,089

		29,071,140
CZECH REPUBLIC — 0.68%
Telefonica O2 Czech Republic AS	1,008,995	14,685,900

		14,685,900
EGYPT — 0.85%
Commercial International Bank (Egypt) SAE	2,795,223	14,677,047
Egyptian Kuwaiti Holding Co. SAE	952,651	866,912
National Societe Generale Bank SAE	285,244	1,077,464
Telecom Egypt Co. SAE	914,125	1,769,675

		18,391,098
INDIA — 2.29%
Bharat Petroleum Corp. Ltd.	789,507	5,267,340
Cipla Ltd.	1,757,348	11,528,464
Coal India Ltd.	1,319,094	7,582,718
Dr. Reddy’s Laboratories Ltd.	133,931	4,960,320
Infosys Ltd.	1,464	62,508
Lupin Ltd.	348,365	4,549,683
Oil & Natural Gas Corp. Ltd.	3,726	21,630
Piramal Enterprises Ltd.	381,938	3,620,584
Sun Pharmaceuticals Industries Ltd.	643,023	11,885,993

		49,479,240
INDONESIA — 7.67%
PT Astra Agro Lestari Tbk	2,527,000	5,030,781
PT Bank Central Asia Tbk	30,362,268	32,082,642
PT Bank Danamon Indonesia Tbk	16,606,000	9,748,290
PT Bank Mandiri (Persero) Tbk	9,205,500	9,116,217
PT Bank Negara Indonesia (Persero) Tbk	15,703,500	7,815,678
PT Bank Rakyat Indonesia (Persero) Tbk	13,718,000	12,464,543
PT Indo Tambangraya Megah Tbk	361,000	1,105,666
PT Indocement Tunggal Prakarsa Tbk	541,500	1,312,979
PT Indofood Sukses Makmur Tbk	3,790,500	2,844,326
PT Jasa Marga (Persero) Tbk	23,465,000	16,050,587
PT Semen Gresik (Persero) Tbk	4,873,500	8,955,896
PT Telekomunikasi Indonesia (Persero) Tbk	24,006,500	27,082,371

69

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

PT Unilever Indonesia Tbk	10,288,500	$32,036,677

		165,646,653
MALAYSIA — 8.89%
Astro Malaysia Holdings Bhd	1,046,900	1,091,154
Berjaya Sports Toto Bhd	6,606,313	9,081,282
Hong Leong Bank Bhd	3,898,800	17,839,621
IHH Healthcare Bhd[a]	22,309,800	28,724,137
Malayan Banking Bhd	9,927,500	32,611,149
Maxis Bhd	11,118,800	24,253,981
Petronas Chemicals Group Bhd	3,249,000	6,919,458
Petronas Dagangan Bhd	1,732,800	13,978,703
Petronas Gas Bhd	1,877,200	12,865,998
Public Bank Bhd Foreign	6,064,800	32,995,330
Sime Darby Bhd	2,707,500	8,229,961
Tenaga Nasional Bhd	1,191,300	3,209,860

		191,800,634
MEXICO — 2.70%
Arca Continental SAB de CV	288,800	2,272,468
Coca-Cola FEMSA SAB de CV Series L	324,900	4,730,436
El Puerto de Liverpool SA de CV Series C1	1,805,000	21,128,544
Fibra Uno Administracion SA de CV	397,947	1,375,841
Grupo Aeroportuario del Pacifico SAB de CV Series B	649,800	3,434,194
Grupo Financiero Santander Mexico SAB de CV Series B	3,249,000	10,435,269
Grupo Modelo SAB de CV Series C	1,256,400	11,296,256
Wal-Mart de Mexico SAB de CV Series V	1,263,500	3,714,482

		58,387,490
MOROCCO — 0.25%
Attijariwafa Bank	144,761	5,371,184

		5,371,184
PERU — 1.17%
Credicorp Ltd.	183,254	25,219,415

		25,219,415
PHILIPPINES — 3.43%
Aboitiz Power Corp.	4,265,900	3,607,900
Ayala Corp.	90,250	1,345,103
Bank of the Philippine Islands	7,588,220	18,400,581
Energy Development Corp.	7,198,100	1,055,789
International Container Terminal Services Inc.	2,624,470	5,777,311
Jollibee Foods Corp.	1,823,050	5,856,877
Metropolitan Bank & Trust Co.	2,303,180	6,881,751
Philippine Long Distance Telephone Co.	357,390	26,193,381
San Miguel Corp.	2,294,960	4,994,945

		74,113,638
POLAND — 0.37%
Polskie Gornictwo Naftowe i Gazownictwo SAa	4,251,497	7,945,520

		7,945,520

Security	Shares	Value

RUSSIA — 0.66%
LUKOIL OAO	243,675	$14,329,223

		14,329,223
SOUTH AFRICA — 7.92%
Aspen Pharmacare Holdings Ltd.[a]	907,554	18,719,894
Bidvest Group Ltd.	207,214	5,344,441
Discovery Ltd.	560,272	4,511,249
Foschini Group Ltd. (The)	207,575	2,182,068
Growthpoint Properties Ltd.	5,382,510	13,585,022
Liberty Holdings Ltd.	377,245	4,721,305
Life Healthcare Group Holdings Ltd.	4,650,402	16,910,132
Massmart Holdings Ltd.	76,171	1,484,539
Nedbank Group Ltd.	291,327	5,261,103
Pick n Pay Stores Ltd.	980,476	3,976,582
PPC Ltd.	2,012,575	6,472,010
Redefine Properties Ltd.	11,742,247	11,485,744
Remgro Ltd.	958,816	18,860,360
Shoprite Holdings Ltd.	698,174	12,230,147
SPAR Group Ltd. (The)	433,561	5,217,946
Standard Bank Group Ltd.	1,819,079	20,227,359
Tiger Brands Ltd.	198,911	6,116,962
Truworths International Ltd.	642,219	5,554,119
Vodacom Group Ltd.	736,801	8,206,819

		171,067,801
SOUTH KOREA — 8.85%
AmorePacific Corp.[b]	14,801	12,079,775
Celltrion Inc.[b]	32,537	1,082,935
Cheil Industries Inc.	13,715	1,114,488
CJ CheilJedang Corp.	13,357	3,499,754
Dongbu Insurance Co. Ltd.	86,640	3,834,646
E-Mart Co. Ltd.	14,440	2,537,258
Hyundai Marine & Fire Insurance Co. Ltd.	161,520	4,653,869
Kangwon Land Inc.	407,930	12,548,081
Korea Electric Power Corp.[a]	72,200	1,712,809
Korean Air Lines Co. Ltd.[a]	72,200	2,358,308
KT Corp.	65,630	2,248,279
KT Corp. SP ADR	15,120	254,923
KT&G Corp.[b]	444,030	31,286,880
LG Household & Health Care Ltd.	17,328	9,571,277
Lotte Shopping Co. Ltd.[b]	9,747	3,153,517
NCsoft Corp.	7,220	1,003,399
NHN Corp.[b]	57,760	15,594,229
ORION Corp.	6,859	6,605,817
S1 Corp.	169,670	9,792,409
Samsung Electro-Mechanics Co. Ltd.	12,996	1,136,589
Samsung Electronics Co. Ltd.	11,552	15,727,163
Samsung Fire & Marine Insurance Co. Ltd.	40,793	8,269,095
Samsung Life Insurance Co. Ltd.	117,325	10,956,703
Samsung SDI Co. Ltd.	36,822	4,677,310
SK C&C Co. Ltd.	76,893	6,976,660
SK Telecom Co. Ltd.	77,976	14,460,451
Yuhan Corp.	23,465	3,853,021

		190,989,645
TAIWAN — 16.40%
Advanced Semiconductor Engineering Inc.	1,444,000	1,245,160
Advantech Co. Ltd.	2,888,000	14,189,037

70

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

Asia Cement Corp.	10,108,550	$12,517,439
ASUSTeK Computer Inc.	361,000	3,987,650
China Airlines Ltd.[a]	19,494,828	7,916,516
China Steel Corp.	18,050,375	15,353,678
Chunghwa Telecom Co. Ltd.	10,108,000	32,263,168
Compal Electronics Inc.	5,054,000	3,116,521
Delta Electronics Inc.	722,000	3,474,866
EVA Airways Corp.[a]	2,888,000	1,785,695
Far EasTone Telecommunications Co. Ltd.	10,504,000	25,101,471
Feng Hsin Iron & Steel Co. Ltd.	3,610,000	6,985,929
First Financial Holding Co. Ltd.	11,552,200	7,007,768
Formosa Chemicals & Fibre Corp.	361,000	851,825
Formosa Petrochemical Corp.	3,774,000	9,851,250
Formosa Plastics Corp.	3,249,000	7,546,975
Formosa Taffeta Co. Ltd.	5,415,000	5,067,513
Giant Manufacturing Co. Ltd.	1,083,000	7,565,074
Hua Nan Financial Holdings Co. Ltd.	22,743,000	13,340,229
Inventec Corp.	26,353,800	12,771,728
Lite-On Technology Corp.	12,274,475	19,630,135
MediaTek Inc.	361,000	4,488,369
President Chain Store Corp.	1,444,000	8,928,476
Realtek Semiconductor Corp.	1,444,300	3,673,504
ScinoPharm Taiwan Ltd.	2,166,000	5,081,992
Synnex Technology International Corp.	6,137,000	8,625,028
Taiwan Cement Corp.	5,415,000	7,139,764
Taiwan Cooperative Financial Holding Co. Ltd.	38,627,317	22,399,196
Taiwan Mobile Co. Ltd.	8,303,000	30,386,982
Taiwan Semiconductor Manufacturing Co. Ltd.	8,338,000	30,515,074
Transcend Information Inc.	2,166,000	7,116,237
TSRC Corp.	2,203,100	4,447,435
U-Ming Marine Transport Corp.	5,054,000	7,727,958
United Microelectronics Corp.	4,332,000	1,911,177

		354,010,819
THAILAND — 6.22%
Advanced Information Service PCL NVDR	1,724,700	14,982,530
Bangkok Bank PCL NVDR	3,245,200	21,974,104
Bangkok Dusit Medical Services PCL NVDR	2,684,200	14,983,643
Charoen Pokphand Foods PCL NVDR	7,485,000	7,169,777
CP All PCL NVDR	22,893,800	32,516,380
Kasikornbank PCL NVDR	2,460,800	15,849,909
PTT Exploration & Production PCL NVDR	199,800	1,003,125
PTT PCL NVDR	799,500	8,608,985
Siam Commercial Bank PCL NVDR	2,990,400	17,137,387

		134,225,840

TOTAL COMMON STOCKS (Cost: $2,020,642,687)		2,065,415,773

PREFERRED STOCKS — 4.18%

BRAZIL — 1.25%
AES Tiete SA	1,014,300	11,058,346
Companhia de Bebidas das Americas	220,100	8,458,041
Companhia Energetica de Minas Gerais	120,311	1,221,421
Companhia Paranaense de Energia Class B	397,100	6,116,965
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	8,400	29,897

		26,884,670

Security	Shares	Value

CHILE — 0.05%
Sociedad Quimica y Minera de Chile SA Series B	23,465	$1,095,581

		1,095,581
COLOMBIA — 2.08%
Banco Davivienda SA	916,940	12,225,227
Bancolombia SA	205,770	3,017,155
Grupo Argos SA	725,610	7,637,600
Grupo de Inversiones Suramericana SA	1,065,672	22,099,189

		44,979,171
RUSSIA — 0.21%
Surgutneftegas OJSC	7,292,200	4,439,540

		4,439,540
SOUTH KOREA — 0.59%
Samsung Electronics Co. Ltd.	14,475	12,685,005

		12,685,005

TOTAL PREFERRED STOCKS (Cost: $90,674,507)		90,083,967

RIGHTS — 0.00%

CHILE — 0.00%
Empresas CMPC SAa	22,400	7,354

		7,354

TOTAL RIGHTS (Cost: $0)		7,354

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c],d,e	10,628,645	10,628,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c],d,e	775,337	775,337

71

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d],e	2,207,662	$2,207,662

		13,611,644

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,611,644)		13,611,644

TOTAL INVESTMENTS IN SECURITIES — 100.49% (Cost: $2,124,928,838)		2,169,118,738
Other Assets, Less Liabilities — (0.49)%		(10,480,602)

NET ASSETS — 100.00%		$2,158,638,136

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

72

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.96%

BRAZIL — 5.96%
Aliansce Shopping Centers SA	7,500	$76,001
Arezzo Industria e Comercio SA	3,000	52,768
Autometal SA	4,200	40,571
B2W Companhia Global do Varejo[a]	4,200	19,596
Brasil Brokers Participacoes SA	10,800	33,425
Brasil Insurance Participacoes e Administracao SA	6,400	64,734
Brazil Pharma SA	8,400	48,646
Brookfield Incorporacoes SA	14,700	11,649
Companhia de Locacao das Americas	11,000	54,264
Diagnosticos da America SA	14,000	72,871
Equatorial Energia SA	11,242	110,546
Estacio Participacoes SA	19,500	152,247
Eternit SA	7,500	34,817
Even Construtora e Incorporadora SA	12,600	49,040
EZ TEC Empreendimentos e Participacoes SA	3,600	49,816
Fleury SA	5,600	52,572
Gafisa SAa	33,000	58,958
Helbor Empreendimentos SA	14,040	64,981
HRT Participacoes em Petroleo SAa	15,900	17,223
Iguatemi Empresa de Shopping Centers SA	5,900	68,668
International Meal Co. Holdings SA	4,200	51,797
Iochpe-Maxion SA	7,600	92,659
Julio Simoes Logistica SA	5,400	41,148
LLX Logistica SAa	18,300	14,588
LPS Brasil — Consultoria de Imoveis SA	5,400	47,352
Marfrig Alimentos SAa	15,400	54,738
Mills Estruturas e Servicos de Engenharia SA	6,600	109,992
PDG Realty SA Empreendimentos e Participacoes	79,800	86,440
Restoque Comercio e Confeccoes de Roupas SA	8,100	32,779
Rossi Residencial SA	13,200	21,355
Santos Brasil Participacoes SA Units	4,400	63,136
Sao Martinho SA	3,000	40,374
SLC Agricola SA	4,200	37,499
Tecnisa SA	7,200	31,602
Tegma Gestao Logistica SA	2,700	34,184
TPI — Triunfo Participacoes e Investimentos SA	5,400	30,386
UNICASA Industria de Moveis SA	6,300	23,043
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	82,155
Vanguarda Agro SAa	17,411	30,208

		2,058,828
CHILE — 1.91%
Administradora de Fondos de Pensiones Provida SA	13,877	81,906
Besalco SA	32,595	53,807
Compania SudAmericana de Vapores SAa	361,206	28,758
Inversiones Aguas Metropolitanas SA	40,236	79,617
Norte Grande SA	2,791,794	24,877
Parque Arauco SA	46,322	105,759
SalfaCorp SA	30,432	46,617
Sociedad Matriz SAAM SA	786,147	84,187
Sonda SA	47,708	154,177

		659,705

Security	Shares	Value

CHINA — 17.60%
361 Degrees International Ltd.	129,000	$32,405
Ajisen (China) Holdings Ltd.	33,000	24,954
AMVIG Holdings Ltd.	78,000	30,445
Anhui Expressway Co. Ltd. Class H	54,000	28,242
Anton Oilfield Services Group	106,000	91,488
Anxin-China Holdings Ltd.	316,000	77,343
Asia Cement China Holdings Corp.	72,000	37,842
Asian Citrus Holdings Ltd.	60,000	25,738
Beijing Capital Land Ltd. Class H	126,000	55,998
Beijing Enterprises Water Group Ltd.	266,000	100,742
Boshiwa International Holding Ltd.[a,b]	32,000	1,731
C C Land Holdings Ltd.	159,000	48,338
China Automation Group Ltd.	129,000	32,405
China Datang Corp. Renewable Power Co. Ltd. Class H	252,000	62,977
China Dongxiang (Group) Co. Ltd.	238,000	45,069
China High Speed Transmission Equipment Group Co. Ltd.[a]	96,000	49,467
China Huiyuan Juice Group Ltd.[a]	94,500	38,712
China Lilang Ltd.	30,000	15,999
China Lumena New Materials Corp.	210,000	45,177
China Medical System Holdings Ltd.	83,000	83,398
China Metal Recycling Holdings Ltd.[b]	12,000	10,933
China Modern Dairy Holdings Ltd.[a]	123,000	41,830
China Oil and Gas Group Ltd.	420,000	78,451
China Power International Development Ltd.	150,000	57,969
China Power New Energy Development Co. Ltd.[a]	840,000	49,776
China Precious Metal Resources Holdings Co. Ltd.[a]	252,000	44,149
China Rare Earth Holdings Ltd.	156,000	25,723
China Rongsheng Heavy Industries Group Holdings Ltd.[a]	320,000	56,062
China Shineway Pharmaceutical Group Ltd.	36,000	69,192
China Singyes Solar Technologies Holdings Ltd.	54,000	59,824
China South City Holdings Ltd.	294,000	66,656
China Suntien Green Energy Corp. Ltd. Class H	195,000	71,340
China Travel International Investment Hong Kong Ltd.	234,000	45,819
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	195,000	37,931
China Water Affairs Group Ltd.	150,000	55,070
China Wireless Technologies Ltd.	132,000	60,365
China Yongda Automobiles Services Holdings Ltd.	51,000	48,419
China Yurun Food Group Ltd.[a]	112,000	77,189
China ZhengTong Auto Services Holdings Ltd.[a]	52,500	29,419
Chinasoft International Ltd.[a]	120,000	34,008
Chongqing Machinery & Electric Co. Ltd. Class H	186,000	25,158
CITIC Dameng Holdings Ltd.	264,000	24,826
CITIC Resources Holdings Ltd.[a]	336,000	43,716
Comba Telecom Systems Holdings Ltd.[a]	69,000	24,977
Cosco International Holdings Ltd.	218,000	90,426
CSPC Pharmaceutical Group Ltd.	108,000	56,207
Dazhong Transportation Group Co. Ltd. Class B	64,800	42,703
Digital China Holdings Ltd.	54,000	75,545
Dongyue Group Ltd.	72,000	35,523
Extrawell Pharmaceutical Holdings Ltd.[a]	300,000	26,279
Fantasia Holdings Group Co. Ltd.	238,500	40,555
First Tractor Co. Ltd. Class Ha	36,000	25,738
Fufeng Group Ltd.[a]	88,400	34,163
Global Bio-Chem Technology Group Co. Ltd.[a]	174,000	16,139
Haitian International Holdings Ltd.	53,000	92,443
Hanergy Solar Group Ltd.[a]	980,000	64,384
Hangzhou Steam Turbine Co. Ltd. Class B	39,080	65,647
Harbin Electric Co. Ltd. Class H	48,000	39,944
Hengdeli Holdings Ltd.	105,600	28,975
Hopson Development Holdings Ltd.[a]	48,000	83,104
Huabao International Holdings Ltd.	126,000	55,349

73

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Hunan Nonferrous Metal Corp. Ltd. Class Ha	212,000	$68,821
Inspur International Ltd.	1,005,000	45,960
Interchina Holdings Co. Ltd.[a]	510,000	28,250
Jiangsu Future Land Co. Ltd. Class B	74,700	59,461
Ju Teng International Holdings Ltd.	72,000	47,303
Kaisa Group Holdings Ltd.[a]	126,000	35,871
Kingdee International Software Group Co. Ltd.[a]	198,000	43,616
Kingsoft Corp. Ltd.	72,000	121,132
KWG Property Holdings Ltd.	124,500	82,435
Labixiaoxin Snacks Group Ltd.	87,000	48,864
Li Ning Co. Ltd.[a]	67,500	45,998
Lijun International Pharmaceutical (Holding) Co. Ltd.	108,000	34,781
Lonking Holdings Ltd.[a]	114,000	25,993
Luthai Textile Co. Ltd. Class B	55,800	61,530
MIE Holdings Corp.	84,000	19,910
Minth Group Ltd.	62,000	106,704
New World Department Store China Ltd.	51,000	28,184
North Mining Shares Co. Ltd.[a]	990,000	47,824
NVC Lighting Holdings Ltd.	108,000	35,199
PCD Stores (Group) Ltd.	246,000	37,077
Peak Sport Products Co. Ltd.	186,000	33,784
Ports Design Ltd.	30,000	24,695
Renhe Commercial Holdings Co. Ltd.[a]	702,000	44,764
REXLot Holdings Ltd.	600,000	46,375
Semiconductor Manufacturing International Corp.[a]	1,761,000	142,916
Shenzhen Expressway Co. Ltd. Class H	66,000	25,676
Shenzhen International Holdings Ltd.	795,000	108,556
Shenzhen Investment Ltd.	204,000	86,459
Shougang Concord International Enterprises Co. Ltd.[a]	870,000	44,829
Sino Oil And Gas Holdings Ltd.[a]	1,020,000	24,308
Sinopec Kantons Holdings Ltd.	84,000	87,324
Sinotrans Ltd. Class H	297,000	60,067
Sinotrans Shipping Ltd.	249,000	62,869
Skyworth Digital Holdings Ltd.	164,000	110,914
Sparkle Roll Group Ltd.	432,000	34,503
Sunac China Holdings Ltd.	134,000	96,494
Sunny Optical Technology Group Co Ltd.	42,000	60,164
TCL Communication Technology Holdings Ltd.	69,000	37,332
Tech Pro Technology Development Ltd.[a]	126,000	47,233
Tianjin Development Holdings Ltd.[a]	108,000	66,224
Tianjin Port Development Holdings Ltd.	306,000	44,543
Tianneng Power International Ltd.	66,000	38,259
Tibet 5100 Water Resources Holdings Ltd.	141,000	52,493
Towngas China Co. Ltd.	82,000	84,294
Travelsky Technology Ltd. Class H	126,000	90,895
Vinda International Holdings Ltd.	53,000	68,547
VODone Ltd.[a]	288,000	22,631
West China Cement Ltd.	162,000	26,503
Winsway Coking Coal Holding Ltd.	595,000	46,755
Xingda International Holdings Ltd.	72,000	31,535
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	266,000	47,287
XTEP International Holdings Ltd.	76,500	33,407
Yanchang Petroleum International Ltd.[a]	570,000	31,941
Yip’s Chemical Holdings Ltd.	42,000	42,634
Yuexiu Real Estate Investment Trust	178,000	99,516
Yuexiu Transport Infrastructure Ltd.	102,000	53,741
Zhejiang Southeast Electric Power Co. Ltd. Class Ba	62,800	54,322

		6,080,098
CZECH REPUBLIC — 0.30%
Central European Media Enterprises Ltd. AS Class Aa	4,956	16,835
Pegas Nonwovens SA	2,548	70,579

Security	Shares	Value

Philip Morris CR AS	28	$15,512

		102,926
EGYPT — 0.33%
Orascom Telecom Media And Technology Holding SAE SP GDR	379,722	113,917

		113,917
INDIA — 5.88%
Amtek Auto Ltd.	16,362	23,652
Andhra Bank	42,882	65,175
Ashok Leyland Ltd.	199,824	84,019
Aurobindo Pharma Ltd.	14,016	42,283
Bharat Forge Ltd.	12,795	53,096
Biocon Ltd.	9,207	44,059
CESC Ltd.	7,521	44,000
Cox & Kings Ltd.	22,366	47,634
Educomp Solutions Ltd.	4,146	4,044
EID Parry India Ltd.	12,537	31,307
Emami Ltd.	6,320	85,594
Federal Bank Ltd.	17,023	135,723
Financial Technologies (India) Ltd.	3,522	51,357
Great Eastern Shipping Co. Ltd. (The)	10,875	47,208
Gujarat Fluorochemicals Ltd.	4,587	22,442
Gujarat Gas Co. Ltd.	4,650	18,975
Gujarat Mineral Development Corp. Ltd.	24,146	59,184
Gujarat State Petronet Ltd.	18,381	19,297
GVK Power & Infrastructure Ltd.[a]	156,660	22,465
Hexaware Technologies Ltd.	26,508	37,755
Hindustan Construction Co. Ltd.[a]	156,258	36,654
Housing Development & Infrastructure Ltd.[a]	23,655	17,547
India Infoline Ltd.	31,083	34,118
Indiabulls Housing Finance Ltd.[a]	9,614	46,262
Indiabulls Infrastructure and Power Ltd.[a]	129,906	6,900
Indian Hotels Co. Ltd.	52,728	47,888
Indraprastha Gas Ltd.	5,616	27,431
Jammu & Kashmir Bank Ltd.	3,864	83,676
Jindal Saw Ltd.	22,125	28,104
Jubilant Foodworks Ltd.[a]	3,545	69,224
Mahindra & Mahindra Financial Services Ltd.	22,560	100,728
Manappuram Finance Ltd.	58,164	18,020
MAX India Ltd.	23,974	90,701
PTC India Ltd.	38,406	37,804
Redington India Ltd.	29,682	39,569
REI Agro Ltd.	123,246	30,547
Strides Arcolab Ltd.	1,876	29,041
Syndicate Bank	35,722	81,044
Tata Global Beverages Ltd.	26,943	69,593
Thermax Ltd.	8,094	83,276
Torrent Pharmaceuticals Ltd.	4,751	66,292
Voltas Ltd.	20,883	30,963
Welspun Corp. Ltd.	18,369	14,780

		2,029,431
INDONESIA — 5.68%
PT ACE Hardware Indonesia Tbk	356,748	34,600
PT Agis Tbk[a]	728,000	29,358
PT Agung Podomoro Land Tbk[a]	844,500	42,247
PT AKR Corporindo Tbk	175,500	95,858
PT Alam Sutera Realty Tbk	916,500	99,182
PT Arwana Citramulia Tbk	126,000	43,737

74

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

PT Bakrie and Brothers Tbk[a]	2,040,999	$10,419
PT Bakrie Telecom Tbk[a]	1,231,500	6,286
PT Bakrieland Development Tbk[a]	5,460,000	27,871
PT Bank Bukopin Tbk	333,000	28,218
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	228,000	28,398
PT Bank Tabungan Negara (Persero) Tbk	190,823	27,664
PT Benakat Petroleum Energy Tbk[a]	1,392,000	22,596
PT Bhakti Investama Tbk	1,542,000	85,011
PT Bumi Resources Minerals Tbk[a]	840,000	33,874
PT Ciputra Development Tbk	774,000	121,691
PT Citra Marga Nusaphala Persada Tbk	277,000	67,164
PT Energi Mega Persada Tbk[a]	1,804,500	25,239
PT Erajaya Swasembada Tbk[a]	109,500	38,568
PT Gajah Tunggal Tbk	99,000	32,596
PT Garuda Indonesia (Persero) Tbk[a]	564,000	30,518
PT Hanson International Tbk[a]	262,893	16,909
PT Holcim Indonesia Tbk	126,000	40,521
PT Japfa Comfeed Indonesia Tbk	429,000	86,720
PT Kawasan Industri Jababeka Tbk[a]	1,476,000	61,783
PT Krakatau Steel (Persero) Tbk	259,500	13,776
PT Lippo Cikarang Tbk[a]	28,000	29,444
PT Medco Energi Internasional Tbk	145,500	29,709
PT Mitra Adiperkasa Tbk	55,500	50,429
PT MNC Sky Vision Tbk[a]	112,985	31,144
PT Pakuwon Jati Tbk	1,528,996	65,562
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	182,000	35,675
PT Ramayana Lestari Sentosa Tbk	369,000	56,508
PT Sampoerna Agro Tbk	72,000	13,819
PT Sentul City Tbk[a]	1,563,000	48,669
PT Sugih Energy Tbk[a]	377,314	18,105
PT Summarecon Agung Tbk	336,000	96,049
PT Surya Semesta Internusa Tbk	432,450	73,289
PT Tempo Scan Pacific Tbk	67,088	32,534
PT Timah (Persero) Tbk	220,500	28,139
PT Tower Bersama Infrastructure Tbk[a]	117,000	71,669
PT Trada Maritime Tbk[a]	531,500	75,967
PT Wijaya Karya (Persero) Tbk	189,000	54,510

		1,962,025
MALAYSIA — 5.47%
Affin Holdings Bhd	28,800	38,753
Carlsberg Brewery Malaysia Bhd	11,400	62,757
Dialog Group Bhd	141,580	137,057
DRB-Hicom Bhd	63,300	59,031
Eastern & Oriental Bhd	72,300	50,160
Hai-O Enterprise Bhd	57,900	49,138
Hibiscus Petroleum Bhd[a]	63,000	31,307
IGB Corp. Bhd	93,000	77,725
IJM Land Bhd	46,500	49,516
KNM Group Bhd[a]	129,600	23,419
KPJ Healthcare Bhd	44,500	93,337
Mah Sing Group Bhd	61,600	63,608
Malaysian Airline System Bhd[a]	519,800	63,738
Malaysian Pacific Industries Bhd	56,000	48,609
Malaysian Resources Corp. Bhd	116,700	65,900
Media Prima Bhd	79,500	76,704
Multi-Purpose Holdings Bhd	84,800	98,509
OSK Holdings Bhd	108,387	61,556
POS Malaysia Bhd	52,200	81,694
QL Resources Bhd	35,400	36,668
Sarawak Oil Palms Bhd	12,600	22,972
Scomi Group Bhd[a]	451,800	61,231

Security	Shares	Value

Sunway Real Estate Investment Trust Bhd	191,700	$100,830
TAN Chong Motor Holdings Bhd	35,700	80,063
TIME dotCom Bhd[a]	30,400	46,694
Top Glove Corp. Bhd	39,200	80,702
Uchi Technologies Bhd	198,800	84,036
Wah Seong Corp. Bhd	109,218	65,904
WCT Bhd	91,590	78,024

		1,889,642
MEXICO — 1.99%
Alsea SAB de CV	31,859	88,222
Axtel SAB de CV CPO[a]	122,700	41,504
Banregio Grupo Financiero SAB de CV	1,356	8,069
Bolsa Mexicana de Valores SAB de CV	18,300	46,439
Consorcio ARA SAB de CVa	139,200	46,651
Corporacion Geo SAB de CV Series Ba	38,700	17,072
Corporacion Inmobiliaria Vesta SAB de CV	23,800	51,382
Desarrolladora Homex SAB de CVa	18,600	14,873
Empresas ICA SAB de CVa	47,700	86,064
Gruma SAB de CV Series Ba	3,820	17,039
Grupo Aeroportuario del Centro Norte SAB de CV	11,200	38,242
Grupo Herdez SAB de CV	17,900	55,804
Macquarie Mexico Real Estate Management SA de CV	25,200	62,162
TV Azteca SAB de CV CPO	125,900	89,195
Urbi Desarrollos Urbanos SAB de CVa	124,600	23,209

		685,927
PHILIPPINES — 2.25%
Belle Corp.[a]	359,433	56,037
Cebu Air Inc.	15,840	29,810
EEI Corp.	216,969	78,534
Filinvest Land Inc.	1,572,000	78,098
First Gen Corp.[a]	91,800	45,607
First Philippine Holdings Corp.	24,370	57,509
Manila Water Co. Inc.	66,900	64,178
Megaworld Corp.	1,102,000	95,679
Philex Petroleum Corp.[a]	27,000	12,302
Philippine National Bank[a]	18,525	42,072
Puregold Price Club Inc.	93,449	76,271
Robinsons Land Corp.	136,500	70,720
Security Bank Corp.	9,490	38,840
SM Development Corp.	177,800	33,230

		778,887
POLAND — 1.32%
Asseco Poland SA	5,362	69,009
Budimex SA	2,187	57,963
Getin Noble Bank SAa	75,069	43,430
Globe Trade Centre SAa	21,742	55,978
Lubelski Wegiel Bogdanka SA	2,388	93,163
Netia SAa	26,949	36,977
TVN SA	13,874	43,495
Warsaw Stock Exchange SA	4,521	56,625

		456,640
RUSSIA — 0.62%
Aeroflot — Russian Airlines OJSC	27,656	45,290
IDGC Holding JSC[a]	1,288,000	45,856
OGK-2 OJSC[a]	1,854,461	15,440

75

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

PIK Group[a]	28,140	$55,626
Sollers OJSC	2,313	52,146

		214,358
SOUTH AFRICA — 7.40%
Acucap Properties Ltd.	14,130	64,584
Adcock Ingram Holdings Ltd.	9,408	64,062
Aeci Ltd.	9,453	104,305
African Oxygen Ltd.	17,463	37,756
Allied Technologies Ltd.	3,636	16,355
Astral Foods Ltd.	3,417	30,319
Aveng Ltd.	22,848	66,093
AVI Ltd.	15,168	85,944
Brait SEa	27,957	97,241
Capital Property Fund	77,196	79,040
Cipla Medpro South Africa Ltd.	37,512	35,798
City Lodge Hotels Ltd.	3,654	45,455
Clicks Group Ltd.	17,268	102,598
Clover Industries Ltd.	23,106	42,377
Coronation Fund Managers Ltd.	20,007	124,401
DataTec Ltd.	13,530	78,277
DRDGOLD Ltd.	59,655	36,114
Emira Property Fund	32,457	45,331
Famous Brands Ltd.	5,043	47,619
Fountainhead Property Trust	87,279	69,409
Grindrod Ltd.	29,634	59,240
Group Five Ltd.	15,912	59,047
Hyprop Investments Ltd. Units	7,869	53,270
Illovo Sugar Ltd.	15,810	54,268
JD Group Ltd.	8,385	24,230
JSE Ltd.	7,065	52,771
Lewis Group Ltd.	4,653	28,909
Mondi Ltd.	10,363	138,039
Murray & Roberts Holdings Ltd.[a]	36,657	83,045
Omnia Holdings Ltd.	4,281	73,370
Palabora Mining Co. Ltd.[a]	1,476	15,758
Pick n Pay Holdings Ltd.	15,210	26,837
Pinnacle Technology Holdings Ltd.	23,019	52,172
Resilient Property Income Fund Ltd.	16,224	81,122
Royal Bafokeng Platinum Ltd.[a]	3,261	16,532
SA Corporate Real Estate Fund Nominees Pty Ltd.	141,096	54,560
Sibanye Gold Ltd.[a]	80,537	67,169
Sun International Ltd.	6,543	65,041
Super Group Ltd.[a]	24,300	58,940
Sycom Property Fund	11,076	29,507
Tongaat Hulett Ltd.	6,762	81,973
Vukile Property Fund Ltd.	28,071	47,437
Wilson Bayly Holmes-Ovcon Ltd.	3,846	59,752

		2,556,067
SOUTH KOREA — 16.05%
3S Korea Co. Ltd.[a]	2,709	15,731
Able C&C Co. Ltd.	660	26,728
Ahnlab Inc.	644	34,831
Asiana Airlines Inc.[a]	17,410	87,227
Binggrae Co. Ltd.	561	56,611
Capro Corp.	1,560	13,160
Chabio & Diostech Co. Ltd.[a]	4,122	41,413
CJ CGV Co. Ltd.	1,800	86,678
CJ E&M Corp.[a]	1,560	48,331
CJ O Shopping Co. Ltd.	306	86,597

Security	Shares	Value

CNK International Co. Ltd.[a]	3,450	$14,537
Cosmax Inc.	960	44,444
CrucialTec Co. Ltd.[a]	3,201	45,478
Daesang Corp.	1,680	53,611
Daishin Securities Co. Ltd.	5,760	49,814
Daum Communications Corp.	1,204	90,910
Dong-A Socio Holdings Co. Ltd.	873	96,983
Dong-A ST Co. Ltd.[a]	463	58,403
Dongsuh Companies Inc.	2,436	59,946
Dongyang Mechatronics Corp.	3,390	35,559
Doosan Engine Co. Ltd.[a]	2,280	17,215
Duksan Hi-Metal Co. Ltd.[a]	1,515	34,734
Fila Korea Ltd.	681	41,232
Foosung Co. Ltd.[a]	4,830	20,522
Gamevil Inc.[a]	339	36,310
GemVax & Kael Co. Ltd.[a]	2,588	85,450
Grand Korea Leisure Co. Ltd.	2,250	73,692
Green Cross Corp.	623	74,725
GS Home Shopping Inc.	273	59,158
Hana Tour Service Inc.	882	55,979
Handsome Co. Ltd.	1,590	43,631
Hanjin Heavy Industries & Construction Co. Ltd.[a]	5,048	42,584
Hanjin Shipping Co. Ltd.[a]	5,610	38,535
Hanmi Pharm Co. Ltd.[a]	513	77,197
Hansol Paper Co.	5,430	69,215
Hanwha Investment & Securities Co. Ltd.[a]	11,370	42,775
Hotel Shilla Co. Ltd.	2,836	156,900
Huchems Fine Chemical Corp.	4,930	96,444
Hwa Shin Co. Ltd.	3,060	38,328
Hyundai Corp.	3,300	71,422
Hyundai Greenfood Co. Ltd.	4,610	72,637
Hyundai Home Shopping Network Corp.	490	69,399
Ilyang Pharmaceutical Co. Ltd.	1,200	33,673
Infraware Inc.[a]	3,060	42,391
Interflex Co. Ltd.[a]	555	24,220
INTOPS Co. Ltd.	1,830	49,488
Jusung Engineering Co. Ltd.[a]	5,133	31,942
KEPCO Plant Service & Engineering Co. Ltd.	1,032	51,979
KIWOOM Securities Co. Ltd.	1,047	59,778
Kolao Holdings	1,310	37,165
Kolon Industries Inc.	1,044	47,039
Komipharm International Co. Ltd.[a]	3,465	27,298
Korea Petrochemical Industrial Co. Ltd.[a]	390	16,571
Korean Reinsurance Co.	5,406	54,553
KT Skylife Co. Ltd.	1,710	60,169
Kumho Industrial Co. Ltd.[a]	810	13,372
Kumho Tire Co. Inc.[a]	4,260	46,948
LG Fashion Corp.	1,320	36,514
LG Hausys Ltd.	897	83,372
LG International Corp.	2,012	64,561
LG Life Sciences Ltd.[a]	1,260	56,325
LIG Insurance Co. Ltd.	2,490	54,772
Lock & Lock Co. Ltd.	1,775	35,509
Lotte Chilsung Beverage Co. Ltd.	66	88,218
Lotte Food Co. Ltd.	84	54,875
Mando Corp.	952	83,427
Medipost Co. Ltd.[a]	591	42,689
Medy-Tox Inc.	476	50,773
MegaStudy Co. Ltd.	336	20,403
Melfas Inc.	1,500	22,174
Meritz Finance Group Inc.	9,600	40,790
Meritz Fire & Marine Insurance Co. Ltd.	3,570	41,714
Namhae Chemical Corp.	3,750	25,626

76

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Namyang Dairy Products Co. Ltd.	57	$48,034
Neowiz Games Corp.[a]	930	14,736
Nexen Tire Corp.	2,520	36,360
NongShim Co. Ltd.	246	63,694
OCI Materials Co. Ltd.	465	13,810
Paradise Co. Ltd.	3,845	83,217
Partron Co. Ltd.	3,864	85,509
Poongsan Corp.	4,230	102,221
POSCO Chemtech Co. Ltd.	537	57,755
POSCO ICT Co. Ltd.	5,874	40,609
S&T Dynamics Co. Ltd.	3,180	38,705
Samsung Fine Chemicals Co. Ltd.	1,413	64,290
Samyang Holdings Corp.	384	29,912
SeAH Besteel Corp.	1,170	34,643
Seegene Inc.[a]	630	34,018
Seoul Semiconductor Co. Ltd.	2,976	93,519
SFA Engineering Corp.	912	50,617
SK Broadband Co. Ltd.[a]	13,998	63,194
SK Chemicals Co. Ltd.	1,053	40,220
SK Communications Co. Ltd.[a]	2,895	19,220
SK Securities Co. Ltd.[a]	42,630	37,660
SKC Co. Ltd.	1,961	59,019
SM Entertainment Co.[a]	1,080	38,575
Soulbrain Co. Ltd.	843	34,550
STX Corp. Co. Ltd.	3,330	7,546
STX Engine Co. Ltd.[a]	3,190	12,806
STX Offshore & Shipbuilding Co. Ltd.[a]	3,690	12,722
Sung Kwang Bend Co. Ltd.	2,007	49,655
Sungwoo Hitech Co. Ltd.	2,427	33,085
Suprema Inc.[a]	2,358	49,364
Taekwang Industrial Co. Ltd.	27	25,071
Taewoong Co. Ltd.[a]	1,083	21,762
Taihan Electric Wire Co. Ltd.[a]	6,901	18,234
TK Corp.[a]	1,941	42,868
TONGYANG Life Insurance Co.	2,760	26,264
TONGYANG Securities Inc.	10,440	37,936
ViroMed Co. Ltd.[a]	1,200	43,551
Wonik IPS Co. Ltd.[a]	4,977	32,778
Woongjin Energy Co. Ltd.[a]	7,190	13,843
Woongjin Thinkbig Co. Ltd.[a]	3,210	25,800
YESCO Co. Ltd.	1,830	62,285
Youngone Corp.	2,180	81,048

		5,544,109
TAIWAN — 19.04%
Ability Enterprise Co. Ltd.	54,000	47,557
ALI Corp.	39,000	41,711
Altek Corp.	51,133	33,753
Ambassador Hotel Ltd. (The)	27,000	26,531
AmTRAN Technology Co. Ltd.	78,312	64,388
Asia Optical Co. Inc.[a]	30,000	34,442
Asia Polymer Corp.	42,400	33,798
BES Engineering Corp.	140,000	40,334
Career Technology (MFG.) Co. Ltd.	21,000	23,864
Cathay Real Estate Development Co. Ltd.	102,000	73,977
Cheng Loong Corp.	132,000	60,221
China Bills Finance Corp.	153,000	62,642
China Manmade Fibers Corp.[a]	93,000	37,144
China Steel Chemical Corp.	12,000	61,564
China Synthetic Rubber Corp.	51,000	53,778
Chipbond Technology Corp.	39,000	104,408
Chong Hong Construction Co.	12,040	45,070

Security	Shares	Value

Chroma ATE Inc.	27,000	$55,949
Chung Hung Steel Corp.[a]	140,000	40,475
Compal Communications Inc.[a]	30,000	40,458
Compeq Manufacturing Co. Ltd.	114,000	51,056
Coretronic Corp.	54,000	48,369
CSBC Corp. Taiwan	69,420	45,592
Cyberlink Corp.	15,213	51,354
CyberTAN Technology Inc.	42,000	34,181
D-Link Corp.	66,000	39,375
Dynapack International Technology Corp.	9,000	30,080
Eclat Textile Co. Ltd.	14,000	100,836
Elan Microelectronics Corp.	36,000	92,647
Faraday Technology Corp.	42,000	48,008
FLEXium Interconnect Inc.	18,387	68,214
Formosan Rubber Group Inc.	94,000	75,401
G Tech Optoelectronics Corp.	12,000	24,586
Gemtek Technology Corp.	36,000	43,556
Genesis Photonics Inc.[a]	36,715	26,690
Genius Electronic Optical Co. Ltd.	6,357	43,981
Gigabyte Technology Co. Ltd.	63,000	61,063
Gigastorage Corp.	30,400	22,099
Gintech Energy Corp.[a]	63,000	67,380
Global Unichip Corp.	12,000	39,666
Gloria Material Technology Corp.	42,684	32,099
Goldsun Development & Construction Co. Ltd.	210,000	88,085
Grand Pacific Petrochemical Corp.	114,000	66,297
Great Wall Enterprise Co. Ltd.	30,253	26,390
Greatek Electronics Inc.	63,000	54,535
Green Energy Technology Inc.[a]	36,125	29,641
HannStar Display Corp.[a]	195,000	91,243
HannsTouch Solution Inc.[a]	84,000	34,532
Hey Song Corp.	30,000	40,608
Ho Tung Chemical Corp.[a]	84,716	39,074
Holy Stone Enterprise Co. Ltd.	75,000	76,203
Huaku Development Co. Ltd.	22,080	67,229
Huang Hsiang Construction Co.	12,000	31,524
Hung Sheng Construction Co. Ltd.	28,000	25,455
Infortrend Technology Inc.	60,000	31,885
ITEQ Corp.	51,600	59,671
Jih Sun Financial Holdings Co. Ltd.	87,205	28,388
Kenda Rubber Industrial Co. Ltd.	51,715	108,892
Kerry TJ Logistics Co. Ltd.	51,000	66,562
Kindom Construction Co.	39,000	43,406
King Yuan Electronics Co. Ltd.	120,000	91,845
King’s Town Bank[a]	73,000	66,486
Kinpo Electronics Inc.	231,000	63,926
Lealea Enterprise Co. Ltd.	157,690	57,184
Lien Hwa Industrial Corp.	45,000	29,479
Makalot Industrial Co. Ltd.	18,000	84,225
Masterlink Securities Corp.	78,000	27,373
Medigen Biotechnology Corp.[a]	8,000	46,123
Mercuries & Associates Ltd.	27,360	22,404
Micro-Star International Co. Ltd.	93,000	48,956
Microbio Co. Ltd.	33,280	40,265
MIN AIK Technology Co. Ltd.	18,000	52,099
MiTAC International Corp.	138,000	47,968
Motech Industries Inc.[a]	53,000	75,993
Neo Solar Power Corp.[a]	72,000	61,604
Newmax Technology Co. Ltd.	17,000	56,250
Pan-International Industrial Corp.[a]	48,000	38,663
PChome Online Inc.	6,312	29,746
Phihong Technology Co. Ltd.	36,000	27,674
Pixart Imaging Inc.	21,635	45,627

77

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

President Securities Corp.[a]	127,510	$76,711
Prince Housing & Development Corp.	48,709	33,536
Radium Life Tech Co. Ltd.	69,182	53,528
Ritek Corp.[a]	348,000	72,926
Sanyang Industry Co. Ltd.[a]	69,820	63,473
Senao International Co. Ltd.	9,000	31,133
Shihlin Electric & Engineering Corp.	45,000	53,693
Shining Building Business Co. Ltd.[a]	36,000	30,682
Shinkong Synthetic Fibers Corp.	126,135	40,977
Shinkong Textile Co. Ltd.	27,000	35,104
Silitech Technology Corp.	18,060	30,965
Sino-American Silicon Products Inc.	58,000	79,672
Sinyi Realty Co.	18,360	34,486
Soft-World International Corp.	21,140	40,132
Solar Applied Materials Technology Corp.	56,799	60,748
Solartech Energy Corp.[a]	36,000	25,929
Ta Chen Stainless Pipe Co. Ltd.	126,000	62,747
Ta Chong Bank Ltd.[a]	90,900	31,748
Taichung Commercial Bank Co. Ltd.	84,285	30,846
Taiflex Scientific Co. Ltd.	21,000	29,198
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	70,027
Taiwan Life Insurance Co. Ltd.[a]	45,850	34,173
Taiwan Paiho Ltd.	66,050	49,780
Taiwan Secom Co. Ltd.	30,000	72,092
Taiwan Surface Mounting Technology Co. Ltd.	18,420	30,474
Taiwan TEA Corp.	57,000	33,815
Taiwan-Sogo Shinkong Security Corp.	63,000	77,802
Ton Yi Industrial Corp.	93,000	73,200
Tong Hsing Electronic Industries Ltd.	12,000	53,743
Tong Yang Industry Co. Ltd.	45,984	52,562
Tsann Kuen Enterprise Co. Ltd.	15,000	24,340
TTY Biopharm Co. Ltd.	12,720	45,702
TXC Corp.	36,000	52,821
Union Bank of Taiwan[a]	99,280	38,325
Unity Opto Technology Co. Ltd.[a]	51,679	50,608
UPC Technology Corp.	45,748	24,235
USI Corp.	48,950	35,420
Ve Wong Corp.	72,000	51,738
Visual Photonics Epitaxy Co. Ltd.	27,900	37,020
Wafer Works Corp.	45,270	24,587
Wah Lee Industrial Corp.	42,000	62,607
Waterland Financial Holdings Co. Ltd.	164,021	55,642
Win Semiconductors Corp.	36,000	45,481
Winbond Electronics Corp.[a]	295,000	93,666
Wintek Corp.[a]	98,000	49,459
WT Microelectronics Co. Ltd.	30,299	35,545
Yageo Corp.[a]	183,000	62,692
YFY Inc.	157,000	74,774
Yieh Phui Enterprise Co. Ltd.	201,014	60,734
YungShin Global Holding Corp.	21,000	29,408
Yungtay Engineering Co. Ltd.	32,000	70,588
Zinwell Corp.	39,000	34,998

		6,578,099
THAILAND — 4.54%
Amata Corp. PCL NVDR	93,600	65,543
Bumrungrad Hospital PCL NVDR	36,900	101,163
Central Plaza Hotel PCL NVDR	61,200	71,257
Delta Electronics (Thailand) PCL NVDR	64,500	77,762
Esso (Thailand) PCL NVDR	212,300	62,060
G J Steel PCL NVDR[a]	10,545,900	38,317
Hana Microelectronics PCL NVDR	106,800	75,845

Security	Shares	Value

Hemaraj Land and Development PCL NVDR	658,900	$87,055
Jasmine International PCL NVDR	322,800	96,493
Khon Kaen Sugar Industry PCL NVDR	135,500	56,841
Kiatnakin Bank PCL NVDR	50,432	99,948
Pruksa Real Estate PCL NVDR	69,300	58,942
Sino-Thai Engineering & Construction PCL NVDR	114,128	92,358
Sri Trang Agro-Industry PCL NVDR	164,700	81,602
Supalai PCL NVDR	110,300	73,594
Thai Airways International PCL NVDR	66,300	73,362
Thai Tap Water Supply PCL NVDR	261,200	93,178
Thai Vegetable Oil PCL NVDR	101,200	69,194
Thanachart Capital PCL NVDR	77,000	115,722
TISCO Financial Group PCL NVDR	48,400	79,135

		1,569,371
TURKEY — 2.62%
Bagfas Bandirma Gubre Fabrikalari AS	2,234	61,917
Bizim Toptan Satis Magazalari AS	4,242	72,803
Eczacibasi Yatirim Holding Ortakligi AS	22,468	80,474
Ihlas Holding ASa	106,428	57,860
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	134,628	116,244
Koza Anadolu Metal Madencilik Isletmeleri ASa	30,674	67,358
Net Holding ASa	45,555	57,545
Nortel Networks Netas Telekomunikasyon AS	4,230	24,349
Polyester Sanayi ASa	101,304	60,473
Saf Gayrimenkul Yatirim Ortakligi ASa	65,922	30,919
Tat Konserve Sanayii ASa	44,214	63,392
Turkiye Sinai Kalkinma Bankasi AS	78,638	108,975
Yazicilar Holding AS	7,126	103,308

		905,617

TOTAL COMMON STOCKS (Cost: $33,594,494)		34,185,647

PREFERRED STOCKS — 1.09%

BRAZIL — 1.09%
Banco ABC Brasil SA	6,126	42,486
Banco Daycoval SA	6,000	28,417
Banco Industrial e Comercial SA	6,300	15,657
Banco Panamericano SA	17,711	53,651
Companhia de Ferro Ligas da Bahia — Ferbasa	7,500	48,533
Contax Participacoes SA	22,500	47,689
GOL Linhas Aereas Inteligentes SA	8,100	35,362
Randon SA Implementos e Participacoes	8,100	49,188
Saraiva Livreiros Editores SA	3,300	53,232

		374,215

TOTAL PREFERRED STOCKS (Cost: $401,185)		374,215

RIGHTS — 0.03%

MALAYSIA — 0.02%
Multi-Purpose Holdings Bhd[a]	42,400	8,483

		8,483

78

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

POLAND — 0.00%
Polimex-Mostostal SAa	65,920	$739

		739
THAILAND — 0.01%
TISCO Financial Group PCL NVDR[a]	2,340	1,971

		1,971

TOTAL RIGHTS (Cost: $0)		11,193

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	41,106	41,106

		41,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,106)		41,106

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $34,036,785)		34,612,161
Other Assets, Less Liabilities — (0.20)%		(68,170)

NET ASSETS — 100.00%		$34,543,991

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

79

Consolidated Schedule of Investments   (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 90.79%

BRAZIL — 4.73%
Banco do Brasil SA	3,500	$41,687
Banco Santander (Brasil) SA Units	5,000	35,708
BM&F Bovespa SA	12,000	79,060
Centrais Eletricas Brasileiras SA	500	1,327
Companhia Siderurgica Nacional SA	3,000	9,299
CPFL Energia SA	1,500	15,833
EDP Energias do Brasil SA	2,000	11,864
Embraer SA	1,500	13,744
JBS SA	2,500	8,206
MRV Engenharia e Participacoes SA	1,500	4,678
OGX Petroleo e Gas Participacoes SAa	6,500	4,206
Petroleo Brasileiro SA	18,500	164,566
Porto Seguro SA	500	6,183
Sul America SA Units	500	3,247
TIM Participacoes SA	2,500	9,554
Tractebel Energia SA	1,000	17,327
Transmissora Alianca de Energia Eletrica SA	500	5,440
Vale SA	8,500	121,369

		553,298
CHILE — 1.83%
AES Gener SA	12,020	8,212
Aguas Andinas SA Series A	16,620	12,322
Banco de Chile	116,133	17,139
Banco Santander (Chile) SA	429,925	26,429
CorpBanca SA	920,930	10,959
E.CL SA	2,940	5,458
Empresa Nacional de Electricidad SA	12,295	19,729
Empresa Nacional de Telecomunicaciones SA	725	13,355
Empresas CMPC SA	7,655	25,205
Empresas Copec SA	1,820	24,272
Enersis SA	124,730	42,214
Vina Concha y Toro SA	4,165	8,288

		213,582
CHINA — 19.00%
Agile Property Holdings Ltd.	10,000	12,109
Agricultural Bank of China Ltd. Class H	132,000	61,895
Anta Sports Products Ltd.	5,000	4,637
Bank of China Ltd. Class H	470,000	222,806
Bank of Communications Co. Ltd. Class H	55,000	42,156
China Agri-Industries Holdings Ltd.	11,800	5,807
China BlueChemical Ltd. Class H	10,000	6,209
China CITIC Bank Corp. Ltd. Class H	50,000	26,988
China Coal Energy Co. Class H	30,000	19,555
China Communications Construction Co. Ltd. Class H	30,000	28,211
China Communications Services Corp. Ltd. Class H	10,000	6,570
China Construction Bank Corp. Class H	450,000	365,203
China COSCO Holdings Co. Ltd. Class Ha	7,500	3,237
China Everbright Ltd.	10,000	16,180
China International Marine Containers (Group) Co. Ltd. Class Ha	2,000	3,483
China Merchants Holdings (International) Co. Ltd.	10,000	33,235
China Minsheng Banking Corp. Ltd. Class H	20,000	24,501
China Mobile Ltd.	37,500	398,294

Security	Shares	Value

China National Building Material Co. Ltd. Class H	10,000	$10,666
China Petroleum & Chemical Corp. Class H	120,000	123,976
China Resources Cement Holdings Ltd.	10,000	5,282
China Shanshui Cement Group Ltd.	15,000	7,787
China Shipping Container Lines Co. Ltd. Class Ha	30,000	7,691
China Southern Airlines Co. Ltd. Class H	10,000	4,612
China Telecom Corp. Ltd. Class H	80,000	38,337
Chongqing Rural Commercial Bank Co. Ltd. Class H	15,000	7,633
CITIC Pacific Ltd.	10,000	11,839
CITIC Securities Co. Ltd. Class H	7,500	16,424
COSCO Pacific Ltd.	10,000	14,685
Datang International Power Generation Co. Ltd. Class H	20,000	8,244
Evergrande Real Estate Group Ltd.	30,000	12,057
Fosun International Ltd.	12,500	10,515
Franshion Properties (China) Ltd.	20,000	7,368
GCL-Poly Energy Holdings Ltd.	55,000	12,895
GOME Electrical Appliances Holdings Ltd.[a]	90,000	9,275
Guangdong Investment Ltd.	10,000	8,773
Guangzhou Automobile Group Co. Ltd. Class H	10,000	10,666
Haitong Securities Co. Ltd. Class Ha	2,000	3,020
Industrial and Commercial Bank of China Ltd. Class H	440,000	310,043
Jiangsu Expressway Co. Ltd. Class H	10,000	12,173
Jiangxi Copper Co. Ltd. Class H	10,000	19,452
Kingboard Chemical Holdings Co. Ltd.	6,000	12,908
Lee & Man Paper Manufacturing Ltd.	5,000	3,369
Parkson Retail Group Ltd.	7,500	3,430
PetroChina Co. Ltd. Class H	120,000	139,743
Poly Property Group Co. Ltd.[a]	5,000	3,388
Shanghai Electric Group Co. Ltd. Class H	20,000	7,446
Shanghai Industrial Holdings Ltd.	5,000	15,362
Shougang Fushan Resources Group Ltd.	20,000	8,064
Shui On Land Ltd.	23,333	8,236
Sino-Ocean Land Holdings Ltd.	10,000	6,119
SOHO China Ltd.	15,000	12,714
Yanzhou Coal Mining Co. Ltd. Class H	10,000	10,254
Yuexiu Property Co. Ltd.	40,000	11,903
Zhejiang Expressway Co. Ltd. Class H	10,000	8,863
Zijin Mining Group Co. Ltd. Class H	30,000	8,347
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	9,000	8,684

		2,223,319
COLOMBIA — 0.67%
Ecopetrol SA SP ADR	1,800	78,030

		78,030
CZECH REPUBLIC — 0.29%
CEZ AS	905	25,073
Telefonica O2 Czech Republic AS	615	8,951

		34,024
EGYPT — 0.25%
Orascom Telecom Holding SAE SP GDR[a,b]	8,845	28,835

		28,835
HUNGARY — 0.20%
Magyar Telekom Telecommunications PLC	3,390	5,367
OTP Bank PLC	850	18,216

		23,583

80

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2013

Security	Shares	Value

INDIA — 6.55%
ACC Ltd.	370	$7,983
Aditya Birla Nuvo Ltd.	375	7,034
Ambuja Cements Ltd.	4,265	13,769
Axis Bank Ltd.	1,550	39,255
Bajaj Auto Ltd.	525	16,921
Bank of Baroda	495	5,711
Bank of India	1,090	5,553
Bharat Heavy Electricals Ltd.	3,945	14,007
Bharat Petroleum Corp. Ltd.	1,180	7,872
Cairn (India) Ltd.	3,045	15,393
Canara Bank Ltd.	870	6,346
Coal India Ltd.	2,190	12,589
DLF Ltd.	2,785	9,600
GAIL (India) Ltd.	2,650	14,358
Hero Motocorp Ltd.	270	8,300
Hindalco Industries Ltd.	6,675	12,101
ICICI Bank Ltd.	1,065	21,767
Infosys Ltd.	2,890	123,392
Infrastructure Development Finance Co. Ltd.	6,960	17,830
Jaiprakash Associates Ltd.	5,065	5,887
Jindal Steel & Power Ltd.	2,100	10,575
JSW Steel Ltd.	510	6,176
Larsen & Toubro Ltd.	600	14,879
LIC Housing Finance Ltd.	795	3,602
Mahindra & Mahindra Ltd.	2,035	34,858
NTPC Ltd.	5,580	15,233
Oil & Natural Gas Corp. Ltd.	5,060	29,374
Oil India Ltd.	370	3,895
Piramal Enterprises Ltd.	610	5,782
Power Finance Corp. Ltd.	1,780	5,768
Power Grid Corp. of India Ltd.	7,665	15,375
Reliance Capital Ltd.	870	5,030
Reliance Communications Ltd.	2,565	4,832
Reliance Industries Ltd.	7,930	113,197
Reliance Infrastructure Ltd.	710	4,542
Rural Electrification Corp. Ltd.	1,855	7,261
Sesa Goa Ltd.	2,320	6,732
Shriram Transport Finance Co. Ltd.	725	10,469
State Bank of India	870	31,525
Sterlite Industries (India) Ltd.	9,015	14,938
Tata Motors Ltd.	2,340	12,979
Tata Power Co. Ltd.	6,720	10,636
Tata Steel Ltd.	1,955	10,098
Unitech Ltd.[a]	7,210	3,025
Wipro Ltd.	3,531	20,482

		766,931
INDONESIA — 3.16%
PT Adaro Energy Tbk	95,000	9,020
PT Astra Agro Lestari Tbk	2,500	4,977
PT Astra International Tbk	85,000	61,179
PT Bank Danamon Indonesia Tbk	22,500	13,208
PT Bank Mandiri (Persero) Tbk	20,000	19,806
PT Bank Negara Indonesia (Persero) Tbk	50,000	24,885
PT Bank Rakyat Indonesia (Persero) Tbk	70,000	63,604
PT Bukit Asam (Persero) Tbk	5,000	6,228
PT Gudang Garam Tbk	2,500	13,655
PT Indo Tambangraya Megah Tbk	2,500	7,657
PT Indofood Sukses Makmur Tbk	27,500	20,635
PT Perusahaan Gas Negara (Persero) Tbk	67,913	38,134

Security	Shares	Value

PT Telekomunikasi Indonesia (Persero) Tbk	57,500	$64,867
PT United Tractors Tbk	10,000	16,641
PT XL Axiata Tbk	10,000	5,105

		369,601
MALAYSIA — 3.83%
Alliance Financial Group Bhd	7,000	11,226
AMMB Holdings Bhd	11,500	27,201
Berjaya Sports Toto Bhd	4,071	5,596
British American Tobacco (Malaysia) Bhd	500	10,252
Genting Malaysia Bhd	21,000	26,428
IHH Healthcare Bhd[a]	9,500	12,231
IOI Corp. Bhd	20,500	33,737
Lafarge Malaysia Bhd	3,000	10,455
Malayan Banking Bhd	26,500	87,051
Malaysia Airports Holdings Bhd	4,000	7,925
Maxis Bhd	9,000	19,632
MISC Bhd[a]	7,500	11,810
Parkson Holdings Bhd	6,000	7,396
Petronas Chemicals Group Bhd	16,000	34,075
PPB Group Bhd	3,500	15,360
RHB Capital Bhd	3,500	9,893
Sime Darby Bhd	17,500	53,195
Tenaga Nasional Bhd	18,500	49,847
YTL Corp. Bhd	14,000	7,635
YTL Power International Bhd	15,500	7,602

		448,547
MEXICO — 5.45%
Alfa SAB de CV Series A	17,500	41,136
America Movil SAB de CV Series L	120,000	120,181
Cemex SAB de CV CPO[a]	69,840	81,267
Coca-Cola FEMSA SAB de CV Series L	500	7,280
Compartamos SAB de CV	6,000	9,680
Controladora Comercial Mexicana SAB de CV BC Units	1,500	5,518
Fibra Uno Administracion SA de CV	6,504	22,487
Fomento Economico Mexicano SAB de CV BD Units	6,500	70,559
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,000	10,570
Grupo Aeroportuario del Sureste SAB de CV Series B	1,500	17,804
Grupo Carso SAB de CV Series A1	2,000	10,464
Grupo Comercial Chedraui SA de CV	3,000	11,127
Grupo Financiero Inbursa SAB de CV Series O	3,500	7,998
Grupo Financiero Santander Mexico SAB de CV Series B	8,701	27,946
Grupo Mexico SAB de CV Series B	12,500	41,220
Grupo Modelo SAB de CV Series C	4,500	40,459
Grupo Televisa SAB de CV CPO	9,000	46,899
Industrias CH SAB de CV Series Ba	1,500	10,676
Industrias Penoles SAB de CV	875	33,094
Kimberly-Clark de Mexico SAB de CV Series A	5,000	17,026
OHL Mexico SAB de CVa	1,500	4,034

		637,425
PERU — 0.46%
Compania de Minas Buenaventura SA SP ADR	1,295	23,245
Southern Copper Corp.	995	30,994

		54,239
PHILIPPINES — 1.18%
Aboitiz Equity Ventures Inc.	3,100	3,960

81

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2013

Security	Shares	Value

Aboitiz Power Corp.	13,000	$10,995
Alliance Global Group Inc.	28,000	15,898
Ayala Corp.	800	11,923
Bank of the Philippine Islands	4,900	11,882
BDO Unibank Inc.[a]	9,500	20,924
Globe Telecom Inc.	225	8,250
Metro Pacific Investments Corp.	27,000	4,018
Metropolitan Bank & Trust Co.	2,300	6,872
Philippine Long Distance Telephone Co.	300	21,987
San Miguel Corp.	2,270	4,941
SM Investments Corp.	600	15,884

		137,534
POLAND — 1.50%
Jastrzebska Spolka Weglowa SA	340	8,262
Kernel Holding SAa	220	3,825
KGHM Polska Miedz SA	910	40,877
Polska Grupa Energetyczna SA	4,250	23,300
Polski Koncern Naftowy Orlen SAa	2,000	32,107
Powszechna Kasa Oszczednosci Bank Polski SA	3,621	38,179
Synthos SA	3,305	5,376
Tauron Polska Energia SA	7,365	9,682
Telekomunikacja Polska SA	5,500	13,561

		175,169
RUSSIA — 4.94%
Federal Grid Co. of Unified Energy System OJSC[a]	1,950,000	7,400
Gazprom OAO	71,350	275,693
IDGC Holding JSC[a]	107,523	3,828
INTER RAO UES OJSC[a]	8,000,000	3,318
LUKOIL OAO	3,260	191,703
Rosneft Oil Co. OJSC	4,300	28,477
RusHydro OJSC	225,000	3,310
Severstal OAO	700	5,780
Sistema JSFC SP GDR[b]	365	6,968
Surgutneftegas OJSC	25,500	19,403
VTB Bank OJSC	22,500,000	32,408

		578,288
SOUTH AFRICA — 6.61%
Absa Group Ltd.	1,825	27,109
African Bank Investments Ltd.	4,675	7,436
African Rainbow Minerals Ltd.	350	6,263
Anglo American Platinum Ltd.[a]	170	5,560
AngloGold Ashanti Ltd.	685	12,396
Assore Ltd.	25	886
Barloworld Ltd.	1,370	11,810
Exxaro Resources Ltd.	725	11,429
FirstRand Ltd.	20,530	60,204
Gold Fields Ltd.	4,745	28,980
Growthpoint Properties Ltd.	11,710	29,555
Harmony Gold Mining Co. Ltd.	2,080	8,641
Impala Platinum Holdings Ltd.	3,170	33,402
Imperial Holdings Ltd.	1,220	25,581
Investec Ltd.	1,615	11,559
Liberty Holdings Ltd.	920	11,514
MMI Holdings Ltd.	7,205	17,075
Nampak Ltd.	1,990	6,906
Nedbank Group Ltd.	1,310	23,657
PPC Ltd.	1,560	5,017

Security	Shares	Value

Redefine Properties Ltd.	19,470	$19,045
Remgro Ltd.	2,930	57,634
Reunert Ltd.	1,380	9,778
RMB Holdings Ltd.	4,755	18,808
RMI Holdings Ltd.	4,175	10,160
Sappi Ltd.[a]	3,785	9,594
Sasol Ltd.	3,420	153,992
Standard Bank Group Ltd.	7,965	88,567
Steinhoff International Holdings Ltd.[a]	7,305	18,517
Tiger Brands Ltd.	455	13,992
Vodacom Group Ltd.	2,515	28,013

		773,080
SOUTH KOREA — 13.96%
BS Financial Group Inc.	690	9,589
Coway Co. Ltd.	120	5,895
Daelim Industrial Co. Ltd.	148	12,446
Daewoo Engineering & Construction Co. Ltd.[a]	600	4,191
Daewoo Securities Co. Ltd.	1,100	10,857
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	650	14,816
DGB Financial Group Inc.	450	6,752
Dongbu Insurance Co. Ltd.	300	13,278
Doosan Corp.	50	6,285
Doosan Heavy Industries & Construction Co. Ltd.	356	14,827
Doosan Infracore Co. Ltd.[a]	300	3,466
GS Engineering & Construction Corp.	240	7,138
GS Holdings Corp.	350	17,195
Hana Financial Group Inc.	1,765	59,682
Hanwha Chemical Corp.	600	9,587
Hanwha Corp.	300	8,418
Hanwha Life Insurance Co. Ltd.	1,200	7,425
Hite Jinro Co. Ltd.	150	4,222
Hyosung Corp.	150	7,914
Hyundai Department Store Co. Ltd.	60	8,392
Hyundai Development Co.	400	9,560
Hyundai Engineering & Construction Co. Ltd.	405	22,012
Hyundai Heavy Industries Co. Ltd.	255	44,693
Hyundai Marine & Fire Insurance Co. Ltd.	350	10,085
Hyundai Merchant Marine Co. Ltd.[a]	250	2,600
Hyundai Mipo Dockyard Co. Ltd.	80	9,737
Hyundai Mobis Co. Ltd.	395	99,650
Hyundai Motor Co.	950	178,698
Hyundai Securities Co. Ltd.	750	5,178
Hyundai Steel Co.	370	23,614
Industrial Bank of Korea	1,070	11,887
Kangwon Land Inc.	350	10,766
KB Financial Group Inc.	2,510	82,097
KCC Corp.	30	9,122
Kia Motors Corp.	940	49,342
Korea Electric Power Corp.[a]	1,550	36,771
Korea Gas Corp.	150	7,383
Korea Investment Holdings Co. Ltd.	250	9,958
Korea Zinc Co. Ltd.	35	10,131
KT Corp. SP ADR	365	6,154
KT&G Corp.	735	51,789
Kumho Petro Chemical Co. Ltd.	90	7,600
LG Chem Ltd.	255	61,735
LG Corp.	635	39,515
LG Electronics Inc.	420	30,189
Lotte Confectionery Co. Ltd.	5	7,745
Lotte Shopping Co. Ltd.	35	11,324
Mirae Asset Securities Co. Ltd.	200	8,409

82

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2013

Security	Shares	Value

POSCO	395	$112,587
S-Oil Corp.	300	23,263
Samsung C&T Corp.	375	20,382
Samsung Card Co. Ltd.	300	9,972
Samsung Engineering Co. Ltd.	180	15,248
Samsung Fire & Marine Insurance Co. Ltd.	240	48,650
Samsung Heavy Industries Co. Ltd.	950	27,793
Samsung Life Insurance Co. Ltd.	395	36,888
Samsung Securities Co. Ltd.	400	18,129
Shinhan Financial Group Co. Ltd.	2,270	81,480
Shinsegae Co. Ltd.	20	3,859
SK C&C Co. Ltd.	135	12,249
SK Holdings Co. Ltd.	170	26,786
SK Innovation Co. Ltd.	385	50,949
SK Networks Co. Ltd.	850	5,267
SK Telecom Co. Ltd.	65	12,054
Woori Finance Holdings Co. Ltd.	2,350	24,858
Woori Investment & Securities Co. Ltd.	850	9,405
Yuhan Corp.	20	3,284

		1,633,222
TAIWAN — 11.35%
Advanced Semiconductor Engineering Inc.	40,000	34,492
Asia Cement Corp.	15,000	18,575
ASUSTeK Computer Inc.	5,000	55,231
AU Optronics Corp.[a]	35,000	16,143
Catcher Technology Co. Ltd.	5,000	28,242
Chang Hwa Commercial Bank Ltd.	5,000	2,841
Cheng Uei Precision Industry Co. Ltd.	5,000	10,160
Chicony Electronics Co. Ltd.	5,000	13,837
China Development Financial Holding Corp.[a]	55,000	16,324
China Motor Co. Ltd.	5,000	4,637
China Petrochemical Development Corp.	11,050	5,780
China Steel Corp.	75,000	63,795
Chinatrust Financial Holding Co. Ltd.	60,672	38,833
Chunghwa Telecom Co. Ltd.	25,000	79,796
Compal Electronics Inc.	30,000	18,499
Evergreen Marine Corp. Ltd.[a]	10,000	5,598
Far Eastern New Century Corp.	20,000	21,357
Farglory Land Development Co. Ltd.	5,000	9,475
Feng Hsin Iron & Steel Co. Ltd.	5,000	9,676
First Financial Holding Co. Ltd.	45,000	27,298
Formosa Chemicals & Fibre Corp.	20,000	47,192
Formosa Plastics Corp.	25,000	58,072
Formosa Taffeta Co. Ltd.	10,000	9,358
Fubon Financial Holding Co. Ltd.	35,000	46,440
Hon Hai Precision Industry Co. Ltd.	40,000	102,540
HTC Corp.	5,000	46,207
Hua Nan Financial Holdings Co. Ltd.	35,000	20,530
Innolux Corp.[a]	41,640	28,113
Inventec Corp.	20,000	9,693
LCY Chemical Corp.	5,149	6,608
Lite-On Technology Corp.	15,000	23,989
Mega Financial Holding Co. Ltd.	55,000	44,301
Nan Ya Plastics Corp.	30,000	61,364
Pou Chen Corp.	15,000	14,689
Powertech Technology Inc.	5,000	9,108
Quanta Computer Inc.	15,000	32,487
Realtek Semiconductor Corp.	5,000	12,717
Ruentex Development Co. Ltd.	5,000	9,726
Shin Kong Financial Holding Co. Ltd.[a]	40,000	13,703
Siliconware Precision Industries Co. Ltd.	20,000	23,429

Security	Shares	Value

SinoPac Financial Holdings Co. Ltd.	10,000	$4,930
Synnex Technology International Corp.	5,000	7,027
Taishin Financial Holdings Co. Ltd.	30,000	12,934
Taiwan Cement Corp.	20,000	26,370
Taiwan Cooperative Financial Holding Co. Ltd.	32,824	19,034
Taiwan Mobile Co. Ltd.	5,000	18,299
Teco Electric and Machinery Co. Ltd.	10,000	10,762
Tripod Technology Corp.	5,000	11,547
Tung Ho Steel Enterprise Corp.	5,000	4,830
U-Ming Marine Transport Corp.	5,000	7,645
Unimicron Technology Corp.	10,000	10,862
United Microelectronics Corp.	75,000	33,088
Walsin Lihwa Corp.[a]	25,000	7,838
Wistron Corp.	15,000	15,441
WPG Holdings Co. Ltd.	10,000	12,015
Yuanta Financial Holding Co. Ltd.	45,000	24,967

		1,328,444
THAILAND — 2.65%
Advanced Information Service PCL NVDR	4,500	39,092
Bangkok Bank PCL Foreign	5,500	37,424
Bangkok Bank PCL NVDR	3,500	23,699
Bank of Ayudhya PCL NVDR	8,500	9,476
Banpu PCL NVDR	650	6,419
Charoen Pokphand Foods PCL NVDR	4,000	3,831
Krung Thai Bank PCL NVDR	25,500	18,699
PTT Exploration & Production PCL NVDR	7,500	37,655
PTT Global Chemical PCL NVDR	11,500	27,634
PTT PCL NVDR	5,500	59,224
Siam Commercial Bank PCL NVDR	6,000	34,385
Thai Oil PCL NVDR	3,500	7,399
True Corp. PCL NVDR[a]	14,500	5,316

		310,253
TURKEY — 2.18%
Akbank TAS	4,530	21,585
Asya Katilim Bankasi ASa	839	868
Enka Insaat ve Sanayi AS	2,665	8,523
Eregli Demir ve Celik Fabrikalari TAS	7,458	8,904
Ford Otomotiv Sanayi AS	530	8,051
Haci Omer Sabanci Holding AS	5,480	35,050
KOC Holding AS	4,315	24,493
Turk Hava Yollari AO	850	3,941
Turk Telekomunikasyon AS	2,810	10,873
Turkcell Iletisim Hizmetleri ASa	4,100	25,240
Turkiye Halk Bankasi AS	1,730	18,534
Turkiye Is Bankasi AS Class C	10,410	38,617
Turkiye Petrol Rafinerileri AS	855	22,831
Turkiye Sise ve Cam Fabrikalari AS	2,325	3,941
Turkiye Vakiflar Bankasi TAO Class D	4,760	15,121
Yapi ve Kredi Bankasi AS	2,810	8,387

		254,959

TOTAL COMMON STOCKS (Cost: $11,347,425)		10,622,363

83

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2013

Security	Shares	Value

PREFERRED STOCKS — 8.49%

BRAZIL — 7.11%
AES Tiete SA	1,000	$10,902
Banco Bradesco SA	8,000	128,785
Banco do Estado do Rio Grande do Sul SA Class B	1,000	7,883
Bradespar SA	1,500	15,517
Centrais Eletricas Brasileiras SA Class B	2,500	11,735
Companhia Energetica de Minas Gerais	3,386	34,372
Companhia Energetica de Sao Paulo Class B	1,000	9,838
Companhia Paranaense de Energia Class B	500	7,702
Gerdau SA	6,000	36,717
Itausa — Investimentos Itau SA	18,150	80,173
Metalurgica Gerdau SA	2,000	15,568
Oi SA	5,500	10,239
Petroleo Brasileiro SA	26,000	244,449
Suzano Papel e Celulose SA Class A	1,000	3,629
Telefonica Brasil SA	2,000	49,424
Usinas Siderurgicas de Minas Gerais SA Class A	2,500	10,433
Vale SA Class A	11,500	154,498

		831,864
RUSSIA — 0.42%
AK Transneft OAO	10	21,089
Surgutneftegas OJSC	46,000	28,005

		49,094
SOUTH KOREA — 0.96%
Hyundai Motor Co. Ltd.	140	11,463
Hyundai Motor Co. Ltd. Series 2	235	19,346
LG Chem Ltd.	65	7,077
Samsung Electronics Co. Ltd.	85	74,489

		112,375

TOTAL PREFERRED STOCKS (Cost: $1,229,850)		993,333

RIGHTS — 0.01%

BRAZIL — 0.01%
Itausa — Investimentos Itau SA Preferred[a]	471	599

		599
CHILE — 0.00%
Empresas CMPC SAa	536	176

		176

TOTAL RIGHTS (Cost: $0)		775

Security	Value

TOTAL INVESTMENTS IN SECURITIES — 99.29%
(Cost: $12,577,275)	$11,616,471
Other Assets, Less Liabilities — 0.71%	82,608

NET ASSETS — 100.00%	$11,699,079

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

84

Schedule of Investments   (Unaudited)

iSHARES® MSCI EMU ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.26%

AUSTRIA — 0.97%
Andritz AG	48,944	$2,664,120
Erste Group Bank AG	157,780	5,124,341
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	629,188	2,586,536
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	98,532	4,565,184
Raiffeisen International Bank Holding AG	32,844	1,123,738
Telekom Austria AG	148,764	1,019,517
Verbund AG	45,724	955,836
Vienna Insurance Group AG	25,760	1,260,282
Voestalpine AG	75,348	2,510,607

		21,810,163
BELGIUM — 3.98%
Ageas	154,560	5,691,802
Anheuser-Busch InBev NV	537,740	49,571,278
Belgacom SA	101,752	2,280,042
Colruyt SA	50,876	2,601,477
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	68,264	4,366,001
Groupe Bruxelles Lambert SA	53,452	4,228,472
KBC Groep NV	153,916	6,121,892
Solvay SA	39,928	5,769,755
Telenet Group Holding NV	34,132	1,592,241
UCB SA	73,416	4,024,248
Umicore SA	76,636	3,672,863

		89,920,071
FINLAND — 2.69%
Elisa OYJ	95,312	1,814,573
Fortum OYJ	296,884	5,579,044
Kesko OYJ Class B	42,504	1,289,544
Kone OYJ Class B	104,328	9,214,499
Metso OYJ	85,652	3,307,948
Neste Oil OYJ	85,652	1,253,246
Nokia OYJ[a,c]	2,507,092	8,584,362
Nokian Renkaat OYJ	75,348	3,164,869
Orion OYJ Class B	65,044	1,606,701
Pohjola Bank PLC Class A	92,736	1,517,947
Sampo OYJ Class A	280,140	11,432,804
Stora Enso OYJ Class R	369,656	2,701,978
UPM-Kymmene OYJ	352,268	3,798,407
Wartsila OYJ Abp	117,852	5,529,050

		60,794,972
FRANCE — 33.43%
Accor SA	103,684	3,722,172
Aeroports de Paris	19,964	1,824,071
ALSTOM	144,900	5,469,395
ArcelorMittal	669,116	8,585,025
Arkema SA	42,504	4,386,984
Atos SA	36,708	2,681,722
AXA SA	1,194,620	24,198,794
BNP Paribas SA	665,252	39,077,698

Security	Shares	Value

Bouygues SA	127,512	$3,400,133
Bureau Veritas SA	37,352	4,328,660
Cap Gemini SA	97,244	4,760,086
Carrefour SA	404,432	11,958,341
Casino Guichard-Perrachon SA	37,996	3,968,971
Christian Dior SA	36,708	6,738,795
CNP Assurances SA	108,836	1,642,544
Compagnie de Saint-Gobain	267,260	11,617,214
Compagnie Generale de Geophysique-Veritas[a]	106,904	2,647,644
Compagnie Generale des Etablissements Michelin Class B	122,360	10,748,454
Credit Agricole SAa	671,048	6,346,041
Danone SA	382,536	28,129,798
Dassault Systemes SA	41,860	5,262,304
Edenred SA	132,020	4,208,153
Electricite de France SA	161,644	3,684,940
Essilor International SA	136,528	15,062,925
Eurazeo	20,957	1,152,546
European Aeronautic Defence and Space Co. NV	387,044	22,296,519
Eutelsat Communications SA	91,448	2,842,028
Fonciere des Regions	18,032	1,527,195
France Telecom SA	1,244,208	12,646,786
GDF Suez	889,364	18,153,696
Gecina SA	14,812	1,810,792
Gemalto NV	52,808	4,421,170
Groupe Eurotunnel SA Registered	372,876	3,005,798
Icade	16,100	1,461,218
Iliad SA	15,456	3,232,999
Imerys SA	22,540	1,410,494
JCDecaux SA	44,436	1,159,843
Kering SA	50,876	11,090,316
Klepierre	66,976	2,881,789
L’Air Liquide SA	209,300	26,948,963
L’Oreal SA	162,288	27,415,894
Lafarge SA	125,580	9,008,305
Lagardere SCA	75,992	1,952,477
Legrand SA	164,220	8,097,083
LVMH Moet Hennessy Louis Vuitton SA	170,016	30,109,559
Natixis	621,460	2,931,700
Pernod Ricard SA	142,324	17,096,846
Publicis Groupe SA	119,784	8,580,118
Remy Cointreau SA	16,100	1,860,794
Renault SA	128,800	9,975,425
Rexel SA	100,464	2,274,617
Safran SA	165,508	8,814,810
Sanofi	799,204	85,461,242
Schneider Electric SA	353,556	28,106,512
SCOR SE	105,616	3,100,978
SES SA Class A FDR	202,860	6,006,100
Societe BIC SA	19,320	2,053,676
Societe Generale	470,764	18,827,998
Sodexo	63,756	5,425,339
STMicroelectronics NV	426,328	4,012,408
Suez Environnement SA	188,692	2,429,064
Technip SA	68,264	7,602,239
Thales SA	61,180	2,978,898
Total SA	1,426,460	71,331,781
Unibail-Rodamco SE	63,112	15,479,353
Vallourec SA	70,196	3,802,714
Veolia Environnement[c]	227,976	2,838,750
Vinci SA	311,052	16,001,982
Vivendi SA	801,136	15,750,589
Wendel	21,896	2,416,320

85

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

May 31, 2013

Security	Shares	Value

Zodiac Aerospace	23,184	$3,060,232

		755,296,819
GERMANY — 28.00%
Adidas AG	140,392	15,300,009
Allianz SE Registered	305,256	47,374,506
Axel Springer AG	26,404	1,158,333
BASF SE	615,020	59,963,264
Bayer AG Registered	553,196	59,427,319
Bayerische Motoren Werke AG	221,536	21,157,183
Beiersdorf AG	67,620	6,093,297
Brenntag AG	34,776	5,295,689
Celesio AG	57,316	1,184,790
Commerzbank AGa,c	644,000	6,743,761
Continental AG	73,416	9,671,706
Daimler AG Registered	641,424	41,073,814
Deutsche Bank AG Registered	682,640	31,915,602
Deutsche Boerse AG	129,444	8,352,741
Deutsche Lufthansa AG Registered[a]	151,984	3,275,632
Deutsche Post AG Registered	607,292	15,394,705
Deutsche Telekom AG Registered[c]	1,881,124	21,546,483
E.ON SE	1,205,568	20,405,153
Fraport AG	24,472	1,443,065
Fresenius Medical Care AG & Co. KGaA	141,680	9,621,545
Fresenius SE & Co. KGaA	83,076	9,849,330
GEA Group AG	121,716	4,437,337
Hannover Rueckversicherung AG Registered	40,572	3,066,542
HeidelbergCement AG	94,024	7,127,304
Henkel AG & Co. KGaA	86,940	7,109,744
Hochtief AG	20,608	1,451,578
Hugo Boss AG	20,608	2,300,357
Infineon Technologies AG	723,856	6,144,668
K+S AG Registered	115,276	4,856,919
Kabel Deutschland Holding AG	59,248	5,589,977
Lanxess AG	56,028	4,180,289
Linde AG	124,292	23,848,252
MAN SE	23,828	2,643,730
Merck KGaA	43,148	6,836,196
METRO AG	86,940	2,966,713
Muenchener Rueckversicherungs-Gesellschaft AG Registered	119,784	22,455,473
QIAGEN NVa	158,424	2,970,944
RWE AG	327,152	11,216,628
SAP AG	616,952	46,399,031
Siemens AG Registered	531,944	56,261,883
Suedzucker AG	54,740	1,855,160
Telefonica Deutschland Holding AGd	173,880	1,286,965
ThyssenKrupp AGa	258,888	5,185,443
United Internet AG Registered	70,196	1,999,609
Volkswagen AG	19,964	4,270,395

		632,709,064
GREECE — 0.12%
Hellenic Telecommunications Organization SAa	161,925	1,424,914
OPAP SA	149,408	1,231,504

		2,656,418
IRELAND — 1.08%
Bank of Ireland[a]	13,476,988	3,231,242
CRH PLC	489,440	10,339,321
Elan Corp. PLC[a]	327,796	4,014,583

Security	Shares	Value

Irish Bank Resolution Corp. Ltd.[a,b]	446,666	$6
Kerry Group PLC Class A	101,752	5,762,745
Ryanair Holdings PLC	43,520	386,353
Ryanair Holdings PLC SP ADR	15,333	748,864

		24,483,114
ITALY — 7.45%
Assicurazioni Generali SpA	783,748	14,677,404
Atlantia SpA	222,824	3,800,343
Banca Monte dei Paschi di Siena SpA[a,c]	4,291,616	1,337,645
Enel Green Power SpA	1,175,944	2,531,403
Enel SpA	4,414,620	16,694,891
Eni SpA	1,704,668	38,661,867
Exor SpA	43,148	1,376,186
Fiat Industrial SpA	574,448	6,618,468
Fiat SpA[a]	587,972	4,667,321
Finmeccanica SpA[a]	272,412	1,516,685
Intesa Sanpaolo SpA	7,742,812	14,640,603
Luxottica Group SpA	110,768	5,750,826
Mediobanca SpA	347,116	2,303,295
Pirelli & C. SpA	159,712	1,851,496
Prysmian SpA	137,172	2,942,175
Saipem SpA	177,744	4,770,677
Snam SpA	1,331,148	6,317,564
Telecom Italia SpA	6,659,604	5,169,877
Telecom Italia SpA RNC	4,070,724	2,520,709
Tenaris SA	316,848	6,722,095
Terna SpA	982,744	4,358,383
UniCredit SpA	2,899,288	16,510,354
Unione di Banche Italiane SpA	577,024	2,606,911

		168,347,178
NETHERLANDS — 8.75%
AEGON NV	1,188,824	8,104,165
Akzo Nobel NV	159,712	10,201,341
ASML Holding NV	210,588	17,537,969
Corio NV	45,080	2,016,785
D.E Master Blenders 1753 NVa	338,744	5,314,243
Delta Lloyd NV	121,072	2,380,314
Fugro NV CVA	46,368	2,751,955
Heineken Holding NV	67,620	3,999,247
Heineken NV	153,916	10,729,767
ING Groep NV CVA[a]	2,563,764	24,029,317
Koninklijke Ahold NV	674,268	10,944,987
Koninklijke DSM NV	103,040	6,759,786
Koninklijke KPN NV	2,147,096	4,146,128
Koninklijke Philips Electronics NV	640,780	18,182,721
Randstad Holding NV	81,144	3,470,366
Reed Elsevier NV	461,748	7,588,034
Royal Boskalis Westminster NV CVA	50,876	2,016,631
Royal Vopak NV	47,012	2,833,131
TNT Express NV	235,060	1,807,416
Unilever NV CVA	1,089,648	44,533,213
Wolters Kluwer NV	202,216	4,423,774
Ziggo NV	112,056	4,051,765

		197,823,055
PORTUGAL — 0.61%
Banco Espirito Santo SA Registered[a]	1,231,328	1,217,596
Energias de Portugal SA	1,329,860	4,272,552

86

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

May 31, 2013

Security	Shares	Value

Galp Energia SGPS SA Class B	181,608	$2,977,354
Jeronimo Martins SGPS SA	166,796	3,548,391
Portugal Telecom SGPS SA Registered[c]	422,464	1,795,844

		13,811,737
SPAIN — 10.18%
Abertis Infraestructuras SA	246,008	4,423,715
Acciona SAc	17,391	1,083,775
Actividades de Construcciones y Servicios SA	95,312	2,674,302
Amadeus IT Holding SA Class A	251,804	7,670,574
Banco Bilbao Vizcaya Argentaria SA	3,704,932	34,797,134
Banco de Sabadell SAc	1,799,336	3,392,972
Banco Popular Espanol SAa	4,183,424	3,491,586
Banco Santander SA	7,224,392	51,869,974
Bankia SAa,c	2,621,080	2,989,289
CaixaBank	768,936	2,770,384
Distribuidora Internacional de Alimentacion SA	410,872	3,231,682
Enagas SA	128,800	3,223,318
Ferrovial SA	270,480	4,374,765
Gas Natural SDG SA	235,060	4,871,157
Grifols SAa	99,820	3,655,256
Iberdrola SA	3,155,600	17,066,140
Industria de Diseno Textil SA	146,188	18,154,022
International Consolidated Airlines Group SAa	618,884	2,614,760
Mapfre SA	518,420	1,873,852
Red Electrica Corporacion SA	72,772	3,866,813
Repsol SA	558,348	12,757,402
Telefonica SAa	2,742,796	37,679,431
Zardoya Otis SA	104,328	1,414,287

		229,946,590

TOTAL COMMON STOCKS (Cost: $2,406,195,735)		2,197,599,181

PREFERRED STOCKS — 2.18%

GERMANY — 2.18%
Bayerische Motoren Werke AG	36,064	2,514,087
Fuchs Petrolub AG	21,896	1,888,787
Henkel AG & Co. KGaA	119,140	11,518,645
Porsche Automobil Holding SE	102,396	8,542,234
ProSiebenSat.1 Media AG	69,552	2,785,307
RWE AG NVS	27,048	890,903
Volkswagen AG	96,600	21,151,457

		49,291,420

TOTAL PREFERRED STOCKS (Cost: $45,922,232)		49,291,420

RIGHTS — 0.00%

ITALY — 0.00%
Exor SpA RNC[a]	40,334	1

Security	Shares	Value

Exor SpA[a]	40,334	$9

		10

TOTAL RIGHTS (Cost: $0)		10

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	26,837,281	26,837,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	1,957,722	1,957,722
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,172,980	2,172,980

		30,967,983

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,967,983)		30,967,983

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $2,483,085,950)		2,277,858,594
Other Assets, Less Liabilities — (0.81)%		(18,387,274)

NET ASSETS — 100.00%		$2,259,471,320

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

87

Schedule of Investments   (Unaudited)

iSHARES® MSCI FRANCE ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.41%

ADVERTISING — 1.29%
JCDecaux SA	27,930	$729,013
Publicis Groupe SA	75,430	5,403,045

		6,132,058
AEROSPACE & DEFENSE — 4.95%
European Aeronautic Defence and Space Co. NV	245,670	14,152,360
Safran SA	106,020	5,646,532
Thales SA	38,190	1,859,498
Zodiac Aerospace	14,535	1,918,585

		23,576,975
APPAREL — 4.87%
Christian Dior SA	22,992	4,220,834
LVMH Moet Hennessy Louis Vuitton SA	107,160	18,977,863

		23,198,697
AUTO MANUFACTURERS — 1.32%
Renault SA	81,225	6,290,791

		6,290,791
AUTO PARTS & EQUIPMENT — 1.42%
Compagnie Generale des Etablissements Michelin Class B	77,140	6,776,199

		6,776,199
BANKS — 8.88%
BNP Paribas SA	419,615	24,648,687
Credit Agricole SAa	421,442	3,985,540
Natixis	391,685	1,847,750
Societe Generale	296,685	11,865,785

		42,347,762
BEVERAGES — 2.52%
Pernod Ricard SA	89,680	10,772,920
Remy Cointreau SA	10,735	1,240,722

		12,013,642
BUILDING MATERIALS — 2.91%
Compagnie de Saint-Gobain	168,150	7,309,117
Imerys SA	14,345	897,672
Lafarge SA	78,759	5,649,666

		13,856,455
CHEMICALS — 4.14%
Arkema SA	26,695	2,755,282
L’Air Liquide SA	131,955	16,990,208

		19,745,490

Security	Shares	Value

COMMERCIAL SERVICES — 1.86%
Bureau Veritas SA	23,275	$2,697,300
Edenred SA	86,450	2,755,604
Sodexo	39,900	3,395,305

		8,848,209
COMPUTERS — 0.98%
Atos SA	23,465	1,714,248
Cap Gemini SA	60,610	2,966,854

		4,681,102
COSMETICS & PERSONAL CARE — 3.62%
L’Oreal SA	102,125	17,252,343

		17,252,343
ELECTRIC — 2.89%
Electricite de France SA	102,030	2,325,941
GDF Suez	560,500	11,440,925

		13,766,866
ELECTRICAL COMPONENTS & EQUIPMENT — 4.81%
Legrand SA	105,735	5,213,403
Schneider Electric SA	222,870	17,717,415

		22,930,818
ELECTRONICS — 0.30%
Rexel SA	63,080	1,428,202

		1,428,202
ENGINEERING & CONSTRUCTION — 2.81%
Aeroports de Paris	12,445	1,137,075
Bouygues SA	82,460	2,198,812
Vinci SA	195,890	10,077,505

		13,413,392
FOOD — 5.82%
Carrefour SA	254,790	7,533,692
Casino Guichard-Perrachon SA	23,845	2,490,791
Danone SA	241,015	17,723,046

		27,747,529
HEALTH CARE — PRODUCTS — 1.99%
Essilor International SA	86,070	9,495,972

		9,495,972
HOLDING COMPANIES — DIVERSIFIED — 0.47%
Eurazeo	13,171	724,349
Wendel	13,585	1,499,164

		2,223,513

88

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.27%
Societe BIC SA	12,255	$1,302,681

		1,302,681
INSURANCE — 3.83%
AXA SA	757,245	15,339,117
CNP Assurances SA	68,034	1,026,763
SCOR SE	64,980	1,907,870

		18,273,750
INTERNET — 0.43%
Iliad SA	9,690	2,026,900

		2,026,900
IRON & STEEL — 1.14%
ArcelorMittal	421,895	5,413,081

		5,413,081
LODGING — 0.51%
Accor SA	67,640	2,428,222

		2,428,222
MACHINERY — 0.72%
ALSTOM	91,295	3,446,021

		3,446,021
MEDIA — 0.25%
Lagardere SCA	46,835	1,203,341

		1,203,341
METAL FABRICATE & HARDWARE — 0.51%
Vallourec SA	45,125	2,444,547

		2,444,547
OIL & GAS — 9.44%
Total SA	899,460	44,978,537

		44,978,537
OIL & GAS SERVICES — 1.35%
Compagnie Generale de Geophysique-Veritas[a]	66,880	1,656,387
Technip SA	42,940	4,782,025

		6,438,412
PHARMACEUTICALS — 11.31%
Sanofi	504,260	53,922,010

		53,922,010
REAL ESTATE INVESTMENT TRUSTS — 3.09%
Fonciere des Regions	12,255	1,037,920
Gecina SA	9,405	1,149,777

Security	Shares	Value

Icade	9,785	$888,076
Klepierre	41,990	1,806,712
Unibail-Rodamco SE	40,090	9,832,793

		14,715,278
RETAIL — 1.46%
Kering SA	32,015	6,978,860

		6,978,860
SEMICONDUCTORS — 0.53%
STMicroelectronics NV	268,565	2,527,613

		2,527,613
SOFTWARE — 0.70%
Dassault Systemes SA	26,410	3,320,054

		3,320,054
TELECOMMUNICATIONS — 4.94%
Eutelsat Communications SA	60,610	1,883,642
France Telecom SA	783,655	7,965,483
SES SA Class A FDR	128,725	3,811,176
Vivendi SA	502,930	9,887,764

		23,548,065
TRANSPORTATION — 0.39%
Groupe Eurotunnel SA Registered	232,940	1,877,757

		1,877,757
WATER — 0.69%
Suez Environnement SA	118,085	1,520,128
Veolia Environnement[b]	143,640	1,788,600

		3,308,728

TOTAL COMMON STOCKS (Cost: $517,481,166)		473,879,872

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,892,980	1,892,980
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	138,089	138,089

89

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,016	$12,016

		2,043,085

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,043,085)		2,043,085

TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $519,524,251)		475,922,957
Other Assets, Less Liabilities — 0.16%		777,973

NET ASSETS — 100.00%		$476,700,930

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

90

Schedule of Investments   (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.39%

ARGENTINA — 3.35%
Banco Macro SA SP ADR[a]	44,488	$672,214
BBVA Banco Frances SA SP ADR[a]	53,618	218,225
IRSA Inversiones y Representaciones SA SP ADR	22,671	214,014
Petrobras Argentina SA Class B SP ADR	85,324	360,067
Telecom Argentina SA SP ADR	101,592	1,540,135
YPF SA SP ADR	93,375	1,344,600

		4,349,255
BANGLADESH — 1.47%
Bangladesh Export Import Co. Ltd.[a]	53,040	29,332
GrameenPhone Ltd.	132,800	296,667
Islami Bank Bangladesh Ltd.	1,054,192	511,132
Prime Bank Ltd.	726,325	271,829
Square Pharmaceuticals Ltd.	217,000	548,116
Titas Gas Transmission & Distribution Co. Ltd.	249,400	249,865

		1,906,941
ESTONIA — 0.40%
Tallink Group AS	431,268	520,357

		520,357
INDIA — 1.02%
Mauritius Commercial Bank	158,945	995,001
State Bank of Mauritius Ltd.	9,876,055	329,730

		1,324,731
JORDAN — 0.74%
Arab Bank PLC	64,740	639,362
Jordan Phosphate Mines Co.	12,367	181,457
Jordan Telecommunications Co. PSC	20,418	141,152

		961,971
KAZAKHSTAN — 3.61%
Halyk Savings Bank of Kazakhstan JSC SP GDR	83,332	607,907
KazMunaiGaz Exploration Production JSC SP GDR	200,196	3,113,048
KCell JSC SP GDR[a]	59,013	961,912

		4,682,867
KENYA — 4.39%
Co-operative Bank of Kenya Ltd. (The)	1,742,087	341,666
East African Breweries Ltd.	469,642	2,024,176
Equity Bank Ltd.	2,407,000	1,017,640
Kenya Commercial Bank Ltd.	2,639,460	1,286,407
Safaricom Ltd.	11,960,300	1,018,346

		5,688,235
KUWAIT — 26.44%
Agility Public Warehousing Co. KSC	830,000	2,264,428
Boubyan Bank KSC[a]	416,250	931,794

Security	Shares	Value

Boubyan Petrochemicals Co.	415,000	$1,016,090
Burgan Bank SAK	607,500	1,359,916
Gulf Bank KSC[a]	1,661,500	2,411,761
Kuwait Finance House	1,835,000	5,006,296
Kuwait International Bank	830,000	943,512
Kuwait Projects Co. Holding KSC	832,500	1,601,521
Mabanee Co. SAKC	280,500	1,118,468
Mobile Telecommunications Co. KSC	3,045,000	7,668,416
National Bank of Kuwait	2,635,500	8,941,710
National Industries Group Holding[a]	1,060,000	1,038,125

		34,302,037
LEBANON — 0.47%
Solidere Class A	12,889	161,113
Solidere SP GDR	37,296	453,146

		614,259
NIGERIA — 13.36%
Access Bank PLC	13,506,756	956,230
Afriland Properties PLC[a]	7,291	101
FBN Holdings PLC	19,264,134	2,204,051
Guaranty Trust Bank PLC	17,389,081	3,132,673
Guinness Nigeria PLC	874,654	1,525,945
Lafarge Cement WAPCO Nigeria PLC	1,239,771	768,313
Nigerian Breweries PLC	4,473,949	5,031,072
Union Bank of Nigeria PLC[a]	876,318	62,760
United Bank for Africa PLC	19,468,563	1,047,266
Zenith Bank PLC	18,543,860	2,602,236

		17,330,647
OMAN — 3.76%
Ahli Bank SAOG	510,035	258,329
BankMuscat SAOG	973,175	1,617,745
HSBC Bank Oman SAOG	1,180,343	616,231
National Bank of Oman SAOG	255,889	182,113
Oman Cement Co. SAOG	184,343	371,559
Oman Telecommunications Co. SAOG	265,517	1,031,723
Omani Qatari Telecommunications Co. SAOG	315,234	390,563
Raysut Cement Co.	80,344	404,016

		4,872,279
PAKISTAN — 4.72%
Engro Corp. Ltd.[a]	166,000	247,630
Fauji Fertilizer Co. Ltd.	705,550	830,826
Hub Power Co. Ltd. (The)	539,530	350,647
MCB Bank Ltd.	539,579	1,452,028
National Bank of Pakistan	581,126	253,813
Oil & Gas Development Co. Ltd.	780,200	1,929,207
Pakistan Oilfields Ltd.	83,000	430,277
Pakistan Petroleum Ltd.	124,875	277,838
United Bank Ltd.	332,080	355,770

		6,128,036
QATAR — 17.50%
Al Khalij Commercial Bank	106,821	498,718
Barwa Real Estate Co.	114,706	834,798
Commercial Bank of Qatar QSC (The)	58,432	1,121,702
Doha Bank QSC	76,194	993,949

91

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2013

Security	Shares	Value

Industries Qatar QSC	86,403	$3,955,614
Masraf Al Rayan QSC	433,260	3,242,385
Qatar Electricity & Water Co. QSC	30,129	1,199,782
Qatar Gas Transport Co. Ltd.	157,783	777,811
Qatar Islamic Bank SAQ	59,760	1,130,783
Qatar National Bank SAQ	98,770	4,052,520
Qatar Navigation QSC	34,030	682,236
Qatar Telecom (Q-TEL) QSC	94,537	3,159,671
Vodafone Qatar QSC[a]	407,447	1,048,480

		22,698,449
ROMANIA — 1.06%
Banca Transilvania[a]	1,867,582	651,716
BRD-Groupe Societe Generale SAa	110,888	261,679
OMV Petrom SA	3,818,000	466,262

		1,379,657
SRI LANKA — 1.72%
Commercial Bank of Ceylon PLC	512,940	499,866
John Keells Holdings PLC	769,161	1,732,550

		2,232,416
UNITED ARAB EMIRATES — 13.29%
Abu Dhabi Commercial Bank PJSC	1,320,696	1,830,230
Arabtec Holding Co.	927,442	532,788
Dana Gas PJSC[a]	3,844,560	628,034
DP World Ltd.	196,129	3,098,838
Dubai Financial Market PJSC[a]	2,360,271	1,047,453
Dubai Islamic Bank PJSC	711,974	637,742
Emaar Properties PJSC	3,529,077	5,736,149
First Gulf Bank PJSC	389,187	1,589,405
National Bank of Abu Dhabi PJSC	653,293	2,134,392

		17,235,031
VIETNAM — 2.09%
Bank for Foreign Trade of Vietnam JSC	214,500	315,426
Bao Viet Holdings	63,910	156,635
HAGL JSC[a]	341,960	371,041
Masan Group Corp.[a]	97,110	512,978
Petrovietnam Fertilizer & Chemicals JSC	178,450	389,800
Saigon Thuong Tin Commercial JSB	218,296	184,917
Vingroup JSC[a]	242,368	784,325

		2,715,122

TOTAL COMMON STOCKS (Cost: $121,433,249)		128,942,290

Security	Principal or Shares	Value

CONVERTIBLE BONDS — 0.02%

OMAN — 0.02%
BankMuscat SAOG
4.50%, 03/20/16	$20,557	$21,574

		21,574

TOTAL CONVERTIBLE BONDS (Cost: $20,557)		21,574

SHORT-TERM INVESTMENTS — 6.08%

MONEY MARKET FUNDS — 6.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	7,890,356	7,890,356

		7,890,356

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,890,356)		7,890,356

TOTAL INVESTMENTS IN SECURITIES —105.49%
(Cost: $129,344,162)		136,854,220
Other Assets, Less Liabilities — (5.49)%		(7,120,612)

NET ASSETS — 100.00%		$129,733,608

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

92

Schedule of Investments   (Unaudited)

iSHARES® MSCI GERMANY ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 91.76%

AIRLINES — 0.48%
Deutsche Lufthansa AG Registered[a]	677,816	$14,608,615

		14,608,615

APPAREL — 2.56%
Adidas AG	616,828	67,222,305
Hugo Boss AG	93,412	10,427,065

		77,649,370

AUTO MANUFACTURERS — 9.65%
Bayerische Motoren Werke AG	976,194	93,228,706
Daimler AG Registered	2,832,854	181,402,811
Volkswagen AG	86,850	18,577,631

		293,209,148

AUTO PARTS & EQUIPMENT — 1.41%
Continental AG	324,240	42,714,855

		42,714,855

BANKS — 5.61%
Commerzbank AGa,b	2,852,153	29,866,831
Deutsche Bank AG Registered	3,005,782	140,529,916

		170,396,747

BUILDING MATERIALS — 1.03%
HeidelbergCement AG	414,564	31,425,209

		31,425,209

CHEMICALS — 14.21%
BASF SE	2,707,790	264,004,305
Brenntag AG	151,698	23,100,570
K+S AG Registered	507,976	21,402,531
Lanxess AGb	245,110	18,287,832
Linde AG	546,190	104,798,996

		431,594,234

COSMETICS & PERSONAL CARE — 0.88%
Beiersdorf AG	297,220	26,782,754

		26,782,754

DIVERSIFIED FINANCIAL SERVICES — 1.21%
Deutsche Boerse AG	568,964	36,714,015

		36,714,015

ELECTRIC — 4.59%
E.ON SE	5,309,430	89,866,131

Security	Shares	Value

RWE AG	1,442,868	$49,469,706

		139,335,837
ENGINEERING & CONSTRUCTION — 0.42%
Fraport AG	108,852	6,418,784
Hochtief AG	90,710	6,389,394

		12,808,178
FOOD — 0.70%
METRO AG	382,140	13,040,022
Suedzucker AG	240,864	8,162,977

		21,202,999
HEALTH CARE — PRODUCTS — 1.87%
Fresenius SE & Co. KGaA	367,858	43,612,535
QIAGEN NVa	697,502	13,080,337

		56,692,872
HEALTH CARE — SERVICES — 1.40%
Fresenius Medical Care AG & Co. KGaA	624,934	42,439,514

		42,439,514
HOLDING COMPANIES — DIVERSIFIED — 0.65%
GEA Group AG	539,242	19,658,864

		19,658,864
HOUSEHOLD PRODUCTS & WARES — 1.03%
Henkel AG & Co. KGaA	382,912	31,313,622

		31,313,622
INSURANCE — 10.57%
Allianz SE Registered	1,344,052	208,591,477
Hannover Rueckversicherung AG Registered	177,946	13,449,642
Muenchener Rueckversicherungs-Gesellschaft AG Registered	528,820	99,135,974

		321,177,093
INTERNET — 0.29%
United Internet AG Registered	314,590	8,961,435

		8,961,435
IRON & STEEL — 0.75%
ThyssenKrupp AGa	1,137,542	22,784,600

		22,784,600
MACHINERY — 0.38%
MAN SE	103,834	11,520,440

		11,520,440
MANUFACTURING — 8.14%
Siemens AG Registered	2,337,616	247,241,583

		247,241,583

93

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2013

Security	Shares	Value

MEDIA — 0.98%
Axel Springer AGb	116,572	$5,113,967
Kabel Deutschland Holding AG	260,936	24,618,996

		29,732,963
PHARMACEUTICALS — 9.79%
Bayer AG Registered	2,437,976	261,900,623
Celesio AG	250,900	5,186,404
Merck KGaA	190,684	30,211,208

		297,298,235
SEMICONDUCTORS — 0.89%
Infineon Technologies AG	3,185,658	27,042,411

		27,042,411
SOFTWARE — 6.72%
SAP AG	2,716,282	204,283,078

		204,283,078
TELECOMMUNICATIONS — 3.32%
Deutsche Telekom AG Registered[b]	8,280,858	94,849,337
Telefonica Deutschland Holding AGc	823,338	6,093,900

		100,943,237
TRANSPORTATION — 2.23%
Deutsche Post AG Registered	2,673,436	67,770,956

		67,770,956

TOTAL COMMON STOCKS (Cost: $2,951,269,048)		2,787,302,864

PREFERRED STOCKS — 7.17%

AUTO MANUFACTURERS — 4.68%
Bayerische Motoren Werke AG	157,874	11,005,686
Porsche Automobil Holding SE	451,620	37,675,727
Volkswagen AG	426,530	93,392,660

		142,074,073
ELECTRIC — 0.12%
RWE AG NVS[b]	115,028	3,788,773

		3,788,773
HOUSEHOLD PRODUCTS & WARES — 1.67%
Henkel AG & Co. KGaA	525,346	50,791,288

		50,791,288
MEDIA — 0.40%
ProSiebenSat.1 Media AG	306,484	12,273,580

		12,273,580

Security	Shares	Value

OIL & GAS — 0.30%
Fuchs Petrolub AG	104,606	$9,023,497

		9,023,497

TOTAL PREFERRED STOCKS (Cost: $185,265,937)		217,951,211

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	31,381,669	31,381,669
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	2,289,226	2,289,226
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,502,042	1,502,042

		35,172,937

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,172,937)		35,172,937

TOTAL INVESTMENTS IN SECURITIES — 100.09% (Cost: $3,171,707,922)		3,040,427,012
Other Assets, Less Liabilities — (0.09)%		(2,788,946)

NET ASSETS — 100.00%		$3,037,638,066

NVS  —  Non-Voting Shares

a Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

d Affiliated issuer. See Note 2.

[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
104	DAX Index (Jun. 2013)	Eurex	$28,191,756	$1,428,451

See accompanying notes to schedules of investments.

94

Schedule of Investments   (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.67%

AUSTRALIA — 0.89%
Australian Agricultural Co. Ltd.[a]	16,159	$17,352
GrainCorp Ltd. Class A	14,311	174,252
Nufarm Ltd.	13,420	58,671
Tassal Group Ltd.	8,690	17,080

		267,355
BRAZIL — 0.43%
BrasilAgro — Companhia Brasileira Propriedades Agricolas[a]	2,200	11,121
Fertilizantes Heringer SAa	2,200	10,399
Sao Martinho SA	3,300	44,412
SLC Agricola SA	4,400	39,284
Tereos Internacional SA	14,300	22,732

		127,948
CANADA — 12.65%
AG Growth International Inc.	425	14,581
Agrium Inc.	11,253	1,043,697
Potash Corp. of Saskatchewan Inc.	64,680	2,744,152

		3,802,430
CHILE — 0.14%
AquaChile SAa	25,806	16,059
Empresas Iansa SA	197,692	10,787
Multiexport Foods SA	56,452	14,259

		41,105
CHINA — 1.08%
Asian Citrus Holdings Ltd.	66,000	28,312
China Agri-Industries Holdings Ltd.	155,200	76,372
China BlueChemical Ltd. Class H	132,000	81,960
China Modern Dairy Holdings Ltd.[a]	143,000	48,632
First Tractor Co. Ltd. Class Ha,b	44,000	31,458
Global Bio-Chem Technology Group Co. Ltd.[a]	198,000	18,364
Sinofert Holdings Ltd.	176,000	40,357

		325,455
DENMARK — 0.29%
Auriga Industries A/S Class Ba	1,265	37,380
East Asiatic Co. Ltd. A/Sa,b	957	16,052
United International Enterprises Ltd.	198	33,350

		86,782
FINLAND — 0.05%
HKScan OYJ Class A	3,080	15,647

		15,647
FRANCE — 0.21%
Naturex	352	27,039

Security	Shares	Value

Vilmorin & Cie	319	$37,262

		64,301
GERMANY — 2.73%
K+S AG Registered	13,112	552,447
KWS Saat AG	176	62,726
Suedzucker AG	6,017	203,919

		819,092
HONG KONG — 0.08%
Century Sunshine Group Holdings Ltd.	110,000	13,037
Pacific Andes International Holdings Ltd.	242,000	11,534

		24,571
INDONESIA — 1.71%
PT Astra Agro Lestari Tbk	27,500	54,747
PT Bisi International Tbk	154,000	12,892
PT BW Plantation Tbk	126,500	14,077
PT Charoen Pokphand Indonesia Tbk	555,500	280,727
PT Japfa Comfeed Indonesia Tbk	363,000	73,378
PT Malindo Feedmill Tbk	60,500	23,008
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	187,000	36,656
PT Sampoerna Agro Tbk	49,500	9,501
PT Tunas Baru Lampung Tbk	170,500	9,052

		514,038
ISRAEL — 1.67%
Israel Chemicals Ltd.	33,396	372,549
Israel Corp. Ltd. (The)	209	129,194

		501,743
ITALY — 2.51%
Fiat Industrial SpA	64,482	742,925
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	198	10,008

		752,933
JAPAN — 5.26%
Hokuto Corp.	3,300	58,761
Iseki & Co. Ltd.	11,000	36,930
Kubota Corp.	78,000	1,158,703
Maruha Nichiro Holdings Inc.	33,000	60,134
Mitsui Sugar Co. Ltd.	11,000	32,681
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	19,064
Nippon Meat Packers Inc.	11,000	156,544
Sakata Seed Corp.	4,400	57,475

		1,580,292
MALAYSIA — 3.06%
Felda Global Ventures Holdings Bhd	80,300	114,270
Genting Plantations Bhd	16,500	47,919
Hap Seng Plantations Holdings Bhd	18,700	16,232
IJM Plantations Bhd	23,100	22,586
IOI Corp. Bhd	218,900	360,242
Kim Loong Resources Bhd	8,800	6,531
Kuala Lumpur Kepong Bhd	35,200	240,573
QL Resources Bhd	26,400	27,345

95

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2013

Security	Shares	Value

Rimbunan Sawit Bhd	40,700	$11,492
Sarawak Oil Palms Bhd	11,000	20,055
TDM Bhd	7,700	11,951
TH Plantations Bhd	16,500	11,926
TSH Resources Bhd	22,000	16,257
United Malacca Bhd	5,500	13,293

		920,672
NETHERLANDS — 0.74%
Nutreco NV	5,148	220,870

		220,870
NORWAY — 3.41%
Austevoll Seafood ASA	7,480	44,482
Cermaq ASA	4,136	76,600
Copeinca ASA	1,837	18,103
Leroey Seafood Group ASA	1,397	38,572
Marine Harvest ASA	213,631	222,145
Yara International ASA	13,948	623,761

		1,023,663
POLAND — 0.47%
Grupa Azoty SA	3,058	69,674
Kernel Holding SAa	4,070	70,762

		140,436
RUSSIA — 2.38%
Uralkali OJSC	99,000	714,905

		714,905
SINGAPORE — 2.53%
Bumitama Agri Ltd.[b]	33,000	26,616
First Resources Ltd.[b]	44,000	66,105
GMG Global Ltd.[b]	253,000	23,006
Golden Agri-Resources Ltd.	550,000	250,069
Indofood Agri Resources Ltd.[b]	33,000	26,225
Wilmar International Ltd.	143,000	368,624

		760,645
SOUTH AFRICA — 0.59%
Astral Foods Ltd.	2,816	24,986
Illovo Sugar Ltd.	16,500	56,636
Tongaat Hulett Ltd.	7,953	96,411

		178,033
SOUTH KOREA — 0.32%
Dongwon Industries Co. Ltd.	88	28,432
Harim Co. Ltd.[a,b]	3,025	9,345
Namhae Chemical Corp.	2,530	17,289
Nong Woo Bio Co. Ltd.	495	12,904
Sajo Industries Co. Ltd.[a]	120	4,536
Silla Co. Ltd.	550	14,119
TS Corp.	330	9,260

		95,885

Security	Shares	Value

SPAIN — 0.00%
Pescanova SAa,c	414	$—

		—
SWEDEN — 0.05%
Black Earth Farming Ltd. SDR[a]	12,255	15,671

		15,671
SWITZERLAND — 9.11%
Syngenta AG Registered	6,985	2,736,932

		2,736,932
TAIWAN — 0.64%
Sesoda Corp.	11,000	12,279
Sinon Corp.	33,000	16,765
Taiwan Fertilizer Co. Ltd.	55,000	143,566
Taiyen Biotech Co. Ltd.	22,000	20,515

		193,125
THAILAND — 0.80%
Charoen Pokphand Foods PCL NVDR	225,500	216,003
GFPT PCL NVDR	31,900	9,536
Khon Kaen Sugar Industry PCL NVDR	36,300	15,228

		240,767
TURKEY — 0.10%
Bagfas Bandirma Gubre Fabrikalari AS	495	13,719
Gubre Fabrikalari TAS[a]	2,134	16,834

		30,553
UNITED STATES — 43.77%
AGCO Corp.	7,359	408,204
Alico Inc.	297	13,707
American Vanguard Corp.	1,848	56,290
Archer-Daniels-Midland Co.	49,159	1,584,395
Bunge Ltd.	10,912	759,475
Cal-Maine Foods Inc.	1,034	46,261
CF Industries Holdings Inc.	4,708	899,040
Darling International Inc.[a]	8,800	172,568
Deere & Co.	27,654	2,408,940
Dole Food Co. Inc.[a]	2,827	26,772
Fresh Del Monte Produce Inc.	3,190	85,396
Ingredion Inc.	5,753	391,894
Intrepid Potash Inc.	4,422	83,045
Lindsay Corp.	1,023	83,119
Monsanto Co.	40,062	4,031,840
Mosaic Co. (The)	22,253	1,353,427
Pilgrim’s Pride Corp.[a]	4,884	58,413
Sanderson Farms Inc.	1,628	112,202
Scotts Miracle-Gro Co. (The) Class A	3,267	154,431
Smithfield Foods Inc.[a]	10,043	330,816

96

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2013

Security	Shares	Value

Titan International Inc.	3,971	$92,643

		13,152,878

TOTAL COMMON STOCKS (Cost: $29,026,826)		29,348,727

INVESTMENT COMPANIES — 0.74%

INDIA — 0.74%
iShares India 50 ETF[d]	9,306	222,832

		222,832

TOTAL INVESTMENT COMPANIES (Cost: $226,097)		222,832

PREFERRED STOCKS — 1.11%

CHILE — 1.11%
Sociedad Quimica y Minera de Chile SA Series B	7,150	333,834

		333,834

TOTAL PREFERRED STOCKS (Cost: $403,297)		333,834

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	80,405	80,405
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	5,865	5,865
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	26,167	26,167

		112,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,437)		112,437

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $29,768,657)		30,017,830
Other Assets, Less Liabilities — 0.10%		29,769

NET ASSETS — 100.00%		$30,047,599

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments   (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 97.09%

AUSTRALIA — 1.81%
Aquila Resources Ltd.[a]	266	$556
Aurora Oil and Gas Ltd.[a]	632	1,897
AWE Ltd.[a]	938	1,183
Beach Energy Ltd.	2,211	2,575
Buru Energy Ltd.[a]	324	475
Caltex Australia Ltd.	240	5,173
Coalspur Mines Ltd.[a]	560	129
Drillsearch Energy Ltd.[a]	812	887
Energy Resources of Australia Ltd.[a]	308	348
Horizon Oil Ltd.[a]	1,626	585
Karoon Gas Australia Ltd.[a]	312	1,699
Linc Energy Ltd.[a]	812	1,218
Paladin Energy Ltd.[a]	1,324	1,301
Red Fork Energy Ltd.[a]	1,350	712
Roc Oil Co. Ltd.[a]	1,350	563
Santos Ltd.	1,830	22,949
Senex Energy Ltd.[a]	1,285	751
Whitehaven Coal Ltd.	1,348	2,947
Woodside Petroleum Ltd.	1,230	42,442

		88,390
AUSTRIA — 0.28%
OMV AG	296	13,714

		13,714
BRAZIL — 0.99%
HRT Participacoes em Petroleo SAa	400	433
Petroleo Brasileiro SA	5,400	48,036

		48,469
CANADA — 9.98%
Advantage Oil & Gas Ltd.[a]	272	1,184
Angle Energy Inc.[a]	108	336
ARC Resources Ltd.	590	16,383
Athabasca Oil Corp.[a]	600	4,261
Bankers Petroleum Ltd.[a]	422	1,205
Baytex Energy Corp.	248	9,444
Bellatrix Exploration Ltd.[a]	174	918
Birchcliff Energy Ltd.[a]	158	1,368
BlackPearl Resources Inc.[a]	470	969
Bonavista Energy Corp.	408	6,438
Bonterra Energy Corp.	56	2,790
Cameco Corp.	718	15,658
Canacol Energy Ltd.[a]	160	412
Canadian Natural Resources Ltd.	2,070	61,887
Canadian Oil Sands Ltd.	882	17,127
Cenovus Energy Inc.	1,420	42,646
Cequence Energy Ltd.[a]	200	339
Crescent Point Energy Corp.	722	26,224
Crew Energy Inc.[a]	180	1,064
DeeThree Exploration Ltd.[a]	168	1,149
Denison Mines Corp.[a]	538	692
Encana Corp.	1,348	25,785

Security	Shares	Value

Enerplus Corp.	418	$6,540
Freehold Royalties Ltd.	90	2,075
Husky Energy Inc.	660	18,704
Imperial Oil Ltd.	552	21,625
Ithaca Energy Inc.[a]	538	989
Legacy Oil & Gas Inc. Class Aa	226	1,231
Lightstream Resources Ltd.	399	3,455
Long Run Exploration Ltd.[a]	228	933
MEG Energy Corp.[a]	308	8,755
NuVista Energy Ltd.[a]	156	1,238
Pacific Rubiales Energy Corp.	548	11,612
Paramount Resources Ltd. Class Aa	88	3,278
Parex Resources Inc.[a]	200	844
Pengrowth Energy Corp.	1,125	5,758
Penn West Petroleum Ltd.	858	8,800
Petrominerales Ltd.	180	1,066
Peyto Exploration & Development Corp.	284	8,493
Southern Pacific Resource Corp.[a]	528	261
SouthGobi Resources Ltd.[a]	200	313
Sprott Resource Corp.	206	815
Suncor Energy Inc.	2,824	85,932
Surge Energy Inc.[a]	200	1,024
Tag Oil Ltd.[a]	200	606
Talisman Energy Inc.	1,932	22,674
Tourmaline Oil Corp.[a]	302	12,331
TransGlobe Energy Corp.[a]	116	857
Trilogy Energy Corp.	96	3,003
Twin Butte Energy Ltd.	600	1,306
Uranium One Inc.[a]	850	2,278
Vermilion Energy Inc.	194	9,806
Whitecap Resources Inc.	318	3,366

		488,247
CHINA — 3.22%
China Coal Energy Co. Class H	8,000	5,215
China Qinfa Group Ltd.	4,000	402
China Shenhua Energy Co. Ltd. Class H	7,000	22,949
CNOOC Ltd.	34,000	60,092
Hidili Industry International Development Ltd.[b]	4,000	866
Kunlun Energy Co. Ltd.	8,000	15,355
MIE Holdings Corp.	4,000	948
PetroChina Co. Ltd. Class H	40,000	46,581
Sino Oil And Gas Holdings Ltd.[a,b]	50,000	1,191
Yanzhou Coal Mining Co. Ltd. Class Hb	4,000	4,102

		157,701
COLOMBIA — 0.40%
Ecopetrol SA SP ADR	448	19,421

		19,421
FINLAND — 0.06%
Neste Oil OYJ	210	3,073

		3,073
FRANCE — 4.17%
Esso SA Francaise	8	518
Etablissements Maurel et Prom	148	2,550
Maurel & Prom Nigeria[a]	382	1,911

98

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2013

Security	Shares	Value

Total SA	3,980	$199,025

		204,004
GREECE — 0.06%
Hellenic Petroleum SA	135	1,330
Motor Oil (Hellas) Corinth Refineries SA	176	1,770

		3,100
HONG KONG — 0.01%
Mongolia Energy Corp. Ltd.[a]	8,000	309

		309
HUNGARY — 0.14%
MOL Hungarian Oil and Gas PLC	94	6,841

		6,841
INDIA — 0.71%
Reliance Industries Ltd. SP GDR[c]	1,206	34,576

		34,576
INDONESIA — 0.28%
PT Adaro Energy Tbk	39,000	3,703
PT Benakat Petroleum Energy Tbk[a]	29,000	471
PT Bukit Asam (Persero) Tbk	2,000	2,491
PT Bumi Resources Tbk	29,000	1,954
PT Delta Dunia Makmur Tbk[a]	11,000	202
PT Energi Mega Persada Tbk[a]	53,000	741
PT Indika Energy Tbk	3,000	285
PT Indo Tambangraya Megah Tbk	1,000	3,063
PT Medco Energi Internasional Tbk	3,000	612
PT Resource Alam Indonesia Tbk	1,000	191

		13,713
ISRAEL — 0.07%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	635
Oil Refineries Ltd.[a]	2,218	989
Paz Oil Co. Ltd.[a]	12	1,853

		3,477
ITALY — 2.28%
Eni SpA	4,802	108,909
ERG SpA	172	1,743
Saras SpA[a]	582	863

		111,515
JAPAN — 1.06%
Cosmo Oil Co. Ltd.[a]	2,000	3,645
INPEX Corp.	4	17,311
Japan Petroleum Exploration Co. Ltd.	100	4,263
JX Holdings Inc.	4,400	21,788
Showa Shell Sekiyu K.K.	600	4,807

		51,814

Security	Shares	Value

MALAYSIA — 0.04%
Petron Malaysia Refining & Marketing Bhd	1,800	$2,050

		2,050
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	621

		621
NORWAY — 1.08%
Det norske oljeselskap ASA[a]	104	1,638
DNO International ASA[a]	1,152	2,063
Norwegian Energy Co. ASA[a]	694	430
Statoil ASA	2,146	48,751

		52,882
PHILIPPINES — 0.02%
Philex Petroleum Corp.[a]	2,000	911

		911
POLAND — 0.26%
Grupa Lotos SAa	84	1,093
Lubelski Wegiel Bogdanka SA	64	2,497
Polski Koncern Naftowy Orlen SAa	558	8,958

		12,548
PORTUGAL — 0.18%
Galp Energia SGPS SA Class B	526	8,623

		8,623
RUSSIA — 2.40%
LUKOIL OAO	974	57,276
NovaTek OAO SP GDR[d]	178	19,972
Rosneft Oil Co. OJSC	2,350	15,563
Surgutneftegas OJSC	13,200	10,044
Tatneft OAO Class S	2,580	14,575

		117,430
SOUTH AFRICA — 0.11%
Exxaro Resources Ltd.	348	5,486

		5,486
SOUTH KOREA — 0.50%
S-Oil Corp.	102	7,909
SK Innovation Co. Ltd.	124	16,410

		24,319
SPAIN — 0.73%
Repsol SA	1,554	35,507

		35,507

99

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2013

Security	Shares	Value

SWEDEN — 0.19%
Alliance Oil Co. Ltd. SDR[a]	142	$1,004
Lundin Petroleum ABa	394	8,216

		9,220

THAILAND — 0.53%
Bangchak Petroleum PCL NVDR	1,000	1,123
Banpu PCL NVDR	300	2,963
Esso (Thailand) PCL NVDR	6,400	1,871
IRPC PCL NVDR	29,800	3,642
PTT Exploration & Production PCL NVDR	2,631	13,209
Thai Oil PCL NVDR	1,600	3,382

		26,190

TURKEY — 0.18%
Turkiye Petrol Rafinerileri AS	322	8,598

		8,598

UNITED KINGDOM — 17.22%
Afren PLC[a]	1,888	3,756
Amerisur Resources PLC[a]	1,274	889
Anglo Pacific Group PLC	212	790
BG Group PLC	6,368	117,109
Bowleven PLC[a]	676	715
BP PLC	35,764	256,713
Cairn Energy PLC[a]	1,010	4,182
EnQuest PLC[a]	1,090	2,125
Essar Energy PLC[a]	568	1,268
Faroe Petroleum PLC[a]	328	552
Gulf Keystone Petroleum Ltd.[a,b]	1,480	3,562
Hargreaves Services PLC	54	734
Heritage Oil PLC[a]	340	731
Ophir Energy PLC[a]	964	5,774
Premier Oil PLC	986	5,380
Rockhopper Exploration PLC[a]	482	966
Royal Dutch Shell PLC Class A	6,836	228,320
Royal Dutch Shell PLC Class B	5,114	176,815
Salamander Energy PLC[a]	485	1,279
SOCO International PLC[a]	434	2,541
Tullow Oil PLC	1,724	27,314
Xcite Energy Ltd.[a]	258	414

		841,929

UNITED STATES — 48.12%
Abraxas Petroleum Corp.[a]	126	294
Alpha Natural Resources Inc.[a]	404	2,699
Anadarko Petroleum Corp.	942	82,397
Apache Corp.	728	59,791
Approach Resources Inc.[a]	92	2,317
Arch Coal Inc.	372	1,919
Berry Petroleum Co. Class A	82	3,551
Bill Barrett Corp.[a]	94	2,122
Bonanza Creek Energy Inc.[a]	46	1,709
BPZ Resources Inc.[a]	158	305
Cabot Oil & Gas Corp.	398	28,003
Carrizo Oil & Gas Inc.[a]	64	1,642
Chesapeake Energy Corp.	1,004	21,927
Chevron Corp.	3,628	445,337

Security	Shares	Value

Cimarex Energy Co.	154	$10,801
Clayton Williams Energy Inc.[a]	12	524
Cloud Peak Energy Inc.[a]	98	1,882
Cobalt International Energy Inc.[a]	540	14,008
Comstock Resources Inc.	84	1,355
Concho Resources Inc.[a]	198	16,565
ConocoPhillips	2,176	133,476
CONSOL Energy Inc.	412	14,288
Contango Oil & Gas Co.	44	1,539
Continental Resources Inc.[a]	82	6,653
CVR Energy Inc.	32	2,010
Delek US Holdings Inc.	64	2,306
Denbury Resources Inc.[a]	728	13,359
Devon Energy Corp.	708	40,250
Diamondback Energy Inc.[a]	35	1,182
Energen Corp.	134	7,261
Energy XXI (Bermuda) Ltd.	122	3,115
EOG Resources Inc.	514	66,357
EPL Oil & Gas Inc.[a]	82	2,497
EQT Corp.	282	22,526
EXCO Resources Inc.	236	1,919
Exxon Mobil Corp.	8,374	757,596
Forest Oil Corp.[a]	198	901
Goodrich Petroleum Corp.[a]	48	603
Gulfport Energy Corp.[a]	144	6,867
Halcon Resources Corp.[a]	377	1,991
Hess Corp.	576	38,828
HollyFrontier Corp.	348	17,226
Kodiak Oil & Gas Corp.[a]	564	4,952
Laredo Petroleum Holdings Inc.[a]	50	968
Linn Co LLC	62	2,250
Magnum Hunter Resources Corp.[a]	190	652
Marathon Oil Corp.	1,300	44,707
Marathon Petroleum Corp.	616	50,820
Matador Resources Co.[a]	114	1,138
McMoRan Exploration Co.[a]	170	2,827
Newfield Exploration Co.[a]	244	5,805
Noble Energy Inc.	664	38,280
Northern Oil and Gas Inc.[a]	100	1,317
Oasis Petroleum Inc.[a]	138	5,128
Occidental Petroleum Corp.	1,500	138,105
PDC Energy Inc.[a]	40	2,048
Peabody Energy Corp.	490	9,638
Penn Virginia Corp.	82	382
PetroQuest Energy Inc.[a]	98	449
Pioneer Natural Resources Co.	250	34,670
QEP Resources Inc.	324	9,189
Quicksilver Resources Inc.[a]	160	355
Range Resources Corp.	314	23,606
Resolute Energy Corp.[a]	106	892
Rex Energy Corp.[a]	66	1,096
Rosetta Resources Inc.[a]	124	5,811
Sanchez Energy Corp.[a]	56	1,225
SandRidge Energy Inc.[a]	656	3,391
SM Energy Co.	116	7,034
Solazyme Inc.[a]	76	936
Southwestern Energy Co.[a]	644	24,272
Stone Energy Corp.[a]	72	1,621
Swift Energy Co.[a]	74	1,003
Tesoro Corp.	256	15,782
Ultra Petroleum Corp.[a]	286	6,515
VAALCO Energy Inc.[a]	96	587
Valero Energy Corp.	1,024	41,605

100

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2013

Security	Shares	Value

W&T Offshore Inc.	58	$855
Warren Resources Inc.[a]	102	299
Western Refining Inc.	124	4,138
Whiting Petroleum Corp.[a]	212	9,767
WPX Energy Inc.[a]	356	6,857

		2,352,870

TOTAL COMMON STOCKS
(Cost: $4,904,228)		4,747,548

PREFERRED STOCKS — 1.74%

BRAZIL — 1.58%
Petroleo Brasileiro SA	8,200	77,095

		77,095

RUSSIA — 0.16%
Surgutneftegas OJSC	12,800	7,793

		7,793

TOTAL PREFERRED STOCKS
(Cost: $120,758)		84,888

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	10,226	10,226
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[e,f,g]	746	746
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,507	2,507

		13,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,479)		13,479

TOTAL INVESTMENTS IN SECURITIES — 99.10%
(Cost: $5,038,465)		4,845,915
Other Assets, Less Liabilities — 0.90%		43,785

NET ASSETS — 100.00%		$4,889,700

NVDR   —  Non-Voting Depositary Receipts

SDR   —  Swedish Depositary Receipts

SP ADR   —  Sponsored American Depositary Receipts

SP GDR   —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.

[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

101

Schedule of Investments   (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AUSTRALIA — 8.79%
Kingsgate Consolidated Ltd.	98,532	$153,982
Medusa Mining Ltd.	84,303	204,488
Newcrest Mining Ltd.	133,161	1,852,464
Northern Star Resources Ltd.	224,859	176,779
Resolute Mining Ltd.	286,008	215,255
Silver Lake Resources Ltd.[a],b	225,930	175,454

		2,778,422
CANADA — 56.73%
Agnico-Eagle Mines Ltd.	42,585	1,388,529
Alacer Gold Corp.	96,084	208,242
Argonaut Gold Inc.[a]	50,235	382,516
AuRico Gold Inc.	80,756	411,769
B2Gold Corp.[a]	229,806	580,324
Barrick Gold Corp.	194,616	4,101,143
Centerra Gold Inc.	66,708	246,553
China Gold International Resources Corp. Ltd.[a]	98,379	322,679
Eldorado Gold Corp.	176,205	1,428,666
Goldcorp Inc.	160,446	4,776,666
Kinross Gold Corp.	239,037	1,572,688
Nevsun Resources Ltd.	74,358	269,791
Osisko Mining Corp.[a]	124,287	536,326
SEMAFO Inc.	128,112	252,865
Yamana Gold Inc.	123,114	1,455,617

		17,934,374
CHINA — 1.43%
China Precious Metal Resources Holdings Co. Ltd.[a],b	1,734,000	303,787
Lingbao Gold Co. Ltd. Class H	510,000	147,821

		451,608
PERU — 2.78%
Compania de Minas Buenaventura SA SP ADR	49,011	879,747

		879,747
SOUTH AFRICA — 11.23%
AngloGold Ashanti Ltd.	78,999	1,429,635
DRDGOLD Ltd.[b]	427,023	258,512
Gold Fields Ltd.	182,733	1,116,043
Harmony Gold Mining Co. Ltd.	116,688	484,743
Sibanye Gold Ltd.[a]	311,661	259,931

		3,548,864
TURKEY — 0.94%
Koza Altin Isletmeleri AS	16,932	297,813

		297,813
UNITED KINGDOM — 6.40%
African Barrick Gold PLC	9,027	18,790
Centamin PLC[a]	409,428	238,610

Security	Shares	Value

Highland Gold Mining Ltd.	152,388	$199,846
Pan African Resources PLC[a]	790,959	179,876
Randgold Resources Ltd.	17,493	1,387,056

		2,024,178
UNITED STATES — 11.57%
Allied Nevada Gold Corp.[a]	35,751	275,998
Gold Resource Corp.	19,584	188,006
Newmont Mining Corp.	93,177	3,194,108

		3,658,112

TOTAL COMMON STOCKS (Cost: $47,106,561)		31,573,118

SHORT-TERM INVESTMENTS — 2.00%

MONEY MARKET FUNDS — 2.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c],d,e	556,277	556,277
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c],d,e	40,579	40,579
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	34,696	34,696

		631,552

TOTAL SHORT-TERM INVESTMENTS (Cost: $631,552)		631,552

TOTAL INVESTMENTS IN SECURITIES — 101.87% (Cost: $47,738,113)		32,204,670
Other Assets, Less Liabilities — (1.87)%		(592,069)

NET ASSETS — 100.00%		$31,612,601

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

102

Schedule of Investments   (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 94.75%

AUSTRALIA — 19.44%
Alumina Ltd.[a]	672,836	$667,659
Aquarius Platinum Ltd.[a]	124,136	77,360
Arrium Ltd.	368,396	284,326
Atlas Iron Ltd.	238,483	177,200
BC Iron Ltd.	17,936	51,244
BHP Billiton Ltd.	873,672	29,216,634
BlueScope Steel Ltd.[a]	151,870	767,340
Cudeco Ltd.[a]	30,208	109,186
Discovery Metals Ltd.[a]	52,156	9,501
Fortescue Metals Group Ltd.	413,000	1,326,478
Gindalbie Metals Ltd.[a],b	360,494	41,475
Grange Resources Ltd.	193,642	35,274
Iluka Resources Ltd.	114,932	1,238,547
Imdex Ltd.	56,168	45,773
Independence Group NL	61,718	191,126
Indophil Resources NLa	236,594	68,050
Kagara Ltd.[a],c	1,161	—
Lynas Corp. Ltd.[a],b	545,632	292,950
Metals X Ltd.[a]	193,642	23,207
Mineral Deposits Ltd.[a]	22,778	60,056
Mirabela Nickel Ltd.[a]	199,070	31,492
Mount Gibson Iron Ltd.	211,456	100,353
OM Holdings Ltd.[a]	98,176	36,239
OZ Minerals Ltd.	84,138	326,702
PanAust Ltd.	133,576	306,078
Rio Tinto Ltd.	117,528	6,217,679
Sandfire Resources NLa,b	25,374	155,208
Sims Metal Management Ltd.	49,210	457,647
Sundance Resources Ltd.[a]	668,588	59,614
Syrah Resources Ltd.[a]	14,160	27,288
Tiger Resources Ltd.[a]	212,994	46,968
Western Areas NL	39,534	115,984
Western Desert Resources Ltd.[a]	61,718	41,716

		42,606,354
AUSTRIA — 0.51%
AMAG Austria Metall AGd	3,898	118,717
Voestalpine AG	30,094	1,002,737

		1,121,454
BELGIUM — 0.24%
Bekaert NVb	10,856	316,631
Nyrstar NVa	41,658	215,955

		532,586
BRAZIL — 2.53%
Companhia Siderurgica Nacional SA	201,000	623,015
MMX Mineracao e Metalicos SAa	47,200	37,184
Paranapanema SAa	59,400	161,553
Vale SA	330,400	4,717,676

		5,539,428

Security	Shares	Value

CANADA — 5.08%
Augusta Resource Corp.[a]	27,376	$68,867
Capstone Mining Corp.[a]	85,668	188,983
Dominion Diamond Corp.[a]	21,004	320,887
Dundee Precious Metals Inc.[a]	25,610	125,628
First Quantum Minerals Ltd.	152,106	2,731,447
HudBay Minerals Inc.	45,906	366,431
Imperial Metals Corp.[a]	12,508	133,122
Ivanplats Ltd. Class Aa	71,980	188,037
Labrador Iron Ore Royalty Corp.	17,228	565,071
Lundin Mining Corp.[a]	140,306	579,659
Major Drilling Group International	23,486	154,748
North American Palladium Ltd.[a],b	44,840	48,157
Northern Dynasty Minerals Ltd.[a]	20,890	51,540
Orbite Aluminae Inc.[a],b	49,324	40,564
Sherritt International Corp.	78,352	351,752
Taseko Mines Ltd.[a]	54,988	123,963
Teck Resources Ltd. Class B	156,118	4,182,582
Thompson Creek Metals Co. Inc.[a],b	48,030	166,366
Turquoise Hill Resources Ltd.[a]	111,628	747,391

		11,135,195
CHILE — 0.25%
CAP SA	21,834	543,402

		543,402
CHINA — 1.46%
Aluminum Corp. of China Ltd. Class Ha,b	1,188,000	483,599
China Kingstone Mining Holdings Ltd.[a],c	309,000	5,473
China Metal Recycling Holdings Ltd.[c]	132,000	120,262
China Rare Earth Holdings Ltd.	472,000	77,828
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	236,000	45,906
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	35,204
CITIC Dameng Holdings Ltd.	236,000	22,193
Fosun International Ltd.	472,000	397,042
Huili Resources Group Ltd.[a]	170,000	49,273
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	472,000	153,223
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	100,774	100,673
Jiangxi Copper Co. Ltd. Class H	358,000	696,372
MMG Ltd.[a]	488,000	134,529
Newton Resources Ltd.[a]	472,000	57,155
North Mining Shares Co. Ltd.[a]	2,360,000	114,005
Shougang Concord International Enterprises Co. Ltd.[a],b	1,416,000	72,963
Shougang Fushan Resources Group Ltd.	944,000	380,626
Tiangong International Co. Ltd.	472,000	163,560
Winsway Coking Coal Holding Ltd.[b]	472,000	37,090
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	236,000	41,954

		3,188,930
FINLAND — 0.18%
Outokumpu OYJ[a],b	265,859	184,336
Rautaruukki OYJ	25,610	169,936
Talvivaara Mining Co. PLC[a]	229,864	50,643

		404,915
FRANCE — 1.70%
Aperam	14,754	199,721

103

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2013

Security	Shares	Value

ArcelorMittal	273,996	$3,515,478

		3,715,199
GERMANY — 1.42%
Aurubis AG	9,440	568,770
Salzgitter AG	11,214	426,699
ThyssenKrupp AGa	105,492	2,112,971

		3,108,440
GREECE — 0.13%
Mytilineos Holdings SAa	22,917	135,434
Viohalco Hellenic Copper and Aluminum Industry SAa	27,520	152,293

		287,727
HONG KONG — 0.12%
CST Mining Group Ltd.[a]	6,640,000	81,259
Honbridge Holdings Ltd.[a]	838,000	132,779
IRC Ltd.[a],b	472,000	57,763

		271,801
INDIA — 0.98%
Sterlite Industries (India) Ltd. SP ADR	167,446	1,108,492
Tata Steel Ltd. SP GDR[e]	192,340	1,032,866

		2,141,358
INDONESIA — 0.23%
PT Aneka Tambang (Persero) Tbk	1,062,000	138,781
PT Borneo Lumbung Energi & Metal Tbk[a]	1,241,000	51,312
PT Bumi Resources Minerals Tbk[a]	3,540,000	142,757
PT Central Omega Resources Tbk	472,000	26,503
PT Krakatau Steel (Persero) Tbk	1,359,000	72,147
PT Timah (Persero) Tbk	651,000	83,078

		514,578
JAPAN — 7.65%
Asahi Holdings Inc.	12,200	206,726
Dowa Holdings Co. Ltd.	122,000	1,033,028
Hitachi Metals Ltd.	21,000	220,867
JFE Holdings Inc.	141,600	3,007,992
Kobe Steel Ltd.[a]	830,000	1,126,120
Kyoei Steel Ltd.	12,200	194,523
Maruichi Steel Tube Ltd.	12,200	304,230
Mitsubishi Materials Corp.	358,000	1,166,447
Mitsui Mining & Smelting Co. Ltd.	122,000	285,140
Neturen Co. Ltd.	12,200	88,804
Nippon Coke & Engineering Co. Ltd.	118,000	132,052
Nippon Light Metal Holdings Co. Ltd.	201,000	230,909
Nippon Steel & Sumitomo Metal Corp.	2,102,400	5,413,459
Nisshin Steel Holdings Co. Ltd.	23,600	213,855
OSAKA Titanium technologies Co. Ltd.[b]	12,200	241,523
Sumitomo Light Metal Industries Ltd.	236,000	250,082
Sumitomo Metal Mining Co. Ltd.	122,000	1,575,519
Toho Titanium Co. Ltd.[b]	12,200	97,745
Tokyo Rope Manufacturing Co. Ltd.[a]	236,000	362,268
Tokyo Steel Manufacturing Co. Ltd.	35,800	126,926
TOPY Industries Ltd.	52,000	105,056

Security	Shares	Value

Yamato Kogyo Co. Ltd.	12,200	$378,173

		16,761,444
MALAYSIA — 0.10%
Ann Joo Resources Bhd	118,000	55,211
CSC Steel Holdings Bhd	118,000	54,069
Lion Industries Corp. Bhd	165,200	62,370
Press Metal Bhd	59,400	42,744

		214,394
MEXICO — 2.04%
Grupo Mexico SAB de CV Series B	1,038,400	3,424,199
Grupo Simec SAB de CV Series Ba	23,600	108,172
Industrias CH SAB de CV Series Ba,b	47,200	335,938
Minera Frisco SAB de CV Series A1[a]	165,200	611,068

		4,479,377
NETHERLANDS — 0.04%
AMG Advanced Metallurgical Group NVa	9,440	83,083

		83,083
NORWAY — 0.52%
Norsk Hydro ASA	250,754	1,138,852

		1,138,852
PERU — 0.74%
Southern Copper Corp.	51,920	1,617,308

		1,617,308
PHILIPPINES — 0.08%
Atlas Consolidated Mining & Development Corp.	236,000	102,283
Nickel Asia Corp.	165,200	78,946

		181,229
POLAND — 0.88%
Impexmetal SAa	23,958	17,997
Jastrzebska Spolka Weglowa SA	10,148	246,611
KGHM Polska Miedz SA	37,174	1,669,843

		1,934,451
RUSSIA — 1.25%
Mechel OAO SP ADR	45,434	136,302
MMC Norilsk Nickel OJSC	14,160	2,059,516
Raspadskaya OAO[a]	46,060	53,378
Severstal OAO	59,000	487,167

		2,736,363
SINGAPORE — 0.06%
Midas Holdings Ltd.[b]	358,000	140,126

		140,126

104

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2013

Security	Shares	Value

SOUTH AFRICA — 2.16%
African Rainbow Minerals Ltd.	29,736	$532,069
Anglo American Platinum Ltd.[a]	18,294	598,298
ArcelorMittal South Africa Ltd.[a]	56,526	162,952
Assore Ltd.	9,090	322,125
Impala Platinum Holdings Ltd.	145,612	1,534,319
Kumba Iron Ore Ltd.	21,948	1,130,154
Merafe Resources Ltd.[a]	417,956	30,329
Northam Platinum Ltd.[a]	83,666	298,494
Palabora Mining Co. Ltd.[a]	3,776	40,313
Royal Bafokeng Platinum Ltd.[a]	16,170	81,977

		4,731,030
SOUTH KOREA — 3.56%
CNK International Co. Ltd.[a]	13,574	57,194
Daehan Steel Co. Ltd.	3,580	22,468
Dongbu Steel Co. Ltd.[a]	7,080	19,930
Dongkuk Industries Co. Ltd.	7,910	26,852
Dongkuk Steel Mill Co. Ltd.[b]	11,800	131,088
EG Corp.	1,416	35,597
Hyundai Hysco Co. Ltd.	9,440	290,796
Hyundai Steel Co.	14,990	956,696
KISCO Corp.	1,220	29,050
KISWIRE Ltd.	1,220	37,150
Korea Zinc Co. Ltd.	2,246	650,121
Poongsan Corp.	4,720	114,062
Poongsan Holdings Corp.	1,220	27,592
POSCO	17,700	5,045,056
POSCO Chemtech Co. Ltd.	708	76,146
Posco M-Tech Co. Ltd.	7,080	60,165
SeAH Besteel Corp.	3,580	106,002
SeAH Holdings Corp.	236	23,502
SeAH Steel Corp.	594	63,885
Shine Co. Ltd.[a],b	2,832	31,837

		7,805,189
SPAIN — 0.20%
Acerinox SAb	26,196	266,881
Tubacex SA	29,028	91,794
Tubos Reunidos SA	34,578	72,821

		431,496
SWEDEN — 0.81%
Boliden AB	72,338	1,040,940
Hoganas AB Class B	5,786	281,161
SSAB AB Class A	51,806	361,637
SSAB AB Class B	13,338	80,586

		1,764,324
SWITZERLAND — 0.04%
Schmolz + Bickenbach AG Registered[a]	29,150	94,777

		94,777
TAIWAN — 1.82%
China Metal Products Co. Ltd.	122,080	184,018
China Steel Corp.	3,068,780	2,610,309

Security	Shares	Value

Chun Yuan Steel Industrial Co. Ltd.	122,040	$47,111
Chung Hung Steel Corp.[a]	236,000	68,229
Feng Hsin Iron & Steel Co. Ltd.	122,000	236,090
Gloria Material Technology Corp.	122,097	91,818
Hsin Kuang Steel Co. Ltd.	122,000	77,881
Ta Chen Stainless Pipe Co. Ltd.	236,000	117,527
Ton Yi Industrial Corp.	236,000	185,755
Tung Ho Steel Enterprise Corp.	236,000	227,954
YC INOX Co. Ltd.	122,000	69,522
Yieh Phui Enterprise Co. Ltd.	240,440	72,646

		3,988,860
THAILAND — 0.07%
G J Steel PCL NVDR[a]	12,030,100	43,710
G Steel PCL NVDR[a]	4,436,800	43,965
STP & I PCL NVDR	23,600	72,300

		159,975
TURKEY — 0.44%
Borusan Mannesmann Boru Sanayi ve TAS	4,012	73,774
Eregli Demir ve Celik Fabrikalari TAS	387,810	463,007
Izmir Demir Celik Sanayi ASa	33,870	46,936
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	61,124	70,696
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	33,040	70,440
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	79,182	68,369
Koza Anadolu Metal Madencilik Isletmeleri ASa	44,132	96,911
Park Elektrik Uretim Madencilik Sanayi ve TAS	23,486	77,611

		967,744
UNITED KINGDOM — 26.56%
African Minerals Ltd.[a],b	69,978	270,539
Anglo American PLC	377,250	8,730,799
Antofagasta PLC	105,964	1,518,965
BHP Billiton PLC	571,478	16,596,235
Evraz PLC	93,106	190,987
Ferrexpo PLC	66,910	172,452
Gem Diamonds Ltd.[a]	31,274	66,380
Glencore International PLC	2,723,676	13,341,981
Hill & Smith Holdings PLC	23,128	152,179
Kazakhmys PLC	60,302	299,413
London Mining PLC[a]	40,950	70,311
Lonmin PLC[a],b	123,786	553,632
New World Resources PLC Class A	29,264	44,367
Petra Diamonds Ltd.[a]	103,368	181,164
Rio Tinto PLC	354,122	15,338,789
Sirius Minerals PLC[a]	332,524	129,816
Vedanta Resources PLC	28,556	546,367

		58,204,376
UNITED STATES — 11.46%
A.M. Castle & Co.[a]	4,606	81,526
AK Steel Holding Corp.	44,132	153,138
Alcoa Inc.	287,570	2,444,345
Allegheny Technologies Inc.	28,084	774,276
AMCOL International Corp.	6,258	200,068
Carpenter Technology Corp.	12,036	579,654
Century Aluminum Co.[a]	15,698	155,567
Cliffs Natural Resources Inc.	42,602	768,540
Commercial Metals Co.	27,376	422,138

105

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2013

Security	Shares	Value

Compass Minerals International Inc.	8,496	$741,361
Freeport-McMoRan Copper & Gold Inc.	280,726	8,716,542
Globe Specialty Metals Inc.	16,878	207,093
Haynes International Inc.	3,662	179,218
Horsehead Holding Corp.[a]	12,744	146,684
Kaiser Aluminum Corp.	3,898	247,289
Materion Corp.	5,078	151,324
Molycorp Inc.[a]	34,456	226,376
Noranda Aluminium Holding Corp.	14,046	56,746
Nucor Corp.	85,432	3,802,578
Olympic Steel Inc.	3,068	77,713
Reliance Steel & Aluminum Co.	20,296	1,334,868
RTI International Metals Inc.[a]	8,260	239,623
Schnitzer Steel Industries Inc. Class A	7,080	174,876
Steel Dynamics Inc.	56,404	865,237
Stillwater Mining Co.[a]	30,802	369,316
SunCoke Energy Inc.[a]	18,294	283,557
United States Steel Corp.	40,120	709,723
Universal Stainless & Alloy Products Inc.[a]	2,360	74,788
US Silica Holdings Inc.	5,428	119,905
Walter Energy Inc.	17,350	295,991
Worthington Industries Inc.	14,868	511,162

		25,111,222

TOTAL COMMON STOCKS (Cost: $216,582,734)		207,656,987

PREFERRED STOCKS — 4.87%

BRAZIL — 4.87%
Bradespar SA	59,400	614,459
Companhia de Ferro Ligas da Bahia - Ferbasa	12,200	78,948
Gerdau SA	236,000	1,444,187
Metalurgica Gerdau SA	83,000	646,081
Usinas Siderurgicas de Minas Gerais SA Class A	106,600	444,885
Vale SA Class A	555,000	7,456,214

		10,684,774

TOTAL PREFERRED STOCKS (Cost: $13,414,039)		10,684,774

WARRANTS — 0.01%

THAILAND — 0.01%
G J Steel PCL NVDR (Expires 02/07/20)[a]	1,575,750	14,573

		14,573

TOTAL WARRANTS (Cost: $0)		14,573

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[f],g,h	2,682,563	2,682,563

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[f],g,h	195,687	$195,687
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f],g	60,471	60,471

		2,938,721

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,938,721)		2,938,721

TOTAL INVESTMENTS IN SECURITIES — 100.97% (Cost: $232,935,494)		221,295,055
Other Assets, Less Liabilities — (0.97)%		(2,131,089)

NET ASSETS — 100.00%		$219,163,966

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

106

Schedule of Investments   (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 0.30%
Alcyone Resources Ltd.[a]	1,078,440	$12,407

		12,407
CANADA — 55.48%
Alexco Resource Corp.[a]	21,399	32,506
AuRico Gold Inc.	35,529	181,160
Endeavour Silver Corp.[a]	17,631	79,323
Excellon Resources Inc.[a]	23,532	37,112
First Majestic Silver Corp.[a]	16,542	179,416
Fortuna Silver Mines Inc.[a]	24,648	78,937
Great Panther Silver Ltd.[a]	46,914	45,845
MAG Silver Corp.[a]	11,103	82,825
Mandalay Resources Corp.	63,159	51,943
Minco Silver Corp.[a]	34,719	29,225
Pan American Silver Corp.	14,082	171,946
Scorpio Mining Corp.[a]	74,130	36,579
Silver Standard Resources Inc.[a]	13,374	105,848
Silver Wheaton Corp.	36,966	879,487
Silvercorp Metals Inc.	29,196	91,524
Tahoe Resources Inc.[a],b	11,745	171,479
US Silver & Gold Inc.[a]	39,870	29,318

		2,284,473
HONG KONG — 2.84%
G-Resources Group Ltd.[a],b	2,880,000	116,865

		116,865
MEXICO — 11.50%
Industrias Penoles SAB de CV	12,525	473,720

		473,720
PERU — 6.72%
Compania de Minas Buenaventura SA SP ADR	15,423	276,843

		276,843
UNITED KINGDOM — 9.62%
Arian Silver Corp.[a]	330,627	28,196
Fresnillo PLC	12,918	225,815
Hochschild Mining PLC	28,518	109,647
Patagonia Gold PLC[a],b	214,551	32,528

		396,186
UNITED STATES — 13.10%
Coeur Mining Inc.[a]	12,732	180,667
Golden Minerals Co.[a]	18,273	31,978
Hecla Mining Co.	44,103	168,914
McEwen Mining Inc.[a]	42,738	108,982

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	32,469	$48,703

		539,244

TOTAL COMMON STOCKS (Cost: $5,661,713)		4,099,738

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c],d,e	34,497	34,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c],d,e	2,517	2,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	4,237	4,237

		41,251

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,251)		41,251

TOTAL INVESTMENTS IN SECURITIES — 100.56% (Cost: $5,702,964)		4,140,989
Other Assets, Less Liabilities — (0.56)%		(23,013)

NET ASSETS — 100.00%		$4,117,976

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

107

Schedule of Investments   (Unaudited)

iSHARES® MSCI HONG KONG ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.99%

AIRLINES — 0.62%
Cathay Pacific Airways Ltd.	11,815,000	$22,038,594

		22,038,594
APPAREL — 0.59%
Yue Yuen Industrial (Holdings) Ltd.[a]	7,089,000	20,729,672

		20,729,672
BANKS — 7.99%
Bank of East Asia Ltd. (The)	11,815,010	46,268,911
BOC Hong Kong (Holdings) Ltd.	35,445,000	118,259,584
Hang Seng Bank Ltd.[a]	7,325,300	117,955,184

		282,483,679
DISTRIBUTION & WHOLESALE — 2.24%
Li & Fung Ltd.[a]	56,712,000	79,192,827

		79,192,827
DIVERSIFIED FINANCIAL SERVICES — 5.07%
Hong Kong Exchanges and Clearing Ltd.	10,631,000	179,127,995

		179,127,995
ELECTRIC — 7.19%
CLP Holdings Ltd.	16,541,200	139,675,847
Power Assets Holdings Ltd.	12,996,500	114,431,748

		254,107,595
ELECTRONICS — 1.14%
AAC Technologies Holdings Inc.	7,089,000	40,226,523

		40,226,523
ENGINEERING & CONSTRUCTION — 0.93%
Cheung Kong Infrastructure Holdings Ltd.	4,726,000	32,875,251

		32,875,251
FOOD — 0.71%
First Pacific Co. Ltd.[a]	18,904,000	25,131,303

		25,131,303
GAS — 3.98%
Hong Kong and China Gas Co. Ltd. (The)[a]	49,623,958	140,635,734

		140,635,734
HOLDING COMPANIES — DIVERSIFIED — 13.24%
Hutchison Whampoa Ltd.	21,267,800	226,573,795
NWS Holdings Ltd.	14,178,000	24,766,023

Security	Shares	Value

Swire Pacific Ltd. Class Aa	7,089,000	$90,132,980
Wharf (Holdings) Ltd. (The)[a]	14,178,150	126,205,772

		467,678,570
INSURANCE — 14.64%
AIA Group Ltd.	116,259,600	517,438,190

		517,438,190
LODGING — 10.54%
Galaxy Entertainment Group Ltd.[b]	18,904,000	98,869,274
MGM China Holdings Ltd.	9,452,000	25,265,239
Sands China Ltd.[a]	23,630,000	125,412,995
Shangri-La Asia Ltd.[a]	14,178,000	26,263,673
SJM Holdings Ltd.	18,904,000	51,626,321
Wynn Macau Ltd.[a]	15,123,200	44,905,158

		372,342,660
REAL ESTATE — 22.82%
Cheung Kong (Holdings) Ltd.[a]	14,178,000	200,539,032
Hang Lung Properties Ltd.	21,267,000	74,791,197
Henderson Land Development Co. Ltd.	9,452,332	66,605,163
Hopewell Holdings Ltd.[a]	5,907,742	21,346,958
Hysan Development Co. Ltd.[a]	7,089,000	31,596,769
Kerry Properties Ltd.[a]	5,907,500	23,971,537
New World Development Co. Ltd.[a]	35,445,800	56,619,766
Sino Land Co. Ltd.	28,356,000	42,299,490
Sun Hung Kai Properties Ltd.	15,054,000	200,130,469
Swire Properties Ltd.	11,342,400	35,505,271
Wheelock and Co. Ltd.	9,452,357	52,967,683

		806,373,335
REAL ESTATE INVESTMENT TRUSTS — 3.29%
Link REIT (The)[a]	22,448,500	116,105,951

		116,105,951
SEMICONDUCTORS — 0.80%
ASM Pacific Technology Ltd.	2,363,000	28,126,604

		28,126,604
TELECOMMUNICATIONS — 1.19%
HKT Trust and HKT Ltd.	21,267,000	24,218,102
PCCW Ltd.	37,808,000	17,971,804

		42,189,906
TRANSPORTATION — 2.01%
MTR Corp. Ltd.	14,178,083	56,070,896
Orient Overseas International Ltd.[a]	2,363,200	14,901,664

		70,972,560

TOTAL COMMON STOCKS (Cost: $3,231,995,755)		3,497,776,949

108

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2013

Security	Shares	Value

RIGHTS — 0.00%

REAL ESTATE — 0.00%
Hopewell Holdings Ltd.[b]	238,609	$—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	70,459,436	70,459,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	5,139,866	5,139,866
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	459,634	459,634

		76,058,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,058,936)		76,058,936

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $3,308,054,691)		3,573,835,885
Other Assets, Less Liabilities — (1.14)%		(40,262,348)

NET ASSETS — 100.00%		$3,533,573,537

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
215	Hang Seng Index (Jun. 2013)	Hong Kong Futures	$30,705,383	$(282,527)

See accompanying notes to schedules of investments.

109

Schedule of Investments   (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.88%
Elbit Systems Ltd.	34,125	$1,468,209

		1,468,209
BANKS — 22.07%
Bank Hapoalim BMa	1,459,535	6,785,410
Bank Leumi le-Israel BMa	1,722,910	6,031,876
First International Bank of Israel Ltd.[a]	32,725	499,747
Israel Discount Bank Ltd. Class Aa,b	1,164,521	1,954,926
Mizrahi Tefahot Bank Ltd.[a]	185,815	1,924,939
Union Bank of Israel[a]	0	1

		17,196,899
BIOTECHNOLOGY — 0.00%
Clal Biotechnology Industries Ltd.[a,b]	3	6

		6
CHEMICALS — 10.09%
Frutarom	55,790	845,932
Israel Chemicals Ltd.	628,845	7,015,072

		7,861,004
COMMERCIAL SERVICES — 0.60%
Nitsba Holdings (1995) Ltd.[a]	39,305	470,394

		470,394
COMPUTERS — 0.33%
MATRIX IT Ltd.	51,170	260,336

		260,336
ELECTRONICS — 0.52%
Ituran Location and Control Ltd.	23,555	401,422

		401,422
ENERGY — ALTERNATE SOURCES — 0.56%
Ormat Industries Ltd.[a]	77,385	437,920

		437,920
ENGINEERING & CONSTRUCTION — 1.21%
Electra (Israel) Ltd.	2,345	276,771
Shikun & Binui Ltd.	302,260	667,824

		944,595
FOOD — 3.58%
Osem Investment Ltd.	53,130	1,062,384
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[b]	8,295	392,374
Shufersal Ltd.	117,285	429,667

Security	Shares	Value

Strauss Group Ltd.	55,790	$901,673

		2,786,098
FOREST PRODUCTS & PAPER — 0.23%
Hadera Paper Ltd.[a]	3,010	182,071

		182,071
HEALTH CARE — PRODUCTS — 0.47%
Given Imaging Ltd.[a]	25,550	365,894

		365,894
HOLDING COMPANIES — DIVERSIFIED — 5.88%
Clal Industries Ltd.	94,220	363,538
Delek Group Ltd. (The)	5,950	1,540,161
Discount Investment Corp. Ltd. Registered[a]	38,675	163,779
Israel Corp. Ltd. (The)	3,710	2,293,354
Koor Industries Ltd.[a]	14,665	220,337

		4,581,169
HOME BUILDERS — 0.46%
Bayside Land Corp. Ltd.[b]	945	223,607
Property & Building Corp. Ltd.[a]	2,345	137,465

		361,072
INSURANCE — 3.51%
Clal Insurance Enterprises Holdings Ltd.	29,260	511,084
Harel Insurance Investments & Financial Services Ltd.	15,680	838,927
Menorah Mivtachim Holdings Ltd.[a]	38,500	432,197
Migdal Insurance & Financial Holdings Ltd.	399,175	661,896
Phoenix Holdings Ltd.	85,856	292,676

		2,736,780
MANUFACTURING — 0.23%
Plasson Industries Ltd.	5,355	182,983

		182,983
OIL & GAS — 2.82%
Jerusalem Oil Exploration Ltd.[a]	12,530	333,816
Naphtha Israel Petroleum Corp. Ltd.[a]	49,911	258,657
Oil Refineries Ltd.[a]	1,254,995	559,324
Paz Oil Co. Ltd.[a]	6,755	1,043,269

		2,195,066
PHARMACEUTICALS — 22.90%
Teva Pharmaceutical Industries Ltd.	465,535	17,848,712

		17,848,712
REAL ESTATE — 5.85%
Africa Israel Investments Ltd.[a]	131,023	310,774
Africa Israel Properties Ltd.[a]	18,831	226,584
Airport City Ltd.[a]	49,665	328,657
AL-ROV (Israel) Ltd.[a]	6,545	192,278
Alony Hetz Properties & Investments Ltd.	97,195	649,502
Alrov Properties and Lodgings Ltd.[a]	7,280	172,575

110

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2013

Security	Shares	Value

Amot Investments Ltd.	91,175	$253,782
Gazit Globe Ltd.	108,115	1,459,293
Jerusalem Economy Ltd.	30,590	222,804
Melisron Ltd.	18,306	401,478
Norstar Holdings Inc.	12,215	344,960

		4,562,687
RETAIL — 0.63%
Delek Automotive Systems Ltd.	48,230	488,405

		488,405
SEMICONDUCTORS — 3.69%
Mellanox Technologies Ltd.[a]	51,310	2,875,833

		2,875,833
SOFTWARE — 0.31%
Babylon Ltd.	40,250	244,121

		244,121
TELECOMMUNICATIONS — 11.74%
Bezeq The Israel Telecommunication Corp. Ltd.	2,752,505	3,540,079
Cellcom Israel Ltd.	80,045	697,881
EZchip Semiconductor Ltd.[a]	38,465	1,061,283
NICE Systems Ltd.	84,350	3,101,531
Partner Communications Co. Ltd.[b]	125,020	746,075

		9,146,849
TEXTILES — 0.19%
Avgol Industries 1953 Ltd.	155,505	146,947

		146,947

TOTAL COMMON STOCKS (Cost: $96,549,199)		77,745,472

WARRANTS — 0.01%

BIOTECHNOLOGY — 0.00%
Clal Biotechnology Industries Ltd. (Expires 05/08/14)[a,b]	6,679	3,248

		3,248
REAL ESTATE — 0.01%
Africa Israel Investments Ltd. (Expires 10/31/13)[a]	19,787	3,825

		3,825

TOTAL WARRANTS (Cost: $0)		7,073

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,506,679	$1,506,679
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	109,909	109,909
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	62,375	62,375

		1,678,963

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,678,963)		1,678,963

TOTAL INVESTMENTS IN SECURITIES — 101.92% (Cost: $98,228,162)		79,431,508
Other Assets, Less Liabilities — (1.92)%		(1,493,588)

NET ASSETS — 100.00%		$77,937,920

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

111

Schedule of Investments   (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.55%
Finmeccanica SpA[a,b]	3,179,865	$17,704,266

		17,704,266
AUTO MANUFACTURERS — 9.08%
Fiat Industrial SpA	2,697,210	31,075,741
Fiat SpA[a]	4,029,600	31,986,962

		63,062,703
AUTO PARTS & EQUIPMENT — 2.89%
Pirelli & C. SpA	1,729,140	20,045,434

		20,045,434
BANKS — 21.25%
Banca Monte dei Paschi di Siena SpA[a,b]	57,029,535	17,775,420
Intesa Sanpaolo SpA	17,106,825	32,346,677
Mediobanca SpA	3,249,555	21,562,485
UniCredit SpA	9,294,990	52,931,469
Unione di Banche Italiane SpA	5,100,135	23,041,674

		147,657,725
COMMERCIAL SERVICES — 3.93%
Atlantia SpA	1,598,730	27,266,914

		27,266,914
ELECTRIC — 11.97%
Enel SpA	14,327,160	54,181,418
Terna SpA	6,541,502	29,010,983

		83,192,401
ELECTRICAL COMPONENTS & EQUIPMENT — 3.50%
Prysmian SpA	1,132,635	24,293,660

		24,293,660
ENERGY — ALTERNATE SOURCES — 0.78%
Enel Green Power SpA	2,529,195	5,444,486

		5,444,486
GAS — 0.95%
Snam SpA	1,387,935	6,587,073

		6,587,073
HEALTH CARE — PRODUCTS — 4.35%
Luxottica Group SpA	582,705	30,252,736

		30,252,736

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 2.50%
Exor SpA	545,100	$17,385,723

		17,385,723
INSURANCE — 6.59%
Assicurazioni Generali SpA	2,445,705	45,801,203

		45,801,203
METAL FABRICATE & HARDWARE — 4.47%
Tenaris SA	1,464,525	31,070,657

		31,070,657
OIL & GAS — 20.10%
Eni SpA	6,156,180	139,622,151

		139,622,151
OIL & GAS SERVICES — 0.75%
Saipem SpA	193,545	5,194,778

		5,194,778
TELECOMMUNICATIONS — 4.22%
Telecom Italia SpA	25,335,420	19,667,986
Telecom Italia SpA RNC	15,630,225	9,678,685

		29,346,671

TOTAL COMMON STOCKS (Cost: $683,430,243)		693,928,581

RIGHTS — 0.00%

HOLDING COMPANIES — DIVERSIFIED — 0.00%
Exor SpA[a]	572,630	132
Exor SpA RNC[a]	572,630	7

		139

TOTAL RIGHTS (Cost: $0)		139

SHORT-TERM INVESTMENTS — 3.87%

MONEY MARKET FUNDS — 3.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	24,920,425	24,920,425
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,817,892	1,817,892

112

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	116,925	$116,925

		26,855,242

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,855,242)		26,855,242

TOTAL INVESTMENTS IN SECURITIES — 103.75% (Cost: $710,285,485)		720,783,962
Other Assets, Less Liabilities — (3.75)%		(26,032,892)

NET ASSETS — 100.00%		$694,751,070

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

113

Schedule of Investments   (Unaudited)

iSHARES® MSCI JAPAN ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.30%

ADVERTISING — 0.30%
Dentsu Inc.	850,000	$26,306,016
Hakuhodo DY Holdings Inc.	119,000	7,919,584

		34,225,600
AGRICULTURE — 1.50%
Japan Tobacco Inc.	4,930,000	168,930,924

		168,930,924
AIRLINES — 0.25%
ANA Holdings Inc.[a]	5,100,000	10,758,108
Japan Airlines Co. Ltd.	340,000	17,576,628

		28,334,736
APPAREL — 0.09%
ASICS Corp.	680,000	10,599,851

		10,599,851
AUTO MANUFACTURERS — 12.55%
Daihatsu Motor Co. Ltd.	341,000	7,341,758
Fuji Heavy Industries Ltd.	3,400,000	79,094,825
Hino Motors Ltd.	1,700,000	24,933,895
Honda Motor Co. Ltd.	7,310,000	277,269,621
Isuzu Motors Ltd.	5,100,000	39,143,352
Mazda Motor Corp.[b]	11,900,000	47,611,785
Mitsubishi Motors Corp.[b]	18,700,000	29,445,902
Nissan Motor Co. Ltd.	11,220,000	123,895,024
Suzuki Motor Corp.	1,700,000	42,241,149
Toyota Motor Corp.	12,410,000	738,639,267

		1,409,616,578
AUTO PARTS & EQUIPMENT — 3.49%
Aisin Seiki Co. Ltd.	850,200	31,490,448
Bridgestone Corp.	3,060,000	102,126,269
Denso Corp.	2,210,000	93,784,105
JTEKT Corp.	1,020,000	11,404,605
Koito Manufacturing Co. Ltd.	100,000	1,858,876
NGK Insulators Ltd.	1,700,000	21,886,606
NGK Spark Plug Co. Ltd.	351,000	6,267,423
NHK Spring Co. Ltd.	680,000	7,845,506
NOK Corp.	510,000	8,338,797
Stanley Electric Co. Ltd.	574,800	10,713,281
Sumitomo Electric Industries Ltd.	3,400,000	41,719,237
Sumitomo Rubber Industries Inc.	850,000	13,620,203
Toyoda Gosei Co. Ltd.	340,000	8,353,949
Toyota Boshoku Corp.	340,000	4,939,639
Toyota Industries Corp.	680,000	27,240,406

		391,589,350
BANKS — 9.96%
Aozora Bank Ltd.	5,100,000	14,899,728

Security	Shares	Value

Bank of Kyoto Ltd. (The)	1,700,000	$13,923,248
Bank of Yokohama Ltd. (The)	5,100,000	25,354,791
Chiba Bank Ltd. (The)	3,400,000	21,516,217
Chugoku Bank Ltd. (The)	30,000	413,271
Fukuoka Financial Group Inc.	3,406,000	14,032,146
Gunma Bank Ltd. (The)	1,700,000	8,569,448
Hachijuni Bank Ltd. (The)	1,700,000	8,805,150
Hiroshima Bank Ltd. (The)	1,700,000	6,970,042
Hokuhoku Financial Group Inc.	5,100,000	10,202,525
Iyo Bank Ltd. (The)	1,700,000	14,731,369
Joyo Bank Ltd. (The)	3,400,000	17,037,881
Mitsubishi UFJ Financial Group Inc.	57,290,080	337,584,527
Mizuho Financial Group Inc.	103,530,080	199,934,297
Nishi-Nippon City Bank Ltd. (The)	3,400,000	8,316,910
Resona Holdings Inc.	8,500,000	38,890,814
Seven Bank Ltd.	2,720,000	9,805,199
Shinsei Bank Ltd.	6,800,000	16,431,790
Shizuoka Bank Ltd. (The)	3,400,000	35,692,003
Sumitomo Mitsui Financial Group Inc.	5,780,000	232,115,870
Sumitomo Mitsui Trust Holdings Inc.	13,606,320	57,672,740
Suruga Bank Ltd.	1,700,000	25,826,195
Yamaguchi Financial Group Inc.	73,000	639,812

		1,119,365,973
BEVERAGES — 0.90%
Asahi Group Holdings Ltd.	1,700,000	41,146,818
Coca-Cola West Co. Ltd.	170,000	3,030,453
Kirin Holdings Co. Ltd.	3,490,000	57,305,472

		101,482,743
BUILDING MATERIALS — 1.40%
Asahi Glass Co. Ltd.	5,100,000	37,072,543
Daikin Industries Ltd.	1,020,000	45,456,796
LIXIL Group Corp.	1,190,000	28,779,203
Rinnai Corp.	170,000	13,569,695
Taiheiyo Cement Corp.	5,100,000	15,000,743
TOTO Ltd.	1,700,000	17,846,001

		157,724,981
CHEMICALS — 3.32%
Air Water Inc.	78,000	1,106,175
Asahi Kasei Corp.	5,100,000	34,951,226
Daicel Corp.	1,700,000	13,805,397
Hitachi Chemical Co. Ltd.	510,000	8,131,716
JSR Corp.	850,000	16,768,507
Kaneka Corp.	1,700,000	10,438,227
Kansai Paint Co. Ltd.	113,000	1,488,388
Kuraray Co. Ltd.	1,530,000	22,122,308
Mitsubishi Chemical Holdings Corp.	5,950,000	28,814,558
Mitsubishi Gas Chemical Co. Inc.	1,700,000	12,340,678
Mitsui Chemicals Inc.	3,400,000	7,811,835
Nitto Denko Corp.	680,000	41,214,162
Shin-Etsu Chemical Co. Ltd.	1,870,000	119,820,748
Showa Denko K.K.	6,800,000	10,572,914
Sumitomo Chemical Co. Ltd.	6,800,000	22,021,292
Taiyo Nippon Sanso Corp.	1,700,000	12,054,469
Ube Industries Ltd.	5,100,000	10,000,495

		373,463,095

114

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2013

Security	Shares	Value

COMMERCIAL SERVICES — 0.92%
Benesse Holdings Inc.	340,000	$12,542,709
Dai Nippon Printing Co. Ltd.	1,700,000	14,731,369
PARK24 Co. Ltd.	510,000	9,470,166
Secom Co. Ltd.	850,000	43,520,673
Toppan Printing Co. Ltd.	3,400,000	22,526,368

		102,791,285
COMPUTERS — 0.72%
Fujitsu Ltd.	8,500,000	35,776,182
Itochu Techno-Solutions Corp.	170,000	7,315,177
NTT Data Corp.	5,100	17,450,359
TDK Corp.	510,000	19,899,976

		80,441,694
COSMETICS & PERSONAL CARE — 1.14%
Kao Corp.	2,380,000	74,953,206
Shiseido Co. Ltd.	1,700,000	24,344,640
Unicharm Corp.	510,000	28,688,289

		127,986,135
DISTRIBUTION & WHOLESALE — 4.02%
Hitachi High-Technologies Corp.	340,000	8,010,498
ITOCHU Corp.	6,800,000	86,266,898
Marubeni Corp.	6,800,000	48,083,189
Mitsubishi Corp.	6,290,000	111,254,667
Mitsui & Co. Ltd.	7,820,000	99,981,381
Sojitz Corp.	5,780,000	10,189,057
Sumitomo Corp.	5,100,000	65,003,219
Toyota Tsusho Corp.	850,000	23,023,025

		451,811,934
DIVERSIFIED FINANCIAL SERVICES — 2.79%
Acom Co. Ltd.[b]	187,000	6,731,815
AEON Credit Service Co. Ltd.[a]	340,070	9,184,163
Credit Saison Co. Ltd.	680,000	16,290,369
Daiwa Securities Group Inc.	6,800,000	57,780,639
Japan Exchange Group Inc.	170,000	15,977,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,720,000	12,660,559
Nomura Holdings Inc.	16,320,000	127,521,466
ORIX Corp.	4,930,000	67,328,250

		313,474,483
ELECTRIC — 2.07%
Chubu Electric Power Co. Inc.	2,890,000	37,751,027
Chugoku Electric Power Co. Inc. (The)	1,360,000	18,667,591
Electric Power Development Co. Ltd.	510,000	16,212,924
Hokkaido Electric Power Co. Inc.[b]	850,000	11,254,766
Hokuriku Electric Power Co.	680,000	9,313,592
Kansai Electric Power Co. Inc. (The)[b]	3,230,000	38,513,692
Kyushu Electric Power Co. Inc.[b]	1,870,000	25,908,690
Shikoku Electric Power Co. Inc.[b]	680,000	11,219,411
Tohoku Electric Power Co. Inc.[b]	2,040,000	24,223,422
Tokyo Electric Power Co. Inc.[a,b]	6,460,000	39,473,335

		232,538,450

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 2.75%
Brother Industries Ltd.	1,020,000	$11,970,290
Casio Computer Co. Ltd.	1,020,000	9,273,186
Furukawa Electric Co. Ltd.	3,400,000	8,485,269
Hitachi Ltd.	22,100,000	153,206,239
Mabuchi Motor Co. Ltd.	170,000	8,266,403
Mitsubishi Electric Corp.	8,500,000	82,243,129
Nidec Corp.	510,000	34,951,226

		308,395,742
ELECTRONICS — 4.13%
Advantest Corp.	680,000	10,620,055
Hamamatsu Photonics K.K.	340,000	11,448,378
Hirose Electric Co. Ltd.	170,000	22,273,830
Hoya Corp.	1,870,000	37,890,765
IBIDEN Co. Ltd.	510,000	8,162,020
Keyence Corp.	179,426	55,618,062
Kyocera Corp.	680,000	68,016,836
Murata Manufacturing Co. Ltd.	850,000	65,323,100
NEC Corp.	12,117,000	28,680,000
Nippon Electric Glass Co. Ltd.	1,700,500	8,774,058
Omron Corp.	850,000	25,506,313
Toshiba Corp.	18,700,000	90,374,845
Yaskawa Electric Corp.	1,700,000	21,196,336
Yokogawa Electric Corp.	850,000	10,295,123

		464,179,721
ENGINEERING & CONSTRUCTION — 0.80%
Chiyoda Corp.	235,000	2,587,967
JGC Corp.	964,000	32,650,458
Kajima Corp.	3,400,000	10,101,510
Obayashi Corp.	3,400,000	16,633,820
Shimizu Corp.	3,400,000	12,121,813
Taisei Corp.	5,100,000	16,212,924

		90,308,492
ENTERTAINMENT — 0.34%
Oriental Land Co. Ltd.	178,000	24,291,557
Sankyo Co. Ltd.	170,000	7,517,207
Toho Co. Ltd.	340,000	5,986,829

		37,795,593
ENVIRONMENTAL CONTROL — 0.10%
Kurita Water Industries Ltd.	510,000	11,172,270

		11,172,270
FOOD — 2.23%
Ajinomoto Co. Inc.	3,400,000	47,106,710
Kikkoman Corp.	1,700,000	28,048,527
Meiji Holdings Co. Ltd.	340,028	15,018,815
Nippon Meat Packers Inc.	94,000	1,337,737
Nisshin Seifun Group Inc.	850,000	9,655,360
Nissin Foods Holdings Co. Ltd.	340,000	13,131,963
Seven & I Holdings Co. Ltd.	3,400,080	118,022,089
Toyo Suisan Kaisha Ltd.	103,000	3,330,478

115

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2013

Security	Shares	Value

Yakult Honsha Co. Ltd.[a]	340,000	$14,596,682

		250,248,361
FOREST PRODUCTS & PAPER — 0.11%
Oji Holdings Corp.	3,400,000	12,054,469

		12,054,469
GAS — 0.96%
Osaka Gas Co. Ltd.	8,500,000	34,513,493
Toho Gas Co. Ltd.	1,700,000	8,973,508
Tokyo Gas Co. Ltd.	11,900,000	64,228,770

		107,715,771
HAND & MACHINE TOOLS — 0.73%
Fuji Electric Co. Ltd.	1,700,000	5,673,682
Makita Corp.	510,000	27,829,661
SMC Corp.	192,000	37,439,762
THK Co. Ltd.	510,600	11,124,734

		82,067,839
HEALTH CARE — PRODUCTS — 0.52%
Shimadzu Corp.	236,000	1,963,258
Sysmex Corp.	340,000	22,459,024
Terumo Corp.	680,000	34,277,792

		58,700,074
HEALTH CARE — SERVICES — 0.13%
Miraca Holdings Inc.	340,000	14,765,041

		14,765,041
HOME BUILDERS — 0.69%
Daiwa House Industry Co. Ltd.	1,904,000	36,411,231
Sekisui Chemical Co. Ltd.	1,707,000	17,277,088
Sekisui House Ltd.	1,800,000	23,691,013

		77,379,332
HOME FURNISHINGS — 1.73%
Panasonic Corp.[b]	9,860,015	77,044,336
Sharp Corp.[a,b]	5,100,000	24,041,594
Sony Corp.	4,590,000	93,140,976

		194,226,906
INSURANCE — 2.52%
Dai-ichi Life Insurance Co. Ltd. (The)	39,100	54,405,051
MS&AD Insurance Group Holdings Inc.	2,210,040	55,965,063
NKSJ Holdings Inc.	1,530,050	35,169,557
Sony Financial Holdings Inc.	850,000	12,719,485
T&D Holdings Inc.	2,720,000	33,887,200
Tokio Marine Holdings Inc.	3,060,000	90,762,070

		282,908,426
INTERNET — 1.07%
Dena Co. Ltd.[a]	432,200	9,151,212
Gree Inc.[a]	432,200	4,301,669

Security	Shares	Value

M3 Inc.	1,700	$3,692,102
Nexon Co. Ltd.	510,000	5,505,323
Rakuten Inc.	3,400,000	38,183,709
SBI Holdings Inc.	1,020,010	13,111,889
Trend Micro Inc.	510,000	15,808,863
Yahoo! Japan Corp.	66,300	30,400,495

		120,155,262
IRON & STEEL — 1.59%
Daido Steel Co. Ltd.	1,700,000	9,310,225
Hitachi Metals Ltd.	242,000	2,545,224
Japan Steel Works Ltd. (The)	1,700,000	10,960,139
JFE Holdings Inc.	2,210,050	46,947,831
Kobe Steel Ltd.[b]	11,900,000	16,145,581
Nippon Steel & Sumitomo Metal Corp.	34,000,705	87,548,238
Yamato Kogyo Co. Ltd.	170,000	5,269,621

		178,726,859
LEISURE TIME — 0.65%
Sega Sammy Holdings Inc.	850,000	20,522,902
Shimano Inc.	340,000	26,432,285
Yamaha Corp.	680,000	7,414,508
Yamaha Motor Co. Ltd.	1,190,000	18,985,789

		73,355,484
MACHINERY — 4.28%
Amada Co. Ltd.	1,700,000	11,919,782
FANUC Corp.	850,000	128,289,181
Hitachi Construction Machinery Co. Ltd.	510,000	12,232,929
IHI Corp.	5,100,000	19,142,362
Kawasaki Heavy Industries Ltd.	6,800,000	23,502,847
Komatsu Ltd.	4,250,000	109,896,014
Kubota Corp.	5,100,000	75,761,327
Mitsubishi Heavy Industries Ltd.	13,600,000	85,122,060
Nabtesco Corp.	340,000	7,124,932
Sumitomo Heavy Industries Ltd.	1,700,000	7,323,595

		480,315,029
MANUFACTURING — 1.15%
FUJIFILM Holdings Corp.	2,040,000	43,355,682
Konica Minolta Holdings Inc.	2,550,000	18,637,286
Nikon Corp.	1,530,000	40,971,726
Olympus Corp.[b]	850,000	25,927,210

		128,891,904
METAL FABRICATE & HARDWARE — 0.18%
Maruichi Steel Tube Ltd.	170,000	4,239,267
NSK Ltd.	1,700,000	16,212,924

		20,452,191
MINING — 0.38%
Mitsubishi Materials Corp.	5,100,000	16,616,985
Sumitomo Metal Mining Co. Ltd.	1,988,000	25,673,206

		42,290,191

116

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2013

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 1.95%
Canon Inc.	5,100,050	$178,293,404
Ricoh Co. Ltd.	3,400,000	40,742,758

		219,036,162
OIL & GAS — 1.26%
Cosmo Oil Co. Ltd.[b]	1,700,000	3,097,796
Idemitsu Kosan Co. Ltd.	170,000	13,906,412
INPEX Corp.	10,200	44,143,600
Japan Petroleum Exploration Co. Ltd.	170,000	7,247,834
JX Holdings Inc.	10,030,095	49,666,229
Showa Shell Sekiyu K.K.	850,000	6,810,102
TonenGeneral Sekiyu K.K.	1,700,000	16,802,179

		141,674,152
PACKAGING & CONTAINERS — 0.07%
Toyo Seikan Kaisha Ltd.	510,000	7,343,798

		7,343,798
PHARMACEUTICALS — 5.28%
Alfresa Holdings Corp.	170,000	8,906,165
Astellas Pharma Inc.	2,040,030	105,663,351
Chugai Pharmaceutical Co. Ltd.	1,020,000	20,657,588
Daiichi Sankyo Co. Ltd.	3,060,069	51,003,675
Dainippon Sumitomo Pharma Co. Ltd.	680,000	9,535,826
Eisai Co. Ltd.	1,190,000	45,961,872
Hisamitsu Pharmaceutical Co. Inc.	170,000	8,367,418
Kyowa Hakko Kirin Co. Ltd.	1,700,000	19,192,870
Medipal Holdings Corp.	680,000	9,111,562
Mitsubishi Tanabe Pharma Corp.	850,000	10,892,795
Ono Pharmaceutical Co. Ltd.	340,000	23,637,534
Otsuka Holdings Co. Ltd.	1,700,000	54,463,976
Santen Pharmaceutical Co. Ltd.	340,000	13,637,039
Shionogi & Co. Ltd.	1,360,000	25,792,523
Suzuken Co. Ltd.	340,000	10,842,288
Taisho Pharmaceutical Holdings Co. Ltd.	170,000	11,482,050
Takeda Pharmaceutical Co. Ltd.	3,570,000	159,098,787
Tsumura & Co.	170,000	4,872,295

		593,119,614
REAL ESTATE — 3.56%
AEON Mall Co. Ltd.	340,000	9,067,789
Daito Trust Construction Co. Ltd.	340,000	31,920,773
Hulic Co. Ltd.	1,190,000	10,194,107
Mitsubishi Estate Co. Ltd.	5,406,000	136,361,297
Mitsui Fudosan Co. Ltd.	3,506,000	99,407,556
Nomura Real Estate Holdings Inc.	510,000	11,535,925
NTT Urban Development Corp.	5,100	5,980,094
Sumitomo Realty & Development Co. Ltd.	1,700,000	66,585,789
Tokyo Tatemono Co. Ltd.	1,700,000	13,199,307
Tokyu Land Corp.	1,700,000	15,876,207

		400,128,844
REAL ESTATE INVESTMENT TRUSTS — 0.91%
Japan Prime Realty Investment Corp.	3,400	10,623,422
Japan Real Estate Investment Corp.	1,790	17,780,342

Security	Shares	Value

Japan Retail Fund Investment Corp.	8,500	$16,162,416
Nippon Building Fund Inc.	3,400	35,186,927
Nomura Real Estate Office Fund Inc.	1,700	9,714,286
United Urban Investment Corp.	10,200	13,172,369

		102,639,762
RETAIL — 2.63%
ABC-MART Inc.	170,000	6,170,339
AEON Co. Ltd.	2,720,000	32,001,585
Citizen Holdings Co. Ltd.	1,190,000	7,047,487
Don Quijote Co. Ltd.	170,000	7,710,820
FamilyMart Co. Ltd.	340,000	13,822,233
Fast Retailing Co. Ltd.	219,700	75,934,934
Isetan Mitsukoshi Holdings Ltd.	1,700,060	21,483,303
J. Front Retailing Co. Ltd.	1,700,000	11,886,110
Lawson Inc.	340,000	24,715,029
Marui Group Co. Ltd.	1,020,000	9,657,044
McDonald’s Holdings Co. (Japan) Ltd.	340,000	9,428,076
Nitori Holdings Co. Ltd.	170,000	13,384,501
Shimamura Co. Ltd.	170,000	19,563,258
Takashimaya Co. Ltd.	1,700,000	16,128,745
USS Co. Ltd.	102,000	11,889,478
Yamada Denki Co. Ltd.	391,000	14,927,507

		295,750,449
SEMICONDUCTORS — 0.53%
Rohm Co. Ltd.	510,000	18,940,332
Sumco Corp.	510,000	6,328,596
Tokyo Electron Ltd.	680,052	34,347,761

		59,616,689
SOFTWARE — 0.37%
GungHo Online Entertainment Inc.[b]	1,000	12,874,474
Konami Corp.	510,000	12,556,177
Nomura Research Institute Ltd.	340,000	9,882,644
Oracle Corp. Japan	170,000	6,717,505

		42,030,800
STORAGE & WAREHOUSING — 0.03%
Mitsubishi Logistics Corp.	242,000	3,367,269

		3,367,269
TELECOMMUNICATIONS — 4.73%
KDDI Corp.	2,380,000	108,658,579
Nippon Telegraph and Telephone Corp.	2,040,000	102,025,254
NTT DOCOMO Inc.	69,700	103,402,426
SoftBank Corp.	4,250,000	217,603,367

		531,689,626
TEXTILES — 0.53%
Teijin Ltd.	5,100,000	11,818,767
Toray Industries Inc.	6,800,000	47,409,755

		59,228,522
TOYS, GAMES & HOBBIES — 0.65%
Namco Bandai Holdings Inc.	850,098	13,899,597

117

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2013

Security	Shares	Value

Nintendo Co. Ltd.	510,000	$50,861,104
Sanrio Co. Ltd.	170,000	8,224,313

		72,985,014
TRANSPORTATION — 4.34%
Central Japan Railway Co.	680,000	75,424,610
East Japan Railway Co.	1,530,000	114,854,172
Hankyu Hanshin Holdings Inc.	5,100,000	27,274,078
Kamigumi Co. Ltd.	1,700,000	13,014,112
Keikyu Corp.	1,704,000	14,647,903
Keio Corp.	3,400,000	22,829,413
Keisei Electric Railway Co. Ltd.	160,000	1,373,805
Kintetsu Corp.[a]	7,067,000	29,394,801
Mitsui O.S.K. Lines Ltd.[b]	5,100,000	18,637,287
Nippon Express Co. Ltd.	3,400,000	15,387,967
Nippon Yusen K.K.	6,800,000	17,913,345
Odakyu Electric Railway Co. Ltd.	1,865,000	18,285,219
Tobu Railway Co. Ltd.	5,100,000	26,667,987
Tokyu Corp.	5,100,000	31,971,280
West Japan Railway Co.	680,000	28,452,587
Yamato Holdings Co. Ltd.	1,700,000	31,668,235

		487,796,801

TOTAL COMMON STOCKS (Cost: $12,125,152,549)		11,156,890,271

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	104,708,448	104,708,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	7,638,259	7,638,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,125,664	5,125,664

		117,472,371

TOTAL SHORT-TERM INVESTMENTS (Cost: $117,472,371)		117,472,371

TOTAL INVESTMENTS IN SECURITIES — 100.35% (Cost: $12,242,624,920)		11,274,362,642
Other Assets, Less Liabilities — (0.35)%		(39,283,204)

NET ASSETS — 100.00%		$11,235,079,438

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
645	TOPIX Index (June 2013)	Tokyo Stock	$72,340,926	$6,424,263

See accompanying notes to schedules of investments.

118

Schedule of Investments   (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.05%

ADVERTISING — 0.25%
Asatsu-DK Inc.	5,400	$120,808
Moshi Moshi Hotline Inc.	9,000	100,272

		221,080
AGRICULTURE — 0.21%
Hokuto Corp.	5,400	96,155
Sakata Seed Corp.	7,200	94,051

		190,206
AIRLINES — 0.02%
Skymark Airlines Inc.	5,400	18,985

		18,985
APPAREL — 0.99%
Atsugi Co. Ltd.	36,000	39,931
Daidoh Ltd.	5,400	33,691
Descente Ltd.	18,000	123,714
Gunze Ltd.	36,000	87,348
Japan Wool Textile Co. Ltd. (The)	18,000	130,131
Nagaileben Co. Ltd.	5,400	81,608
Onward Holdings Co. Ltd.	18,000	158,475
Sanyo Shokai Ltd.	18,000	47,774
Wacoal Holdings Corp.	18,000	183,432

		886,104
AUTO MANUFACTURERS — 0.45%
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,400	61,019
Nissan Shatai Co. Ltd.	18,000	200,901
ShinMaywa Industries Ltd.	18,000	142,075

		403,995
AUTO PARTS & EQUIPMENT — 3.77%
Aisan Industry Co. Ltd.	5,400	50,270
Akebono Brake Industry Co. Ltd.[a]	16,200	80,860
Calsonic Kansei Corp.	36,000	159,010
Exedy Corp.	5,400	138,456
FCC Co. Ltd.	7,200	168,850
Futaba Industrial Co. Ltd.[b]	12,600	61,393
G-Tekt Corp.	1,800	54,548
Kayaba Industry Co. Ltd.	36,000	205,714
Keihin Corp.	9,000	132,894
Musashi Seimitsu Industry Co. Ltd.	3,600	84,318
Nifco Inc.	9,000	194,573
Nippon Seiki Co. Ltd.	4,000	54,033
Nissin Kogyo Co. Ltd.	7,200	135,265
Pacific Industrial Co. Ltd.	9,000	64,798
Press Kogyo Co. Ltd.	18,000	88,953
Riken Corp.	18,000	74,870
Sanden Corp.	18,000	66,670
Sanoh Industrial Co. Ltd.	5,400	39,788
Showa Corp.	9,000	113,107

Security	Shares	Value

T.RAD Co. Ltd.	18,000	$69,522
Tachi-S Co. Ltd.	5,400	79,844
Taiho Kogyo Co. Ltd.	3,600	47,204
Takata Corp.	7,200	149,740
Tokai Rika Co. Ltd.	10,800	204,823
Topre Corp.	9,000	82,268
Toyo Tire & Rubber Co. Ltd.	36,000	202,149
TPR Co. Ltd.	5,400	84,282
TS Tech Co. Ltd.	9,000	287,002
Unipres Corp.	7,200	134,409
Yorozu Corp.	3,600	61,679

		3,371,292
BANKS — 6.53%
77 Bank Ltd. (The)	72,000	308,037
Aichi Bank Ltd. (The)	1,800	80,396
Awa Bank Ltd. (The)	36,000	185,036
Bank of Nagoya Ltd. (The)	36,000	122,644
Bank of Saga Ltd. (The)	36,000	73,444
Bank of the Ryukyus Ltd.	7,200	94,550
Chiba Kogyo Bank Ltd. (The)[b]	7,200	53,906
Daishi Bank Ltd. (The)	72,000	234,593
Eighteenth Bank Ltd. (The)	36,000	81,287
Higashi-Nippon Bank Ltd. (The)	36,000	75,583
Higo Bank Ltd. (The)	36,000	211,062
Hokkoku Bank Ltd. (The)	54,000	179,688
Hokuetsu Bank Ltd. (The)	36,000	70,592
Hyakugo Bank Ltd. (The)	54,000	214,984
Hyakujushi Bank Ltd. (The)	54,000	168,992
Jimoto Holdings Inc.	34,200	80,949
Juroku Bank Ltd. (The)	54,000	196,266
Kagoshima Bank Ltd. (The)	36,000	222,471
Kansai Urban Banking Corp.	54,000	63,105
Keiyo Bank Ltd. (The)	54,000	268,997
Kiyo Holdings Inc.	126,000	178,440
Mie Bank Ltd. (The)	18,000	37,792
Minato Bank Ltd. (The)	36,000	57,400
Miyazaki Bank Ltd. (The)	36,000	100,183
Musashino Bank Ltd. (The)	5,400	172,201
Nanto Bank Ltd. (The)	54,000	202,684
North Pacific Bank Ltd.	66,600	220,956
Ogaki Kyoritsu Bank Ltd. (The)	54,000	163,110
Oita Bank Ltd. (The)	36,000	114,444
San-in Godo Bank Ltd. (The)	36,000	266,680
Senshu Ikeda Holdings Inc.	41,400	203,771
Shiga Bank Ltd. (The)	54,000	285,041
Tochigi Bank Ltd. (The)	18,000	62,927
Toho Bank Ltd. (The)	36,000	106,244
Tokyo Tomin Bank Ltd. (The)	7,200	79,861
TOMONY Holdings Inc.	27,000	97,598
Towa Bank Ltd. (The)	54,000	52,944
Tsukuba Bank Ltd. (The)	16,200	58,720
Yachiyo Bank Ltd. (The)	3,600	111,592
Yamagata Bank Ltd. (The)	36,000	139,401
Yamanashi Chuo Bank Ltd. (The)	36,000	145,818

		5,844,389
BEVERAGES — 1.47%
Coca-Cola Central Japan Co. Ltd.	5,400	80,753
Dydo Drinco Inc.	1,800	74,157
ITO EN Ltd.	10,800	239,477

119

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Kagome Co. Ltd.	14,400	$242,721
KEY Coffee Inc.	3,600	54,905
Mikuni Coca-Cola Bottling Co. Ltd.	5,400	64,228
Sapporo Holdings Ltd.	54,000	196,801
Takara Holdings Inc.	36,000	361,515

		1,314,557
BIOTECHNOLOGY — 0.72%
AnGes MG Inc.	18	47,596
GNI Group Ltd.	18,000	114,623
Japan Tissue Engineering Co. Ltd.[b]	18	111,057
JCR Pharmaceuticals Co. Ltd.	1,800	39,218
OncoTherapy Science Inc.[b]	36	100,504
Takara Bio Inc.[a]	7,200	228,888

		641,886
BUILDING MATERIALS — 1.93%
Central Glass Co. Ltd.	36,000	113,018
Chofu Seisakusho Co. Ltd.	3,600	74,014
Cleanup Corp.	3,600	30,198
Endo Lighting Corp.	1,800	52,320
Fujitec Co. Ltd.	18,000	163,288
Nice Holdings Inc.	18,000	37,792
Nichias Corp.	18,000	116,583
Nichiha Corp.	5,400	77,490
Nippon Sheet Glass Co. Ltd.[b]	180,000	194,305
Noritz Corp.	5,400	88,507
Okabe Co. Ltd.	7,200	65,672
Sankyo Tateyama Inc.	3,900	85,319
Sanwa Holdings Corp.	54,000	287,715
Sumitomo Osaka Cement Co. Ltd.	72,000	215,340
Takara Standard Co. Ltd.	18,000	120,862

		1,722,423
CHEMICALS — 6.73%
Adeka Corp.	18,000	163,644
Aica Kogyo Co. Ltd.	10,800	203,112
C. Uyemura & Co. Ltd.	1,800	70,235
Chugoku Marine Paints Ltd.	18,000	82,000
Dai Nippon Toryo Co. Ltd.	36,000	54,548
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,000	75,048
Daiso Co. Ltd.	18,000	50,092
Denki Kagaku Kogyo K.K.	90,000	305,719
DIC Corp.	144,000	339,411
Earth Chemical Co. Ltd.	3,600	120,149
Fujimi Inc.	3,600	41,000
Ishihara Sangyo Kaisha Ltd.[b]	72,000	58,470
Kinugawa Rubber Industrial Co. Ltd.	2,000	11,230
Kureha Corp.	18,000	65,422
Lintec Corp.	9,000	170,508
Nihon Nohyaku Co. Ltd.	18,000	175,945
Nihon Parkerizing Co. Ltd.	5,000	86,556
Nippon Carbide Industries Co. Inc.	18,000	77,366
Nippon Carbon Co. Ltd.	18,000	37,791
Nippon Kayaku Co. Ltd.	36,000	418,559
Nippon Paint Co. Ltd.	36,000	367,220
Nippon Shokubai Co. Ltd.	21,000	207,764
Nippon Soda Co. Ltd.	36,000	173,271
Nippon Synthetic Chemical Industry Co. Ltd. (The)	18,000	195,019
Nissan Chemical Industries Ltd.	23,400	290,603

Security	Shares	Value

NOF Corp.	36,000	$192,166
S.T. Corp.	3,600	35,617
Sakai Chemical Industry Co. Ltd.	18,000	53,479
Sanyo Chemical Industries Ltd.	6,000	35,296
Stella Chemifa Corp.	1,800	29,788
Sumitomo Bakelite Co. Ltd.	36,000	141,183
Taiyo Holdings Co. Ltd.	3,600	116,405
Takasago International Corp.	18,000	85,566
Toagosei Co. Ltd.	36,000	149,740
Tokai Carbon Co. Ltd.	36,000	109,809
Tokuyama Corp.[a]	54,000	175,945
Tokyo Ohka Kogyo Co. Ltd.	7,200	157,512
Tosoh Corp.	108,000	363,654
Toyo Ink SC Holdings Co. Ltd.	36,000	165,427
Zeon Corp.	36,000	364,367

		6,016,636
COAL — 0.07%
Mitsui Matsushima Co. Ltd.	36,000	58,113

		58,113
COMMERCIAL SERVICES — 1.73%
AEON Delight Co. Ltd.	3,600	66,242
Duskin Co. Ltd.	9,000	158,653
Euglena Co. Ltd.[b]	1,800	194,306
Future Architect Inc.	72	34,191
GMO Payment Gateway Inc.	737	14,291
JP-Holdings Inc.	1,800	52,819
Kyodo Printing Co. Ltd.	18,000	53,300
Kyoritsu Maintenance Co. Ltd.	1,800	57,935
Meitec Corp.	5,400	127,012
Nichii Gakkan Co.	9,000	82,714
Nihon M&A Center Inc.	1,800	96,975
Nishio Rent All Co. Ltd.	3,600	73,658
Pasona Group Inc.	54	32,087
Pronexus Inc.	5,400	32,782
Shin Nippon Biomedical Laboratories Ltd.[b]	1,800	29,181
Sohgo Security Services Co. Ltd.	10,800	176,800
Temp Holdings Co. Ltd.	5,400	126,851
Toppan Forms Co. Ltd.	10,800	94,764
Weathernews Inc.	1,800	38,273

		1,542,834
COMPUTERS — 1.64%
DTS Corp.	3,600	51,660
Ines Corp.	5,400	38,772
Information Services International-Dentsu Ltd.	3,600	43,567
Japan Digital Laboratory Co. Ltd.	3,600	39,146
Melco Holdings Inc.	3,600	55,083
NEC Networks & System Integration Corp.	3,600	77,651
Net One Systems Co. Ltd.	18,000	149,205
NS Solutions Corp.	3,600	64,353
OBIC Co. Ltd.	1,440	354,527
Roland DG Corp.	1,800	40,626
SCSK Corp.	9,256	189,933
Wacom Co. Ltd.	28,800	362,799

		1,467,322

120

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

COSMETICS & PERSONAL CARE — 1.27%
Aderans Co. Ltd.	5,400	$74,656
Dr. Ci:Labo Co. Ltd.	18	52,052
Fancl Corp.	9,000	99,114
Kose Corp.	5,400	131,183
Lion Corp.	36,000	201,079
Mandom Corp.	3,600	114,801
Milbon Co. Ltd.	1,800	58,737
Pigeon Corp.	3,600	291,637
Pola Orbis Holdings Inc.	3,600	113,731

		1,136,990
DISTRIBUTION & WHOLESALE — 1.79%
Ai Holdings Corp.	7,200	69,094
Canon Marketing Japan Inc.	10,800	147,494
Chori Co. Ltd.	3,600	37,613
Daiwabo Holdings Co. Ltd.	54,000	90,914
Doshisha Co. Ltd.	5,400	74,442
Hakuto Co. Ltd.	3,600	34,832
Inabata & Co. Ltd.	9,000	72,374
Itochu Enex Co. Ltd.	12,600	67,508
Iwatani Corp.	36,000	137,262
Japan Pulp & Paper Co. Ltd.	18,000	51,874
Kamei Corp.	5,400	45,136
Kanematsu Corp.[b]	72,000	86,992
Matsuda Sangyo Co. Ltd.	3,660	43,677
Nagase & Co. Ltd.	21,600	283,223
Paltac Corp.	7,200	91,484
Ryoyo Electro Corp.	5,400	46,312
Trusco Nakayama Corp.	3,600	75,797
Yamazen Corp.	12,600	74,496
Yuasa Trading Co. Ltd.	36,000	67,027

		1,597,551
DIVERSIFIED FINANCIAL SERVICES — 3.47%
AIFUL Corp.[a,b]	31,500	315,078
Century Tokyo Leasing Corp.	9,080	234,700
Financial Products Group Co. Ltd.	3,600	46,990
Fuyo General Lease Co. Ltd.	3,600	134,409
GCA Savvian Group Corp.	3,600	37,685
Hitachi Capital Corp.	9,000	202,060
IBJ Leasing Co. Ltd.	3,600	115,157
Ichiyoshi Securities Co. Ltd.	7,200	92,126
J Trust Co. Ltd.	5,100	104,702
Jaccs Co. Ltd.	18,000	96,083
Japan Securities Finance Co. Ltd.	16,200	123,696
Kenedix Inc.[a,b]	432	234,878
Kyokuto Securities Co. Ltd.	5,400	102,732
Marusan Securities Co. Ltd.	12,600	88,846
Mito Securities Co. Ltd.	18,000	83,783
NEC Capital Solutions Ltd.	1,800	42,569
Okasan Securities Group Inc.	36,000	322,654
Orient Corp.[b]	54,000	159,901
Pocket Card Co. Ltd.	3,600	26,490
Ricoh Leasing Co. Ltd.	3,600	100,112
SPARX Group Co. Ltd.[b]	180	57,044
Tokai Tokyo Financial Holdings Inc.	37,800	263,917
Zenkoku Hosho Co. Ltd.	3,600	119,257

		3,104,869

Security	Shares	Value

ELECTRIC — 0.16%
Okinawa Electric Power Co. Inc. (The)	3,600	$138,688

		138,688
ELECTRICAL COMPONENTS & EQUIPMENT — 1.56%
Fujikura Ltd.	72,000	258,836
Funai Electric Co. Ltd.	3,600	40,644
GS Yuasa Corp.	72,000	328,715
Hitachi Cable Ltd.[b]	36,000	64,174
Icom Inc.	1,800	44,958
Nippon Signal Co. Ltd. (The)	9,000	67,205
Nissin Electric Co. Ltd.	1,000	6,289
Sinfonia Technology Co. Ltd.	36,000	59,539
SWCC Showa Holdings Co. Ltd.[b]	54,000	49,200
Takaoka Toko Holdings Co. Ltd.	3,600	55,404
Tatsuta Electric Wire and Cable Co. Ltd.	10,800	96,155
Tokyo Rope Manufacturing Co. Ltd.[b]	36,000	55,261
Ushio Inc.	21,600	271,029

		1,397,409
ELECTRONICS — 5.12%
Alps Electric Co. Ltd.	32,400	230,065
Anritsu Corp.	27,000	372,478
Azbil Corp.	12,600	266,662
Chiyoda Integre Co. Ltd.	1,800	24,582
CMK Corp.	7,200	24,386
Cosel Co. Ltd.	5,400	61,072
Dai-ichi Seiko Co. Ltd.	1,800	25,884
Dainippon Screen Manufacturing Co. Ltd.[b]	36,000	202,506
Eizo Nanao Corp.	3,600	67,561
Enplas Corp.	1,800	110,701
Fujitsu General Ltd.	18,000	176,123
Futaba Corp.	7,200	90,914
Hioki E.E. Corp.	3,600	56,509
HORIBA Ltd.	7,200	259,193
Hosiden Corp.	12,600	67,009
IDEC Corp.	5,400	46,687
Inaba Denki Sangyo Co. Ltd.	3,600	101,930
Japan Aviation Electronics Industry Ltd.	18,000	179,510
JEOL Ltd.	18,000	90,914
Kaga Electronics Co. Ltd.	5,400	42,783
Koa Corp.	7,200	73,159
Kuroda Electric Co. Ltd.	7,200	92,482
Macnica Inc.	1,800	36,954
MARUWA Co. Ltd.	1,800	63,194
Minebea Co. Ltd.[a]	72,000	264,541
Mitsumi Electric Co. Ltd.[b]	16,200	113,107
Nichicon Corp.	10,800	104,604
Nidec Copal Electronics Corp.	3,600	15,794
Nihon Dempa Kogyo Co. Ltd.	3,600	34,048
Nippon Ceramic Co. Ltd.[a]	3,600	58,078
Nissha Printing Co. Ltd.[b]	5,400	97,277
Nitto Kogyo Corp.	5,400	93,962
Ryosan Co. Ltd.	5,400	101,074
Sanshin Electronics Co. Ltd.	7,200	45,136
Shinko Shoji Co. Ltd.	5,400	47,328
SIIX Corp.	3,600	41,392
Sodick Co. Ltd.	9,000	47,596
Star Micronics Co. Ltd.	7,200	77,223
Taiyo Yuden Co. Ltd.	21,600	336,273

121

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

TOKO Inc.[b]	18,000	$52,765
Tokyo Seimitsu Co. Ltd.	7,200	154,090
Toyo Corp.	5,400	72,036
UKC Holdings Corp.	3,600	63,604

		4,583,186
ENGINEERING & CONSTRUCTION — 3.60%
Chudenko Corp.	5,400	52,409
COMSYS Holdings Corp.	19,800	244,914
Fudo Tetra Corp.[b]	27,000	45,189
Hazama Ando Corp.	25,200	56,402
Hibiya Engineering Ltd.	3,600	33,977
Japan Airport Terminal Co. Ltd.	9,000	114,355
Japan Bridge Corp.[b]	23,400	38,932
Kandenko Co. Ltd.	18,000	74,692
Kyowa Exeo Corp.	16,200	181,453
Maeda Corp.	18,000	79,148
Maeda Road Construction Co. Ltd.	18,000	240,654
MIRAIT Holdings Corp.	12,600	114,551
Nippo Corp.	18,000	235,306
Nippon Koei Co. Ltd.	18,000	67,383
Nippon Road Co. Ltd. (The)	18,000	92,161
Nishimatsu Construction Co. Ltd.	54,000	112,305
Okumura Corp.	36,000	131,557
Penta-Ocean Construction Co. Ltd.	54,000	133,697
Shinko Plantech Co. Ltd.	9,000	65,600
SHO-BOND Holdings Co. Ltd.	3,600	133,697
Sumitomo Mitsui Construction Co. Ltd.[b]	81,000	63,372
Taihei Dengyo Kaisha Ltd.	1,000	6,110
Taihei Kogyo Co. Ltd.	18,000	65,600
Taikisha Ltd.	5,400	120,327
Takasago Thermal Engineering Co. Ltd.	12,600	103,570
Takuma Co. Ltd.	18,000	140,827
Toa Corp.[b]	36,000	50,983
Toda Corp.	36,000	97,688
Tokyu Construction Co. Ltd.[b]	14,220	32,672
Toshiba Plant Systems & Services Corp.	4,000	58,391
Totetsu Kogyo Co. Ltd.	5,400	81,608
Toyo Construction Co. Ltd.	12,600	33,068
Toyo Engineering Corp.	18,000	87,705
Yahagi Construction Co. Ltd.	7,200	32,016

		3,222,319
ENTERTAINMENT — 1.14%
Avex Group Holdings Inc.	7,200	220,688
Heiwa Corp.	9,000	154,731
Mars Engineering Corp.	1,800	34,012
Shochiku Co. Ltd.	18,000	166,853
Toei Co. Ltd.	18,000	104,640
Tokyotokeiba Co. Ltd.	36,000	130,844
Universal Entertainment Corp.	3,600	65,993
Yomiuri Land Co. Ltd.	18,000	144,571

		1,022,332
ENVIRONMENTAL CONTROL — 0.57%
Asahi Holdings Inc.	5,400	91,502
Daiseki Co. Ltd.	7,260	119,712
Hitachi Zosen Corp.	153,000	240,921

Security	Shares	Value

Oyo Corp.	3,600	$54,405

		506,540
FOOD — 3.38%
Ariake Japan Co. Ltd.	3,600	77,615
Ezaki Glico Co. Ltd.	18,000	170,062
Fuji Oil Co. Ltd.	12,600	192,291
Fujiya Co. Ltd.	18,000	34,939
House Foods Corp.	12,600	195,910
Itoham Foods Inc.	36,000	157,227
Izumiya Co. Ltd.	18,000	78,257
J-Oil Mills Inc.	18,000	52,409
Kasumi Co. Ltd.	7,200	44,423
Kato Sangyo Co. Ltd.	3,600	67,846
Kewpie Corp.	19,800	278,249
Marudai Food Co. Ltd.	18,000	53,835
Maruha Nichiro Holdings Inc.	72,000	131,201
MEGMILK SNOW BRAND Co. Ltd.	9,000	129,775
Mitsubishi Shokuhin Co. Ltd.	1,800	44,494
Mitsui Sugar Co. Ltd.	18,000	53,479
Morinaga & Co. Ltd.	36,000	71,661
Morinaga Milk Industry Co. Ltd.	36,000	102,679
Nichirei Corp.	54,000	269,532
Nippon Beet Sugar Manufacturing Co. Ltd.	18,000	31,196
Nippon Flour Mills Co. Ltd.	18,000	85,744
Nippon Suisan Kaisha Ltd.[b]	50,400	98,329
Nisshin OilliO Group Ltd. (The)	18,000	62,570
Prima Meat Packers Ltd.	36,000	75,583
San-A & Co. Ltd.	1,800	78,970
UNY Co. Ltd.	43,200	287,929
Warabeya Nichiyo Co. Ltd.	1,800	29,823
Yokohama Reito Co. Ltd.	9,000	71,216

		3,027,244
FOREST PRODUCTS & PAPER — 1.02%
Chuetsu Pulp & Paper Co. Ltd.	18,000	27,630
Daio Paper Corp.	18,000	102,501
Hokuetsu Kishu Paper Co. Ltd.	18,000	80,039
Mitsubishi Paper Mills Ltd.[b]	72,000	69,879
Nippon Paper Industries Co. Ltd.[b]	19,800	247,267
Pack Corp. (The)	3,600	61,643
Sumitomo Forestry Co. Ltd.	27,000	319,000

		907,959
GAS — 0.07%
Shizuoka Gas Co. Ltd.	9,000	65,155

		65,155
HAND & MACHINE TOOLS — 1.30%
Asahi Diamond Industrial Co. Ltd.	10,800	108,134
DISCO Corp.	5,400	361,515
Hitachi Koki Co. Ltd.	10,800	87,277
Meidensha Corp.	36,000	125,140
Mori Seiki Co. Ltd.	19,800	234,129
OSG Corp.	14,400	213,344
Union Tool Co.	1,800	34,494

		1,164,033

122

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.13%
Asahi Intecc Co. Ltd.	1,800	$95,548
Hogy Medical Co. Ltd.	1,800	100,361
Nihon Kohden Corp.	7,200	260,262
Nipro Corp.	21,600	275,094
Paramount Bed Holdings Co. Ltd.	3,600	118,188
Topcon Corp.	14,400	158,297

		1,007,750
HEALTH CARE — SERVICES — 0.54%
Ain Pharmaciez Inc.	1,800	70,146
BML Inc.	1,800	43,692
CMIC Holdings Co. Ltd.	1,800	40,269
EPS Co. Ltd.	54	71,661
Medinet Co. Ltd.	126	99,328
Message Co. Ltd.	18	46,330
tella Inc.	1,800	59,094
Tsukui Corp.	5,400	56,313

		486,833
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Seiko Holdings Corp.	18,000	75,227

		75,227
HOME BUILDERS — 1.01%
HAJIME CONSTRUCTION Co. Ltd.	1,800	101,075
Haseko Corp.[b]	270,000	360,980
Misawa Homes Co. Ltd.	5,400	116,369
PanaHome Corp.	18,000	120,683
SxL Corp.[b]	18,000	30,661
Takamatsu Construction Group Co. Ltd.	3,600	52,552
Token Corp.	1,440	72,874
West Holdings Corp.	1,800	48,630

		903,824
HOME FURNISHINGS — 0.86%
Alpine Electronics Inc.	9,000	85,922
Canon Electronics Inc.	3,600	65,779
Clarion Co. Ltd.[a,b]	36,000	48,487
Corona Corp.	3,600	37,079
Foster Electric Co. Ltd.	5,400	91,876
France Bed Holdings Co. Ltd.	18,000	35,296
Hoshizaki Electric Co. Ltd.	7,200	223,897
JVC Kenwood Corp.	27,040	70,696
Pioneer Corp.[b]	52,200	114,248

		773,280
HOUSEHOLD PRODUCTS & WARES — 0.34%
Kokuyo Co. Ltd.	18,000	125,853
Mitsubishi Pencil Co. Ltd.	3,600	65,921
Pilot Corp.	36	115,870

		307,644
HOUSEWARES — 0.20%
Noritake Co. Ltd.	18,000	47,596

Security	Shares	Value

Sangetsu Co. Ltd.	5,400	$129,418

		177,014
INTERNET — 2.52%
Bit-Isle Inc.	3,600	45,992
Colopl Inc.[b]	1,800	89,666
COOKPAD Inc.	1,800	49,949
CyberAgent Inc.	108	211,989
Digital Garage Inc.	36	109,988
Dwango Co. Ltd.	18	93,944
En-Japan Inc.	36	63,319
F@N Communications Inc.	1,800	50,430
GMO Internet Inc.	12,600	122,163
Gurunavi Inc.	3,600	39,574
Ikyu Corp.	36	49,307
Internet Initiative Japan Inc.	5,400	183,164
kabu.com Securities Co. Ltd.	14,400	87,847
Kakaku.com Inc.	14,400	349,964
Macromill Inc.[a]	3,600	45,706
Matsui Securities Co. Ltd.	21,600	222,899
Monex Group Inc.	342	130,907
MonotaRO Co. Ltd.	5,400	149,045
Start Today Co. Ltd.	10,800	161,184

		2,257,037
IRON & STEEL — 0.89%
Aichi Steel Corp.	18,000	82,714
Godo Steel Ltd.	36,000	59,539
Kurimoto Ltd.	18,000	46,348
Kyoei Steel Ltd.	3,600	57,400
Mitsubishi Steel Manufacturing Co. Ltd.	18,000	40,109
Nisshin Steel Holdings Co. Ltd.	16,200	146,799
Osaka Steel Co. Ltd.	3,600	59,682
Sanyo Special Steel Co. Ltd.	18,000	86,457
Tokyo Steel Manufacturing Co. Ltd.	19,800	70,200
TOPY Industries Ltd.	36,000	72,731
Yodogawa Steel Works Ltd.	18,000	69,700

		791,679
LEISURE TIME — 1.24%
Accordia Golf Co. Ltd.	198	210,206
Daiichikosho Co. Ltd.	7,200	183,325
Dunlop Sports Co. Ltd.	3,600	40,145
Fields Corp.	3,600	60,609
H.I.S. Co. Ltd.	3,600	144,214
Mizuno Corp.	18,000	82,179
PGM Holdings K.K.	54	51,125
Roland Corp.	3,600	33,406
Round One Corp.	14,400	89,559
Tokyo Dome Corp.	36,000	211,419

		1,106,187
LODGING — 0.30%
Fujita Kanko Inc.	18,000	75,048
Resorttrust Inc.	7,200	193,450

		268,498

123

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

MACHINERY — 4.10%
Aichi Corp.	7,200	$35,938
Aida Engineering Ltd.	12,600	95,085
Chugai Ro Co. Ltd.	18,000	44,922
CKD Corp.	10,800	84,710
Daifuku Co. Ltd.	18,000	160,079
Daihen Corp.	18,000	71,305
Daiwa Industries Ltd.	18,000	101,074
Denyo Co. Ltd.	3,600	47,917
Ebara Corp.	90,000	475,068
Fuji Machine Manufacturing Co. Ltd.	14,400	117,510
Furukawa Co. Ltd.	54,000	85,031
Iseki & Co. Ltd.	36,000	120,862
Juki Corp.[b]	36,000	62,748
Komori Corp.	10,800	129,739
Makino Milling Machine Co. Ltd.	18,000	117,831
Max Co. Ltd.	4,000	46,190
Miura Co. Ltd.	5,400	122,733
Modec Inc.	3,600	112,305
Nippon Sharyo Ltd.	18,000	95,192
Nippon Thompson Co. Ltd.	18,000	91,805
Nitto Kohki Co. Ltd.	3,600	63,247
Obara Group Inc.	3,600	101,288
Okuma Corp.	36,000	304,471
Shima Seiki Manufacturing Ltd.	5,400	122,466
Sintokogio Ltd.	9,000	73,355
Tadano Ltd.	20,000	238,673
Takeuchi Manufacturing Co. Ltd.	1,800	41,161
Torishima Pump Manufacturing Co. Ltd.	3,600	33,264
Toshiba Machine Co. Ltd.	18,000	93,766
Toyo Kanetsu K.K.	18,000	54,905
Tsubakimoto Chain Co.	36,000	224,254
Tsugami Corp.	6,000	37,138
Yushin Precision Equipment Co. Ltd.	3,600	62,427

		3,668,459
MANUFACTURING — 1.33%
Amano Corp.	12,600	132,520
Bando Chemical Industries Ltd.	18,000	65,957
Glory Ltd.	10,800	274,452
Japan Cash Machine Co. Ltd.	3,600	48,202
JSP Corp.	3,600	55,047
Nikkiso Co. Ltd.	18,000	239,228
Nippon Valqua Industries Ltd.	18,000	43,852
Nitta Corp.	3,600	70,164
Shin-Etsu Polymer Co. Ltd.	9,000	31,463
Tamron Co. Ltd.	3,600	87,598
Tenma Corp.	3,600	44,245
Tokai Rubber Industries Ltd.	7,200	62,320
Toyo Tanso Co. Ltd.	1,800	35,795

		1,190,843
MEDIA — 0.65%
Gakken Holdings Co. Ltd.	18,000	51,696
Kadokawa Group Holdings Inc.[a]	3,600	106,458
SKY Perfect JSAT Holdings Inc.	360	156,157
Tohokushinsha Film Corp.	3,600	33,264
Tokyo Broadcasting System Holdings Inc.	7,200	92,054
TV Asahi Corp.	5,400	100,754

Security	Shares	Value

USEN Corp.[a,b]	23,760	$43,532

		583,915
METAL FABRICATE & HARDWARE — 1.79%
Furukawa-Sky Aluminum Corp.	18,000	55,083
Hanwa Co. Ltd.	36,000	133,697
Kitz Corp.	18,000	89,666
Misumi Group Inc.	16,200	427,080
Mitsui High-Tech Inc.	5,400	37,595
Nachi-Fujikoshi Corp.	36,000	162,575
Neturen Co. Ltd.	7,200	52,409
NTN Corp.[b]	90,000	279,871
Oiles Corp.	5,480	113,372
Onoken Co. Ltd.	3,600	36,401
Ryobi Ltd.	18,000	53,122
Sumikin Bussan Corp.	18,000	53,479
Tocalo Co. Ltd.	3,600	50,733
Toho Zinc Co. Ltd.	18,000	59,183

		1,604,266
MINING — 1.46%
Dowa Holdings Co. Ltd.	54,000	457,242
Mitsui Mining & Smelting Co. Ltd.	108,000	252,419
Nippon Coke & Engineering Co. Ltd.	27,000	30,216
Nippon Denko Co. Ltd.	18,000	56,687
Nippon Light Metal Holdings Co. Ltd.	108,000	124,070
Nittetsu Mining Co. Ltd.	18,000	75,048
OSAKA Titanium technologies Co. Ltd.[a]	3,600	71,269
Pacific Metals Co. Ltd.	18,000	86,457
Sumitomo Light Metal Industries Ltd.	90,000	95,370
Toho Titanium Co. Ltd.[a]	7,200	57,686

		1,306,464
OFFICE & BUSINESS EQUIPMENT — 0.66%
Riso Kagaku Corp.	3,600	78,328
Sato Holdings Corp.	5,400	100,166
Seiko Epson Corp.	25,200	320,693
Toshiba Tec Corp.	18,000	93,231

		592,418
OFFICE FURNISHINGS — 0.18%
Itoki Corp.	9,000	46,883
Okamura Corp.	18,000	111,057

		157,940
OIL & GAS — 0.27%
AOC Holdings Inc.	9,000	29,324
Japan Drilling Co. Ltd.	1,800	161,505
TOKAI Holdings Corp.	16,200	49,254

		240,083
PACKAGING & CONTAINERS — 0.77%
Achilles Corp.	36,000	49,200
FP Corp.	3,600	226,393
Fuji Seal International Inc.	5,400	145,943
Fujimori Kogyo Co. Ltd.	1,800	53,924
Nihon Yamamura Glass Co. Ltd.	18,000	30,483

124

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Rengo Co. Ltd.	36,000	$180,401

		686,344
PHARMACEUTICALS — 3.78%
3-D Matrix Ltd.[a,b]	3,600	231,741
Fuso Pharmaceutical Industries Ltd.	18,000	63,283
Kaken Pharmaceutical Co. Ltd.	18,000	263,649
Katakura Industries Co. Ltd.	5,400	75,512
Kissei Pharmaceutical Co. Ltd.	3,600	72,731
Kobayashi Pharmaceutical Co. Ltd.	5,400	256,697
KYORIN Holdings Inc.	9,000	199,653
Mochida Pharmaceutical Co. Ltd.	18,000	227,284
NanoCarrier Co. Ltd.[b]	36	136,549
Nichi-Iko Pharmaceutical Co. Ltd.	5,400	119,739
Nippon Shinyaku Co. Ltd.	18,000	286,110
Rohto Pharmaceutical Co. Ltd.	18,000	262,045
Sawai Pharmaceutical Co. Ltd.	3,600	395,741
Seikagaku Corp.	7,200	88,418
Ship Healthcare Holdings Inc.	5,400	196,534
Sosei Group Corp.[b]	1,800	85,209
Toho Holdings Co. Ltd.	9,000	163,110
Torii Pharmaceutical Co. Ltd.	1,800	38,237
Towa Pharmaceutical Co. Ltd.	1,800	77,455
UMN Pharma Inc.[b]	1,800	99,648
Vital KSK Holdings Inc.	5,400	39,788

		3,379,133
REAL ESTATE — 1.74%
Airport Facilities Co. Ltd.	7,200	38,219
Arnest One Corp.	9,000	164,536
Daibiru Corp.	9,000	105,442
Daikyo Inc.	54,000	165,784
Goldcrest Co. Ltd.	3,600	78,507
Heiwa Real Estate Co. Ltd.	7,200	133,340
Hoosiers Holdings Co. Ltd.[b]	5,400	53,104
Iida Home Max Co. Ltd.	3,600	54,513
Leopalace21 Corp.[b]	32,400	150,810
Raysum Co. Ltd.	36	63,711
Relo Holdings Inc.	1,800	80,574
Sumitomo Real Estate Sales Co. Ltd.	1,800	103,392
Sun Frontier Fudousan Co. Ltd.	36	34,547
Takara Leben Co. Ltd.	3,600	54,726
TOC Co. Ltd.	14,400	99,969
Tokyu Livable Inc.	3,600	71,697
Tosei Corp.	54	44,066
Touei Housing Corp.	3,600	62,570

		1,559,507
REAL ESTATE INVESTMENT TRUSTS — 6.85%
Activia Properties Inc.	36	275,236
Advance Residence Investment Corp.	252	524,839
Daiwa House REIT Investment Corp.	18	126,922
Daiwa Office Investment Corp.	36	140,470
Daiwahouse Residential Investment Corp.	72	279,158
Frontier Real Estate Investment Corp.	39	360,357
Fukuoka REIT Corp.	18	137,796
Global One Real Estate Investment Corp. Ltd.	18	103,927
GLP J-Reit	306	284,256
Hankyu REIT Inc.	18	96,083
Heiwa Real Estate REIT Inc.	126	85,477

Security	Shares	Value

Ichigo Real Estate Investment Corp.	90	$55,083
Industrial & Infrastructure Fund Investment Corp.	18	167,744
Japan Excellent Inc.	36	209,280
Japan Hotel REIT Investment Corp.	468	183,770
Japan Logistics Fund Inc.	36	335,845
Japan Rental Housing Investments Inc.	162	112,145
Kenedix Realty Investment Corp.	54	208,566
MID REIT Inc.	36	82,642
Mori Hills REIT Investment Corp.	36	214,271
MORI TRUST Sogo REIT Inc.	36	287,002
Nippon Accommodations Fund Inc.	54	340,659
Nippon Prologis REIT Inc.	36	293,419
Nomura Real Estate Residential Fund Inc.	36	186,819
ORIX JREIT Inc.	324	352,959
Premier Investment Corp.	36	140,649
Sekisui House SI Investment Corp.	36	169,884
TOKYU REIT Inc.	36	211,419
Top REIT Inc.	36	162,040

		6,128,717
RETAIL — 8.41%
Alpen Co. Ltd.	3,600	69,700
Aoki Holdings Inc.	3,600	105,282
Aoyama Trading Co. Ltd.	10,800	300,871
Arc Land Sakamoto Co. Ltd.	3,600	67,098
Arcs Co. Ltd.	5,400	95,727
Asahi Co. Ltd.	3,600	58,755
Askul Corp.	3,600	55,582
Atom Corp.	9,000	49,289
Autobacs Seven Co. Ltd.	12,600	194,038
Belluna Co. Ltd.	5,400	54,227
BIC Camera Inc.[a]	144	58,256
Cawachi Ltd.	3,600	75,262
Chiyoda Co. Ltd.	5,400	135,996
cocokara fine Inc.	3,600	116,583
Colowide Co. Ltd.	9,000	81,198
Cosmos Pharmaceutical Corp.	1,800	182,540
CREATE HOLDINGS Co. Ltd.	1,800	65,511
Daiei Inc. (The)[b]	21,600	67,597
DCM Holdings Co. Ltd.	16,200	124,017
Doutor Nichires Holdings Co. Ltd.	7,200	95,834
EDION Corp.	14,400	71,020
Fuji Co. Ltd.	3,600	60,787
Geo Holdings Corp.	72	68,310
Gulliver International Co. Ltd.	10,800	68,346
H2O Retailing Corp.	18,000	157,049
Heiwado Co. Ltd.	5,400	83,641
Hiramatsu Inc.	5,400	39,039
Honeys Co. Ltd.	3,240	35,841
Izumi Co. Ltd.	9,000	217,034
Jin Co. Ltd.	1,800	94,835
Joshin Denki Co. Ltd.	18,000	138,866
K’s Holdings Corp.	9,000	251,706
Kappa Create Co. Ltd.[b]	2,700	46,901
Keiyo Co. Ltd.[a]	9,000	43,050
Kisoji Co. Ltd.	3,600	64,281
Kohnan Shoji Co. Ltd.	5,400	63,586
Komeri Co. Ltd.	5,400	140,007
Konaka Co. Ltd.	3,600	37,328
Kura Corp.	3,600	54,798
Maruetsu Inc. (The)	18,000	55,083
Matsumotokiyoshi Co. Ltd.	5,400	135,836

125

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

Matsuya Co. Ltd.[b]	7,200	$95,976
Ministop Co. Ltd.	3,600	57,971
MOS Food Services Inc.	5,400	96,155
Nishimatsuya Chain Co. Ltd.	10,800	106,422
Nissen Holdings Co. Ltd.	7,200	24,030
Ohsho Food Service Corp.	1,800	51,339
Otsuka Kagu Ltd.	1,800	17,024
Pal Co. Ltd.	1,800	60,876
Paris Miki Holdings Inc.	7,200	37,078
Plenus Co. Ltd.	3,600	58,613
Point Inc.	3,060	136,370
Ringer Hut Co. Ltd.	3,600	48,059
Royal Holdings Co. Ltd.	5,400	77,544
Ryohin Keikaku Co. Ltd.	3,600	269,889
Saint Marc Holdings Co. Ltd.	1,800	84,674
Saizeriya Co. Ltd.	7,200	93,695
Senshukai Co. Ltd.	7,200	57,971
Seria Co. Ltd.	3,600	91,341
Shimachu Co. Ltd.	9,000	225,591
Sugi Holdings Co. Ltd.	7,200	241,010
Sundrug Co. Ltd.	7,200	275,950
Toridoll Corp.	3,600	41,678
TSI Holdings Co. Ltd.	18,000	117,296
Tsuruha Holdings Inc.	3,600	293,063
United Arrows Ltd.	3,600	133,162
Valor Co. Ltd.	7,200	130,060
Watami Co. Ltd.	5,400	91,341
Welcia Holdings Co. Ltd.	1,800	78,079
Xebio Co. Ltd.	5,400	106,155
Yellow Hat Ltd.	3,600	67,989
Yoshinoya Holdings Co. Ltd.	108	115,835
Zensho Holdings Co. Ltd.[a]	14,400	162,004

		7,524,947
SEMICONDUCTORS — 0.61%
Axell Corp.	1,800	31,998
Megachips Corp.	3,600	54,049
Mimasu Semiconductor Industry Co. Ltd.	5,400	49,254
Nippon Chemi-Con Corp.[b]	18,000	65,957
Sanken Electric Co. Ltd.	18,000	94,122
Shindengen Electric Manufacturing Co. Ltd.	18,000	85,566
Shinko Electric Industries Co. Ltd.	14,400	164,999

		545,945
SHIPBUILDING — 0.37%
Mitsui Engineering & Shipbuilding Co. Ltd.	144,000	241,010
Namura Shipbuilding Co. Ltd.	9,000	86,190

		327,200
SOFTWARE — 1.40%
Access Co. Ltd.[b]	54	47,863
Capcom Co. Ltd.	9,000	145,283
Fuji Soft Inc.	3,600	78,257
IT Holdings Corp.	14,448	202,179
Justsystems Corp.[b]	5,400	28,237
NEC Mobiling Ltd.	1,800	98,044
Nihon Unisys Ltd.	10,800	99,363
NSD Co. Ltd.	7,200	75,084
Obic Business Consultants Co. Ltd.	900	52,142
Simplex Technology Inc.	90	33,691

Security	Shares	Value

Square Enix Holdings Co. Ltd.	12,600	$165,213
Systena Corp.	3,600	26,882
Tecmo Koei Holdings Co. Ltd.	7,200	62,178
Trans Cosmos Inc.	5,400	77,651
Zenrin Co. Ltd.	5,400	59,843

		1,251,910
STORAGE & WAREHOUSING — 0.32%
Mitsui-Soko Co. Ltd.	18,000	94,300
Sumitomo Warehouse Co. Ltd. (The)	36,000	195,732

		290,032
TELECOMMUNICATIONS — 0.75%
Denki Kogyo Co. Ltd.	18,000	96,261
Hitachi Kokusai Electric Inc.	18,000	181,471
Japan Radio Co. Ltd.[b]	18,000	64,887
Oki Electric Industry Co. Ltd.[b]	144,000	275,236
T-Gaia Corp.	5,400	48,773

		666,628
TEXTILES — 0.95%
Fujibo Holdings Inc.	18,000	41,891
Kurabo Industries Ltd.	36,000	65,244
Nisshinbo Holdings Inc.	24,000	177,787
Nitto Boseki Co. Ltd.	36,000	114,801
Seiren Co. Ltd.	10,800	69,094
Tokai Corp. (GIFU)	1,800	46,562
Toyobo Co. Ltd.	162,000	267,928
Unitika Ltd.[b]	108,000	62,035

		845,342
TOYS, GAMES & HOBBIES — 0.07%
Tomy Co. Ltd.	14,400	65,458

		65,458
TRANSPORTATION — 2.30%
Daiichi Chuo Kisen Kaisha[b]	36,000	41,713
Fukuyama Transporting Co. Ltd.	36,000	185,749
Hitachi Transport System Ltd.	9,000	147,779
Iino Kaiun Kaisha Ltd.	14,400	81,715
Kawasaki Kisen Kaisha Ltd.	162,000	330,498
Kintetsu World Express Inc.	3,600	139,401
Nippon Konpo Unyu Soko Co. Ltd.	12,600	181,185
NS United Kaiwn Kaisha Ltd.[b]	18,000	27,096
Sankyu Inc.	54,000	202,684
Seino Holdings Co. Ltd.	36,000	279,515
Senko Co. Ltd.[a]	18,000	89,666
Shibusawa Warehouse Co. Ltd. (The)	18,000	73,266
Sotetsu Holdings Inc.	72,000	243,862
Yusen Logistics Co. Ltd.	3,600	34,476

		2,058,605

126

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2013

Security	Shares	Value

VENTURE CAPITAL — 0.22%
JAFCO Co. Ltd.	5,400	$197,336

		197,336

TOTAL COMMON STOCKS
(Cost: $88,342,590)		88,600,562

RIGHTS — 0.01%

DIVERSIFIED FINANCIAL SERVICES — 0.01%
J Trust Co. Ltd.[b]	5,100	13,132

		13,132

TOTAL RIGHTS
(Cost: $0)		13,132

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,092,607	2,092,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	152,651	152,651
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	116,171	116,171

		2,361,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,361,429)		2,361,429

TOTAL INVESTMENTS IN SECURITIES — 101.70%
(Cost: $90,704,019)		90,975,123
Other Assets, Less Liabilities — (1.70)%		(1,522,720)

NET ASSETS — 100.00%		$89,452,403

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

127

Schedule of Investments   (Unaudited)

iSHARES® MSCI MALAYSIA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.28%

AGRICULTURE — 7.83%
British American Tobacco (Malaysia) Bhd	898,600	$18,424,345
Genting Plantations Bhd	1,589,500	4,616,166
IOI Corp. Bhd	20,245,130	33,317,252
Kuala Lumpur Kepong Bhd	3,362,700	22,982,248

		79,340,011
AIRLINES — 0.89%
AirAsia Bhd	8,743,200	9,028,151

		9,028,151
AUTO MANUFACTURERS — 1.69%
UMW Holdings Bhd	3,676,700	17,108,104

		17,108,104
BANKS — 28.69%
Alliance Financial Group Bhd	7,576,200	12,150,279
AMMB Holdings Bhd	11,604,037	27,446,786
CIMB Group Holdings Bhd	31,201,464	83,364,996
Hong Leong Bank Bhd	3,948,440	18,066,757
Malayan Banking Bhd	29,526,620	96,992,898
Public Bank Bhd Foreign	7,415,800	40,345,398
RHB Capital Bhd	4,341,700	12,272,763

		290,639,877
BUILDING MATERIALS — 0.92%
Lafarge Malaysia Bhd	2,672,560	9,313,859

		9,313,859
CHEMICALS — 4.12%
Petronas Chemicals Group Bhd	19,596,700	41,735,470

		41,735,470
DIVERSIFIED FINANCIAL SERVICES — 0.70%
Hong Leong Financial Group Bhd	1,471,200	7,064,039

		7,064,039
ELECTRIC — 5.92%
Tenaga Nasional Bhd	19,463,812	52,443,637
YTL Power International Bhd	15,423,975	7,565,163

		60,008,800
ENGINEERING & CONSTRUCTION — 2.44%
Gamuda Bhd	10,982,800	17,117,433
Malaysia Airports Holdings Bhd	3,837,300	7,602,782

		24,720,215

Security	Shares	Value

ENTERTAINMENT — 0.64%
Berjaya Sports Toto Bhd	4,727,113	$6,498,064

		6,498,064
FOOD — 2.52%
Felda Global Ventures Holdings Bhd	7,664,900	10,907,457
PPB Group Bhd	3,317,666	14,559,618

		25,467,075
GAS — 2.81%
Petronas Gas Bhd	4,155,100	28,478,323

		28,478,323
HEALTH CARE — SERVICES — 1.80%
IHH Healthcare Bhd[a]	14,121,700	18,181,860

		18,181,860
HOLDING COMPANIES — DIVERSIFIED — 9.35%
IJM Corp. Bhd	7,734,940	14,276,817
MMC Corp. Bhd	5,338,300	4,478,729
Sime Darby Bhd	18,920,425	57,512,231
YTL Corp. Bhd	33,795,212	18,429,786

		94,697,563
LODGING — 7.20%
Genting Bhd	14,316,000	46,749,894
Genting Malaysia Bhd	20,782,600	26,154,288

		72,904,182
MEDIA — 1.12%
Astro Malaysia Holdings Bhd	10,902,100	11,362,950

		11,362,950
OIL & GAS — 1.38%
Petronas Dagangan Bhd	1,737,700	14,018,232

		14,018,232
OIL & GAS SERVICES — 3.61%
Sapurakencana Petroleum Bhd[a]	25,149,200	36,518,683

		36,518,683
REAL ESTATE — 1.18%
UEM Land Holdings Bhd[a]	10,611,600	11,984,705

		11,984,705
RETAIL — 0.51%
Parkson Holdings Bhd	4,217,971	5,199,306

		5,199,306

128

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 11.84%
Axiata Group Bhd	17,865,900	$38,914,109
DiGi.Com Bhd	21,767,600	33,364,343
Maxis Bhd	15,749,500	34,355,153
Telekom Malaysia Bhd	7,511,300	13,306,563

		119,940,168
TRANSPORTATION — 2.12%
Bumi Armada Bhd[a]	7,167,600	9,205,243
MISC Bhd[a]	7,814,620	12,305,694

		21,510,937

TOTAL COMMON STOCKS (Cost: $482,434,759)		1,005,720,574

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	569,376	569,376

		569,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $569,376)		569,376

TOTAL INVESTMENTS IN SECURITIES — 99.33% (Cost: $483,004,135)		1,006,289,950
Other Assets, Less Liabilities — 0.67%		6,755,383

NET ASSETS — 100.00%		$1,013,045,333

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

129

Schedule of Investments   (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 103.18%

AIRLINES — 0.41%
Grupo Aeromexico SAB de CVa,b	8,109,636	$10,334,046

		10,334,046
BANKS — 10.88%
Banregio Grupo Financiero SAB de CV	91,759	546,021
Compartamos SAB de CV	18,302,406	29,527,717
Grupo Financiero Banorte SAB de CV Series O	17,260,878	109,977,030
Grupo Financiero Inbursa SAB de CV Series O	28,309,292	64,691,067
Grupo Financiero Santander Mexico SAB de CV Series B	21,986,129	70,615,937

		275,357,772
BEVERAGES — 15.64%
Arca Continental SAB de CV	5,022,029	39,516,630
Coca-Cola FEMSA SAB de CV Series L	3,273,658	47,663,373
Fomento Economico Mexicano SAB de CV BD Units	20,980,810	227,752,079
Grupo Modelo SAB de CV Series Cb	8,976,204	80,704,788

		395,636,870
BUILDING MATERIALS — 6.47%
Cemex SAB de CV CPO[a]	123,318,008	143,495,291
Corporacion Geo SAB de CV Series Ba,b	17,707,228	7,811,211
Desarrolladora Homex SAB de CVa,b	7,402,810	5,919,640
Urbi Desarrollos Urbanos SAB de CVa,b	34,410,089	6,409,661

		163,635,803
CHEMICALS — 2.67%
Mexichem SAB de CV	14,731,274	67,464,209

		67,464,209
COMMERCIAL SERVICES — 0.45%
OHL Mexico SAB de CVa	4,203,600	11,306,227

		11,306,227
DIVERSIFIED FINANCIAL SERVICES — 0.60%
Bolsa Mexicana de Valores SAB de CVb	5,989,287	15,198,855

		15,198,855
ENGINEERING & CONSTRUCTION — 4.00%
Empresas ICA SAB de CVa,b	10,602,088	19,129,065
Grupo Aeroportuario del Centro Norte SAB de CV	4,240,892	14,480,442
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,431,249	28,704,157
Grupo Aeroportuario del Sureste SAB de CV Series B	1,674,075	19,869,990
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	158,950	19,050,157

		101,233,811
FOOD — 3.46%
Gruma SAB de CV Series Ba	1,415,190	6,312,332
Grupo Bimbo SAB de CV Series A	23,101,204	68,111,791

Security	Shares	Value

Grupo Herdez SAB de CV	4,241,044	$13,221,603

		87,645,726
FOREST PRODUCTS & PAPER — 0.04%
Bio Pappel SAB de CVa	446,400	963,382

		963,382
HOLDING COMPANIES — DIVERSIFIED — 5.35%
Alfa SAB de CV Series A	38,316,051	90,066,528
Grupo Carso SAB de CV Series A1	8,630,433	45,154,452

		135,220,980
HOME BUILDERS — 0.46%
Consorcio ARA SAB de CVa	34,930,819	11,706,540

		11,706,540
HOUSEHOLD PRODUCTS & WARES — 2.90%
Kimberly-Clark de Mexico SAB de CV Series A	21,538,854	73,342,545

		73,342,545
IRON & STEEL — 0.76%
Compania Minera Autlan SAB de CV Series B	6,062,664	5,060,627
Grupo Simec SAB de CV Series Ba	3,087,654	14,152,434

		19,213,061
MACHINERY — 0.92%
Industrias CH SAB de CV Series Ba,b	3,273,683	23,299,890

		23,299,890
MEDIA — 6.00%
Grupo Televisa SAB de CV CPO	25,630,897	133,561,571
TV Azteca SAB de CV CPO[b]	25,891,239	18,342,903

		151,904,474
MINING — 9.22%
Grupo Mexico SAB de CV Series B	36,902,486	121,688,627
Industrias Penoles SAB de CV	1,951,143	73,796,002
Minera Frisco SAB de CV Series A1[a]	10,230,003	37,840,323

		233,324,952
PHARMACEUTICALS — 1.09%
Genomma Lab Internacional SAB de CV Series Ba,b	13,057,293	27,639,759

		27,639,759
REAL ESTATE — 0.63%
Corporacion Inmobiliaria Vesta SAB de CV	7,402,849	15,981,959

		15,981,959
REAL ESTATE INVESTMENT TRUSTS — 2.11%
Concentradora Fibra Hotelera Mexicana SA de CV	483,600	993,158
Fibra Uno Administracion SA de CV	12,742,883	44,056,559

130

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2013

Security	Shares	Value

Macquarie Mexico Real Estate Management SA de CV	3,385,200	$8,350,440

		53,400,157
RETAIL — 10.58%
Alsea SAB de CV	8,221,266	22,765,922
Controladora Comercial Mexicana SAB de CV BC Units	7,179,655	26,411,734
El Puerto de Liverpool SA de CV Series C1	3,013,295	35,272,319
Grupo Comercial Chedraui SA de CV	1,934,400	7,174,858
Grupo Famsa SAB de CV Series Aa,b	7,644,238	14,680,007
Wal-Mart de Mexico SAB de CV Series V	54,907,233	161,418,231

		267,723,071
TELECOMMUNICATIONS — 18.54%
America Movil SAB de CV Series L	455,923,218	456,610,799
Axtel SAB de CV CPO[a,b]	36,683,718	12,408,361

		469,019,160

TOTAL COMMON STOCKS (Cost: $2,759,012,146)		2,610,553,249

SHORT-TERM INVESTMENTS — 3.00%

MONEY MARKET FUNDS — 3.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	69,422,120	69,422,120
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	5,064,196	5,064,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,497,567	1,497,567

		75,983,883

TOTAL SHORT-TERM INVESTMENTS (Cost: $75,983,883)		75,983,883

TOTAL INVESTMENTS IN SECURITIES — 106.18% (Cost: $2,834,996,029)		2,686,537,132
Other Assets, Less Liabilities — (6.18)%		(156,357,386)

NET ASSETS — 100.00%		$2,530,179,746

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

131

Schedule of Investments   (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.31%

BANKS — 0.00%
SNS REAAL NVa,b,c	68,952	$1

		1
BEVERAGES — 8.86%
D.E Master Blenders 1753 NVa	241,192	3,783,839
Heineken Holding NV	47,012	2,780,429
Heineken NV	109,208	7,613,090

		14,177,358
CHEMICALS — 7.51%
Akzo Nobel NV	114,464	7,311,200
Koninklijke DSM NV	71,832	4,712,431

		12,023,631
COMMERCIAL SERVICES — 1.77%
Brunel International NV	4,234	186,046
Randstad Holding NV	56,648	2,422,721
USG People NV	28,762	219,963

		2,828,730
COMPUTERS — 1.96%
Gemalto NV	37,376	3,129,178

		3,129,178
DIVERSIFIED FINANCIAL SERVICES — 0.13%
BinckBank NV	22,484	206,015

		206,015
ELECTRICAL COMPONENTS & EQUIPMENT — 0.24%
TKH Group NV	14,746	378,012

		378,012
ELECTRONICS — 8.37%
Koninklijke Philips Electronics NV	471,726	13,385,658

		13,385,658
ENGINEERING & CONSTRUCTION — 1.98%
Arcadis NV	27,010	753,132
Grontmij NVa	27,010	117,337
Koninklijke BAM Groep NV	103,076	512,972
Royal Boskalis Westminster NV CVA	34,894	1,383,134
Royal Imtech NVa,b	32,996	396,924

		3,163,499
FOOD — 26.81%
Amsterdam Commodities NV	5,840	115,422

Security	Shares	Value

CSM NV CVA	34,164	$715,952
Koninklijke Ahold NV	471,142	7,647,765
Koninklijke Wessanen NV	34,310	126,238
Nutreco NV	32,120	1,378,079
Unilever NV CVA	805,336	32,913,564

		42,897,020
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Tetragon Financial Group Ltd.	56,648	623,128

		623,128
INSURANCE — 15.63%
AEGON NV	841,398	5,735,776
Delta Lloyd NV	82,782	1,627,520
ING Groep NV CVA[a]	1,881,940	17,638,805

		25,002,101
LEISURE TIME — 0.09%
Accell Group NV	8,614	146,245

		146,245
MACHINERY — 0.06%
Kendrion NV	3,796	100,852

		100,852
MANUFACTURING — 0.77%
Aalberts Industries NV	42,194	959,147
Koninklijke Ten Cate NV	11,388	279,607

		1,238,754
MEDIA — 5.26%
Reed Elsevier NV	324,120	5,326,354
Wolters Kluwer NV	141,036	3,085,371

		8,411,725
METAL FABRICATE & HARDWARE — 0.07%
AMG Advanced Metallurgical Group NVa	12,264	107,937

		107,937
OIL & GAS SERVICES — 2.26%
Fugro NV CVA	33,434	1,984,319
SBM Offshore NVa	89,060	1,634,949

		3,619,268
REAL ESTATE INVESTMENT TRUSTS — 2.03%
Corio NV	31,244	1,397,791
Eurocommercial Properties NV	15,768	624,708
Nieuwe Steen Investments NV	25,550	178,809
VastNed Retail NV	8,322	368,157
Wereldhave NV	9,490	674,602

		3,244,067

132

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2013

Security	Shares	Value

SEMICONDUCTORS — 8.63%
ASM International NV	22,922	$819,317
ASML Holding NV	155,052	12,912,878
BE Semiconductor Industries NV	7,300	70,445

		13,802,640
SOFTWARE — 0.39%
TomTom NVa,b	45,698	240,511
Unit4 NV	10,804	380,854

		621,365
TELECOMMUNICATIONS — 3.70%
Koninklijke KPN NVb	1,540,154	2,974,099
Ziggo NV	81,614	2,951,031

		5,925,130
TRANSPORTATION — 2.40%
PostNL NVa,b	208,488	568,772
Royal Vopak NV	32,850	1,979,672
TNT Express NV	168,484	1,295,502

		3,843,946

TOTAL COMMON STOCKS (Cost: $171,225,110)		158,876,260

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	1,163,899	1,163,899
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	84,904	84,904
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	14,163	14,163

		1,262,966

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,262,966)		1,262,966

TOTAL INVESTMENTS IN SECURITIES — 100.10% (Cost: $172,488,076)		160,139,226
Other Assets, Less Liabilities — (0.10)%		(154,265)

NET ASSETS — 100.00%		$159,984,961

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

133

Schedule of Investments   (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.19%

AUSTRALIA — 62.29%
AGL Energy Ltd.	1,417,547	$19,570,650
ALS Ltd.	890,884	8,618,221
Alumina Ltd.[a]	6,506,453	6,456,393
Amcor Ltd.	3,117,245	29,647,487
AMP Ltd.	7,600,814	37,748,104
APA Group	2,114,010	13,072,903
Asciano Ltd.	2,552,377	12,357,809
ASX Ltd.	461,856	16,560,882
Aurizon Holdings Ltd.	5,168,712	21,308,657
Australia and New Zealand Banking Group Ltd.	6,763,134	178,573,582
Bendigo and Adelaide Bank Ltd.	1,120,114	10,610,221
BGP Holdings PLC[a,b]	27,004,595	350
BHP Billiton Ltd.	8,238,979	275,521,284
Boral Ltd.	1,989,207	8,696,612
Brambles Ltd.	4,020,015	35,304,367
Caltex Australia Ltd.	347,241	7,483,979
CFS Retail Property Trust Group	5,372,755	10,353,767
Coca-Cola Amatil Ltd.	1,477,543	18,274,063
Cochlear Ltd.	147,160	9,105,924
Commonwealth Bank of Australia	4,141,139	265,455,338
Computershare Ltd.	1,207,278	12,952,174
Crown Ltd.	1,032,101	12,715,417
CSL Ltd.	1,279,160	73,093,105
Dexus Property Group	12,325,499	12,998,776
Echo Entertainment Group Ltd.	1,977,887	5,594,081
Federation Centres	3,600,326	8,560,493
Flight Centre Ltd.[c]	143,764	5,411,351
Fortescue Metals Group Ltd.	3,980,112	12,783,371
Goodman Group	4,432,346	21,842,485
GPT Group	4,447,062	16,585,481
Harvey Norman Holdings Ltd.	1,394,624	3,356,110
Iluka Resources Ltd.	1,074,551	11,579,735
Incitec Pivot Ltd.	4,219,813	11,813,575
Insurance Australia Group Ltd.	5,381,811	29,307,722
James Hardie Industries SE	1,143,037	10,915,029
Leighton Holdings Ltd.	429,594	7,244,849
Lend Lease Group	1,422,358	13,664,128
Macquarie Group Ltd.	790,702	32,726,546
Metcash Ltd.	2,280,980	8,463,261
Mirvac Group	9,450,785	15,177,071
National Australia Bank Ltd.	6,032,711	167,731,952
Newcrest Mining Ltd.	1,957,511	27,231,835
Orica Ltd.	948,616	20,445,232
Origin Energy Ltd.	2,812,454	36,321,042
Qantas Airways Ltd.[a]	2,870,752	4,389,971
QBE Insurance Group Ltd.	3,077,342	47,235,920
Ramsay Health Care Ltd.	338,185	11,208,797
Rio Tinto Ltd.	1,118,982	59,198,415
Santos Ltd.	2,468,326	30,953,912
Seek Ltd.	787,589	7,717,130
Sonic Healthcare Ltd.	970,124	13,235,411
SP AusNet	4,316,033	4,986,285
Stockland Corp. Ltd.	5,693,111	19,922,682
Suncorp Group Ltd.	3,323,552	39,735,091
Sydney Airport	561,755	1,965,826
Tabcorp Holdings Ltd.	1,923,551	6,067,432

Security	Shares	Value

Tatts Group Ltd.	3,569,196	$10,984,511
Telstra Corp. Ltd.	11,211,045	50,948,303
Toll Holdings Ltd.	1,777,240	8,264,053
Transurban Group	3,590,421	23,820,822
Treasury Wine Estates Ltd.	1,666,870	9,716,516
Wesfarmers Ltd.	2,586,054	97,290,821
Westfield Group	5,463,032	60,338,083
Westfield Retail Trust	7,793,537	23,013,920
Westpac Banking Corp.	7,957,394	216,973,021
Whitehaven Coal Ltd.[c]	1,396,605	3,052,908
Woodside Petroleum Ltd.	1,691,208	58,355,817
Woolworths Ltd.	3,190,542	100,944,739
WorleyParsons Ltd.	533,172	10,586,508

		2,484,142,308
HONG KONG — 23.33%
AAC Technologies Holdings Inc.	1,839,500	10,438,241
AIA Group Ltd.	30,903,614	137,543,137
ASM Pacific Technology Ltd.	566,000	6,737,054
Bank of East Asia Ltd. (The)	3,169,720	12,412,981
BOC Hong Kong (Holdings) Ltd.	9,622,000	32,103,081
Cathay Pacific Airways Ltd.[c]	3,113,000	5,806,699
Cheung Kong (Holdings) Ltd.	3,679,000	52,037,177
Cheung Kong Infrastructure Holdings Ltd.	1,415,000	9,843,098
CLP Holdings Ltd.	4,528,000	38,234,967
First Pacific Co. Ltd.[c]	5,660,000	7,524,501
Galaxy Entertainment Group Ltd.[a,c]	5,377,000	28,122,095
Hang Lung Properties Ltd.[c]	5,660,736	19,907,520
Hang Seng Bank Ltd.	1,981,000	31,898,928
Henderson Land Development Co. Ltd.	2,547,056	17,947,643
HKT Trust and HKT Ltd.	5,660,000	6,445,406
Hong Kong and China Gas Co. Ltd. (The)[c]	13,301,097	37,695,694
Hong Kong Exchanges and Clearing Ltd.[c]	2,870,000	48,358,324
Hopewell Holdings Ltd.	1,556,500	5,624,237
Hutchison Whampoa Ltd.	5,377,000	57,283,184
Hysan Development Co. Ltd.[c]	1,698,000	7,568,249
Kerry Properties Ltd.	1,698,000	6,890,169
Li & Fung Ltd.[c]	15,283,200	21,341,512
Link REIT (The)	5,943,000	30,737,807
MGM China Holdings Ltd.[c]	2,377,200	6,354,267
MTR Corp. Ltd.	3,820,500	15,109,155
New World Development Co. Ltd.	9,622,941	15,371,318
NWS Holdings Ltd.	3,679,000	6,426,449
Orient Overseas International Ltd.	566,000	3,569,034
PCCW Ltd.[c]	10,188,000	4,842,804
Power Assets Holdings Ltd.	3,537,500	31,147,025
Sands China Ltd.	6,226,000	33,043,644
Shangri-La Asia Ltd.	3,963,000	7,341,158
Sino Land Co. Ltd.	7,924,800	11,821,660
SJM Holdings Ltd.[c]	5,094,000	13,911,578
Sun Hung Kai Properties Ltd.	3,962,000	52,671,510
Swire Pacific Ltd. Class A	1,698,000	21,589,195
Swire Properties Ltd.	2,999,800	9,390,315
Wharf (Holdings) Ltd. (The)	3,962,600	35,272,796
Wheelock and Co. Ltd.	2,264,000	12,686,659
Wynn Macau Ltd.[c]	3,962,000	11,764,325
Yue Yuen Industrial (Holdings) Ltd.[c]	1,839,500	5,379,071

		930,193,667
NEW ZEALAND — 0.89%
Auckland International Airport Ltd.	2,594,544	6,227,356

134

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2013

Security	Shares	Value

Contact Energy Ltd.	944,371	$3,885,693
Fletcher Building Ltd.	1,781,768	11,891,941
SKYCITY Entertainment Group Ltd.	1,476,977	4,934,736
Telecom Corp. of New Zealand Ltd.	4,721,006	8,696,063

		35,635,789
SINGAPORE — 12.68%
Ascendas REIT	5,377,813	9,865,596
CapitaCommercial Trust[c]	5,094,000	6,122,548
CapitaLand Ltd.	6,509,000	17,808,200
CapitaMall Trust Management Ltd.	5,943,000	10,103,546
CapitaMalls Asia Ltd.	3,396,000	5,155,830
City Developments Ltd.[c]	1,132,000	9,649,278
ComfortDelGro Corp. Ltd.	4,811,000	7,247,029
DBS Group Holdings Ltd.	4,383,000	59,472,803
Genting Singapore PLC	15,565,400	17,846,701
Global Logistic Properties Ltd.[c]	7,924,000	17,669,458
Golden Agri-Resources Ltd.	18,678,987	8,492,798
Hutchison Port Holdings Trust[c]	13,301,000	10,507,790
Jardine Cycle & Carriage Ltd.[c]	283,000	10,461,590
Keppel Corp. Ltd.	3,679,200	30,605,451
Keppel Land Ltd.[c]	1,698,000	5,008,137
Noble Group Ltd.	10,471,708	8,611,534
Olam International Ltd.[c]	3,679,600	5,091,764
Oversea-Chinese Banking Corp. Ltd.[c]	6,792,600	55,483,776
SembCorp Industries Ltd.	2,547,240	9,809,085
SembCorp Marine Ltd.[c]	2,264,200	7,770,235
Singapore Airlines Ltd.[c]	1,415,800	12,023,637
Singapore Exchange Ltd.	2,264,000	13,247,618
Singapore Press Holdings Ltd.[c]	3,833,517	12,943,595
Singapore Technologies Engineering Ltd.	3,962,000	12,813,490
Singapore Telecommunications Ltd.	20,376,328	60,420,852
StarHub Ltd.	1,698,000	5,384,082
United Overseas Bank Ltd.[c]	3,203,000	54,250,789
UOL Group Ltd.	1,132,000	5,988,281
Wilmar International Ltd.	4,811,000	12,401,740
Yangzijiang Shipbuilding[c]	4,811,000	3,347,709

		505,604,942

TOTAL COMMON STOCKS (Cost: $3,425,584,807)		3,955,576,706

RIGHTS — 0.00%

HONG KONG — 0.00%
Hopewell Holdings Ltd.[a]	65,120	—

		—

TOTAL RIGHTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.80%

MONEY MARKET FUNDS — 1.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	65,427,363	65,427,363

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	4,772,787	$4,772,787
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,467,578	1,467,578

		71,667,728

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,667,728)		71,667,728

TOTAL INVESTMENTS IN SECURITIES — 100.99% (Cost: $3,497,252,535)		4,027,244,434
Other Assets, Less Liabilities — (0.99)%		(39,451,229)

NET ASSETS — 100.00%		$3,987,793,205

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

135

Schedule of Investments   (Unaudited)

iSHARES® MSCI SINGAPORE ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.61%

AGRICULTURE — 1.66%
Golden Agri-Resources Ltd.	55,500,628	$25,234,540

		25,234,540
AIRLINES — 2.49%
Singapore Airlines Ltd.	4,440,467	37,710,525

		37,710,525
BANKS — 33.82%
DBS Group Holdings Ltd.	13,320,500	180,745,487
Oversea-Chinese Banking Corp. Ltd.	19,980,000	163,201,992
United Overseas Bank Ltd.	9,990,000	169,205,551

		513,153,030
DISTRIBUTION & WHOLESALE — 2.71%
Jardine Cycle & Carriage Ltd.	1,110,000	41,033,092

		41,033,092
DIVERSIFIED FINANCIAL SERVICES — 2.57%
Singapore Exchange Ltd.[a]	6,660,000	38,970,466

		38,970,466
ENGINEERING & CONSTRUCTION — 4.34%
SembCorp Industries Ltd.	7,770,000	29,921,243
Singapore Technologies Engineering Ltd.	11,100,000	35,898,470

		65,819,713
ENTERTAINMENT — 3.52%
Genting Singapore PLC	46,620,400	53,453,193

		53,453,193
FOOD — 3.46%
Olam International Ltd.[a]	11,100,000	15,359,981
Wilmar International Ltd.	14,430,000	37,197,485

		52,557,466
HOLDING COMPANIES — DIVERSIFIED — 6.61%
Keppel Corp. Ltd.	8,880,100	73,869,175
Noble Group Ltd.	32,190,999	26,472,652

		100,341,827
LODGING — 1.87%
City Developments Ltd.	3,330,000	28,385,245

		28,385,245

Security	Shares	Value

MEDIA — 2.74%
Singapore Press Holdings Ltd.[a]	12,294,000	$41,509,809

		41,509,809
REAL ESTATE — 10.07%
CapitaLand Ltd.	18,870,000	51,627,091
CapitaMalls Asia Ltd.	9,990,000	15,166,884
Global Logistic Properties Ltd.[a]	23,310,000	51,978,176
Keppel Land Ltd.	5,550,000	16,369,351
UOL Group Ltd.	3,330,000	17,615,704

		152,757,206
REAL ESTATE INVESTMENT TRUSTS — 5.10%
Ascendas REIT	15,540,335	28,508,739
CapitaCommercial Trust[a]	15,540,000	18,677,737
CapitaMall Trust Management Ltd.	17,760,800	30,194,694

		77,381,170
SHIPBUILDING — 2.17%
SembCorp Marine Ltd.[a]	6,660,000	22,855,652
Yangzijiang Shipbuilding[a]	14,430,000	10,041,039

		32,896,691
TELECOMMUNICATIONS — 12.86%
Singapore Telecommunications Ltd.	61,050,568	181,030,032
StarHub Ltd.	4,440,000	14,078,520

		195,108,552
TRANSPORTATION — 3.62%
ComfortDelGro Corp. Ltd.	15,540,000	23,408,611
Hutchison Port Holdings Trust[a]	39,960,000	31,568,400

		54,977,011

TOTAL COMMON STOCKS (Cost: $1,380,154,436)		1,511,289,536

SHORT-TERM INVESTMENTS — 6.65%

MONEY MARKET FUNDS — 6.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	93,173,821	93,173,821
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[b,c,d]	6,796,832	6,796,832

136

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	903,642	$903,642

		100,874,295

TOTAL SHORT-TERM INVESTMENTS (Cost: $100,874,295)		100,874,295

TOTAL INVESTMENTS IN SECURITIES — 106.26% (Cost: $1,481,028,731)		1,612,163,831
Other Assets, Less Liabilities — (6.26)%		(94,963,447)

NET ASSETS — 100.00%		$1,517,200,384

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
107	SGX MSCI Singapore Index (Jun. 2013)	Singapore	$6,244,099	$(208,137)

See accompanying notes to schedules of investments.

137

Schedule of Investments   (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

BANKS — 12.49%
Absa Group Ltd.	612,263	$9,094,705
African Bank Investments Ltd.[a]	1,381,420	2,197,144
FirstRand Ltd.	5,874,309	17,226,284
Nedbank Group Ltd.	384,573	6,945,041
Standard Bank Group Ltd.	2,282,596	25,381,465

		60,844,639
BUILDING MATERIALS — 0.64%
PPC Ltd.	974,811	3,134,783

		3,134,783
CHEMICALS — 9.62%
Sasol Ltd.	1,040,669	46,858,165

		46,858,165
COAL — 0.82%
Exxaro Resources Ltd.	252,308	3,977,336

		3,977,336
DIVERSIFIED FINANCIAL SERVICES — 1.78%
Investec Ltd.	476,776	3,412,398
RMB Holdings Ltd.	1,337,171	5,289,002

		8,701,400
FOOD — 5.67%
Shoprite Holdings Ltd.	810,683	14,201,005
SPAR Group Ltd. (The)	327,342	3,939,590
Tiger Brands Ltd.	308,362	9,482,827

		27,623,422
FOREST PRODUCTS & PAPER — 0.53%
Sappi Ltd.[b]	1,025,720	2,600,051

		2,600,051
HEALTH CARE — PRODUCTS — 2.37%
Aspen Pharmacare Holdings Ltd.[b]	560,956	11,570,702

		11,570,702
HEALTH CARE — SERVICES — 2.19%
Life Healthcare Group Holdings Ltd.	1,776,934	6,461,418
Netcare Ltd.	1,806,794	4,202,786

		10,664,204
HOLDING COMPANIES — DIVERSIFIED — 9.55%
Barloworld Ltd.	415,750	3,583,970
Bidvest Group Ltd.	558,778	14,411,943

Security	Shares	Value

Imperial Holdings Ltd.	358,153	$7,509,651
Remgro Ltd.	911,412	17,927,901
RMI Holdings Ltd.	1,266,525	3,082,038

		46,515,503
HOME FURNISHINGS — 1.27%
Steinhoff International Holdings Ltd.[b]	2,434,898	6,172,111

		6,172,111
INSURANCE — 5.77%
Discovery Ltd.	560,624	4,514,083
Liberty Holdings Ltd.	216,874	2,714,226
MMI Holdings Ltd.	2,081,695	4,933,285
Sanlam Ltd.	3,381,518	15,933,194

		28,094,788
IRON & STEEL — 1.61%
Kumba Iron Ore Ltd.	152,528	7,854,023

		7,854,023
MEDIA — 11.37%
Naspers Ltd. Class N	747,843	55,393,052

		55,393,052
MINING — 9.78%
African Rainbow Minerals Ltd.	204,154	3,652,946
Anglo American Platinum Ltd.[b]	127,723	4,177,128
AngloGold Ashanti Ltd.	726,402	13,145,604
Assore Ltd.	66,118	2,343,041
Gold Fields Ltd.	1,382,360	8,442,774
Harmony Gold Mining Co. Ltd.	742,101	3,082,820
Impala Platinum Holdings Ltd.	1,018,021	10,726,929
Northam Platinum Ltd.[b]	579,820	2,068,614

		47,639,856
OFFICE & BUSINESS EQUIPMENT — 0.50%
Reunert Ltd.	342,140	2,424,289

		2,424,289
PACKAGING & CONTAINERS — 0.80%
Nampak Ltd.	1,122,954	3,896,948

		3,896,948
REAL ESTATE — 2.70%
Growthpoint Properties Ltd.	3,181,135	8,028,929
Redefine Properties Ltd.	5,240,641	5,126,162

		13,155,091
RETAIL — 6.82%
Foschini Group Ltd. (The)	387,261	4,070,961
Massmart Holdings Ltd.	205,457	4,004,264
Mr. Price Group Ltd.	452,053	5,757,303
Pick n Pay Stores Ltd.	455,035	1,845,516
Truworths International Ltd.	833,057	7,204,549

138

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2013

Security	Shares	Value

Woolworths Holdings Ltd.	1,434,559	$10,348,761

		33,231,354
TELECOMMUNICATIONS — 13.59%
MTN Group Ltd.	3,211,279	58,353,518
Vodacom Group Ltd.	704,699	7,849,253

		66,202,771

TOTAL COMMON STOCKS (Cost: $557,530,812)		486,554,488

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,525,562	1,525,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	111,287	111,287
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	348,824	348,824

		1,985,673

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,985,673)		1,985,673

TOTAL INVESTMENTS IN SECURITIES — 100.28% (Cost: $559,516,485)		488,540,161
Other Assets, Less Liabilities — (0.28)%		(1,353,391)

NET ASSETS — 100.00%		$487,186,770

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

139

Schedule of Investments   (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.22%

ADVERTISING — 0.47%
Cheil Worldwide Inc.[a]	678,050	$15,935,405

		15,935,405
AEROSPACE & DEFENSE — 0.72%
Korea Aerospace Industries Ltd.[b]	312,080	8,163,197
Samsung Techwin Co. Ltd.[b]	270,353	16,225,488

		24,388,685
AGRICULTURE — 1.48%
KT&G Corp.	709,532	49,994,465

		49,994,465
AIRLINES — 0.28%
Korean Air Lines Co. Ltd.[a]	285,250	9,317,274

		9,317,274
AUTO MANUFACTURERS — 7.88%
Hyundai Motor Co.	955,225	179,680,723
Kia Motors Corp.	1,660,890	87,183,125

		266,863,848
AUTO PARTS & EQUIPMENT — 4.60%
Halla Visteon Climate Control Corp.	273,860	8,060,410
Hankook Tire Co. Ltd.	512,101	23,934,613
Hyundai Mobis Co. Ltd.[b]	426,725	107,653,913
Hyundai Wia Corp.	110,863	16,241,326

		155,890,262
BANKS — 0.42%
Industrial Bank of Korea	1,287,250	14,300,246

		14,300,246
BEVERAGES — 0.18%
Hite Jinro Co. Ltd.	222,530	6,264,012

		6,264,012
CHEMICALS — 3.73%
Hanwha Chemical Corp.	671,282	10,725,538
KCC Corp.	34,872	10,603,286
LG Chem Ltd.	292,993	70,933,509
Lotte Chemical Corp.	129,924	19,033,745
OCI Co. Ltd.[b]	114,534	15,004,897

		126,300,975

Security	Shares	Value

COMMERCIAL SERVICES — 0.25%
S1 Corp.	146,333	$8,445,527

		8,445,527
COMPUTERS — 0.44%
SK C&C Co. Ltd.	163,656	14,848,845

		14,848,845
COSMETICS & PERSONAL CARE — 1.80%
AmorePacific Corp.[b]	22,540	18,395,928
AmorePacific Group	23,821	8,213,048
LG Household & Health Care Ltd.[b]	61,939	34,212,566

		60,821,542
DISTRIBUTION & WHOLESALE — 2.12%
Daewoo International Corp.[b]	347,313	11,190,752
Hanwha Corp.	359,590	10,090,292
Samsung C&T Corp.	803,889	43,691,940
SK Networks Co. Ltd.	1,128,710	6,993,866

		71,966,850
DIVERSIFIED FINANCIAL SERVICES — 10.57%
BS Financial Group Inc.	925,412	12,860,909
Daewoo Securities Co. Ltd.	1,269,757	12,532,345
DGB Financial Group Inc.	702,140	10,534,897
Hana Financial Group Inc.	1,786,438	60,407,127
Hyundai Securities Co. Ltd.	1,047,187	7,230,290
KB Financial Group Inc.	2,251,792	73,651,159
Korea Investment Holdings Co. Ltd.	308,834	12,301,965
Mirae Asset Securities Co. Ltd.	226,912	9,540,869
Samsung Card Co. Ltd.	337,200	11,208,162
Samsung Securities Co. Ltd.	422,201	19,134,895
Shinhan Financial Group Co. Ltd.	2,515,697	90,299,649
Woori Finance Holdings Co. Ltd.	2,509,200	26,542,392
Woori Investment & Securities Co. Ltd.	1,054,658	11,669,669

		357,914,328
ELECTRIC — 1.16%
Korea Electric Power Corp.[a]	1,661,470	39,415,239

		39,415,239
ELECTRICAL COMPONENTS & EQUIPMENT — 1.93%
LG Electronics Inc.	685,421	49,266,341
LG Innotek Co. Ltd.[a,b]	96,615	9,022,645
LS Industrial Systems Co. Ltd.	132,213	7,139,057

		65,428,043
ELECTRONICS — 2.25%
LG Display Co. Ltd.[a]	1,506,112	41,929,028
Samsung Electro-Mechanics Co. Ltd.	392,725	34,346,490

		76,275,518

140

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2013

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 2.10%
Daelim Industrial Co. Ltd.[b]	165,390	$13,908,162
Daewoo Engineering & Construction Co. Ltd.[a,b]	931,304	6,504,372
GS Engineering & Construction Corp.[b]	272,858	8,115,454
Hyundai Engineering & Construction Co. Ltd.[b]	471,073	25,603,153
Samsung Engineering Co. Ltd.[b]	201,562	17,074,872

		71,206,013
ENVIRONMENTAL CONTROL — 0.57%
Coway Co. Ltd.	389,773	19,148,802

		19,148,802
FOOD — 1.40%
CJ CheilJedang Corp.[b]	55,504	14,542,962
Lotte Confectionery Co. Ltd.	5,991	9,280,561
ORION Corp.	24,428	23,526,303

		47,349,826
GAS — 0.26%
Korea Gas Corp.	178,928	8,806,229

		8,806,229
HOLDING COMPANIES — DIVERSIFIED — 0.63%
CJ Corp.	111,797	12,419,690
LS Corp.	141,038	8,839,064

		21,258,754
HOME BUILDERS — 0.33%
Hyundai Development Co.[b]	469,839	11,229,223

		11,229,223
HOME FURNISHINGS — 1.14%
LG Corp.	622,447	38,734,199

		38,734,199
INSURANCE — 3.61%
Dongbu Insurance Co. Ltd.	322,239	14,262,149
Hanwha Life Insurance Co. Ltd.	1,633,720	10,108,615
Hyundai Marine & Fire Insurance Co. Ltd.	476,500	13,729,375
Samsung Fire & Marine Insurance Co. Ltd.	231,457	46,918,344
Samsung Life Insurance Co. Ltd.	399,613	37,318,909

		122,337,392
INTERNET — 2.53%
NCsoft Corp.[b]	111,695	15,522,807
NHN Corp.	260,175	70,242,874

		85,765,681
IRON & STEEL — 4.14%
Hyundai Steel Co.	371,777	23,727,646

Security	Shares	Value

POSCO	408,609	$116,466,405

		140,194,051
LODGING — 0.61%
Kangwon Land Inc.	675,502	20,778,697

		20,778,697
MACHINERY — 0.71%
Doosan Heavy Industries & Construction Co. Ltd.	353,936	14,740,806
Doosan Infracore Co. Ltd.[a,b]	797,020	9,206,968

		23,947,774
MANUFACTURING — 1.12%
Cheil Industries Inc.	252,202	20,494,064
Doosan Corp.	65,846	8,276,650
Kumho Petro Chemical Co. Ltd.[b]	108,563	9,167,841

		37,938,555
METAL FABRICATE & HARDWARE — 0.53%
Hyosung Corp.	184,302	9,723,289
Hyundai Hysco Co. Ltd.	264,156	8,137,230

		17,860,519
MINING — 0.50%
Korea Zinc Co. Ltd.[b]	58,733	17,000,700

		17,000,700
OIL & GAS — 3.52%
GS Holdings Corp.	352,172	17,301,537
S-Oil Corp.	302,991	23,494,743
SK Holdings Co. Ltd.	174,092	27,430,624
SK Innovation Co. Ltd.	384,583	50,894,183

		119,121,087
PHARMACEUTICALS — 0.73%
Celltrion Inc.[b]	421,519	14,029,490
Yuhan Corp.	65,329	10,727,210

		24,756,700
RETAIL — 2.21%
E-Mart Co. Ltd.	140,364	24,663,410
Hyundai Department Store Co. Ltd.	110,393	15,439,580
Lotte Shopping Co. Ltd.	75,021	24,272,086
Shinsegae Co. Ltd.	54,489	10,514,829

		74,889,905
SEMICONDUCTORS — 25.53%
Samsung Electronics Co. Ltd.	566,598	771,379,768
SK Hynix Inc.[a,b]	3,281,190	93,524,226

		864,903,994

141

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2013

Security	Shares	Value

SHIPBUILDING — 3.10%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	695,282	$15,848,023
Hyundai Heavy Industries Co. Ltd.	269,147	47,172,795
Hyundai Mipo Dockyard Co. Ltd.[b]	90,680	11,037,001
Samsung Heavy Industries Co. Ltd.	1,062,080	31,071,739

		105,129,558
TELECOMMUNICATIONS — 2.07%
KT Corp.	267,432	9,161,387
LG Uplus Corp.[a]	1,728,635	17,903,009
Samsung SDI Co. Ltd.	227,501	28,898,286
SK Telecom Co. Ltd.	76,286	14,147,045

		70,109,727
TRANSPORTATION — 0.60%
Hyundai Glovis Co. Ltd.[b]	93,979	15,431,623
Hyundai Merchant Marine Co. Ltd.[a,b]	465,234	4,838,895

		20,270,518

TOTAL COMMON STOCKS (Cost: $1,843,714,048)		3,327,108,968

PREFERRED STOCKS — 1.43%

AUTO MANUFACTURERS — 1.08%
Hyundai Motor Co. Ltd.	181,928	14,896,291
Hyundai Motor Co. Ltd. Series 2	265,893	21,889,040

		36,785,331
CHEMICALS — 0.23%
LG Chem Ltd.	72,548	7,898,915

		7,898,915
SEMICONDUCTORS — 0.12%
Samsung Electronics Co. Ltd.	4,526	3,966,310

		3,966,310

TOTAL PREFERRED STOCKS (Cost: $25,749,112)		48,650,556

SHORT-TERM INVESTMENTS — 2.83%

MONEY MARKET FUNDS — 2.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	84,477,157	84,477,157
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	6,162,429	6,162,429

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,238,139	$5,238,139

		95,877,725

TOTAL SHORT-TERM INVESTMENTS (Cost: $95,877,725)		95,877,725

TOTAL INVESTMENTS IN SECURITIES — 102.48% (Cost: $1,965,340,885)		3,471,637,249
Other Assets, Less Liabilities — (2.48)%		(84,120,250)

NET ASSETS — 100.00%		$3,387,516,999

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

142

Schedule of Investments   (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.54%

AIRLINES — 2.27%
International Consolidated Airlines Group SAa	1,738,364	$7,344,518

		7,344,518
BANKS — 40.45%
Banco Bilbao Vizcaya Argentaria SA	4,189,000	39,343,554
Banco de Sabadell SAb	4,026,410	7,592,520
Banco Popular Espanol SAa	9,747,732	8,135,691
Banco Santander SA	8,834,104	63,427,448
Bankia SAa,b	5,579,180	6,362,943
CaixaBank	1,728,566	6,227,815

		131,089,971
COMMERCIAL SERVICES — 3.00%
Abertis Infraestructuras SA	541,446	9,736,281

		9,736,281
ELECTRIC — 7.18%
Iberdrola SA	2,648,158	14,321,788
Red Electrica Corporacion SA	168,270	8,941,194

		23,262,982
ENGINEERING & CONSTRUCTION — 6.74%
Acciona SAb	78,810	4,911,294
Actividades de Construcciones y Servicios SA	258,156	7,243,444
Ferrovial SA	598,388	9,678,374

		21,833,112
FOOD — 2.48%
Distribuidora Internacional de Alimentacion SA	1,022,258	8,040,492

		8,040,492
GAS — 5.68%
Enagas SA	320,636	8,024,159
Gas Natural SDG SA	500,550	10,372,917

		18,397,076
INSURANCE — 1.92%
Mapfre SA	1,719,620	6,215,642

		6,215,642
MACHINERY — 1.70%
Zardoya Otis SA	405,552	5,497,727

		5,497,727

Security	Shares	Value

OIL & GAS — 4.42%
Repsol SA	627,356	$14,334,130

		14,334,130
PHARMACEUTICALS — 2.67%
Grifols SAa	236,714	8,668,106

		8,668,106
RETAIL — 4.38%
Industria de Diseno Textil SA	114,452	14,212,960

		14,212,960
SOFTWARE — 4.16%
Amadeus IT Holding SA Class A	442,614	13,483,119

		13,483,119
TELECOMMUNICATIONS — 13.49%
Telefonica SAa	3,183,640	43,735,569

		43,735,569

TOTAL COMMON STOCKS
(Cost: $361,905,456)		325,851,685

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	7,866,285	7,866,285
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	573,829	573,829
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	121,917	121,917

		8,562,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,562,031)		8,562,031

TOTAL INVESTMENTS IN SECURITIES — 103.18%
(Cost: $370,467,487)		334,413,716
Other Assets, Less Liabilities — (3.18)%		(10,307,246)

NET ASSETS — 100.00%		$324,106,470

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

143

Schedule of Investments   (Unaudited)

iSHARES® MSCI SWEDEN ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AGRICULTURE — 1.87%
Swedish Match AB	214,935	$7,450,131

		7,450,131
AUTO MANUFACTURERS — 7.87%
Scania AB Class B	343,252	7,699,545
Volvo AB Class B	1,600,662	23,575,268

		31,274,813
BANKS — 23.76%
Nordea Bank AB	2,831,990	35,021,751
Skandinaviska Enskilda Banken AB Class A	1,652,665	17,304,872
Svenska Handelsbanken AB Class A	536,130	23,108,356
Swedbank AB Class A	795,662	19,056,626

		94,491,605
COMMERCIAL SERVICES — 0.77%
Securitas AB Class B	334,236	3,062,280

		3,062,280
ENGINEERING & CONSTRUCTION — 1.80%
Skanska AB Class B	401,051	7,143,740

		7,143,740
FOREST PRODUCTS & PAPER — 3.85%
Svenska Cellulosa AB Class B	614,215	15,293,002

		15,293,002
HAND & MACHINE TOOLS — 4.03%
Sandvik AB	1,137,787	16,038,911

		16,038,911
HEALTH CARE — PRODUCTS — 3.05%
Elekta AB Class B	386,239	5,874,645
Getinge AB Class B	208,656	6,240,531

		12,115,176
HOLDING COMPANIES — DIVERSIFIED — 6.12%
Industrivarden AB Class C	143,934	2,498,869
Investment AB Kinnevik Class B	220,570	5,870,142
Investor AB Class B	488,474	14,109,675
Ratos AB Class B	216,062	1,869,048

		24,347,734
HOME FURNISHINGS — 1.74%
Electrolux AB Class B	256,312	6,933,188

		6,933,188

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.62%
Husqvarna AB Class B	433,573	$2,472,808

		2,472,808
MACHINERY — 9.09%
Atlas Copco AB Class A	709,044	18,859,482
Atlas Copco AB Class B	416,346	9,890,332
Hexagon AB Class B	253,092	7,394,383

		36,144,197
MANUFACTURING — 1.86%
Alfa Laval AB	338,100	7,380,519

		7,380,519
METAL FABRICATE & HARDWARE — 6.15%
Assa Abloy AB Class B	353,395	14,264,462
SKF AB Class B	418,761	10,206,000

		24,470,462
MINING — 1.08%
Boliden AB	297,689	4,283,730

		4,283,730
OIL & GAS — 1.23%
Lundin Petroleum ABa,b	234,899	4,897,999

		4,897,999
RETAIL — 8.61%
Hennes & Mauritz AB Class B	998,361	34,244,969

		34,244,969
TELECOMMUNICATIONS — 16.42%
Millicom International Cellular SA SDR	66,171	5,291,092
Tele2 AB Class B	333,109	4,159,477
Tele2 AB Class B Redemption[a]	338,583	1,421,162
Telefonaktiebolaget LM Ericsson Class B	3,205,832	37,715,671
TeliaSonera AB	2,493,246	16,717,914

		65,305,316

TOTAL COMMON STOCKS
(Cost: $395,483,958)		397,350,580

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	116,430	116,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,493	8,493

144

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	31,433	$31,433

		156,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,356)		156,356

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $395,640,314)		397,506,936
Other Assets, Less Liabilities — 0.04%		178,661

NET ASSETS — 100.00%		$397,685,597

SDR  —   Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

145

Schedule of Investments   (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.12%

BANKS — 9.38%
Banque Cantonale Vaudoise Registered	7,453	$3,867,856
Credit Suisse Group AG Registered	1,428,920	42,811,015
UBS AG Registered[a]	2,439,958	43,251,027

		89,929,898
BUILDING MATERIALS — 3.98%
Geberit AG Registered	46,517	11,595,317
Holcim Ltd. Registered[a]	247,491	19,265,921
Sika AG Bearer	2,948	7,268,620

		38,129,858
CHEMICALS — 6.26%
EMS-Chemie Holding AG Registered	15,420	4,579,721
Givaudan SA Registered[a]	10,023	12,941,327
Lonza Group AG Registered[a]	86,609	6,448,742
Syngenta AG Registered	92,006	36,050,704

		60,020,494
COMMERCIAL SERVICES — 2.42%
Adecco SA Registered[a]	166,022	9,308,028
SGS SA Registered	6,168	13,896,640

		23,204,668
DIVERSIFIED FINANCIAL SERVICES — 1.79%
Julius Baer Group Ltd.[a]	270,621	10,716,546
Partners Group Holding AG	25,443	6,453,550

		17,170,096
ENGINEERING & CONSTRUCTION — 4.52%
ABB Ltd. Registered[a]	1,962,195	43,288,525

		43,288,525
FOOD — 19.80%
Aryzta AGa	126,187	7,252,202
Barry Callebaut AG Registered[a]	4,235	3,941,074
Lindt & Spruengli AG Participation Certificates	1,542	5,696,530
Lindt & Spruengli AG Registered	164	6,989,996
Nestle SA Registered	2,509,348	165,921,353

		189,801,155
HAND & MACHINE TOOLS — 1.53%
Schindler Holding AG Participation Certificates	63,222	9,210,542
Schindler Holding AG Registered	38,550	5,471,561

		14,682,103

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.78%
Sonova Holding AG Registered[a]	67,848	$7,459,321

		7,459,321
HOLDING COMPANIES — DIVERSIFIED — 0.44%
Pargesa Holding SA Bearer	59,881	4,162,216

		4,162,216
INSURANCE — 8.17%
Baloise Holding AG Registered	70,932	6,974,191
Swiss Life Holding AG Registered[a]	45,746	7,641,813
Swiss Re AGa	352,347	25,941,346
Zurich Insurance Group AGa	142,635	37,784,303

		78,341,653
MANUFACTURING — 0.68%
Sulzer AG Registered	38,550	6,479,903

		6,479,903
OIL & GAS — 1.96%
Transocean Ltd.	369,823	18,811,026

		18,811,026
PHARMACEUTICALS — 27.63%
Actelion Ltd. Registered[a]	157,798	9,414,272
Novartis AG Registered	1,710,592	123,000,050
Roche Holding AG Genusschein	531,219	132,361,883

		264,776,205
REAL ESTATE — 0.63%
Swiss Prime Site AG Registered[a]	80,441	6,039,781

		6,039,781
RETAIL — 7.11%
Compagnie Financiere Richemont SA Class A Bearer	471,852	42,213,937
Swatch Group AG (The) Bearer	33,153	19,070,921
Swatch Group AG (The) Registered	68,876	6,833,051

		68,117,909
TELECOMMUNICATIONS — 1.21%
Swisscom AG Registered	27,242	11,616,743

		11,616,743
TRANSPORTATION — 0.83%
Kuehne & Nagel International AG Registered	70,932	7,946,217

		7,946,217

TOTAL COMMON STOCKS
(Cost: $828,011,869)		949,977,771

146

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,319,329	$1,319,329

		1,319,329

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,319,329)		1,319,329

TOTAL INVESTMENTS IN SECURITIES — 99.26%
(Cost: $829,331,198)		951,297,100
Other Assets, Less Liabilities — 0.74%		7,100,673

NET ASSETS — 100.00%		$958,397,773

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

147

Schedule of Investments   (Unaudited)

iSHARES® MSCI TAIWAN ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

AIRLINES — 0.49%
China Airlines Ltd.[a]	18,054,761	$7,331,729
EVA Airways Corp.[a]	10,030,212	6,201,836

		13,533,565
APPAREL — 1.26%
Far Eastern New Century Corp.	20,060,031	21,421,056
Pou Chen Corp.	14,042,103	13,751,123

		35,172,179
AUTO MANUFACTURERS — 0.43%
China Motor Co. Ltd.	4,012,000	3,721,023
Yulon Motor Co. Ltd.[b]	5,015,362	8,381,287

		12,102,310
AUTO PARTS & EQUIPMENT — 1.14%
Cheng Shin Rubber Industry Co. Ltd.	9,027,757	27,065,167
Nan Kang Rubber Tire Co. Ltd.[b]	4,012,404	4,794,233

		31,859,400
BANKS — 0.80%
Chang Hwa Commercial Bank Ltd.	28,084,155	15,956,906
Taiwan Business Bank Ltd.[a]	20,138,556	6,252,914

		22,209,820
BUILDING MATERIALS — 1.79%
Asia Cement Corp.	13,039,181	16,146,446
Taiwan Cement Corp.	21,063,504	27,772,568
Taiwan Glass Industry Corp.	6,018,693	5,873,858

		49,792,872
CHEMICALS — 7.26%
China Petrochemical Development Corp.	11,033,540	5,771,220
Formosa Chemicals & Fibre Corp.	20,060,204	47,334,572
Formosa Plastics Corp.	26,078,768	60,577,352
LCY Chemical Corp.	3,009,048	3,861,880
Nan Ya Plastics Corp.	31,093,860	63,601,077
Taiwan Fertilizer Co. Ltd.	5,015,000	13,090,625
TSRC Corp.	4,012,720	8,100,545

		202,337,271
COMPUTERS — 8.05%
Acer Inc.[a,b]	17,051,841	13,791,930
Advantech Co. Ltd.	2,006,771	9,859,470
ASUSTeK Computer Inc.[b]	4,397,857	48,579,269
Chicony Electronics Co. Ltd.	3,009,135	8,327,419
Clevo Co.	3,243,991	6,060,799
Compal Electronics Inc.[b]	27,081,554	16,699,688
Foxconn Technology Co. Ltd.[b]	5,015,442	13,577,901
Innolux Corp.[a]	44,132,869	29,795,587

Security	Shares	Value

Inventec Corp.	15,045,868	$7,291,614
Lite-On Technology Corp.	13,097,639	20,946,592
Quanta Computer Inc.[b]	16,048,240	34,756,883
Wistron Corp.[b]	14,042,404	14,455,416

		224,142,568
DIVERSIFIED FINANCIAL SERVICES — 11.50%
China Development Financial Holding Corp.[a]	89,267,508	26,493,833
Chinatrust Financial Holding Co. Ltd.	80,240,901	51,357,395
E.Sun Financial Holding Co. Ltd.	27,264,553	16,858,096
First Financial Holding Co. Ltd.	42,126,536	25,554,700
Fubon Financial Holding Co. Ltd.	37,111,515	49,242,217
Hua Nan Financial Holdings Co. Ltd.	32,096,410	18,826,604
Mega Financial Holding Co. Ltd.	56,168,972	45,243,056
SinoPac Financial Holdings Co. Ltd.	39,275,979	19,362,323
Taishin Financial Holdings Co. Ltd.	41,123,361	17,730,326
Taiwan Cooperative Financial Holding Co. Ltd.	33,099,599	19,193,785
Yuanta Financial Holding Co. Ltd.	55,165,453	30,606,501

		320,468,836
ELECTRICAL COMPONENTS & EQUIPMENT — 2.87%
Delta Electronics Inc.	12,036,180	57,928,139
Hermes Microvision Inc.	189,000	6,171,558
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Simplo Technology Co. Ltd.	2,006,835	9,155,514
Walsin Lihwa Corp.[a]	21,063,069	6,603,328

		79,858,539
ELECTRONICS — 11.35%
AU Optronics Corp.[a,b]	56,168,830	25,906,747
Cheng Uei Precision Industry Co. Ltd.[b]	3,009,761	6,116,092
Hon Hai Precision Industry Co. Ltd.	65,195,899	167,129,862
Kinsus Interconnect Technology Corp.	2,006,043	7,241,064
Pegatron Corp.[a,b]	10,030,037	18,202,908
Phison Electronics Corp.	1,003,698	8,571,017
Radiant Opto-Electronics Corp.[b]	3,009,450	11,466,487
Synnex Technology International Corp.[b]	8,024,538	11,277,802
TPK Holding Co. Ltd.[b]	1,491,466	29,759,532
Tripod Technology Corp.	3,009,061	6,949,402
Unimicron Technology Corp.	9,027,794	9,806,260
WPG Holdings Co. Ltd.	9,027,744	10,847,172
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2
Zhen Ding Technology Holding Ltd.[b]	1,067,450	2,764,953

		316,039,300
ENGINEERING & CONSTRUCTION — 0.30%
CTCI Corp.	4,012,000	8,286,818

		8,286,818
FOOD — 2.16%
Standard Foods Corp.	2,006,920	6,513,099
Uni-President Enterprises Co.	27,088,547	53,597,660

		60,110,759
INSURANCE — 3.08%
Cathay Financial Holding Co. Ltd.	46,138,987	60,141,059
China Life Insurance Co. Ltd.[a]	12,036,921	12,230,027

148

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2013

Security	Shares	Value

Shin Kong Financial Holding Co. Ltd.[a,b]	39,117,411	$13,400,851

		85,771,937
IRON & STEEL — 2.68%
China Steel Corp.[b]	75,318,701	64,066,208
Feng Hsin Iron & Steel Co. Ltd.	3,009,050	5,822,994
Tung Ho Steel Enterprise Corp.[b]	5,015,882	4,844,886

		74,734,088
LEISURE TIME — 0.80%
Giant Manufacturing Co. Ltd.[b]	2,006,590	14,016,621
Merida Industry Co. Ltd.	1,309,000	8,400,000

		22,416,621
LODGING — 0.08%
Formosa International Hotels Corp.	196,020	2,289,739

		2,289,739
MACHINERY — 0.43%
Teco Electric and Machinery Co. Ltd.	11,033,092	11,873,849

		11,873,849
MANUFACTURING — 1.01%
Hiwin Technologies Corp.[b]	1,087,854	6,944,522
Largan Precision Co. Ltd.[b]	651,794	21,196,376

		28,140,898
METAL FABRICATE & HARDWARE — 0.89%
Catcher Technology Co. Ltd.[b]	4,402,743	24,868,435

		24,868,435
OIL & GAS — 0.70%
Formosa Petrochemical Corp.[b]	7,465,950	19,488,325

		19,488,325
PHARMACEUTICALS — 0.08%
ScinoPharm Taiwan Ltd.	1,003,000	2,353,295

		2,353,295
REAL ESTATE — 1.01%
Chailease Holding Co. Ltd.	4,012,000	12,121,818
Farglory Land Development Co. Ltd.	2,006,000	3,801,477
Highwealth Construction Corp.	2,006,200	4,465,672
Ruentex Development Co. Ltd.[b]	4,012,665	7,805,385

		28,194,352
RETAIL — 2.02%
Far Eastern Department Stores Co. Ltd.[b]	6,018,090	5,722,415
Hotai Motor Co. Ltd.	1,600,000	18,582,888
President Chain Store Corp.	4,012,215	24,808,148
Ruentex Industries Ltd.[b]	3,009,550	7,051,118

		56,164,569

Security	Shares	Value

SEMICONDUCTORS — 30.19%
Advanced Semiconductor Engineering Inc.	39,117,448	$33,730,955
Epistar Corp.	5,015,047	9,922,820
MediaTek Inc.[b]	8,024,632	99,771,494
MStar Semiconductor Inc.[b]	1,215,634	10,197,999
Novatek Microelectronics Corp. Ltd.	3,557,544	18,132,536
Powertech Technology Inc.	4,012,036	7,308,020
Realtek Semiconductor Corp.[b]	3,036,746	7,723,809
Siliconware Precision Industries Co. Ltd.	19,057,214	22,324,711
Taiwan Semiconductor Manufacturing Co. Ltd.	160,480,882	587,321,410
Transcend Information Inc.	1,003,905	3,298,257
United Microelectronics Corp.[b]	79,237,501	34,957,721
Vanguard International Semiconductor Corp.	4,985,000	6,206,258

		840,895,990
TELECOMMUNICATIONS — 6.74%
Chunghwa Telecom Co. Ltd.	25,075,648	80,037,580
Far EasTone Telecommunications Co. Ltd.	10,030,259	23,969,369
HTC Corp.[b]	4,697,884	43,414,603
Taiwan Mobile Co. Ltd.	11,033,609	40,380,354

		187,801,906
TEXTILES — 0.17%
Formosa Taffeta Co. Ltd.	5,015,515	4,693,664

		4,693,664
TRANSPORTATION — 0.61%
Evergreen Marine Corp. Ltd.[a]	11,033,766	6,176,991
U-Ming Marine Transport Corp.	2,006,800	3,068,553
Wan Hai Lines Ltd.[a]	7,021,854	3,837,143
Yang Ming Marine Transport Corp.[a]	9,340,635	3,995,994

		17,078,681

TOTAL COMMON STOCKS
(Cost: $1,738,764,824)		2,782,680,586

SHORT-TERM INVESTMENTS — 10.45%

MONEY MARKET FUNDS — 10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	268,017,344	268,017,344
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[d,e,f]	19,551,296	19,551,296

149

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,359,887	$3,359,887

		290,928,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $290,928,527)		290,928,527

TOTAL INVESTMENTS IN SECURITIES — 110.34%
(Cost: $2,029,693,351)		3,073,609,113
Other Assets, Less Liabilities — (10.34)%		(287,962,260)

NET ASSETS — 100.00%		$2,785,646,853

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
70	MSCI Taiwan Index (Jun. 2013)	Singapore	$2,065,700	$(33,786)

See accompanying notes to schedules of investments.

150

Schedule of Investments   (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.07%
VGI Global Media PCL NVDR	141,100	$680,449

		680,449
AIRLINES — 0.79%
Thai Airways International PCL NVDR	7,091,566	7,846,985

		7,846,985
AUTO PARTS & EQUIPMENT — 0.23%
Somboon Advance Technology PCL NVDR	3,007,225	2,324,329

		2,324,329
BANKS — 28.69%
Bangkok Bank PCL Foreign	5,954,300	40,514,808
Bangkok Bank PCL NVDR	3,608,000	24,430,718
Bank of Ayudhya PCL NVDR	16,617,200	18,524,542
Kasikornbank PCL Foreign	8,546,000	55,044,426
Kasikornbank PCL NVDR	4,673,800	30,103,749
Kiatnakin Bank PCL NVDR	3,819,973	7,570,549
Krung Thai Bank PCL NVDR	29,646,400	21,739,061
LH Financial Group PCL NVDR	53,374,147	2,521,058
Siam Commercial Bank PCL NVDR	13,064,800	74,871,769
Thanachart Capital PCL NVDR	6,158,700	9,255,850

		284,576,530
BUILDING MATERIALS — 0.75%
Dynasty Ceramic PCL NVDR	1,832,000	3,555,078
TPI Polene PCL NVDR	7,067,400	3,174,786
Union Mosaic Industry PCL NVDR	1,015,300	680,779

		7,410,643
CHEMICALS — 5.53%
Indorama Ventures PCL NVDR	13,395,510	9,734,144
IRPC PCL NVDR	93,185,300	11,388,460
PTT Global Chemical PCL NVDR	11,010,307	26,457,468
Siam Gas and Petrochemicals PCL NVDR	4,774,400	1,797,792
Sri Trang Agro-Industry PCL NVDR	7,573,071	3,752,141
Vinythai PCL NVDR	3,758,065	1,725,420

		54,855,425
COAL — 1.01%
Banpu PCL NVDR	1,017,450	10,048,474

		10,048,474
COMMERCIAL SERVICES — 0.69%
Bangkok Aviation Fuel PCL NVDR	1,160,100	1,082,505
Bangkok Expressway PCL NVDR	4,379,000	5,749,471

		6,831,976

Security	Shares	Value

COMPUTERS — 0.34%
Cal-Comp Electronics (Thailand) PCL NVDR	30,811,600	$3,419,553

		3,419,553
DISTRIBUTION & WHOLESALE — 0.37%
Energy Earth PCL NVDR	12,206,000	2,983,465
Jaymart PCL NVDR	743,300	662,893

		3,646,358
DIVERSIFIED FINANCIAL SERVICES — 0.78%
Krungthai Card PCL NVDR	452,800	661,814
Thitikorn PCL NVDR	1,206,900	813,237
TISCO Financial Group PCL NVDR	3,861,100	6,312,946

		7,787,997
ELECTRIC — 1.18%
Glow Energy PCL NVDR	4,795,300	11,087,399
Gunkul Engineering PCL NVDR	743,300	619,928

		11,707,327
ELECTRONICS — 1.22%
Delta Electronics (Thailand) PCL NVDR	5,433,844	6,551,125
Hana Microelectronics PCL NVDR	6,624,100	4,704,150
SVI PCL NVDR[a]	6,094,514	813,273

		12,068,548
ENERGY — ALTERNATE SOURCES — 0.13%
Energy Absolute PCL NVDR	2,446,800	638,471
SPCG PCL NVDR[a]	583,600	655,406

		1,293,877
ENGINEERING & CONSTRUCTION — 3.19%
Airports of Thailand PCL NVDR	2,434,200	14,874,550
CH. Karnchang PCL NVDR	5,493,000	4,808,076
Italian-Thai Development PCL NVDR[a]	17,571,800	4,730,311
Sino-Thai Engineering & Construction PCL NVDR	7,824,628	6,332,069
Sriracha Construction PCL NVDR	501,800	890,892

		31,635,898
ENTERTAINMENT — 0.50%
GMM Grammy PCL NVDR[a]	856,400	653,438
Major Cineplex Group PCL NVDR	5,520,500	4,266,877

		4,920,315
FOOD — 3.13%
Charoen Pokphand Foods PCL NVDR	22,898,000	21,933,675
GFPT PCL NVDR	7,463,700	2,231,098
Khon Kaen Sugar Industry PCL NVDR	6,768,000	2,839,095
Malee Sampran Factory PCL NVDR	347,100	639,168
Thai Vegetable Oil PCL NVDR	4,921,153	3,364,752

		31,007,788

151

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 2.31%
Bangkok Chain Hospital PCL NVDR	11,007,825	$3,454,148
Bangkok Dusit Medical Services PCL NVDR	1,517,100	8,468,701
Bumrungrad Hospital PCL NVDR	3,470,576	9,514,709
Vibhavadi Medical Center PCL NVDR	2,821,900	1,444,738

		22,882,296
HOLDING COMPANIES — DIVERSIFIED — 4.39%
Siam Cement PCL Foreign	2,102,400	32,221,754
Siam Cement PCL NVDR	741,600	11,365,893

		43,587,647
HOME BUILDERS — 0.98%
AP (Thailand) PCL NVDR	12,224,260	3,088,871
Quality Houses PCL NVDR	43,838,641	5,936,860
WHA Corp. PCL NVDR	348,600	647,688

		9,673,419
HOUSEWARES — 0.06%
Srithai Superware PCL NVDR	797,400	645,295

		645,295
INSURANCE — 0.06%
Thai Reinsurance PCL NVDR[a]	2,875,400	603,098

		603,098
IRON & STEEL — 0.53%
G J Steel PCL NVDR[a]	906,178,400	3,292,473
G Steel PCL NVDR[a]	194,312,200	1,925,472

		5,217,945
LODGING — 0.69%
Central Plaza Hotel PCL NVDR	5,897,700	6,866,851

		6,866,851
MEDIA — 2.12%
BEC World PCL NVDR	8,486,500	17,799,926
MCOT PCL NVDR	2,023,300	3,224,582

		21,024,508
METAL FABRICATE & HARDWARE — 0.48%
STP & I PCL NVDR	1,540,300	4,718,838

		4,718,838
MINING — 0.07%
Univentures PCL NVDR	1,669,200	683,669

		683,669
OIL & GAS — 14.29%
Bangchak Petroleum PCL NVDR	4,189,000	4,704,410
Esso (Thailand) PCL NVDR	12,463,400	3,643,306

Security	Shares	Value

PTT Exploration & Production PCL NVDR	9,965,784	$50,034,655
PTT PCL NVDR	6,318,500	68,037,357
Thai Oil PCL NVDR	7,219,800	15,262,335

		141,682,063
PACKAGING & CONTAINERS — 0.22%
Polyplex PCL NVDR	5,843,350	2,142,401

		2,142,401
REAL ESTATE — 6.44%
Amata Corp. PCL NVDR	6,441,000	4,510,296
Ananda Development PCL NVDR[a]	4,999,100	637,375
Asset Corp. PCL NVDR	20,192,037	3,701,596
Bangkok Land PCL NVDR	84,926,300	5,413,964
Central Pattana PCL NVDR	7,513,000	13,338,522
Golden Land Property Development PCL NVDR[a]	2,606,500	921,207
Hemaraj Land and Development PCL NVDR	49,228,100	6,504,126
LPN Development PCL NVDR	5,808,047	4,844,036
Natural Park PCL NVDR[a]	164,137,300	704,801
Pruksa Real Estate PCL NVDR	6,996,580	5,950,848
Rojana Industrial Park PCL NVDR	2,048,000	737,348
Sansiri PCL NVDR	35,878,528	4,764,052
Siam Future Development PCL NVDR	9,154,787	2,298,146
Supalai PCL NVDR	6,628,800	4,422,849
Thai Factory Development PCL NVDR	1,339,900	712,548
Ticon Industrial Connection PCL NVDR	6,032,493	4,403,570

		63,865,284
RETAIL — 7.61%
CP All PCL NVDR	30,435,800	43,228,387
Home Product Center PCL NVDR	9,899,100	5,296,959
Minor International PCL NVDR	6,537,900	5,830,662
OfficeMate PCL NVDR	263,500	626,656
Oishi Group PCL NVDR	134,400	643,699
Siam Global House PCL NVDR	6,988,718	5,828,741
Siam Makro PCL NVDR	547,800	14,041,050

		75,496,154
TELECOMMUNICATIONS — 9.59%
Advanced Information Service PCL NVDR	7,668,519	66,616,697
Jasmine International PCL NVDR	33,421,368	9,990,533
Loxley PCL NVDR	4,091,905	925,831
Samart Corp. PCL NVDR	5,621,237	5,430,923
Samart Telcoms PCL NVDR	729,500	698,778
Thaicom PCL NVDR	1,721,400	2,061,131
True Corp. PCL NVDR[a]	25,486,700	9,344,422

		95,068,315
TRANSPORTATION — 0.78%
Bangkok Metro PCL NVDR[a]	14,068,900	636,644
Precious Shipping PCL NVDR	4,515,300	2,997,771
Thoresen Thai Agencies PCL NVDR[a]	6,926,382	4,118,080

		7,752,495
WATER — 0.66%
Eastern Water Resources and Management PCL NVDR	1,406,900	641,295

152

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2013

Security	Shares	Value

Thai Tap Water Supply PCL NVDR	16,569,966	$5,911,004

		6,552,299

TOTAL COMMON STOCKS
(Cost: $879,057,176)		990,525,049

RIGHTS — 0.06%

DIVERSIFIED FINANCIAL SERVICES — 0.03%
TISCO Financial Group PCL NVDR[a]	381,210	321,085

		321,085
HEALTH CARE — SERVICES — 0.03%
Vibhavadi Medical Center PCL NVDR[a]	546,460	261,723

		261,723

TOTAL RIGHTS
(Cost: $114,429)		582,808

WARRANTS — 0.01%

IRON & STEEL — 0.01%
G J Steel PCL NVDR (Expires 02/07/20)[a]	17,490,330	161,760

		161,760
REAL ESTATE — 0.00%
Bangkok Land PCL NVDR (Expires 6/22/18)[a]	28,671,212	10

		10
TELECOMMUNICATIONS — 0.00%
Loxley PCL NVDR (Expires 4/ 21/16)[a]	50,876	—

		—

TOTAL WARRANTS
(Cost: $0)		161,770

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,656,888	$3,656,888

		3,656,888

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,656,888)		3,656,888

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $882,828,493)		994,926,515
Other Assets, Less Liabilities — (0.32)%		(3,189,747)

NET ASSETS — 100.00%		$991,736,768

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

153

Schedule of Investments   (Unaudited)

iSHARES® MSCI TURKEY ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.35%

AIRLINES — 2.36%
Turk Hava Yollari AO	4,503,810	$20,884,312

		20,884,312
AUTO MANUFACTURERS — 2.59%
Anadolu Isuzu Otomotiv Sanayi ve Ticaret AS	47,685	663,351
Ford Otomotiv Sanayi AS	662,235	10,059,534
Otokar Otomotiv Ve Savunma Sanayi AS	80,070	3,403,466
Tofas Turk Otomobil Fabrikasi AS	1,171,725	8,774,510

		22,900,861
AUTO PARTS & EQUIPMENT — 0.12%
Goodyear Lastikleri Turk AS	34,170	1,042,657

		1,042,657
BANKS — 41.69%
Akbank TAS	16,873,605	80,401,891
Albaraka Turk Katilim Bankasi ASa	3,012,570	3,484,318
Asya Katilim Bankasi ASa	4,654,716	4,812,999
Sekerbank TAS[a,b]	3,300,465	3,271,967
Tekstil Bankasi ASa	984,300	944,324
Turkiye Garanti Bankasi AS	21,667,095	112,019,412
Turkiye Halk Bankasi AS	5,858,880	62,767,023
Turkiye Is Bankasi AS Class C	14,764,245	54,769,825
Turkiye Vakiflar Bankasi TAO Class D	7,051,260	22,399,270
Yapi ve Kredi Bankasi AS	8,155,156	24,341,154

		369,212,183
BEVERAGES — 5.21%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,942,590	27,851,866
Coca-Cola Icecek AS	598,230	18,254,273

		46,106,139
BUILDING MATERIALS — 1.71%
Adana Cimento Sanayii TAS Class A	538,493	1,346,089
Akcansa Cimento Sanayi ve TAS[b]	451,028	2,968,871
Baticim Bati Anodolu Cimento Sanayii AS	506,685	2,284,700
Bursa Cimento Fabrikasi ASb	475,068	1,296,423
Cimsa Cimento Sanayi ve TAS[b]	446,505	3,153,284
Goltas Goller Bolgesi Cimento Sanayi ve TAS[b]	40,035	1,264,297
Konya Cimento Sanayii ASb	9,435	1,548,865
Mardin Cimento Sanayii ve TAS	459,968	1,269,926

		15,132,455
CHEMICALS — 0.66%
Aksa Akrilik Kimya Sanayii AS	789,990	2,795,828
Bagfas Bandirma Gubre Fabrikalari AS	52,785	1,462,968
Gubre Fabrikalari TAS[a]	198,135	1,562,948

		5,821,744

Security	Shares	Value

COMMERCIAL SERVICES — 0.32%
Ihlas Holding ASa,b	5,186,445	$2,819,622

		2,819,622
DISTRIBUTION & WHOLESALE — 0.33%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari ASb	169,830	2,914,682

		2,914,686
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Is Finansal Fabrikasi ASa,b	1,751,085	1,045,313
Is Yatirim Menkul Degerler ASb	868,785	810,347
Turkiye Sinai Kalkinma Bankasi ASb	4,828,162	6,690,769

		8,546,429
ELECTRIC — 0.59%
Akenerji Elektrik Uretim ASa,b	2,074,935	1,857,953
Alarko Holding AS	635,715	1,999,104
Zorlu Enerji Elektrik Uretim ASa,b	1,724,055	1,350,794

		5,207,851
ENGINEERING & CONSTRUCTION — 2.67%
Enka Insaat ve Sanayi AS	3,433,066	10,978,785
TAV Havalimanlari Holding AS	1,543,260	9,747,165
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,341,360	2,924,082

		23,650,032
ENTERTAINMENT — 0.22%
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASb	48,705	924,154
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	59,160	1,059,469

		1,983,623
FOOD — 5.58%
BIM Birlesik Magazalar AS	997,305	47,042,689
Pinar Sut Mamulleri Sanayii AS	167,713	1,559,851
Tat Konserve Sanayii ASa,b	592,620	849,668

		49,452,208
FOREST PRODUCTS & PAPER — 0.39%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	978,945	2,379,272
Kartonsan Karton Sanayi ve TAS[b]	8,233	1,105,807

		3,485,079
HOLDING COMPANIES — DIVERSIFIED — 0.43%
Tekfen Holding AS	1,020,133	3,773,437

		3,773,437
HOLDING COMPANIES — DIVERSIFIED — 10.83%
Akfen Holding ASa,b	829,770	2,317,447
Dogan Sirketler Grubu Holding ASa	5,741,581	3,243,831
Eczacibasi Yatirim Holding Ortakligi AS	262,395	939,822
Haci Omer Sabanci Holding AS	7,660,455	48,995,555

154

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2013

Security	Shares	Value

KOC Holding AS	5,943,030	$33,734,822
Kombassan Holdings ASa	267,217	1,219,155
Yazicilar Holding ASb	379,185	5,497,192

		95,947,824
HOME FURNISHINGS — 2.12%
Arcelik AS	2,225,895	16,846,663
Vestel Beyaz Esya Sanayi ve TAS[a,b]	472,770	728,230
Vestel Elektronik Sanayi ve TAS[a,b]	956,505	1,233,740

		18,808,633
HOUSEWARES — 1.06%
Anadolu Cam Sanayii ASa	1,347,674	2,154,899
Turkiye Sise ve Cam Fabrikalari AS	4,257,225	7,215,636

		9,370,535
INSURANCE — 0.88%
Aksigorta ASb	907,800	1,190,272
Anadolu Anonim Turk Sigorta Sirketi[a]	2,085,136	1,511,451
Anadolu Hayat Emeklilik ASb	576,045	1,854,446
Yapi Kredi Sigorta AS	340,170	3,236,347

		7,792,516
IRON & STEEL — 2.66%
Eregli Demir ve Celik Fabrikalari TAS	13,164,630	15,717,286
Izmir Demir Celik Sanayi ASa,b	877,710	1,216,313
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	1,157,808	1,339,113
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	562,946	1,200,183
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	4,717,500	4,073,313

		23,546,208
LODGING — 0.15%
Net Holding ASa,b	1,028,670	1,299,407

		1,299,407
MANUFACTURING — 0.43%
Trakya Cam Sanayii ASb	2,315,654	3,789,073

		3,789,073
MEDIA — 0.31%
Dogan Yayin Holding ASa,b	4,779,975	2,140,059
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,314,844	644,738

		2,784,797
METAL FABRICATE & HARDWARE — 0.17%
Borusan Mannesmann Boru Sanayi ve TAS[b]	80,835	1,486,413

		1,486,413
MINING — 1.45%
Koza Altin Isletmeleri AS	432,480	7,606,780
Koza Anadolu Metal Madencilik Isletmeleri ASa	1,645,770	3,613,992
Park Elektrik Uretim Madencilik Sanayi ve TAS[b]	494,445	1,633,919

		12,854,691

Security	Shares	Value

OIL & GAS — 3.55%
Turkiye Petrol Rafinerileri AS	1,176,060	$31,404,225

		31,404,225
PHARMACEUTICALS — 0.41%
EIS Eczacibasi Ilac Sanayi ve TAS	1,569,015	1,965,241
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,462,005	1,690,945

		3,656,186
REAL ESTATE — 1.10%
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	5,917,785	9,746,272

		9,746,272
REAL ESTATE INVESTMENT TRUSTS — 0.91%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	193,129	1,888,880
Halk Gayrimenkul Yatrm Ortakligi AS	1,964,265	1,350,550
Is Gayrimenkul Yatirim Ortakligi AS	2,698,115	2,229,015
Saf Gayrimenkul Yatirim Ortakligi ASa,b	1,662,345	779,695
Sinpas Gayrimenkul Yatirim Ortakligi AS	1,812,944	1,352,799
Vakif Gayrimenkul Yatirim Ortakligi ASa	225,930	481,676

		8,082,615
RETAIL — 0.64%
Boyner Buyuk Magazacilik ASa,b	349,860	1,193,425
Dogus Otomotiv Servis ve TAS	517,905	3,202,057
Turcas Petrolculuk ASb	641,834	1,252,059

		5,647,541
TELECOMMUNICATIONS — 6.72%
Nortel Networks Netas Telekomunikasyon ASb	244,035	1,404,742
Turk Telekomunikasyon AS	4,281,195	16,566,185
Turkcell Iletisim Hizmetleri ASa	6,753,930	41,577,599

		59,548,526
TEXTILES — 0.07%
Polyester Sanayi ASa,b	1,012,165	604,213

		604,213
TRANSPORTATION — 0.06%
Celebi Hava Servisi ASb	57,428	521,878

		521,878

TOTAL COMMON STOCKS
(Cost: $812,786,431)		879,824,871

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	27,179,514	27,179,514

155

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	1,982,688	$1,982,688
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	234,062	234,062

		29,396,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,396,264)		29,396,264

TOTAL INVESTMENTS IN SECURITIES — 102.67%
(Cost: $842,182,695)		909,221,135
Other Assets, Less Liabilities — (2.67)%		(23,660,544)

NET ASSETS — 100.00%		$885,560,591

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

156

Schedule of Investments   (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.32%

ADVERTISING — 0.83%
WPP PLC	818,100	$13,990,828

		13,990,828
AEROSPACE & DEFENSE — 2.51%
BAE Systems PLC	2,106,450	12,937,230
Cobham PLC	699,750	3,032,027
Meggitt PLC	510,750	4,123,404
Rolls-Royce Holdings PLC[a]	1,218,150	22,254,392

		42,347,053
AGRICULTURE — 5.42%
British American Tobacco PLC	1,247,850	68,542,293
Imperial Tobacco Group PLC	633,600	22,775,852

		91,318,145
AIRLINES — 0.11%
easyJet PLC	96,300	1,848,366

		1,848,366
APPAREL — 0.37%
Burberry Group PLC	286,650	6,314,595

		6,314,595
AUTO PARTS & EQUIPMENT — 0.29%
GKN PLC	1,064,250	4,822,780

		4,822,780
BANKS — 14.31%
Barclays PLC	7,887,600	38,320,668
HSBC Holdings PLC	11,959,650	131,620,392
Lloyds Banking Group PLC[a]	29,498,400	27,777,164
Royal Bank of Scotland Group PLC[a]	1,381,050	7,047,765
Standard Chartered PLC	1,562,400	36,407,764

		241,173,753
BEVERAGES — 4.92%
Coca-Cola HBC AGa	130,500	3,656,288
Diageo PLC	1,623,150	48,011,341
SABMiller PLC	620,100	31,306,454

		82,974,083
CHEMICALS — 0.50%
Croda International PLC	87,750	3,276,721
Johnson Matthey PLC	133,200	5,171,800

		8,448,521

Security	Shares	Value

COMMERCIAL SERVICES — 2.54%
Aggreko PLC	173,700	$4,706,004
Babcock International Group PLC	233,550	4,107,388
Bunzl PLC	215,100	4,187,293
Capita PLC	424,800	6,195,659
Experian PLC	653,850	12,113,712
G4S PLC	913,500	3,415,305
Intertek Group PLC	104,400	5,088,730
Serco Group PLC	322,200	2,989,544

		42,803,635
DISTRIBUTION & WHOLESALE — 0.54%
Wolseley PLC	177,300	9,080,218

		9,080,218
DIVERSIFIED FINANCIAL SERVICES — 1.51%
Aberdeen Asset Management PLC	601,200	4,247,494
Hargreaves Lansdown PLC	140,400	2,050,911
ICAP PLC	356,400	1,985,743
Investec PLC	355,500	2,507,305
London Stock Exchange Group PLC	114,300	2,436,461
Old Mutual PLC	3,178,350	9,897,604
Schroders PLC	65,700	2,358,712

		25,484,230
ELECTRIC — 0.86%
SSE PLC	618,300	14,567,270

		14,567,270
ENTERTAINMENT — 0.22%
William Hill PLC	558,000	3,745,171

		3,745,171
FOOD — 5.00%
Associated British Foods PLC	230,850	6,341,850
J Sainsbury PLC	792,450	4,496,966
Tate & Lyle PLC	301,050	3,726,686
Tesco PLC	5,208,750	28,859,539
Unilever PLC	829,800	34,911,164
Wm Morrison Supermarkets PLC	1,421,550	5,900,971

		84,237,176
FOOD SERVICE — 0.92%
Compass Group PLC	1,186,200	15,583,119

		15,583,119
GAS — 2.82%
Centrica PLC	3,356,550	19,337,692
National Grid PLC	2,367,000	28,152,639

		47,490,331

157

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.41%
Smith & Nephew PLC	585,450	$6,847,841

		6,847,841
HOME BUILDERS — 0.21%
Persimmon PLC	188,550	3,487,501

		3,487,501
HOUSEHOLD PRODUCTS & WARES — 1.78%
Reckitt Benckiser Group PLC	418,050	29,928,305

		29,928,305
INSURANCE — 4.13%
Admiral Group PLC	124,650	2,528,578
Aviva PLC	1,912,500	9,678,670
Direct Line Insurance Group PLC	533,700	1,715,382
Legal & General Group PLC	3,824,550	10,379,138
Prudential PLC	1,654,200	28,013,612
Resolution Ltd.	923,400	4,050,104
RSA Insurance Group PLC	2,340,900	4,088,493
Standard Life PLC	1,532,250	9,124,919

		69,578,896
LEISURE TIME — 0.33%
Carnival PLC	118,800	4,043,530
TUI Travel PLC	292,500	1,589,802

		5,633,332
LODGING — 0.60%
InterContinental Hotels Group PLC	174,600	5,048,041
Whitbread PLC	116,100	5,074,634

		10,122,675
MACHINERY — 0.29%
Weir Group PLC (The)	138,150	4,882,262

		4,882,262
MANUFACTURING — 0.94%
IMI PLC	209,700	4,110,786
Invensys PLC	528,750	3,188,916
Melrose Industries PLC	787,050	3,119,147
Smiths Group PLC	256,050	5,353,243

		15,772,092
MEDIA — 1.86%
British Sky Broadcasting Group PLC	680,400	8,051,284
ITV PLC	2,422,800	4,815,575
Pearson PLC	527,850	9,835,361
Reed Elsevier PLC	775,350	8,704,639

		31,406,859

Security	Shares	Value

MINING — 8.26%
Anglo American PLC	901,350	$20,860,186
Antofagasta PLC	256,050	3,670,407
BHP Billiton PLC	1,366,200	39,675,677
Fresnillo PLC	115,200	2,013,769
Glencore International PLC	6,466,950	31,678,483
Randgold Resources Ltd.	56,700	4,495,859
Rio Tinto PLC	822,150	35,611,414
Vedanta Resources PLC	61,650	1,179,561

		139,185,356
OIL & GAS — 16.53%
BG Group PLC	2,200,950	40,476,122
BP PLC	12,394,800	88,969,583
Royal Dutch Shell PLC Class A	2,440,350	81,506,929
Royal Dutch Shell PLC Class B	1,691,100	58,469,217
Tullow Oil PLC	587,250	9,303,947

		278,725,798
OIL & GAS SERVICES — 0.38%
AMEC PLC	193,050	3,000,002
Petrofac Ltd.	168,300	3,447,207

		6,447,209
PACKAGING & CONTAINERS — 0.24%
Rexam PLC	513,900	4,129,357

		4,129,357
PHARMACEUTICALS — 8.05%
AstraZeneca PLC	807,300	41,467,348
GlaxoSmithKline PLC	3,173,400	82,439,783
Shire PLC	360,450	11,858,580

		135,765,711
REAL ESTATE INVESTMENT TRUSTS — 1.23%
British Land Co. PLC	608,400	5,617,388
Capital Shopping Centres Group PLC	435,150	2,235,828
Hammerson PLC	464,400	3,611,915
Land Securities Group PLC	506,250	7,164,853
SEGRO PLC	481,950	2,041,532

		20,671,516
RETAIL — 1.58%
Kingfisher PLC	1,535,850	8,047,305
Marks & Spencer Group PLC	1,044,450	7,456,658
Next PLC	104,400	7,310,993
Travis Perkins PLC	158,400	3,868,821

		26,683,777
SEMICONDUCTORS — 0.80%
ARM Holdings PLC	898,650	13,460,942

		13,460,942

158

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

May 31, 2013

Security	Shares	Value

SOFTWARE — 0.25%
Sage Group PLC (The)	773,100	$4,279,327

		4,279,327
TELECOMMUNICATIONS — 7.01%
BT Group PLC	5,102,100	23,368,326
Inmarsat PLC	290,700	2,701,677
Vodafone Group PLC	31,650,300	92,107,259

		118,177,262
VENTURE CAPITAL — 0.19%
3i Group PLC	632,700	3,269,078

		3,269,078
WATER — 0.58%
Severn Trent PLC	153,900	4,787,887
United Utilities Group PLC	440,100	5,044,302

		9,832,189

TOTAL COMMON STOCKS
(Cost: $1,623,195,847)		1,674,516,559

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC	134,724,422	204,256

		204,256

TOTAL PREFERRED STOCKS
(Cost: $205,677)		204,256

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	647,260	647,260

		647,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $647,260)		647,260

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $1,624,048,784)		1,675,368,075
Other Assets, Less Liabilities — 0.63%		10,555,884

NET ASSETS — 100.00%		$1,685,923,959

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts purchased as of May 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
115	FTSE 100 Index (Jun. 2013)	NYSE Liffe London	$11,460,998	$318,245

See accompanying notes to schedules of investments.

159

Schedule of Investments   (Unaudited)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	4,327	$61,530
Omnicom Group Inc.	2,730	169,615

		231,145
AEROSPACE & DEFENSE — 1.75%
Boeing Co. (The)	7,560	748,591
General Dynamics Corp.	3,156	243,328
L-3 Communications Holdings Inc.	942	80,155
Lockheed Martin Corp.	2,864	303,097
Northrop Grumman Corp.	2,364	194,770
Raytheon Co.	3,423	228,109
Rockwell Collins Inc.	1,355	87,736
TransDigm Group Inc.	495	72,319
United Technologies Corp.	9,153	868,620

		2,826,725
AGRICULTURE — 1.86%
Altria Group Inc.	21,103	761,818
Archer-Daniels-Midland Co.	6,925	223,193
Bunge Ltd.[a]	1,536	106,905
Lorillard Inc.	3,981	168,954
Philip Morris International Inc.	17,303	1,573,016
Reynolds American Inc.	3,465	166,701

		3,000,587
AIRLINES — 0.06%
Delta Air Lines Inc.[b]	2,236	40,270
Southwest Airlines Co.	1,940	27,490
United Continental Holdings Inc.[b]	873	28,338

		96,098
APPAREL — 0.60%
Coach Inc.	2,932	170,818
Nike Inc. Class B	7,516	463,437
Ralph Lauren Corp.	638	111,708
Under Armour Inc. Class Aa,b	831	51,522
VF Corp.	927	170,438

		967,923
AUTO MANUFACTURERS — 0.66%
Ford Motor Co.	38,513	603,884
General Motors Co.[b]	7,889	267,358
PACCAR Inc.	3,718	199,285

		1,070,527
AUTO PARTS & EQUIPMENT — 0.42%
Autoliv Inc.	1,003	78,695
BorgWarner Inc.[b]	1,194	96,798
Delphi Automotive PLC	3,173	154,874
Johnson Controls Inc.	7,190	268,618

Security	Shares	Value

TRW Automotive Holdings Corp.[b]	1,191	$75,450

		674,435
BANKS — 7.52%
Bank of America Corp.	113,654	1,552,514
Bank of New York Mellon Corp. (The)	12,190	366,431
BB&T Corp.	7,356	242,160
Capital One Financial Corp.	6,115	372,587
CIT Group Inc.[b]	2,006	92,436
Citigroup Inc.	31,919	1,659,469
Comerica Inc.	2,001	79,019
Fifth Third Bancorp	9,185	167,167
First Republic Bank	965	35,859
Goldman Sachs Group Inc. (The)	4,643	752,537
J.P. Morgan Chase & Co.	40,201	2,194,573
KeyCorp	9,816	105,816
M&T Bank Corp.	1,212	127,139
Morgan Stanley	15,434	399,741
Northern Trust Corp.	2,391	139,037
PNC Financial Services Group Inc. (The)[c]	5,562	398,462
Regions Financial Corp.	14,858	135,654
State Street Corp.	4,796	317,399
SunTrust Banks Inc.	5,665	181,790
U.S. Bancorp	19,565	685,949
Wells Fargo & Co.	52,566	2,131,551

		12,137,290
BEVERAGES — 2.31%
Beam Inc.	1,506	97,649
Brown-Forman Corp. Class B NVS	1,287	88,571
Coca-Cola Co. (The)	42,120	1,684,379
Coca-Cola Enterprises Inc.	2,756	102,413
Constellation Brands Inc. Class Ab	1,671	88,580
Dr Pepper Snapple Group Inc.	2,124	97,661
Green Mountain Coffee Roasters Inc.[a,b]	1,328	97,117
Molson Coors Brewing Co. Class B NVS	1,571	77,623
Monster Beverage Corp.[b]	1,475	80,520
PepsiCo Inc.	16,200	1,308,474

		3,722,987
BIOTECHNOLOGY — 2.23%
Alexion Pharmaceuticals Inc.[b]	2,043	199,274
Amgen Inc.	7,859	790,065
Biogen Idec Inc.[b]	2,483	589,688
Celgene Corp.[b]	4,396	543,565
Gilead Sciences Inc.[b]	15,993	871,299
Illumina Inc.[b]	1,297	91,205
Life Technologies Corp.[b]	1,767	130,935
Regeneron Pharmaceuticals Inc.[b]	807	195,189
Vertex Pharmaceuticals Inc.[a,b]	2,279	183,027

		3,594,247
BUILDING MATERIALS — 0.13%
Martin Marietta Materials Inc.	483	52,661
Masco Corp.	3,784	79,540
Vulcan Materials Co.	1,362	72,976

		205,177

160

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

CHEMICALS — 2.50%
Air Products and Chemicals Inc.	2,179	$205,719
Airgas Inc.	726	74,698
Albemarle Corp.	939	62,838
Ashland Inc.	791	70,336
Celanese Corp. Series A	1,678	82,809
CF Industries Holdings Inc.	661	126,225
Dow Chemical Co. (The)	12,688	437,228
E.I. du Pont de Nemours and Co.	9,798	546,630
Eastman Chemical Co.	1,612	115,613
Ecolab Inc.	2,786	235,333
FMC Corp.	1,444	90,553
International Flavors & Fragrances Inc.	858	68,889
LyondellBasell Industries NV Class A	4,537	302,391
Monsanto Co.	5,620	565,597
Mosaic Co. (The)	3,121	189,819
PPG Industries Inc.	1,501	230,569
Praxair Inc.	3,099	354,309
Sherwin-Williams Co. (The)	922	173,825
Sigma-Aldrich Corp.	1,265	105,830

		4,039,211
COAL — 0.09%
CONSOL Energy Inc.	2,395	83,059
Peabody Energy Corp.	2,821	55,489

		138,548
COMMERCIAL SERVICES — 1.49%
ADT Corp. (The)	2,443	99,161
Alliance Data Systems Corp.[a,b]	524	92,795
Automatic Data Processing Inc.	5,104	350,747
Equifax Inc.	1,257	76,551
H&R Block Inc.	2,850	83,419
Hertz Global Holdings Inc.[a,b]	4,201	108,512
Iron Mountain Inc.	1,495	53,581
Manpowergroup Inc.	825	47,248
MasterCard Inc. Class A	1,115	635,829
McGraw Hill Financial Inc.	2,807	153,122
Moody’s Corp.	2,109	140,122
Paychex Inc.	3,440	128,071
Quanta Services Inc.[b]	2,194	62,244
Robert Half International Inc.	1,493	51,897
SAIC Inc.	3,075	44,588
SEI Investments Co.	1,551	47,476
Total System Services Inc.	1,797	42,247
Verisk Analytics Inc. Class Ab	1,594	93,759
Western Union Co.	5,965	97,707

		2,409,076
COMPUTERS — 5.97%
Accenture PLC Class A	6,770	555,885
Apple Inc.	9,862	4,434,744
Cognizant Technology Solutions Corp. Class Ab	3,157	204,100
Computer Sciences Corp.	1,633	72,848
Dell Inc.	15,501	206,938
EMC Corp.[b]	22,156	548,583
Hewlett-Packard Co.	20,502	500,659
IHS Inc. Class Aa,b	624	65,601
International Business Machines Corp.	11,118	2,312,766

Security	Shares	Value

NetApp Inc.[b]	3,767	$141,376
SanDisk Corp.[b]	2,542	150,029
Seagate Technology PLC	3,389	145,998
Synopsys Inc.[b]	1,652	60,215
Teradata Corp.[b]	1,724	96,113
Western Digital Corp.	2,257	142,913

		9,638,768
COSMETICS & PERSONAL CARE — 1.89%
Avon Products Inc.	4,545	107,126
Colgate-Palmolive Co.	9,821	568,047
Estee Lauder Companies Inc. (The) Class A	2,497	169,247
Procter & Gamble Co. (The)	28,685	2,201,860

		3,046,280
DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.[a,b]	1,114	44,293
Fastenal Co.	2,960	154,453
Fossil Inc.[b]	565	60,003
Genuine Parts Co.	1,631	126,794
LKQ Corp.[a,b]	3,125	76,500
W.W. Grainger Inc.	621	159,870

		621,913
DIVERSIFIED FINANCIAL SERVICES — 2.69%
Affiliated Managers Group Inc.[b]	563	92,332
American Express Co.	10,439	790,337
Ameriprise Financial Inc.	2,126	173,311
BlackRock Inc.[c]	1,425	397,860
Charles Schwab Corp. (The)	12,094	240,187
CME Group Inc.	3,330	226,207
Discover Financial Services	5,200	246,532
Eaton Vance Corp. NVS	1,278	53,050
Franklin Resources Inc.	1,450	224,474
IntercontinentalExchange Inc.[b]	765	130,976
Invesco Ltd.	4,668	157,498
Legg Mason Inc.	1,245	43,625
NASDAQ OMX Group Inc. (The)	1,206	37,941
NYSE Euronext Inc.	2,555	102,788
Raymond James Financial Inc.	1,325	58,260
SLM Corp.	4,731	112,314
T. Rowe Price Group Inc.	2,719	206,263
TD Ameritrade Holding Corp.	2,293	53,748
Visa Inc. Class A	5,559	990,280

		4,337,983
ELECTRIC — 2.85%
AES Corp. (The)	6,649	81,118
Alliant Energy Corp.	1,166	57,437
Ameren Corp.	2,551	86,836
American Electric Power Co. Inc.	5,103	233,819
Calpine Corp.[b]	3,848	78,153
CMS Energy Corp.	2,789	75,163
Consolidated Edison Inc.	3,080	175,776
Dominion Resources Inc.	6,038	341,449
DTE Energy Co.	1,809	120,497
Duke Energy Corp.	7,406	495,683
Edison International	3,255	149,535
Entergy Corp.	1,869	128,737

161

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

Exelon Corp.	8,973	$281,214
FirstEnergy Corp.	4,397	171,527
Integrys Energy Group Inc.	823	47,347
MDU Resources Group Inc.	1,885	48,746
NextEra Energy Inc.	4,455	336,887
Northeast Utilities	3,301	137,553
NRG Energy Inc.	3,388	86,462
OGE Energy Corp.	1,039	70,517
Pepco Holdings Inc.	2,413	50,118
PG&E Corp.	4,614	207,215
Pinnacle West Capital Corp.	1,152	65,065
PPL Corp.	6,117	181,675
Public Service Enterprise Group Inc.	5,319	175,740
SCANA Corp.	1,317	66,429
Southern Co. (The)	9,117	400,236
Wisconsin Energy Corp.	2,420	98,760
Xcel Energy Inc.	5,126	147,219

		4,596,913
ELECTRICAL COMPONENTS & EQUIPMENT — 0.38%
AMETEK Inc.	2,554	110,205
Emerson Electric Co.	7,560	434,398
Energizer Holdings Inc.	651	62,307

		606,910
ELECTRONICS — 1.23%
Agilent Technologies Inc.	3,663	166,483
Amphenol Corp. Class A	1,687	131,417
Avnet Inc.[a,b]	1,442	49,259
Flextronics International Ltd.[b]	6,973	52,019
FLIR Systems Inc.	1,455	35,444
Garmin Ltd.	1,231	42,999
Honeywell International Inc.	7,822	613,714
Sensata Technologies Holding NVb	1,380	48,438
TE Connectivity Ltd.	4,376	194,251
Thermo Fisher Scientific Inc.	3,751	331,213
Trimble Navigation Ltd.[a,b]	2,654	74,047
Tyco International Ltd.	4,897	165,567
Waters Corp.[b]	914	88,393

		1,993,244
ENGINEERING & CONSTRUCTION — 0.15%
Fluor Corp.	1,703	107,646
Jacobs Engineering Group Inc.[b]	1,367	77,933
KBR Inc.	1,551	55,991

		241,570
ENTERTAINMENT — 0.03%
International Game Technology	2,799	50,046

		50,046
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.	3,042	103,732
Stericycle Inc.[b]	903	99,113
Waste Management Inc.	4,634	194,304

		397,149

Security	Shares	Value

FOOD — 1.83%
Campbell Soup Co.	2,153	$92,170
ConAgra Foods Inc.	4,372	147,293
General Mills Inc.	6,781	319,249
H.J. Heinz Co.	3,371	243,926
Hershey Co. (The)	1,623	144,626
Hormel Foods Corp.	1,519	60,487
J.M. Smucker Co. (The)	1,120	113,075
Kellogg Co.	2,685	166,604
Kraft Foods Group Inc.	6,227	343,294
Kroger Co. (The)	5,220	175,757
McCormick & Co. Inc. NVS	1,262	87,179
Mondelez International Inc. Class A	17,739	522,591
Safeway Inc.	2,520	57,985
Sysco Corp.	6,181	208,918
Tyson Foods Inc. Class A	3,036	75,900
Whole Foods Market Inc.	3,706	192,193

		2,951,247
FOREST PRODUCTS & PAPER — 0.17%
International Paper Co.	4,386	202,414
MeadWestvaco Corp.	1,838	64,330

		266,744
GAS — 0.24%
CenterPoint Energy Inc.	4,270	98,979
NiSource Inc.	3,258	93,602
Sempra Energy	2,416	196,421

		389,002
HAND & MACHINE TOOLS — 0.08%
Stanley Black & Decker Inc.	1,597	126,514

		126,514
HEALTH CARE — PRODUCTS — 1.79%
Baxter International Inc.	5,731	403,061
Becton, Dickinson and Co.	2,036	200,790
Boston Scientific Corp.[b]	14,108	130,358
C.R. Bard Inc.	822	84,740
CareFusion Corp.[b]	2,334	85,775
Covidien PLC	4,978	316,601
Edwards Lifesciences Corp.[b]	1,214	80,682
Henry Schein Inc.[a,b]	925	89,068
Hologic Inc.[b]	2,806	58,225
Hospira Inc.[a,b]	1,737	60,239
Intuitive Surgical Inc.[b]	424	210,953
Medtronic Inc.	10,618	541,624
ResMed Inc.[a]	1,505	72,240
St. Jude Medical Inc.	2,968	128,307
Stryker Corp.	3,198	212,315
Varian Medical Systems Inc.[b]	1,149	76,995
Zimmer Holdings Inc.	1,777	139,512

		2,891,485
HEALTH CARE — SERVICES — 1.19%
Aetna Inc.	3,970	239,709

162

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

Cigna Corp.	3,005	$204,040
DaVita HealthCare Partners Inc.[b]	941	116,750
HCA Holdings Inc.	2,799	109,329
Humana Inc.	1,664	134,418
Laboratory Corp. of America Holdings[b]	964	95,908
Quest Diagnostics Inc.	1,672	103,396
UnitedHealth Group Inc.	10,783	675,339
WellPoint Inc.	3,192	245,688

		1,924,577
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Leucadia National Corp.	3,264	102,424

		102,424
HOME BUILDERS — 0.17%
D.R. Horton Inc.	2,982	72,642
Lennar Corp. Class A	1,678	65,979
PulteGroup Inc.[a,b]	3,632	78,415
Toll Brothers Inc.[b]	1,695	57,918

		274,954
HOME FURNISHINGS — 0.06%
Whirlpool Corp.	818	104,508

		104,508
HOUSEHOLD PRODUCTS & WARES — 0.40%
Avery Dennison Corp.	1,048	45,588
Church & Dwight Co. Inc.	1,469	89,330
Clorox Co. (The)	1,379	114,567
Kimberly-Clark Corp.	4,069	394,001

		643,486
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	3,024	81,769

		81,769
INSURANCE — 3.77%
ACE Ltd.	3,572	320,337
Aflac Inc.	4,929	274,496
Alleghany Corp.[b]	178	69,420
Allstate Corp. (The)	5,004	241,393
American International Group Inc.[b]	14,736	655,163
Aon PLC	3,106	197,759
Arch Capital Group Ltd.[b]	1,376	70,465
Assurant Inc.	828	41,185
Axis Capital Holdings Ltd.	1,156	50,355
Berkshire Hathaway Inc. Class Bb	11,236	1,281,691
Chubb Corp. (The)	2,754	239,873
Cincinnati Financial Corp.	1,624	76,880
Everest Re Group Ltd.	544	70,508
Fidelity National Financial Inc. Class A	2,292	60,303
Hartford Financial Services Group Inc. (The)	4,359	133,516
Lincoln National Corp.	2,807	100,098
Loews Corp.	3,505	160,599
Marsh & McLennan Companies Inc.	5,799	232,076
MetLife Inc.	9,769	431,887
PartnerRe Ltd.	550	49,857

Security	Shares	Value

Principal Financial Group Inc.	3,086	$116,805
Progressive Corp. (The)	6,040	153,960
Prudential Financial Inc.	4,857	334,987
RenaissanceRe Holdings Ltd.	463	39,799
Torchmark Corp.	998	64,381
Travelers Companies Inc. (The)	3,967	332,117
Unum Group	2,787	79,374
W.R. Berkley Corp.	1,214	49,738
Willis Group Holdings PLC	1,729	67,535
XL Group PLC	3,066	96,364

		6,092,921
INTERNET — 3.87%
Amazon.com Inc.[b]	3,821	1,027,964
eBay Inc.[b]	12,245	662,454
Equinix Inc.[a,b]	510	103,346
Expedia Inc.	1,164	66,883
F5 Networks Inc.[b]	831	69,148
Facebook Inc. Class Ab	16,822	409,616
Google Inc. Class Ab	2,810	2,445,852
Liberty Interactive Corp. Series Ab	5,413	121,522
LinkedIn Corp. Class Aa,b	942	157,813
Netflix Inc.[a,b]	529	119,686
Priceline.com Inc.[b]	541	434,926
Rackspace Hosting Inc.[a,b]	1,239	46,500
Symantec Corp.[b]	7,296	163,357
TripAdvisor Inc.[b]	1,234	79,581
VeriSign Inc.[b]	1,567	73,712
Yahoo! Inc.[b]	10,404	273,625

		6,255,985
IRON & STEEL — 0.09%
Nucor Corp.	3,340	148,663

		148,663
LEISURE TIME — 0.24%
Carnival Corp.	4,039	133,691
Harley-Davidson Inc.	2,379	129,751
Polaris Industries Inc.	690	65,902
Royal Caribbean Cruises Ltd.	1,620	56,716

		386,060
LODGING — 0.47%
Las Vegas Sands Corp.	4,329	250,649
Marriott International Inc. Class A	2,654	111,495
MGM Resorts International[b]	4,130	62,652
Starwood Hotels & Resorts Worldwide Inc.	2,017	137,761
Wyndham Worldwide Corp.	1,424	82,763
Wynn Resorts Ltd.	846	114,963

		760,283
MACHINERY — 1.03%
AGCO Corp.	1,020	56,579
Caterpillar Inc.	6,877	590,047
Cummins Inc.	1,898	227,058
Deere & Co.	3,877	337,725
Flowserve Corp.	505	84,906
Joy Global Inc.	1,113	60,191

163

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

Rockwell Automation Inc.	1,465	$128,949
Roper Industries Inc.	1,035	128,568
Xylem Inc.	1,954	54,985

		1,669,008
MANUFACTURING — 3.20%
3M Co.	6,883	758,988
Danaher Corp.	6,143	379,760
Dover Corp.	1,833	143,432
Eaton Corp. PLC	4,952	327,129
General Electric Co.	108,907	2,539,711
Illinois Tool Works Inc.	4,508	316,146
Ingersoll-Rand PLC	3,109	178,861
Leggett & Platt Inc.	1,486	47,552
Pall Corp.	1,151	78,498
Parker Hannifin Corp.	1,569	156,524
Pentair Ltd. Registered	2,149	125,158
SPX Corp.	442	34,883
Textron Inc.	2,847	76,755

		5,163,397
MEDIA — 3.51%
Cablevision NY Group Class A	1,977	29,892
CBS Corp. Class B NVS	6,156	304,722
Charter Communications Inc. Class Ab	638	71,405
Comcast Corp. Class A	22,271	894,181
Comcast Corp. Class A Special NVS	5,329	206,765
DIRECTV[b]	5,716	349,419
Discovery Communications Inc. Series Ab	1,523	120,104
Discovery Communications Inc. Series C NVS[b]	983	68,781
DISH Network Corp. Class A	2,240	86,330
Liberty Global Inc. Series Aa,b	1,400	103,180
Liberty Global Inc. Series C NVS[a,b]	1,097	75,353
Liberty Media Corp.[b]	992	123,861
News Corp. Class A NVS	16,029	514,691
News Corp. Class B	4,618	148,884
Nielsen Holdings NV	2,367	80,265
Scripps Networks Interactive Inc. Class A	911	61,365
Sirius XM Radio Inc.	34,402	119,719
Time Warner Cable Inc.	3,102	296,272
Time Warner Inc.	9,815	572,902
Viacom Inc. Class B NVS	4,659	306,981
Walt Disney Co. (The)	18,017	1,136,512

		5,671,584
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.	1,544	330,292

		330,292
MINING — 0.38%
Alcoa Inc.	11,221	95,379
Freeport-McMoRan Copper & Gold Inc.	10,860	337,203
Newmont Mining Corp.	5,219	178,907

		611,489

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.	12,195	$107,194

		107,194
OIL & GAS — 8.39%
Anadarko Petroleum Corp.	5,252	459,392
Apache Corp.	4,117	338,129
Cabot Oil & Gas Corp.	2,211	155,566
Cheniere Energy Inc.[b]	2,166	63,572
Chesapeake Energy Corp.	5,602	122,348
Chevron Corp.	20,401	2,504,223
Cimarex Energy Co.	910	63,827
Cobalt International Energy Inc.[a,b]	3,021	78,365
Concho Resources Inc.[b]	1,103	92,277
ConocoPhillips	12,186	747,489
Continental Resources Inc.[b]	487	39,510
Denbury Resources Inc.[b]	3,910	71,749
Devon Energy Corp.	4,045	229,958
Diamond Offshore Drilling Inc.	731	50,300
Energen Corp.	759	41,130
Ensco PLC Class A	2,441	146,875
EOG Resources Inc.	2,850	367,935
EQT Corp.	1,573	125,651
Exxon Mobil Corp.	47,051	4,256,704
Helmerich & Payne Inc.	1,112	68,655
Hess Corp.	3,232	217,869
HollyFrontier Corp.	2,029	100,436
Marathon Oil Corp.	7,427	255,415
Marathon Petroleum Corp.	3,473	286,522
Murphy Oil Corp.	1,893	119,865
Nabors Industries Ltd.	3,054	48,895
Noble Corp.	2,657	102,959
Noble Energy Inc.	3,742	215,726
Occidental Petroleum Corp.	8,458	778,728
Phillips 66	6,199	412,667
Pioneer Natural Resources Co.	1,392	193,043
QEP Resources Inc.	1,873	53,118
Range Resources Corp.	1,709	128,483
Rowan Companies PLC Class Aa,b	1,306	43,411
Southwestern Energy Co.[b]	3,684	138,850
Tesoro Corp.	1,445	89,084
Ultra Petroleum Corp.[a,b]	1,609	36,653
Valero Energy Corp.	5,821	236,507
Whiting Petroleum Corp.[b]	1,238	57,035

		13,538,921
OIL & GAS SERVICES — 1.58%
Baker Hughes Inc.	4,623	210,254
Cameron International Corp.[b]	2,594	157,897
Core Laboratories NV	491	67,640
FMC Technologies Inc.[b]	2,500	139,150
Halliburton Co.	9,818	410,883
National Oilwell Varco Inc.	4,490	315,647
Oceaneering International Inc.	1,135	82,265
Schlumberger Ltd.	13,992	1,021,836
Superior Energy Services Inc.[b]	1,658	44,236
Weatherford International Ltd.[a,b]	7,974	107,569

		2,557,377

164

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.18%
Ball Corp.	1,467	$63,316
Crown Holdings Inc.[b]	1,516	64,203
Owens-Illinois Inc.[b]	1,643	45,100
Rock-Tenn Co. Class A	748	73,887
Sealed Air Corp.	1,943	46,671

		293,177
PHARMACEUTICALS — 6.94%
Abbott Laboratories	16,491	604,725
AbbVie Inc.	16,607	708,953
Actavis Inc.[b]	1,342	165,455
Allergan Inc.	3,125	310,906
AmerisourceBergen Corp.	2,415	130,603
BioMarin Pharmaceutical Inc.[b]	1,329	83,328
Bristol-Myers Squibb Co.	17,192	791,004
Cardinal Health Inc.	3,572	167,741
DENTSPLY International Inc.	1,493	62,348
Eli Lilly and Co.	10,719	569,822
Express Scripts Holding Co.[b]	8,581	533,052
Forest Laboratories Inc.[b]	2,513	99,892
Herbalife Ltd.[a]	917	42,796
Johnson & Johnson	29,359	2,471,441
McKesson Corp.	2,445	278,388
Mead Johnson Nutrition Co. Class A	2,135	173,084
Merck & Co. Inc.	31,737	1,482,118
Mylan Inc.[b]	4,150	126,492
Omnicare Inc.	1,096	50,449
Onyx Pharmaceuticals Inc.[b]	759	72,446
Patterson Companies Inc.	850	33,218
Perrigo Co.	938	108,724
Pfizer Inc.	75,493	2,055,674
Warner Chilcott PLC Class A	2,239	42,989
Zoetis Inc.	1,049	33,568

		11,199,216
PIPELINES — 0.57%
Kinder Morgan Inc.	7,077	268,784
Kinder Morgan Management LLC[a,b]	1,104	89,667
ONEOK Inc.	2,159	97,457
Spectra Energy Corp.	7,026	214,785
Williams Companies Inc. (The)	7,171	252,276

		922,969
REAL ESTATE — 0.08%
CBRE Group Inc. Class Ab	2,946	68,289
Realogy Holdings Corp.[b]	1,227	63,362

		131,651
REAL ESTATE INVESTMENT TRUSTS — 2.62%
American Capital Agency Corp.	4,090	105,522
American Tower Corp.	4,155	323,425
Annaly Capital Management Inc.	9,938	134,958
AvalonBay Communities Inc.	1,292	171,397
Boston Properties Inc.	1,587	169,142
Camden Property Trust	884	61,217
Digital Realty Trust Inc.[a]	1,297	79,000
Duke Realty Corp.	3,307	54,797

Security	Shares	Value

Equity Residential	3,597	$203,410
Federal Realty Investment Trust	680	73,270
General Growth Properties Inc.	4,946	101,541
HCP Inc.	4,752	225,150
Health Care REIT Inc.	2,955	201,029
Host Hotels & Resorts Inc.[a]	7,620	135,560
Kimco Realty Corp.	4,285	94,913
Liberty Property Trust	1,242	50,400
Macerich Co. (The)[a]	1,436	93,211
Plum Creek Timber Co. Inc.[a]	1,700	81,090
Prologis Inc.	5,180	208,754
Public Storage	1,533	232,709
Rayonier Inc.	1,296	71,798
Realty Income Corp.[a]	2,039	92,673
Regency Centers Corp.	951	49,072
Simon Property Group Inc.	3,255	541,762
SL Green Realty Corp.[a]	962	83,675
UDR Inc.	2,629	64,069
Ventas Inc.	3,064	218,678
Vornado Realty Trust	1,762	140,872
Weyerhaeuser Co.	5,694	169,795

		4,232,889
RETAIL — 6.36%
Advance Auto Parts Inc.	772	62,933
AutoZone Inc.[b]	380	155,355
Bed Bath & Beyond Inc.[b]	2,366	161,479
Best Buy Co. Inc.	2,823	77,774
CarMax Inc.[b]	2,406	112,529
Chipotle Mexican Grill Inc.[b]	321	115,881
Costco Wholesale Corp.	4,578	502,069
CVS Caremark Corp.	12,927	744,337
Darden Restaurants Inc.	1,352	70,034
Dick’s Sporting Goods Inc.	1,027	53,753
Dollar General Corp.[b]	3,259	172,075
Dollar Tree Inc.[a,b]	2,389	114,768
Family Dollar Stores Inc.	1,099	67,204
GameStop Corp. Class A	1,271	42,146
Gap Inc. (The)	3,286	133,247
Home Depot Inc. (The)	15,713	1,235,985
J.C. Penney Co. Inc.	1,728	30,378
Kohl’s Corp.	2,297	118,089
L Brands Inc.	2,577	128,876
Lowe’s Companies Inc.	11,654	490,750
Lululemon Athletica Inc.[a,b]	1,060	82,479
Macy’s Inc.	4,156	200,901
McDonald’s Corp.	10,519	1,015,820
Nordstrom Inc.	1,640	96,465
O’Reilly Automotive Inc.[b]	1,168	127,207
PetSmart Inc.	1,070	72,225
PVH Corp.	848	97,681
Ross Stores Inc.	2,354	151,362
Sears Holdings Corp.[a,b]	392	19,141
Staples Inc.	7,085	106,275
Starbucks Corp.	7,874	496,613
Target Corp.	6,436	447,302
Tiffany & Co.	1,334	103,758
TJX Companies Inc. (The)	7,666	387,976
Tractor Supply Co.	714	79,954
Ulta Salon, Cosmetics & Fragrance Inc.[b]	637	57,814
Urban Outfitters Inc.[b]	1,228	51,490
Wal-Mart Stores Inc.	17,565	1,314,565

165

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

Walgreen Co.	9,441	$450,902
Yum! Brands Inc.	4,753	322,016

		10,271,608
SAVINGS & LOANS — 0.09%
Hudson City Bancorp Inc.	4,999	42,492
New York Community Bancorp Inc.	4,617	60,390
People’s United Financial Inc.	3,438	47,307

		150,189
SEMICONDUCTORS — 2.79%
Altera Corp.	3,370	111,850
Analog Devices Inc.	3,236	148,629
Applied Materials Inc.	12,593	191,414
Avago Technologies Ltd.	2,581	97,329
Broadcom Corp. Class A	5,466	196,284
Cree Inc.[a,b]	1,230	76,690
Intel Corp.	51,936	1,261,006
KLA-Tencor Corp.	1,751	98,564
Lam Research Corp.[b]	1,702	79,620
Linear Technology Corp.	2,434	91,275
LSI Corp.[b]	5,819	43,061
Marvell Technology Group Ltd.	4,781	51,826
Maxim Integrated Products Inc.	3,066	90,416
Microchip Technology Inc.	2,047	74,675
Micron Technology Inc.[b]	10,700	124,976
NVIDIA Corp.	6,571	95,214
QUALCOMM Inc.	18,048	1,145,687
Texas Instruments Inc.	11,598	416,252
Xilinx Inc.	2,743	111,503

		4,506,271
SOFTWARE — 3.86%
Activision Blizzard Inc.	4,679	67,518
Adobe Systems Inc.[b]	5,001	214,593
Akamai Technologies Inc.[b]	1,867	86,106
ANSYS Inc.[b]	973	72,488
Autodesk Inc.[b]	2,386	90,024
BMC Software Inc.[b]	1,348	61,058
CA Inc.	3,380	92,308
Cerner Corp.[a,b]	1,631	160,295
Citrix Systems Inc.[b]	1,964	126,383
Dun & Bradstreet Corp. (The)	428	42,004
Electronic Arts Inc.[b]	3,145	72,303
Fidelity National Information Services Inc.	3,099	139,145
Fiserv Inc.[b]	1,404	122,373
Intuit Inc.	2,957	172,807
Microsoft Corp.	83,576	2,915,131
Nuance Communications Inc.[a,b]	2,627	49,913
Oracle Corp.	39,771	1,342,669
Red Hat Inc.[b]	2,033	98,052
Salesforce.com Inc.[b]	5,849	247,588
VMware Inc. Class Ab	874	62,159

		6,234,917
TELECOMMUNICATIONS — 3.99%
AT&T Inc.	57,668	2,017,803
CenturyLink Inc.	6,564	224,161
Cisco Systems Inc.	56,007	1,348,649

Security	Shares	Value

Corning Inc.	15,538	$238,819
Crown Castle International Corp.[b]	3,081	219,521
Frontier Communications Corp.[a]	10,498	43,462
Harris Corp.	1,194	59,855
Juniper Networks Inc.[b]	5,421	96,114
Level 3 Communications Inc.[b]	1,605	34,395
Motorola Solutions Inc.	2,602	150,812
SBA Communications Corp. Class Ab	1,330	100,109
Sprint Nextel Corp.[b]	31,592	230,622
T-Mobile US Inc.[b]	1,484	31,802
Verizon Communications Inc.	30,021	1,455,418
Virgin Media Inc.	2,834	140,736
Windstream Corp.	6,184	49,658

		6,441,936
TEXTILES — 0.07%
Cintas Corp.	1,097	50,083
Mohawk Industries Inc.[b]	617	68,592

		118,675
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.[a]	1,230	54,710
Mattel Inc.	3,608	161,458

		216,168
TRANSPORTATION — 1.63%
C.H. Robinson Worldwide Inc.	1,696	96,146
CSX Corp.	10,715	270,125
Expeditors International of Washington Inc.	2,197	85,749
FedEx Corp.	3,139	302,411
J.B. Hunt Transport Services Inc.	994	73,218
Kansas City Southern Industries Inc.	1,156	127,969
Norfolk Southern Corp.	3,283	251,445
Union Pacific Corp.	4,923	761,195
United Parcel Service Inc. Class B	7,673	659,111

		2,627,369
WATER — 0.05%
American Water Works Co. Inc.	1,859	74,248

		74,248

TOTAL COMMON STOCKS (Cost: $128,529,535)		161,115,919

SHORT-TERM INVESTMENTS — 0.95%

MONEY MARKET FUNDS — 0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,398,460	1,398,460
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	102,015	102,015

166

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	40,793	$40,793

		1,541,268

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,541,268)		1,541,268

TOTAL INVESTMENTS IN SECURITIES — 100.74% (Cost: $130,070,803)		162,657,187
Other Assets, Less Liabilities — (0.74)%		(1,197,554)

NET ASSETS — 100.00%		$161,459,633

NVS   —   Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

167

Schedule of Investments   (Unaudited)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 3.46%
AGL Energy Ltd.	560	$7,731
ALS Ltd.	400	3,869
Amcor Ltd.	1,264	12,022
AMP Ltd.	2,404	11,939
APA Group	980	6,060
Asciano Ltd.	1,192	5,771
ASX Ltd.	220	7,889
Aurizon Holdings Ltd.	1,948	8,031
Australia and New Zealand Banking Group Ltd.	2,188	57,772
Bendigo and Adelaide Bank Ltd.	488	4,623
BHP Billiton Ltd.	2,784	93,100
Brambles Ltd.	1,492	13,103
CFS Retail Property Trust Group	3,288	6,336
Coca-Cola Amatil Ltd.	616	7,619
Cochlear Ltd.	60	3,713
Commonwealth Bank of Australia	1,300	83,333
Computershare Ltd.	496	5,321
Crown Ltd.	572	7,047
CSL Ltd.	448	25,599
Dexus Property Group	7,524	7,935
Echo Entertainment Group Ltd.	1,020	2,885
Fortescue Metals Group Ltd.	1,308	4,201
Goodman Group	2,040	10,053
GPT Group	2,392	8,921
Iluka Resources Ltd.	464	5,000
Incitec Pivot Ltd.	1,768	4,950
Insurance Australia Group Ltd.	1,948	10,608
James Hardie Industries SE	616	5,882
Lend Lease Group	844	8,108
Macquarie Group Ltd.	304	12,582
Mirvac Group	5,424	8,710
National Australia Bank Ltd.	1,848	51,381
Newcrest Mining Ltd.	684	9,515
Orica Ltd.	380	8,190
Origin Energy Ltd.	1,000	12,914
QBE Insurance Group Ltd.	1,032	15,841
Ramsay Health Care Ltd.	164	5,436
Rio Tinto Ltd.	392	20,738
Santos Ltd.	876	10,985
Sonic Healthcare Ltd.	424	5,785
SP AusNet	936	1,081
Stockland Corp. Ltd.	2,568	8,987
Suncorp Group Ltd.	1,084	12,960
Tatts Group Ltd.	1,976	6,081
Telstra Corp. Ltd.	3,476	15,797
Toll Holdings Ltd.	604	2,809
Transurban Group	1,392	9,235
Wesfarmers Ltd.	912	34,311
Westfield Group	2,116	23,371
Westfield Retail Trust	3,684	10,879
Westpac Banking Corp.	2,528	68,931
Woodside Petroleum Ltd.	572	19,737
Woolworths Ltd.	1,108	35,056
WorleyParsons Ltd.	208	4,130

		854,863

Security	Shares	Value

AUSTRIA — 0.14%
Andritz AG	116	$6,314
Erste Group Bank AG	220	7,145
IMMOFINANZ AGa	2,032	8,353
OMV AG	188	8,711
Telekom Austria AG	404	2,769

		33,292
BELGIUM — 0.43%
Ageas	172	6,334
Anheuser-Busch InBev NV	688	63,423
Belgacom SA	96	2,151
Colruyt SA	84	4,295
Groupe Bruxelles Lambert SA	52	4,114
KBC Groep NV	204	8,114
Solvay SA	56	8,092
UCB SA	84	4,605
Umicore SA	108	5,176

		106,304
CANADA — 4.33%
Agnico-Eagle Mines Ltd.	160	5,217
Agrium Inc.	140	12,985
Alimentation Couche-Tard Inc. Class B	140	7,856
ARC Resources Ltd.	284	7,886
Athabasca Oil Corp.[a]	400	2,841
Bank of Montreal	512	30,401
Bank of Nova Scotia	928	53,011
Barrick Gold Corp.	868	18,291
Baytex Energy Corp.	132	5,027
BCE Inc.	172	7,753
Bombardier Inc. Class B	1,592	7,240
Brookfield Asset Management Inc. Class A	1,112	39,335
Brookfield Office Properties Inc.	404	6,966
Cameco Corp.	384	8,374
Canadian Imperial Bank of Commerce	316	23,955
Canadian National Railway Co.	376	38,275
Canadian Natural Resources Ltd.	960	28,701
Canadian Oil Sands Ltd.	456	8,855
Canadian Pacific Railway Ltd.	160	21,338
Canadian Tire Corp. Ltd. Class A NVS	76	6,125
Canadian Utilities Ltd. Class A	64	4,713
Catamaran Corp.[a]	196	9,645
Cenovus Energy Inc.	672	20,182
CGI Group Inc. Class Aa	240	7,370
CI Financial Corp.	216	6,307
Crescent Point Energy Corp.	316	11,478
Eldorado Gold Corp.	640	5,189
Enbridge Inc.	652	28,369
Encana Corp.	684	13,084
Finning International Inc.	212	4,648
First Quantum Minerals Ltd.	460	8,260
Fortis Inc.	212	6,771
Franco-Nevada Corp.	144	6,027
George Weston Ltd.	68	5,485
Gildan Activewear Inc.	116	4,815
Goldcorp Inc.	708	21,078
Great-West Lifeco Inc.	188	5,271
Husky Energy Inc.	312	8,842
IGM Financial Inc.	116	5,455

168

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Imperial Oil Ltd.	264	$10,342
Intact Financial Corp.	112	6,648
Kinross Gold Corp.	1,024	6,737
Loblaw Companies Ltd.	136	6,540
Magna International Inc. Class A	172	11,506
Manulife Financial Corp.	1,540	24,466
MEG Energy Corp.[a]	144	4,093
Metro Inc. Class A	128	8,596
National Bank of Canada	128	9,448
New Gold Inc.[a]	492	3,356
Onex Corp.	112	5,314
Open Text Corp.	60	4,096
Pacific Rubiales Energy Corp.	292	6,187
Pembina Pipeline Corp.	284	8,908
Pengrowth Energy Corp.	748	3,828
Penn West Petroleum Ltd.	464	4,759
Potash Corp. of Saskatchewan Inc.	748	31,735
Power Corp. of Canada	272	7,658
Power Financial Corp.	144	4,344
Research In Motion Ltd.[a,b]	428	5,984
RioCan Real Estate Investment Trust	268	7,131
Rogers Communications Inc. Class B	320	14,552
Royal Bank of Canada	1,180	70,249
Saputo Inc.	144	7,061
Shaw Communications Inc. Class B	364	8,139
Shoppers Drug Mart Corp.	232	10,164
Silver Wheaton Corp.	348	8,280
SNC-Lavalin Group Inc.	164	6,479
Sun Life Financial Inc.	500	14,687
Suncor Energy Inc.	1,340	40,775
Talisman Energy Inc.	916	10,750
Teck Resources Ltd. Class B	524	14,039
TELUS Corp. NVS	64	2,236
Thomson Reuters Corp.	304	10,148
Tim Hortons Inc.	176	9,393
Toronto-Dominion Bank (The)	740	60,135
Tourmaline Oil Corp.[a]	148	6,043
TransAlta Corp.	300	4,299
TransCanada Corp.	592	27,242
Turquoise Hill Resources Ltd.[a]	556	3,723
Valeant Pharmaceuticals International Inc.[a]	252	23,258
Vermilion Energy Inc.	120	6,065
Yamana Gold Inc.	716	8,465

		1,071,279
DENMARK — 0.50%
Carlsberg A/S Class B	120	11,431
Coloplast A/S Class B	220	12,543
Danske Bank A/Sa	692	13,640
DSV A/S	336	8,077
Novo Nordisk A/S Class B	368	59,137
Novozymes A/S Class B	360	12,446
William Demant Holding A/Sa	76	6,050

		123,324
FINLAND — 0.31%
Elisa OYJ	156	2,970
Fortum OYJ	388	7,291
Kone OYJ Class B	156	13,778
Metso OYJ	144	5,561
Nokia OYJ[a,b]	3,260	11,162

Security	Shares	Value

Nokian Renkaat OYJ	92	$3,864
Sampo OYJ Class A	336	13,713
Stora Enso OYJ Class R	648	4,737
UPM-Kymmene OYJ	532	5,737
Wartsila OYJ Abp	176	8,257

		77,070
FRANCE — 3.95%
Accor SA	160	5,744
ALSTOM	208	7,851
ArcelorMittal	988	12,676
Arkema SA	64	6,606
Atos SA	68	4,968
AXA SA	1,484	30,061
BNP Paribas SA	880	51,692
Bouygues SA	184	4,906
Bureau Veritas SA	64	7,417
Cap Gemini SA	148	7,245
Carrefour SA	548	16,203
Casino Guichard-Perrachon SA	64	6,685
Christian Dior SA	44	8,077
Compagnie de Saint-Gobain	360	15,648
Compagnie Generale de Geophysique-Veritas[a]	144	3,566
Compagnie Generale des Etablissements Michelin Class B	140	12,298
Credit Agricole SAa	904	8,549
Danone SA	504	37,062
Dassault Systemes SA	64	8,046
Edenred SA	176	5,610
Electricite de France SA	196	4,468
Essilor International SA	180	19,859
European Aeronautic Defence and Space Co. NV	436	25,117
Eutelsat Communications SA	152	4,724
France Telecom SA	1,672	16,995
GDF Suez	1,204	24,576
Gemalto NVb	76	6,363
Groupe Eurotunnel SA Registered	636	5,127
Iliad SA	24	5,020
Kering SA	64	13,951
Klepierre	156	6,712
L’Air Liquide SA	268	34,507
L’Oreal SA	208	35,138
Lafarge SA	188	13,486
Lagardere SCA	120	3,083
Legrand SA	252	12,425
LVMH Moet Hennessy Louis Vuitton SA	212	37,545
Pernod Ricard SA	192	23,064
Publicis Groupe SA	168	12,034
Renault SA	144	11,153
Safran SA	228	12,143
Sanofi	1,036	110,783
Schneider Electric SA	464	36,886
SCOR SE	176	5,168
SES SA Class A FDR	236	6,987
Societe BIC SA	40	4,252
Societe Generale	604	24,157
Sodexo	100	8,510
STMicroelectronics NV	628	5,910
Suez Environnement SA	284	3,656
Technip SA	92	10,246
Thales SA	124	6,038
Total SA	1,796	89,811
Unibail-Rodamco SE	96	23,546

169

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Vallourec SA	100	$5,417
Veolia Environnement	316	3,935
Vinci SA	412	21,195
Vivendi SA	1,092	21,469

		976,366
GERMANY — 3.40%
Adidas AG	196	21,360
Allianz SE Registered	396	61,458
BASF SE	808	78,778
Bayer AG Registered	716	76,917
Bayerische Motoren Werke AG	280	26,741
Beiersdorf AG	108	9,732
Brenntag AG	72	10,964
Commerzbank AGa,b	805	8,430
Continental AG	92	12,120
Daimler AG Registered	740	47,386
Deutsche Bank AG Registered	888	41,517
Deutsche Boerse AG	188	12,131
Deutsche Post AG Registered	916	23,220
Deutsche Telekom AG Registered[b]	2,420	27,719
E.ON SE	1,596	27,014
Fresenius Medical Care AG & Co. KGaA	200	13,582
Fresenius SE & Co. KGaA	120	14,227
GEA Group AG	244	8,895
Hannover Rueckversicherung AG Registered	80	6,047
HeidelbergCement AG	160	12,128
Henkel AG & Co. KGaA	128	10,468
Infineon Technologies AG	1,080	9,168
K+S AG Registered	184	7,752
Kabel Deutschland Holding AG	104	9,812
Lanxess AG	96	7,163
Linde AG	176	33,770
MAN SE	52	5,769
Merck KGaA	60	9,506
METRO AG	148	5,050
Muenchener Rueckversicherungs-Gesellschaft AG Registered	168	31,494
QIAGEN NVa	292	5,476
RWE AG	472	16,183
SAP AG	812	61,068
Siemens AG Registered	728	76,998
ThyssenKrupp AGa	388	7,772
Volkswagen AG	16	3,422

		841,237
GREECE — 0.01%
OPAP SA	258	2,127

		2,127
HONG KONG — 1.22%
AIA Group Ltd.	14,400	64,090
Bank of East Asia Ltd. (The)	4,000	15,664
BOC Hong Kong (Holdings) Ltd.	6,000	20,019
CLP Holdings Ltd.	4,000	33,776
Hang Seng Bank Ltd.	2,000	32,205
Hong Kong and China Gas Co. Ltd. (The)	8,400	23,806
Hong Kong Exchanges and Clearing Ltd.	1,000	16,850
Li & Fung Ltd.	8,000	11,171
Link REIT (The)	4,000	20,688
MTR Corp. Ltd.	6,000	23,728

Security	Shares	Value

New World Development Co. Ltd.	8,000	$12,779
Sands China Ltd.	3,200	16,984
Wynn Macau Ltd.	3,200	9,502

		301,262
IRELAND — 0.12%
CRH PLC	680	14,365
Elan Corp. PLC[a]	480	5,878
Kerry Group PLC Class A	176	9,968

		30,211
ISRAEL — 0.21%
Bank Hapoalim BMa	2,000	9,298
Israel Chemicals Ltd.	716	7,988
Teva Pharmaceutical Industries Ltd.	900	34,506

		51,792
ITALY — 0.84%
Assicurazioni Generali SpA	1,024	19,177
Atlantia SpA	328	5,594
Banca Monte dei Paschi di Siena SpA[a,b]	12,344	3,847
Enel Green Power SpA	1,936	4,168
Enel SpA	5,720	21,631
Eni SpA	2,176	49,352
Fiat Industrial SpA	828	9,540
Fiat SpA[a]	700	5,557
Intesa Sanpaolo SpA	10,616	20,073
Luxottica Group SpA	144	7,476
Saipem SpA	232	6,227
Snam SpA	1,620	7,688
Telecom Italia SpA	8,316	6,456
Telecom Italia SpA RNC	4,604	2,851
Tenaris SA	412	8,741
Terna SpA	1,464	6,493
UniCredit SpA	3,952	22,505

		207,376
JAPAN — 8.75%
AEON Co. Ltd.	1,200	14,118
Asahi Group Holdings Ltd.	800	19,363
Astellas Pharma Inc.	800	41,436
Bridgestone Corp.	800	26,700
Canon Inc.	1,200	41,951
Chubu Electric Power Co. Inc.	800	10,450
Chugai Pharmaceutical Co. Ltd.	800	16,202
Chugoku Electric Power Co. Inc. (The)	800	10,981
Dai-ichi Life Insurance Co. Ltd. (The)	12	16,697
Daiichi Sankyo Co. Ltd.	800	13,334
Daiwa Securities Group Inc.	2,000	16,994
Denso Corp.	800	33,949
East Japan Railway Co.	400	30,027
FANUC Corp.	200	30,186
FUJIFILM Holdings Corp.	800	17,002
Hakuhodo DY Holdings Inc.	160	10,648
Hitachi Ltd.	4,000	27,730
Honda Motor Co. Ltd.	2,000	75,860
Hoya Corp.	800	16,210
Isetan Mitsukoshi Holdings Ltd.	800	10,109
ITOCHU Corp.	2,400	30,447

170

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Japan Retail Fund Investment Corp.	8	$15,212
Japan Tobacco Inc.	1,200	41,119
JFE Holdings Inc.	800	16,994
JTEKT Corp.	800	8,945
JX Holdings Inc.	4,000	19,807
Kansai Electric Power Co. Inc. (The)[a]	800	9,539
Kao Corp.	800	25,194
KDDI Corp.	800	36,524
Kobe Steel Ltd.[a]	8,000	10,854
Komatsu Ltd.	1,200	31,029
Kuraray Co. Ltd.	800	11,567
Kyushu Electric Power Co. Inc.[a]	800	11,084
Marui Group Co. Ltd.	800	7,574
Mazda Motor Corp.[a]	4,000	16,004
Mitsubishi Chemical Holdings Corp.	2,000	9,686
Mitsubishi Corp.	2,400	42,450
Mitsubishi Electric Corp.	2,000	19,351
Mitsubishi Estate Co. Ltd.	1,000	25,224
Mitsubishi Heavy Industries Ltd.	4,000	25,036
Mitsubishi Motors Corp.[a]	8,000	12,597
Mitsubishi UFJ Financial Group Inc.	16,400	96,638
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	9,309
Mitsui & Co. Ltd.	2,800	35,799
Mizuho Financial Group Inc.	32,000	61,797
MS&AD Insurance Group Holdings Inc.	800	20,258
Murata Manufacturing Co. Ltd.	200	15,370
NEC Corp.	4,000	9,468
Nikon Corp.	400	10,712
Nippon Steel & Sumitomo Metal Corp.	8,470	21,809
Nippon Telegraph and Telephone Corp.	800	40,010
Nissan Motor Co. Ltd.	3,600	39,752
NKSJ Holdings Inc.	800	18,389
Nomura Holdings Inc.	4,400	34,381
NTT DOCOMO Inc.	24	35,605
Olympus Corp.[a]	400	12,201
Omron Corp.	400	12,003
ORIX Corp.	1,600	21,851
Otsuka Holdings Co. Ltd.	800	25,630
Panasonic Corp.[a]	2,800	21,879
Rakuten Inc.	1,200	13,477
Resona Holdings Inc.	4,000	18,302
Seven & I Holdings Co. Ltd.	800	27,769
Seven Bank Ltd.	4,400	15,861
Shin-Etsu Chemical Co. Ltd.	800	51,260
Shionogi & Co. Ltd.	800	15,172
Shiseido Co. Ltd.	800	11,456
SoftBank Corp.	800	40,961
Sojitz Corp.	4,400	7,756
Sony Corp.	1,200	24,351
Sumitomo Corp.	1,600	20,393
Sumitomo Electric Industries Ltd.	1,600	19,633
Sumitomo Mitsui Financial Group Inc.	1,600	64,254
Sumitomo Mitsui Trust Holdings Inc.	4,000	16,955
Suzuki Motor Corp.	800	19,878
T&D Holdings Inc.	800	9,967
Takeda Pharmaceutical Co. Ltd.	1,200	53,479
Tohoku Electric Power Co. Inc.[a]	800	9,499
Tokio Marine Holdings Inc.	800	23,729
Tokyo Electric Power Co. Inc.[a]	1,600	9,777
Toshiba Corp.	4,000	19,332
Toyota Motor Corp.	2,800	166,655
USS Co. Ltd.	80	9,325
Yahoo! Japan Corp.	32	14,673

Security	Shares	Value

Yamada Denki Co. Ltd.	160	$6,108
Yamato Holdings Co. Ltd.	800	14,903
Yokogawa Electric Corp.	800	9,690

		2,163,660
NETHERLANDS — 1.01%
AEGON NV	1,408	9,598
Akzo Nobel NV	216	13,797
ASML Holding NV	280	23,319
Corio NV	100	4,474
D.E Master Blenders 1753 NVa	552	8,660
Fugro NV CVA	64	3,798
Heineken Holding NV	96	5,678
Heineken NV	196	13,664
ING Groep NV CVA[a]	3,260	30,555
Koninklijke Ahold NV	904	14,674
Koninklijke DSM NV	132	8,660
Koninklijke KPN NV	2,406	4,646
Koninklijke Philips Electronics NV	924	26,219
Randstad Holding NV	120	5,132
Reed Elsevier NV	568	9,334
Royal Vopak NV	72	4,339
TNT Express NV	328	2,522
Unilever NV CVA	1,360	55,582
Wolters Kluwer NV	264	5,775

		250,426
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	976	6,514
Telecom Corp. of New Zealand Ltd.	2,444	4,502

		11,016
NORWAY — 0.35%
DNB ASA	780	12,650
Norsk Hydro ASA	1,132	5,141
Orkla ASA	1,012	8,537
Seadrill Ltd.	312	12,744
Statoil ASA	924	20,991
Subsea 7 SA	280	6,190
Telenor ASA	612	12,873
Yara International ASA	180	8,050

		87,176
PORTUGAL — 0.08%
Energias de Portugal SA	2,032	6,528
Galp Energia SGPS SA Class B	308	5,049
Jeronimo Martins SGPS SA	272	5,787
Portugal Telecom SGPS SA Registered	668	2,840

		20,204
SINGAPORE — 0.57%
Ascendas REIT	8,000	14,676
CapitaLand Ltd.	4,000	10,944
CapitaMall Trust Management Ltd.	12,000	20,401
Genting Singapore PLC	16,000	18,345
Global Logistic Properties Ltd.	4,000	8,920
Golden Agri-Resources Ltd.	20,000	9,093
Hutchison Port Holdings Trust	16,000	12,640

171

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Noble Group Ltd.	12,000	$9,868
Singapore Telecommunications Ltd.	12,000	35,583

		140,470
SPAIN — 1.22%
Abertis Infraestructuras SA	320	5,754
Acciona SA	32	1,994
Actividades de Construcciones y Servicios SA	120	3,367
Amadeus IT Holding SA Class A	284	8,651
Banco Bilbao Vizcaya Argentaria SA	4,796	45,045
Banco de Sabadell SA	3,320	6,260
Banco Santander SA	9,268	66,543
CaixaBank	1,284	4,626
Distribuidora Internacional de Alimentacion SA	764	6,009
Enagas SA	236	5,906
Ferrovial SA	440	7,117
Gas Natural SDG SA	324	6,714
Grifols SAa	200	7,324
Iberdrola SA	3,960	21,417
Industria de Diseno Textil SA	184	22,850
International Consolidated Airlines Group SAa	2,160	9,126
Red Electrica Corporacion SA	112	5,951
Repsol SA	732	16,725
Telefonica SAa	3,416	46,928
Zardoya Otis SA	168	2,277

		300,584
SWEDEN — 1.32%
Alfa Laval AB	372	8,121
Assa Abloy AB Class B	368	14,854
Atlas Copco AB Class A	524	13,938
Atlas Copco AB Class B	448	10,642
Boliden AB	412	5,929
Electrolux AB Class B	228	6,167
Elekta AB Class B	392	5,962
Getinge AB Class B	204	6,101
Hennes & Mauritz AB Class B	800	27,441
Hexagon AB Class B	232	6,778
Investment AB Kinnevik Class B	256	6,813
Investor AB Class B	492	14,212
Lundin Petroleum ABa	208	4,337
Millicom International Cellular SA SDR	56	4,478
Nordea Bank AB	1,972	24,387
Sandvik AB	944	13,307
Scania AB Class B	332	7,447
Skandinaviska Enskilda Banken AB Class A	1,136	11,895
Skanska AB Class B	448	7,980
SKF AB Class B	400	9,749
Svenska Cellulosa AB Class B	488	12,150
Svenska Handelsbanken AB Class A	380	16,379
Swedbank AB Class A	676	16,191
Swedish Match AB	212	7,348
Tele2 AB Class B	272	3,396
Tele2 AB Class B Redemption[a]	272	1,142
Telefonaktiebolaget LM Ericsson Class B	2,628	30,918
TeliaSonera AB	1,580	10,594
Volvo AB Class B	1,276	18,793

		327,449

Security	Shares	Value

SWITZERLAND — 3.82%
ABB Ltd. Registered[a]	1,996	$44,034
Actelion Ltd. Registered[a]	116	6,921
Adecco SA Registered[a]	144	8,073
Aryzta AGa	140	8,046
Baloise Holding AG Registered	76	7,472
Coca-Cola HBC AG SP ADR[a]	164	4,284
Compagnie Financiere Richemont SA Class A Bearer	456	40,796
Credit Suisse Group AG Registered	1,192	35,713
Geberit AG Registered	48	11,965
Givaudan SA Registered[a]	16	20,659
Holcim Ltd. Registered[a]	236	18,371
Julius Baer Group Ltd.[a]	236	9,346
Kuehne & Nagel International AG Registered	60	6,722
Nestle SA Registered	2,780	183,817
Novartis AG Registered	1,932	138,920
Partners Group Holding AG	32	8,117
Roche Holding AG Genusschein	592	147,506
Schindler Holding AG Participation Certificates	48	6,993
Schindler Holding AG Registered	36	5,110
SGS SA Registered	8	18,024
Sonova Holding AG Registered[a]	52	5,717
Sulzer AG Registered	36	6,051
Swatch Group AG (The) Bearer	32	18,408
Swiss Life Holding AG Registered[a]	36	6,014
Swiss Prime Site AG Registered[a]	124	9,310
Swiss Re AGa	288	21,204
Swisscom AG Registered	20	8,528
Syngenta AG Registered	88	34,481
Transocean Ltd.	304	15,463
UBS AG Registered[a]	3,164	56,085
Zurich Insurance Group AGa	124	32,848

		944,998
UNITED KINGDOM — 9.14%
3i Group PLC	1,196	6,180
Aberdeen Asset Management PLC	1,068	7,545
Admiral Group PLC	188	3,814
Aggreko PLC	272	7,369
AMEC PLC	316	4,911
Anglo American PLC	1,200	27,772
Antofagasta PLC	396	5,677
ARM Holdings PLC	1,272	19,053
Associated British Foods PLC	372	10,219
AstraZeneca PLC	976	50,133
Aviva PLC	2,336	11,822
Babcock International Group PLC	440	7,738
BAE Systems PLC	2,980	18,302
Barclays PLC	9,928	48,234
BG Group PLC	2,924	53,773
BHP Billiton PLC	1,832	53,203
BP PLC	16,052	115,221
British American Tobacco PLC	1,656	90,961
British Land Co. PLC	1,076	9,935
British Sky Broadcasting Group PLC	876	10,366
BT Group PLC	6,500	29,771
Bunzl PLC	436	8,487
Burberry Group PLC	396	8,723
Capita PLC	612	8,926
Capital Shopping Centres Group PLC	932	4,789
Carnival PLC	184	6,263

172

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Centrica PLC	4,400	$25,349
Cobham PLC	1,404	6,083
Coca-Cola HBC AGa	104	2,914
Compass Group PLC	1,724	22,648
Croda International PLC	156	5,825
Diageo PLC	2,152	63,654
Experian PLC	944	17,489
Fresnillo PLC	172	3,007
G4S PLC	1,380	5,159
GKN PLC	1,140	5,166
GlaxoSmithKline PLC	4,080	105,992
Glencore International PLC	8,924	43,714
Hammerson PLC	1,100	8,555
HSBC Holdings PLC	15,276	168,118
ICAP PLC	640	3,566
IMI PLC	384	7,528
Imperial Tobacco Group PLC	852	30,627
Inmarsat PLC	452	4,201
InterContinental Hotels Group PLC	304	8,789
Intertek Group PLC	172	8,384
Invensys PLC	848	5,114
Investec PLC	644	4,542
ITV PLC	3,660	7,275
J Sainsbury PLC	1,348	7,650
Johnson Matthey PLC	220	8,542
Kingfisher PLC	2,064	10,815
Land Securities Group PLC	904	12,794
Legal & General Group PLC	5,012	13,602
Lloyds Banking Group PLC[a]	36,424	34,299
London Stock Exchange Group PLC	208	4,434
Marks & Spencer Group PLC	1,364	9,738
Meggitt PLC	1,040	8,396
National Grid PLC	2,928	34,825
Next PLC	148	10,364
Old Mutual PLC	3,956	12,319
Pearson PLC	688	12,819
Petrofac Ltd.	244	4,998
Prudential PLC	2,108	35,699
Randgold Resources Ltd.	80	6,343
Reckitt Benckiser Group PLC	524	37,513
Reed Elsevier PLC	1,088	12,215
Resolution Ltd.	976	4,281
Rexam PLC	904	7,264
Rio Tinto PLC	1,156	50,072
Rolls-Royce Holdings PLC[a]	1,704	31,130
Royal Bank of Scotland Group PLC[a]	1,840	9,390
Royal Dutch Shell PLC Class A	3,284	109,685
Royal Dutch Shell PLC Class B	3,024	104,554
RSA Insurance Group PLC	2,616	4,569
SABMiller PLC	824	41,601
Sage Group PLC (The)	1,332	7,373
SEGRO PLC	1,300	5,507
Serco Group PLC	608	5,641
Severn Trent PLC	224	6,969
Shire PLC	468	15,397
Smith & Nephew PLC	836	9,778
Smiths Group PLC	432	9,032
SSE PLC	808	19,037
Standard Chartered PLC	1,992	46,418
Standard Life PLC	1,984	11,815
Tate & Lyle PLC	548	6,784
Tesco PLC	6,912	38,296
Tullow Oil PLC	792	12,548

Security	Shares	Value

Unilever PLC	1,096	$46,111
United Utilities Group PLC	616	7,060
Vodafone Group PLC	41,200	119,898
Weir Group PLC (The)	228	8,058
Whitbread PLC	208	9,091
Wm Morrison Supermarkets PLC	2,296	9,531
Wolseley PLC	272	13,930
WPP PLC	1,092	18,675

		2,259,746
UNITED STATES — 54.18%
3M Co.	556	61,310
Abbott Laboratories	1,340	49,138
AbbVie Inc.	1,348	57,546
Accenture PLC Class A	576	47,295
ACE Ltd.	268	24,034
Actavis Inc.[a]	108	13,315
Activision Blizzard Inc.	412	5,945
Adobe Systems Inc.[a]	436	18,709
ADT Corp. (The)	208	8,443
Advance Auto Parts Inc.	68	5,543
AES Corp. (The)	588	7,174
Aetna Inc.	340	20,529
Affiliated Managers Group Inc.[a]	60	9,840
Aflac Inc.	384	21,385
AGCO Corp.	112	6,213
Agilent Technologies Inc.	300	13,635
Air Products and Chemicals Inc.	184	17,371
Airgas Inc.	72	7,408
Akamai Technologies Inc.[a]	172	7,933
Albemarle Corp.	96	6,424
Alcoa Inc.	1,096	9,316
Alexion Pharmaceuticals Inc.[a]	176	17,167
Alleghany Corp.[a]	8	3,120
Allergan Inc.	248	24,674
Alliance Data Systems Corp.[a]	52	9,209
Alliant Energy Corp.	132	6,502
Allstate Corp. (The)	364	17,559
Altera Corp.	304	10,090
Altria Group Inc.	1,708	61,659
Amazon.com Inc.[a]	320	86,090
Ameren Corp.	200	6,808
American Capital Agency Corp.	304	7,843
American Electric Power Co. Inc.	392	17,961
American Express Co.	840	63,596
American International Group Inc.[a]	1,216	54,063
American Tower Corp.	388	30,202
American Water Works Co. Inc.	188	7,509
Ameriprise Financial Inc.	192	15,652
AmerisourceBergen Corp.	228	12,330
AMETEK Inc.	268	11,564
Amgen Inc.	648	65,143
Amphenol Corp. Class A	148	11,529
Anadarko Petroleum Corp.	444	38,837
Analog Devices Inc.	288	13,228
Annaly Capital Management Inc.[b]	924	12,548
ANSYS Inc.[a,b]	100	7,450
Aon PLC	256	16,300
Apache Corp.	328	26,939
Apple Inc.	820	368,738
Applied Materials Inc.	1,152	17,510
Arch Capital Group Ltd.[a]	112	5,736

173

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Archer-Daniels-Midland Co.	588	$18,951
Arrow Electronics Inc.[a]	108	4,294
Assurant Inc.	80	3,979
AT&T Inc.	4,852	169,772
Autodesk Inc.[a]	216	8,150
Autoliv Inc.	88	6,904
Automatic Data Processing Inc.	408	28,038
AutoZone Inc.[a]	28	11,447
Avago Technologies Ltd.	244	9,201
AvalonBay Communities Inc.	116	15,389
Avery Dennison Corp.	128	5,568
Avnet Inc.[a]	140	4,782
Avon Products Inc.	420	9,899
Axis Capital Holdings Ltd.	96	4,182
Baker Hughes Inc.	372	16,919
Ball Corp.	168	7,251
Bank of America Corp.	9,384	128,185
Bank of New York Mellon Corp. (The)	1,012	30,421
Baxter International Inc.	460	32,352
BB&T Corp.	548	18,040
Beam Inc.	144	9,337
Becton, Dickinson and Co.	160	15,779
Bed Bath & Beyond Inc.[a]	200	13,650
Berkshire Hathaway Inc. Class Ba	848	96,731
Best Buy Co. Inc.	248	6,832
Biogen Idec Inc.[a]	196	46,548
BlackRock Inc.[c]	124	34,621
BMC Software Inc.[a]	156	7,066
Boeing Co. (The)	612	60,600
BorgWarner Inc.[a]	84	6,810
Boston Properties Inc.	152	16,200
Boston Scientific Corp.[a]	1,304	12,049
Bristol-Myers Squibb Co.	1,340	61,653
Broadcom Corp. Class A	460	16,519
Brown-Forman Corp. Class B NVS	132	9,084
Bunge Ltd.	140	9,744
C.H. Robinson Worldwide Inc.	152	8,617
C.R. Bard Inc.	72	7,422
CA Inc.	308	8,411
Cabot Oil & Gas Corp.	196	13,791
Calpine Corp.[a]	284	5,768
Cameron International Corp.[a]	216	13,148
Campbell Soup Co.	180	7,706
Capital One Financial Corp.	492	29,978
Cardinal Health Inc.	288	13,524
CareFusion Corp.[a]	220	8,085
CarMax Inc.[a,b]	204	9,541
Carnival Corp.	400	13,240
Caterpillar Inc.	564	48,391
CBRE Group Inc. Class Aa	356	8,252
CBS Corp. Class B NVS	520	25,740
Celanese Corp. Series A	156	7,699
Celgene Corp.[a]	376	46,492
CenterPoint Energy Inc.	376	8,716
CenturyLink Inc.	524	17,895
Cerner Corp.[a]	136	13,366
CF Industries Holdings Inc.	56	10,694
Charles Schwab Corp. (The)	956	18,986
Charter Communications Inc. Class Aa	88	9,849
Chesapeake Energy Corp.	580	12,667
Chevron Corp.	1,692	207,693
Chipotle Mexican Grill Inc.[a]	28	10,108
Chubb Corp. (The)	192	16,723

Security	Shares	Value

Church & Dwight Co. Inc.	124	$7,540
Cigna Corp.	252	17,111
Cimarex Energy Co.	80	5,611
Cincinnati Financial Corp.	112	5,302
Cintas Corp.	140	6,392
Cisco Systems Inc.	4,596	110,672
CIT Group Inc.[a]	156	7,188
Citigroup Inc.	2,556	132,886
Citrix Systems Inc.[a]	172	11,068
Clorox Co. (The)	92	7,643
CME Group Inc.	276	18,749
CMS Energy Corp.	276	7,438
Coach Inc.	248	14,448
Cobalt International Energy Inc.[a]	280	7,263
Coca-Cola Co. (The)	3,444	137,726
Coca-Cola Enterprises Inc.	292	10,851
Cognizant Technology Solutions Corp. Class Aa	268	17,326
Colgate-Palmolive Co.	800	46,272
Comcast Corp. Class A	1,892	75,964
Comcast Corp. Class A Special NVS	396	15,365
Comerica Inc.	164	6,476
Computer Sciences Corp.	144	6,424
ConAgra Foods Inc.	392	13,206
Concho Resources Inc.[a]	96	8,031
ConocoPhillips	952	58,396
CONSOL Energy Inc.	212	7,352
Consolidated Edison Inc.	232	13,240
Constellation Brands Inc. Class Aa	152	8,058
Continental Resources Inc.[a]	52	4,219
Core Laboratories NV	44	6,061
Corning Inc.	1,252	19,243
Costco Wholesale Corp.	380	41,675
Covidien PLC	404	25,694
Cree Inc.[a]	116	7,233
Crown Castle International Corp.[a]	256	18,240
Crown Holdings Inc.[a]	168	7,115
CSX Corp.	912	22,992
Cummins Inc.	164	19,619
CVS Caremark Corp.	1,104	63,568
D.R. Horton Inc.	272	6,626
Danaher Corp.	524	32,394
Darden Restaurants Inc.	140	7,252
DaVita HealthCare Partners Inc.[a]	88	10,918
Deere & Co.	324	28,224
Dell Inc.	1,252	16,714
Delphi Automotive PLC	228	11,129
Denbury Resources Inc.[a]	376	6,900
DENTSPLY International Inc.	148	6,180
Devon Energy Corp.	320	18,192
Diamond Offshore Drilling Inc.	64	4,404
Dick’s Sporting Goods Inc.	100	5,234
Digital Realty Trust Inc.	140	8,527
DIRECTV[a]	532	32,521
Discover Financial Services	448	21,240
Discovery Communications Inc. Series Aa	136	10,725
Discovery Communications Inc. Series C NVS[a]	84	5,877
DISH Network Corp. Class A	180	6,937
Dollar General Corp.[a]	276	14,573
Dollar Tree Inc.[a]	208	9,992
Dominion Resources Inc.	460	26,013
Dover Corp.	180	14,085
Dow Chemical Co. (The)	1,024	35,287
Dr Pepper Snapple Group Inc.	208	9,564

174

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

DTE Energy Co.	156	$10,391
Duke Energy Corp.	568	38,016
Duke Realty Corp.[b]	496	8,219
Dun & Bradstreet Corp. (The)	56	5,496
E.I. du Pont de Nemours and Co.	780	43,516
Eastman Chemical Co.	152	10,901
Eaton Corp. PLC	420	27,745
Eaton Vance Corp. NVS	160	6,642
eBay Inc.[a]	1,012	54,749
Ecolab Inc.	264	22,300
Edison International	252	11,577
Edwards Lifesciences Corp.[a]	108	7,178
Electronic Arts Inc.[a]	320	7,357
Eli Lilly and Co.	840	44,654
EMC Corp.[a]	1,804	44,667
Emerson Electric Co.	632	36,315
Energen Corp.	84	4,552
Energizer Holdings Inc.	56	5,360
Ensco PLC Class A	208	12,515
Entergy Corp.	144	9,919
EOG Resources Inc.	236	30,468
EQT Corp.	140	11,183
Equifax Inc.	136	8,282
Equinix Inc.[a]	48	9,727
Equity Residential	300	16,965
Estee Lauder Companies Inc. (The) Class A	200	13,556
Everest Re Group Ltd.	44	5,703
Exelon Corp.	672	21,060
Expedia Inc.	92	5,286
Expeditors International of Washington Inc.	208	8,118
Express Scripts Holding Co.[a]	700	43,484
Exxon Mobil Corp.	3,948	357,176
F5 Networks Inc.[a]	76	6,324
Facebook Inc. Class Aa	1,420	34,577
Family Dollar Stores Inc.	92	5,626
Fastenal Co.	276	14,402
Federal Realty Investment Trust	100	10,775
FedEx Corp.	256	24,663
Fidelity National Financial Inc. Class A	164	4,315
Fidelity National Information Services Inc.	220	9,878
Fifth Third Bancorp	712	12,958
First Republic Bank	92	3,419
FirstEnergy Corp.	340	13,263
Fiserv Inc.[a]	128	11,156
Flextronics International Ltd.[a]	692	5,162
FLIR Systems Inc.	176	4,287
Flowserve Corp.	60	10,088
Fluor Corp.	172	10,872
FMC Corp.	148	9,281
FMC Technologies Inc.[a]	212	11,800
Ford Motor Co.	2,920	45,786
Forest Laboratories Inc.[a]	244	9,699
Fossil Inc.[a]	48	5,098
Franklin Resources Inc.	140	21,673
Freeport-McMoRan Copper & Gold Inc.	938	29,125
Frontier Communications Corp.	884	3,660
Gap Inc. (The)	276	11,192
Garmin Ltd.	92	3,214
General Dynamics Corp.	264	20,354
General Electric Co.	9,028	210,533
General Growth Properties Inc.	468	9,608
General Mills Inc.	548	25,800
General Motors Co.[a]	628	21,283

Security	Shares	Value

Genuine Parts Co.	132	$10,262
Gilead Sciences Inc.[a]	1,312	71,478
Goldman Sachs Group Inc. (The)	388	62,887
Google Inc. Class Aa	236	205,417
Green Mountain Coffee Roasters Inc.[a]	124	9,068
H&R Block Inc.	316	9,249
H.J. Heinz Co.	280	20,261
Halliburton Co.	836	34,987
Harley-Davidson Inc.	164	8,945
Harris Corp.	120	6,016
Hartford Financial Services Group Inc. (The)	356	10,904
Hasbro Inc.	100	4,448
HCA Holdings Inc.	236	9,218
HCP Inc.	452	21,416
Health Care REIT Inc.	272	18,504
Helmerich & Payne Inc.	100	6,174
Henry Schein Inc.[a]	92	8,859
Herbalife Ltd.[b]	104	4,854
Hershey Co. (The)	148	13,188
Hertz Global Holdings Inc.[a]	324	8,369
Hess Corp.	268	18,066
Hewlett-Packard Co.	1,672	40,830
HollyFrontier Corp.	176	8,712
Hologic Inc.[a]	276	5,727
Home Depot Inc. (The)	1,284	100,999
Honeywell International Inc.	644	50,528
Hormel Foods Corp.	168	6,690
Hospira Inc.[a,b]	136	4,716
Host Hotels & Resorts Inc.	744	13,236
Humana Inc.	144	11,632
IHS Inc. Class Aa	60	6,308
Illinois Tool Works Inc.	384	26,930
Illumina Inc.[a]	112	7,876
Ingersoll-Rand PLC	292	16,799
Integrys Energy Group Inc.	96	5,523
Intel Corp.	4,284	104,016
IntercontinentalExchange Inc.[a]	68	11,642
International Business Machines Corp.	932	193,875
International Flavors & Fragrances Inc.	92	7,387
International Game Technology	280	5,006
International Paper Co.	376	17,352
Interpublic Group of Companies Inc. (The)	444	6,314
Intuit Inc.	252	14,727
Intuitive Surgical Inc.[a]	36	17,911
Invesco Ltd.	420	14,171
Iron Mountain Inc.	152	5,448
J.B. Hunt Transport Services Inc.	104	7,661
J.C. Penney Co. Inc.	160	2,813
J.M. Smucker Co. (The)	108	10,904
J.P. Morgan Chase & Co.	3,276	178,837
Jacobs Engineering Group Inc.[a]	160	9,122
Johnson & Johnson	2,348	197,655
Johnson Controls Inc.	568	21,220
Joy Global Inc.	112	6,057
Juniper Networks Inc.[a]	480	8,510
Kansas City Southern Industries Inc.	108	11,956
KBR Inc.	172	6,209
Kellogg Co.	212	13,155
KeyCorp	772	8,322
Kimberly-Clark Corp.	320	30,986
Kimco Realty Corp.	496	10,986
Kinder Morgan Inc.	564	21,421
Kinder Morgan Management LLC[a]	120	9,746

175

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

KLA-Tencor Corp.	168	$9,457
Kohl’s Corp.	192	9,871
Kraft Foods Group Inc.	496	27,344
Kroger Co. (The)	488	16,431
L Brands Inc.	212	10,602
L-3 Communications Holdings Inc.	100	8,509
Laboratory Corp. of America Holdings[a]	88	8,755
Lam Research Corp.[a]	160	7,485
Las Vegas Sands Corp.	364	21,076
Legg Mason Inc.	152	5,326
Leggett & Platt Inc.	152	4,864
Leucadia National Corp.	312	9,791
Level 3 Communications Inc.[a,b]	136	2,914
Liberty Global Inc. Series Aa	120	8,844
Liberty Global Inc. Series C NVS[a]	96	6,594
Liberty Interactive Corp. Series Aa	480	10,776
Liberty Media Corp.[a]	104	12,985
Liberty Property Trust	232	9,415
Life Technologies Corp.[a]	152	11,263
Lincoln National Corp.	248	8,844
Linear Technology Corp.	232	8,700
LinkedIn Corp. Class Aa	76	12,732
Lockheed Martin Corp.	232	24,553
Loews Corp.	240	10,997
Lorillard Inc.	348	14,769
Lowe’s Companies Inc.	1,004	42,278
LSI Corp.[a]	664	4,914
Lululemon Athletica Inc.[a,b]	92	7,159
LyondellBasell Industries NV Class A	284	18,929
M&T Bank Corp.	88	9,231
Macerich Co. (The)	172	11,165
Macy’s Inc.	348	16,822
Manpowergroup Inc.	108	6,185
Marathon Oil Corp.	596	20,496
Marathon Petroleum Corp.	300	24,750
Marriott International Inc. Class A	260	10,923
Marsh & McLennan Companies Inc.	400	16,008
Martin Marietta Materials Inc.	56	6,106
Marvell Technology Group Ltd.	480	5,203
Masco Corp.	368	7,735
MasterCard Inc. Class A	96	54,744
Mattel Inc.	280	12,530
Maxim Integrated Products Inc.	300	8,847
McCormick & Co. Inc. NVS	136	9,395
McDonald’s Corp.	848	81,891
McGraw Hill Financial Inc.	224	12,219
McKesson Corp.	200	22,772
MDU Resources Group Inc.	252	6,517
Mead Johnson Nutrition Co. Class A	180	14,593
MeadWestvaco Corp.	232	8,120
Medtronic Inc.	844	43,052
Merck & Co. Inc.	2,572	120,112
MetLife Inc.	736	32,539
MGM Resorts International[a]	372	5,643
Microchip Technology Inc.	208	7,588
Micron Technology Inc.[a]	972	11,353
Microsoft Corp.	6,588	229,789
Mohawk Industries Inc.[a]	60	6,670
Molson Coors Brewing Co. Class B NVS	152	7,510
Mondelez International Inc. Class A	1,436	42,305
Monsanto Co.	460	46,294
Monster Beverage Corp.[a]	144	7,861
Moody’s Corp.	188	12,491

Security	Shares	Value

Morgan Stanley	1,284	$33,256
Mosaic Co. (The)	268	16,300
Motorola Solutions Inc.	240	13,910
Murphy Oil Corp.	172	10,891
Mylan Inc.[a]	348	10,607
Nabors Industries Ltd.	280	4,483
NASDAQ OMX Group Inc. (The)	140	4,404
National Oilwell Varco Inc.	360	25,308
NetApp Inc.[a]	320	12,010
Netflix Inc.[a,b]	48	10,860
New York Community Bancorp Inc.	328	4,290
Newell Rubbermaid Inc.	260	7,030
Newmont Mining Corp.	408	13,986
News Corp. Class A NVS	1,372	44,055
News Corp. Class B	340	10,962
NextEra Energy Inc.	324	24,501
Nielsen Holdings NV	132	4,476
Nike Inc. Class B	640	39,462
NiSource Inc.	292	8,389
Noble Corp.	220	8,525
Noble Energy Inc.	312	17,987
Nordstrom Inc.	140	8,235
Norfolk Southern Corp.	280	21,445
Northeast Utilities	276	11,501
Northern Trust Corp.	200	11,630
Northrop Grumman Corp.	212	17,467
NRG Energy Inc.	252	6,431
Nuance Communications Inc.[a]	252	4,788
Nucor Corp.	280	12,463
NVIDIA Corp.	584	8,462
NYSE Euronext Inc.	244	9,816
O’Reilly Automotive Inc.[a]	104	11,327
Occidental Petroleum Corp.	716	65,922
Omnicare Inc.	124	5,708
Omnicom Group Inc.	228	14,166
ONEOK Inc.	196	8,847
Oracle Corp.	3,328	112,353
Owens-Illinois Inc.[a]	180	4,941
PACCAR Inc.	316	16,938
Pall Corp.	128	8,730
Parker Hannifin Corp.	144	14,365
PartnerRe Ltd.	48	4,351
Patterson Companies Inc.	112	4,377
Paychex Inc.	304	11,318
Pentair Ltd. Registered	204	11,881
People’s United Financial Inc.	344	4,733
Pepco Holdings Inc.	272	5,649
PepsiCo Inc.	1,328	107,263
Perrigo Co.	76	8,809
PetSmart Inc.	104	7,020
Pfizer Inc.	6,212	169,153
PG&E Corp.	316	14,192
Philip Morris International Inc.	1,440	130,910
Phillips 66	520	34,616
Pinnacle West Capital Corp.	124	7,004
Pioneer Natural Resources Co.	124	17,196
Plum Creek Timber Co. Inc.[b]	220	10,494
PNC Financial Services Group Inc. (The)[c]	436	31,235
PPG Industries Inc.	140	21,505
PPL Corp.	416	12,355
Praxair Inc.	252	28,811
Precision Castparts Corp.	132	28,237
Priceline.com Inc.[a]	44	35,373

176

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Principal Financial Group Inc.	252	$9,538
Procter & Gamble Co. (The)	2,344	179,925
Progressive Corp. (The)	436	11,114
Prologis Inc.	512	20,634
Prudential Financial Inc.	380	26,209
Public Service Enterprise Group Inc.	420	13,877
Public Storage	144	21,859
PulteGroup Inc.[a]	360	7,772
PVH Corp.	80	9,215
QEP Resources Inc.	176	4,991
QUALCOMM Inc.	1,464	92,935
Quanta Services Inc.[a]	252	7,149
Quest Diagnostics Inc.	144	8,905
Rackspace Hosting Inc.[a]	112	4,203
Ralph Lauren Corp.	52	9,105
Range Resources Corp.	144	10,826
Rayonier Inc.	200	11,080
Raytheon Co.	304	20,259
Red Hat Inc.[a]	180	8,681
Regency Centers Corp.	132	6,811
Regeneron Pharmaceuticals Inc.[a]	68	16,447
Regions Financial Corp.	1,224	11,175
RenaissanceRe Holdings Ltd.	40	3,438
Republic Services Inc.	272	9,275
Reynolds American Inc.	296	14,241
Robert Half International Inc.	168	5,840
Rock-Tenn Co. Class A	80	7,902
Rockwell Automation Inc.	136	11,971
Rockwell Collins Inc.	144	9,324
Roper Industries Inc.	108	13,416
Ross Stores Inc.	200	12,860
Rowan Companies PLC Class Aa	156	5,185
Royal Caribbean Cruises Ltd.	148	5,181
Safeway Inc.	264	6,075
Salesforce.com Inc.[a]	480	20,318
SanDisk Corp.[a]	216	12,748
SBA Communications Corp. Class Aa	108	8,129
SCANA Corp.	132	6,658
Schlumberger Ltd.	1,164	85,007
Scripps Networks Interactive Inc. Class A	88	5,928
Seagate Technology PLC	316	13,613
SEI Investments Co.	216	6,612
Sempra Energy	196	15,935
Sherwin-Williams Co. (The)	84	15,837
Sigma-Aldrich Corp.	124	10,374
Simon Property Group Inc.	67	11,151
Sirius XM Radio Inc.	3,632	12,639
SL Green Realty Corp.	28	2,435
SLM Corp.	448	10,636
Southern Co. (The)	704	30,906
Southwestern Energy Co.[a]	312	11,759
Spectra Energy Corp.	536	16,386
Sprint Nextel Corp.[a]	2,604	19,009
SPX Corp.	104	8,208
St. Jude Medical Inc.	276	11,931
Stanley Black & Decker Inc.	152	12,041
Staples Inc.	592	8,880
Starbucks Corp.	664	41,879
Starwood Hotels & Resorts Worldwide Inc.	192	13,114
State Street Corp.	404	26,737
Stericycle Inc.[a]	88	9,659
Stryker Corp.	256	16,996
SunTrust Banks Inc.	468	15,018

Security	Shares	Value

Superior Energy Services Inc.[a]	164	$4,376
Symantec Corp.[a]	628	14,061
Synopsys Inc.[a]	180	6,561
Sysco Corp.	540	18,252
T. Rowe Price Group Inc.	232	17,600
Target Corp.	512	35,584
TD Ameritrade Holding Corp.	244	5,719
TE Connectivity Ltd.	372	16,513
Teradata Corp.[a]	156	8,697
Texas Instruments Inc.	976	35,029
Textron Inc.	292	7,872
Thermo Fisher Scientific Inc.	300	26,490
Tiffany & Co.	112	8,711
Time Warner Cable Inc.	256	24,451
Time Warner Inc.	796	46,463
TJX Companies Inc. (The)	620	31,378
Toll Brothers Inc.[a,b]	140	4,784
Torchmark Corp.	84	5,419
Total System Services Inc.	212	4,984
Tractor Supply Co.	68	7,615
TransDigm Group Inc.	60	8,766
Travelers Companies Inc. (The)	288	24,111
Trimble Navigation Ltd.[a]	240	6,696
TRW Automotive Holdings Corp.[a]	104	6,588
Tyco International Ltd.	448	15,147
Tyson Foods Inc. Class A	304	7,600
U.S. Bancorp	1,500	52,590
UDR Inc.	352	8,578
Ulta Salon, Cosmetics & Fragrance Inc.[a]	60	5,446
Ultra Petroleum Corp.[a]	148	3,371
Union Pacific Corp.	404	62,467
United Parcel Service Inc. Class B	588	50,509
United Technologies Corp.	740	70,226
UnitedHealth Group Inc.	872	54,613
Unum Group	220	6,266
Urban Outfitters Inc.[a]	116	4,864
Valero Energy Corp.	488	19,827
Varian Medical Systems Inc.[a]	104	6,969
Ventas Inc.	308	21,982
VeriSign Inc.[a]	160	7,526
Verisk Analytics Inc. Class Aa	148	8,705
Verizon Communications Inc.	2,424	117,516
Vertex Pharmaceuticals Inc.[a]	196	15,741
VF Corp.	84	15,444
Viacom Inc. Class B NVS	396	26,092
Virgin Media Inc.	236	11,720
Visa Inc. Class A	468	83,370
VMware Inc. Class Aa	76	5,405
Vornado Realty Trust	168	13,432
Vulcan Materials Co.	124	6,644
W.R. Berkley Corp.	88	3,605
W.W. Grainger Inc.	60	15,446
Wal-Mart Stores Inc.	1,492	111,661
Walgreen Co.	784	37,444
Walt Disney Co. (The)	1,436	90,583
Warner Chilcott PLC Class A	176	3,379
Waste Management Inc.	364	15,263
Waters Corp.[a]	76	7,350
Weatherford International Ltd.[a]	688	9,281
WellPoint Inc.	280	21,552
Wells Fargo & Co.	4,508	182,799
Western Digital Corp.	196	12,411
Western Union Co.	540	8,845

177

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2013

Security	Shares	Value

Weyerhaeuser Co.	560	$16,699
Whirlpool Corp.	68	8,688
Whiting Petroleum Corp.[a]	116	5,344
Whole Foods Market Inc.	328	17,010
Williams Companies Inc. (The)	600	21,108
Willis Group Holdings PLC	136	5,312
Windstream Corp.	484	3,887
Wisconsin Energy Corp.	216	8,815
Wyndham Worldwide Corp.	156	9,067
Wynn Resorts Ltd.	76	10,328
Xcel Energy Inc.	408	11,718
Xerox Corp.	1,132	9,950
Xilinx Inc.	260	10,569
XL Group PLC	252	7,920
Xylem Inc.	208	5,853
Yahoo! Inc.[a]	996	26,195
Yum! Brands Inc.	400	27,100
Zimmer Holdings Inc.	156	12,248

		13,397,615

TOTAL COMMON STOCKS (Cost: $24,951,259)		24,579,847

PREFERRED STOCKS — 0.21%

GERMANY — 0.21%
Henkel AG & Co. KGaA	156	15,082
Porsche Automobil Holding SE	128	10,678
Volkswagen AG	124	27,151

		52,911
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	50,694	77

		77

TOTAL PREFERRED STOCKS (Cost: $51,095)		52,988

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	113,819	113,819
BlackRock Cash Funds: Prime, SL Agency Shares
0.14%[c,d,e]	8,303	8,303

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	26,074	$26,074

		148,196

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,196)		148,196

TOTAL INVESTMENTS IN SECURITIES — 100.22% (Cost: $25,150,550)		24,781,031
Other Assets, Less Liabilities — (0.22)%		(54,899)

NET ASSETS — 100.00%		$24,726,132

FDR   —   Fiduciary Depositary Receipts

NVS   —  Non-Voting Shares

SDR  —   Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

178

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ETF	Former Name [a]
All Country World Minimum Volatility	iShares MSCI All Country World Minimum Volatility Index Fund
Australia	iShares MSCI Australia Index Fund
Austria Capped	iShares MSCI Austria Capped Investable Market Index Fund
Belgium Capped	iShares MSCI Belgium Capped Investable Market Index Fund
Brazil Capped	iShares MSCI Brazil Capped Index Fund
BRIC	iShares MSCI BRIC Index Fund
Canada	iShares MSCI Canada Index Fund
Chile Capped	iShares MSCI Chile Capped Investable Market Index Fund
Core Emerging Markets[b]
Emerging Markets	iShares MSCI Emerging Markets Index Fund
Emerging Markets Asia	iShares MSCI Emerging Markets Asia Index Fund
Emerging Markets Consumer Discretionary	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund
Emerging Markets Eastern Europe	iShares MSCI Emerging Markets Eastern Europe Index Fund
Emerging Markets EMEA	iShares MSCI Emerging Markets EMEA Index Fund
Emerging Markets Energy Capped	iShares MSCI Emerging Markets Energy Sector Capped Index Fund
Emerging Markets Growth	iShares MSCI Emerging Markets Growth Index Fund
Emerging Markets Minimum Volatility	iShares MSCI Emerging Markets Minimum Volatility Index Fund
Emerging Markets Small-Cap	iShares MSCI Emerging Markets Small Cap Index Fund
Emerging Markets Value	iShares MSCI Emerging Markets Value Index Fund
EMU	iShares MSCI EMU Index Fund
France	iShares MSCI France Index Fund
Frontier 100[c]	iShares MSCI Frontier 100 Index Fund
Germany	iShares MSCI Germany Index Fund
Global Agriculture Producers	iShares MSCI Global Agriculture Producers Fund
Global Energy Producers	iShares MSCI Global Energy Producers Fund
Global Gold Miners	iShares MSCI Global Gold Miners Fund
Global Metals & Mining Producers	iShares MSCI Global Select Metals & Mining Producers Fund
Global Silver Miners	iShares MSCI Global Silver Miners Fund
Hong Kong	iShares MSCI Hong Kong Index Fund
Israel Capped	iShares MSCI Israel Capped Investable Market Index Fund
Italy Capped	iShares MSCI Italy Capped Index Fund

179

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

Japan	iShares MSCI Japan Index Fund
Japan Small-Cap	iShares MSCI Japan Small Cap Index Fund
Malaysia	iShares MSCI Malaysia Index Fund
Mexico Capped	iShares MSCI Mexico Capped Investable Market Index Fund
Netherlands	iShares MSCI Netherlands Investable Market Index Fund
Pacific ex Japan	iShares MSCI Pacific ex-Japan Index Fund
Singapore	iShares MSCI Singapore Index Fund
South Africa	iShares MSCI South Africa Index Fund
South Korea Capped	iShares MSCI South Korea Capped Index Fund
Spain Capped	iShares MSCI Spain Capped Index Fund
Sweden	iShares MSCI Sweden Index Fund
Switzerland Capped	iShares MSCI Switzerland Capped Index Fund
Taiwan	iShares MSCI Taiwan Index Fund
Thailand Capped	iShares MSCI Thailand Capped Investable Market Index Fund
Turkey	iShares MSCI Turkey Investable Market Index Fund
United Kingdom	iShares MSCI United Kingdom Index Fund
USA	iShares MSCI USA Index Fund
World	iShares MSCI World Index Fund

[a]	The Funds changed their names effective July 1, 2013, with the exception of the iShares MSCI Frontier 100 ETF which changed its name effective May 1, 2013.
[b]	The Fund commenced operations on October 18, 2012.
[c]	The Fund commenced operations on September 12, 2012.

Each of the iShares MSCI BRIC, iShares Core MSCI Emerging Markets, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small-Cap and iShares MSCI Emerging Markets Value ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

180

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in

181

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2		Level 3	Total

All Country World Minimum Volatility
Assets:
Common Stocks	$1,029,848,232	$—		$—	$1,029,848,232
Investment Companies	2,906,348	—		—	2,906,348
Preferred Stocks	3,788,444	—		—	3,788,444
Rights	—	0	[a]	—	0	[a]
Money Market Funds	22,386,825	—		—	22,386,825

	$1,058,929,849	$0	[a]	$—	$1,058,929,849

Australia
Assets:
Common Stocks	$2,182,663,825	$—		$245	$2,182,664,070
Money Market Funds	6,789,594	—		—	6,789,594
Liabilities:
Futures Contracts[b]	(692,561)	—		—	(692,561)

	$2,188,760,858	$—		$245	$2,188,761,103

Austria Capped
Assets:
Common Stocks	$74,501,776	$—		$25	$74,501,801
Money Market Funds	659,342	—		—	659,342

	$75,161,118	$—		$25	$75,161,143

Belgium Capped
Assets:
Common Stocks	$59,763,970	$—		$—	$59,763,970
Money Market Funds	2,582,464	—		—	2,582,464

	$62,346,434	$—		$—	$62,346,434

Brazil Capped
Assets:
Common Stocks	$3,273,819,511	$—		$—	$3,273,819,511
Preferred Stocks	2,991,304,035	—		—	2,991,304,035
Rights	921,674	—		—	921,674
Money Market Funds	1,110,523	—		—	1,110,523

	$6,267,155,743	$—		$—	$6,267,155,743

BRIC
Assets:
Common Stocks	$477,921,353	$—		$—	$477,921,353
Preferred Stocks	80,216,612	—		—	80,216,612
Rights	32,784	64,725		—	97,509
Money Market Funds	16,890,225	—		—	16,890,225

	$575,060,974	$64,725		$—	$575,125,699

182

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iSHARES®, INC.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2		Level 3	Total

Canada
Assets:
Common Stocks	$3,990,124,482	$—		$—	$3,990,124,482
Money Market Funds	49,462,881	—		—	49,462,881
Futures Contracts[b]	165,089	—		—	165,089

	$4,039,752,452	$—		$—	$4,039,752,452

Chile Capped
Assets:
Common Stocks	$444,268,103	$—		$—	$444,268,103
Preferred Stocks	31,708,822	—		—	31,708,822
Rights	155,746	31,563		—	187,309
Money Market Funds	3,031,978	—		—	3,031,978

	$479,164,649	$31,563		$—	$479,196,212

Core Emerging Markets
Assets:
Common Stocks	$1,292,548,779	$3,296,797		$56,851	$1,295,902,427
Preferred Stocks	89,833,363	—		—	89,833,363
Rights	55,481	54,354		—	109,835
Warrants	—	0	[a]	—	0 [a]
Money Market Funds	18,159,678	—		—	18,159,678
Liabilities:
Futures Contracts[b]	(171,258)	—		—	(171,258)

	$1,400,426,043	$3,351,151		$56,851	$1,403,834,045

Emerging Markets
Assets:
Common Stocks	$38,376,301,171	$133,071,272		$—	$38,509,372,443
Preferred Stocks	3,022,720,567	—		—	3,022,720,567
Rights	1,344,113	1,877,693		—	3,221,806
Money Market Funds	1,307,087,412	—		—	1,307,087,412
Liabilities:
Futures Contracts[b]	(8,698,073)	—		—	(8,698,073)

	$42,698,755,190	$134,948,965		$—	$42,833,704,155

Emerging Markets Asia
Assets:
Common Stocks	$120,500,395	$473,501		$—	$120,973,896
Preferred Stocks	1,299,819	—		—	1,299,819
Rights	—	7,626		—	7,626
Money Market Funds	253,347	—		—	253,347

	$122,053,561	$481,127		$—	$122,534,688

Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$2,502,819	$—		$—	$2,502,819
Preferred Stocks	71,200	—		—	71,200
Money Market Funds	31,393	—		—	31,393

	$2,605,412	$—		$—	$2,605,412

Emerging Markets Eastern Europe
Assets:
Common Stocks	$126,554,860	$—		$—	$126,554,860
Preferred Stocks	4,417,864	—		—	4,417,864
Money Market Funds	401,633	—		—	401,633

	$131,374,357	$—		$—	$131,374,357

183

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iSHARES®, INC.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

Emerging Markets EMEA
Assets:
Common Stocks	$4,979,914	$8,567	$—	$4,988,481
Preferred Stocks	80,527	—	—	80,527
Money Market Funds	386	—	—	386

	$5,060,827	$8,567	$—	$5,069,394

Emerging Markets Energy Capped
Assets:
Common Stocks	$1,719,917	$—	$—	$1,719,917
Preferred Stocks	203,018	—	—	203,018
Money Market Funds	12,361	—	—	12,361

	$1,935,296	$—	$—	$1,935,296

Emerging Markets Growth
Assets:
Common Stocks	$5,094,921	$21,030	$—	$5,115,951
Preferred Stocks	321,849	—	—	321,849
Rights	—	430	—	430
Money Market Funds	98,000	—	—	98,000

	$5,514,770	$21,460	$—	$5,536,230

Emerging Markets Minimum Volatility
Assets:
Common Stocks	$2,065,415,773	$—	$—	$2,065,415,773
Preferred Stocks	90,083,967	—	—	90,083,967
Rights	7,354	—	—	7,354
Money Market Funds	13,611,644	—	—	13,611,644

	$2,169,118,738	$—	$—	$2,169,118,738

Emerging Markets Small-Cap
Assets:
Common Stocks	$34,093,491	$79,492	$12,664	$34,185,647
Preferred Stocks	374,215	—	—	374,215
Rights	8,483	2,710	—	11,193
Money Market Funds	41,106	—	—	41,106

	$34,517,295	$82,202	$12,664	$34,612,161

Emerging Markets Value
Assets:
Common Stocks	$10,606,479	$15,884	$—	$10,622,363
Preferred Stocks	993,333	—	—	993,333
Rights	775	—	—	775

	$11,600,587	$15,884	$—	$11,616,471

EMU
Assets:
Common Stocks	$2,197,599,173	$—	$8	$2,197,599,181
Preferred Stocks	49,291,420	—	—	49,291,420
Rights	—	10	—	10
Money Market Funds	30,967,983	—	—	30,967,983

	$2,277,858,576	$10	$8	$2,277,858,594

France
Assets:
Common Stocks	$473,879,872	$—	$—	$473,879,872
Money Market Funds	2,043,085	—	—	2,043,085

	$475,922,957	$—	$—	$475,922,957

184

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iSHARES®, INC.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2		Level 3	Total

Frontier 100
Assets:
Common Stocks	$128,942,189	$101		$—	$128,942,290
Convertible Bonds	—	21,574		—	21,574
Money Market Funds	7,890,356	—		—	7,890,356

	$136,832,545	$21,675		$—	$136,854,220

Germany
Assets:
Common Stocks	$2,787,302,864	$—		$—	$2,787,302,864
Preferred Stocks	217,951,211	—		—	217,951,211
Money Market Funds	35,172,937	—		—	35,172,937
Liabilities:
Futures Contracts[b]	1,428,451	—		—	1,428,451

	$3,041,855,463	$—		$—	$3,041,855,463

Global Agriculture Producers
Assets:
Common Stocks	$29,348,727	$—		$—	$29,348,727
Investment Companies	222,832	—		—	222,832
Preferred Stocks	333,834	—		—	333,834
Money Market Funds	112,437	—		—	112,437

	$30,017,830	$—		$—	$30,017,830

Global Energy Producers
Assets:
Common Stocks	$4,747,548	$—		$—	$4,747,548
Preferred Stocks	84,888	—		—	84,888
Money Market Funds	13,479	—		—	13,479

	$4,845,915	$—		$—	$4,845,915

Global Gold Miners
Assets:
Common Stocks	$31,573,118	$—		$—	$31,573,118
Money Market Funds	631,552	—		—	631,552

	$32,204,670	$—		$—	$32,204,670

Global Metals & Mining Producers
Assets:
Common Stocks	$207,531,252	$—		$125,735	$207,656,987
Preferred Stocks	10,684,774	—		—	10,684,774
Warrants	14,573	—		—	14,573
Money Market Funds	2,938,721	—		—	2,938,721

	$221,169,320	$—		$125,735	$221,295,055

Global Silver Miners
Assets:
Common Stocks	$4,087,331	$12,407		$—	$4,099,738
Money Market Funds	41,251	—		—	41,251

	$4,128,582	$12,407		$—	$4,140,989

Hong Kong
Assets:
Common Stocks	$3,497,776,949	$—		$—	$3,497,776,949
Rights	—	0	[a]	—	0	[a]
Money Market Funds	76,058,936	—		—	76,058,936
Liabilities:
Futures Contracts[b]	(282,527)	—		—	(282,527)

	$3,573,553,358	$0	[a]	$—	$3,573,553,358

185

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iSHARES®, INC.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2		Level 3	Total

Israel Capped
Assets:
Common Stocks	$77,745,472	$—		$—	$77,745,472
Warrants	7,073	—		—	7,073
Money Market Funds	1,678,963	—		—	1,678,963

	$79,431,508	$—		$—	$79,431,508

Italy Capped
Assets:
Common Stocks	$693,928,581	$—		$—	$693,928,581
Rights	—	139		—	139
Money Market Funds	26,855,242	—		—	26,855,242

	$720,783,823	$139		$—	$720,783,962

Japan
Assets:
Common Stocks	$11,156,890,271	$—		$—	$11,156,890,271
Money Market Funds	117,472,371	—		—	117,472,371
Futures Contracts[b]	6,424,263	—		—	6,424,263

	$11,280,786,905	$—		$—	$11,280,786,905

Japan Small-Cap
Assets:
Common Stocks	$88,600,562	$—		$—	$88,600,562
Rights	13,132	—		—	13,132
Money Market Funds	2,361,429	—		—	2,361,429

	$90,975,123	$—		$—	$90,975,123

Malaysia
Assets:
Common Stocks	$1,005,720,574	$—		$—	$1,005,720,574
Money Market Funds	569,376	—		—	569,376

	$1,006,289,950	$—		$—	$1,006,289,950

Mexico Capped
Assets:
Common Stocks	$2,610,553,249	$—		$—	$2,610,553,249
Money Market Funds	75,983,883	—		—	75,983,883

	$2,686,537,132	$—		$—	$2,686,537,132

Netherlands
Assets:
Common Stocks	$158,876,259	$—		$1	$158,876,260
Money Market Funds	1,262,966	—		—	1,262,966

	$160,139,225	$—		$1	$160,139,226

Pacific ex Japan
Assets:
Common Stocks	$3,955,576,356	$—		$350	$3,955,576,706
Rights	—	0	[a]	—	0	[a]
Money Market Funds	71,667,728	—		—	71,667,728

	$4,027,244,084	$0	[a]	$350	$4,027,244,434

Singapore
Assets:
Common Stocks	$1,511,289,536	$—		$—	$1,511,289,536
Money Market Funds	100,874,295	—		—	100,874,295
Liabilities:
Futures Contracts[b]	(208,137)	—		—	(208,137)

	$1,611,955,694	$—		$—	$1,611,955,694

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iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

South Africa
Assets:
Common Stocks	$486,554,488	$—	$—	$486,554,488
Money Market Funds	1,985,673	—	—	1,985,673

	$488,540,161	$—	$—	$488,540,161

South Korea Capped
Assets:
Common Stocks	$3,327,108,968	$—	$—	$3,327,108,968
Preferred Stocks	48,650,556	—	—	48,650,556
Money Market Funds	95,877,725	—	—	95,877,725

	$3,471,637,249	$—	$—	$3,471,637,249

Spain Capped
Assets:
Common Stocks	$325,851,685	$—	$—	$325,851,685
Money Market Funds	8,562,031	—	—	8,562,031

	$334,413,716	$—	$—	$334,413,716

Sweden
Assets:
Common Stocks	$397,350,580	$—	$—	$397,350,580
Money Market Funds	156,356	—	—	156,356

	$397,506,936	$—	$—	$397,506,936

Switzerland Capped
Assets:
Common Stocks	$949,977,771	$—	$—	$949,977,771
Money Market Funds	1,319,329	—	—	1,319,329

	$951,297,100	$—	$—	$951,297,100

Taiwan
Assets:
Common Stocks	$2,782,680,584	$—	$2	$2,782,680,586
Money Market Funds	290,928,527	—	—	290,928,527
Liabilities:
Futures Contracts[b]	(33,786)	—	—	(33,786)

	$3,073,575,325	$—	$2	$3,073,575,327

Thailand Capped
Assets:
Common Stocks	$990,525,049	$—	$—	$990,525,049
Rights	—	582,808	—	582,808
Warrants	161,760	10	—	161,770
Money Market Funds	3,656,888	—	—	3,656,888

	$994,343,697	$582,818	$—	$994,926,515

Turkey
Assets:
Common Stocks	$870,078,599	$9,746,272	$—	$879,824,871
Money Market Funds	29,396,264	—	—	29,396,264

	$899,474,863	$9,746,272	$—	$909,221,135

United Kingdom
Assets:
Common Stocks	$1,674,516,559	$—	$—	$1,674,516,559
Preferred Stocks	—	204,256	—	204,256
Money Market Funds	647,260	—	—	647,260
Futures Contracts[b]	318,245	—	—	318,245

	$1,675,482,064	$204,256	$—	$1,675,686,320

187

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

USA
Assets:
Common Stocks	$161,115,919	$—	$—	$161,115,919
Money Market Funds	1,541,268	—	—	1,541,268

	$162,657,187	$—	$—	$162,657,187

World
Assets:
Common Stocks	$24,579,847	$—	$—	$24,579,847
Preferred Stocks	52,911	77	—	52,988
Money Market Funds	148,196	—	—	148,196

	$24,780,954	$77	$—	$24,781,031

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

The iShares MSCI Turkey ETF had transfers from Level 1 to Level 2 during the period ended May 31, 2013 in the amount of $9,746,272, resulting from a temporary suspension of trading due to a pending corporate action.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

188

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® , INC.

iShares MSCI ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility	$1,000,101,354	$74,433,091	$(15,604,596)	$58,828,495
Australia	2,275,354,255	207,321,695	(293,222,286)	(85,900,591)
Austria Capped	108,689,481	20,515	(33,548,853)	(33,528,338)
Belgium Capped	63,966,011	5,761,899	(7,381,476)	(1,619,577)
Brazil Capped	4,876,383,554	2,088,899,308	(698,127,119)	1,390,772,189
BRIC	604,610,684	67,871,195	(97,356,180)	(29,484,985)
Canada	4,584,782,771	334,807,680	(880,003,088)	(545,195,408)
Chile Capped	389,352,123	121,229,154	(31,385,065)	89,844,089
Core MSCI Emerging Markets	1,439,400,274	36,259,200	(71,654,171)	(35,394,971)
Emerging Markets	43,056,357,440	5,907,745,170	(6,121,700,382)	(213,955,212)
Emerging Markets Asia	124,372,407	3,736,617	(5,574,336)	(1,837,719)
Emerging Markets Consumer Discretionary	2,504,264	300,349	(199,201)	101,148
Emerging Markets Eastern Europe	144,363,962	427,931	(13,417,536)	(12,989,605)
Emerging Markets EMEA	5,609,481	335,910	(875,997)	(540,087)
Emerging Markets Energy Capped	2,519,491	45,798	(629,993)	(584,195)
Emerging Markets Growth	5,363,486	354,790	(182,046)	172,744
Emerging Markets Minimum Volatility	2,128,526,176	105,132,915	(64,540,353)	40,592,562
Emerging Markets Small-Cap	34,183,266	2,661,919	(2,233,024)	428,895
Emerging Markets Value	12,593,783	423,136	(1,400,448)	(977,312)
EMU	2,505,231,044	107,224,890	(334,597,340)	(227,372,450)
France	525,662,622	37,988,719	(87,728,384)	(49,739,665)
Frontier 100	129,344,162	9,180,146	(1,670,088)	7,510,058
Germany	3,248,640,053	271,790,174	(480,003,215)	(208,213,041)
Global Agriculture Producers	29,772,657	1,016,940	(771,767)	245,173
Global Energy Producers	5,045,088	302,917	(502,090)	(199,173)
Global Gold Miners	48,104,363	—	(15,899,693)	(15,899,693)
Global Metals & Mining Producers	232,964,430	7,708,778	(19,378,153)	(11,669,375)
Global Silver Miners	5,712,072	—	(1,571,083)	(1,571,083)
Hong Kong	3,376,263,878	391,189,650	(193,617,643)	197,572,007
Israel Capped	100,404,791	4,375,784	(25,349,067)	(20,973,283)
Italy Capped	737,897,352	29,703,206	(46,816,596)	(17,113,390)
Japan	12,301,741,814	438,878,812	(1,466,257,984)	(1,027,379,172)
Japan Small-Cap	91,066,692	6,285,210	(6,376,779)	(91,569)
Malaysia	521,779,038	527,257,186	(42,746,274)	484,510,912
Mexico Capped	2,845,707,476	109,775,515	(268,945,859)	(159,170,344)
Netherlands	174,008,211	12,682,494	(26,551,479)	(13,868,985)
Pacific ex Japan	3,659,345,347	655,179,753	(287,280,666)	367,899,087
Singapore	1,537,653,691	205,244,656	(130,734,516)	74,510,140
South Africa	569,581,759	38,777,415	(119,819,013)	(81,041,598)
South Korea Capped	2,451,513,051	1,536,819,163	(516,694,965)	1,020,124,198
Spain Capped	380,512,262	3,784,309	(49,882,855)	(46,098,546)
Sweden	401,466,779	34,246,832	(38,206,675)	(3,959,843)
Switzerland Capped	840,810,804	136,419,527	(25,933,231)	110,486,296
Taiwan	2,219,288,910	1,078,791,452	(224,471,249)	854,320,203
Thailand Capped	890,024,456	147,804,095	(42,902,036)	104,902,059
Turkey	850,281,387	90,321,171	(31,381,423)	58,939,748
United Kingdom	1,675,785,990	185,174,984	(185,592,899)	(417,915)
USA	130,284,059	34,017,311	(1,644,183)	32,373,128
World	25,160,611	413,776	(793,356)	(379,580)

189

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended May 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

190

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® , INC.

iShares MSCI ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility
iShares India 50 ETF	73,268	57,908	(9,800)	121,376	$2,906,348	$296	$14,078

Core Emerging Markets
iShares India 50 ETF	—	243,250	(243,250)	—	$—	$612	$87,227
iShares MSCI Chile Capped ETF	—	24,667	(24,667)	—	—	—	(93,930)
iShares MSCI India ETF	—	2,965,928	(2,965,928)	—	—	4,928	2,019,750
iShares MSCI India Small-Cap ETF	—	51,223	(51,223)	—	—	11,170	(96,593)

					$—	$16,710	$1,916,454

Global Agriculture Producers
iShares India 50 ETF	3,572	6,743	(1,009)	9,306	$222,832	$16	$(1,836)

USA
BlackRock Inc.	1,445	263	(283)	1,425	$397,860	$4,617	$11,668
PNC Financial Services Group Inc. (The)	5,825	907	(1,170)	5,562	398,462	7,178	8,289

					$796,322	$11,795	$19,957

World
BlackRock Inc.	58	124	(58)	124	$34,621	$134	$2,663
PNC Financial Services Group Inc. (The)	227	436	(227)	436	31,235	220	(149)

					$65,856	$354	$2,514

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

191

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES®, INC.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

192

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this
Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date: July 29, 2013

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2013